     As filed with the Securities and Exchange Commission on April 29, 2005

                  Registration Nos. 333- 102575 and 811- 04844

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                             / /
                                 ---
     Post-Effective Amendment No.  3                                         /X/
                                  ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 45                                                        /X/
                  ----

                        (Check appropriate box or boxes)

             Separate Account I of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900
                                                          ---------------

                            Theresa M. Brunsman, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

         / /   immediately upon filing pursuant to paragraph (b) of Rule 485

         /X/   on May 1, 2005 pursuant to paragraph (b) of Rule 485

         / /   60 days after filing pursuant to paragraph (a)(1) of Rule 485

         / /   on (date) pursuant to paragraph (a)(1) of Rule 485

         / /   75 days after filing pursuant to paragraph (a)(2) of Rule 485

         / /   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         / /   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

                                  PINNACLEPLUS

                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options of Separate Account I are invested in shares of the Portfolios of the following mutual funds:

FIDELITY VIP FUNDS                                             PUTNAM VARIABLE TRUST
Fidelity VIP Asset Manager(SM) Portfolio                       Putnam VT Discovery Growth Fund
Fidelity VIP Balanced Portfolio                                Putnam VT The George Putnam Fund of Boston
Fidelity VIP Contrafund Portfolio                              Putnam VT Growth and Income Fund
Fidelity VIP Dynamic Capital Appreciation  Portfolio           Putnam VT International Equity Fund
Fidelity VIP Equity-Income Portfolio                           Putnam VT Small Cap Value Fund
Fidelity VIP Growth Portfolio                                  Putnam VT Voyager Fund
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio                    SCUDDER VIT FUNDS
Fidelity VIP High Income Portfolio                             Scudder VIT EAFE Equity Index Fund*
Fidelity VIP Investment Grade Bond Portfolio                   Scudder VIT Equity 500 Index Fund
Fidelity VIP Mid Cap Portfolio                                 Scudder VIT Small Cap Index Fund
Fidelity VIP Overseas Portfolio
                                                               TOUCHSTONE VARIABLE SERIES TRUST
FRANKLIN TEMPLETON VIP TRUST                                   Touchstone VST Balanced Fund
FTVIPT Franklin Growth and Income Securities Fund              Touchstone VST Baron Small Cap Fund
FTVIPT Franklin Income Securities Fund                         Touchstone VST Core Bond Fund
FTVIPT Franklin Large Cap Growth Securities Fund               Touchstone VST Eagle Capital Appreciation Fund
FTVIPT Mutual Shares Securities Fund                           Touchstone VST Emerging Growth Fund
FTVIPT Templeton Foreign Securities Fund                       Touchstone VST Enhanced Dividend 30 Fund
FTVIPT Templeton Growth Securities Fund                        Touchstone VST Growth & Income Fund
                                                               Touchstone VST High Yield Fund
J.P. MORGAN SERIES TRUST II                                    Touchstone VST Money Market Fund
J.P. Morgan Bond Portfolio                                     Touchstone VST Third Avenue Value Fund
J.P. Morgan International Equity Portfolio                     Touchstone VST Value Plus Fund
J.P. Morgan Mid Cap Value Portfolio                            Touchstone VST Conservative ETF Fund
                                                               Touchstone VST Moderate ETF Fund
MFS VARIABLE INSURANCE TRUST                                   Touchstone VST Aggressive ETF Fund
MFS VIT Capital Opportunities Series                           Touchstone VST Enhanced ETF Fund
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series                          VAN KAMPEN LIFE INVESTMENT TRUST (LIT) AND
                                                               UNIVERSAL INSTITUTIONAL FUNDS (UIF)
MFS VIT Mid Cap Growth Series                                  Van Kampen LIT Comstock Portfolio
MFS VIT New Discovery Series                                   Van Kampen LIT Emerging Growth Portfolio
MFS VIT Total Return Series                                    Van Kampen UIF Emerging Markets Debt Portfolio
                                                               Van Kampen UIF Emerging Markets Equity Portfolio
                                                               Van Kampen UIF U.S. Real Estate Portfolio

* THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005.

                                     PPI - 1

We also offer a Quarterly Rate Option (QRO) and Systematic Transfer Option
(STO), together referred to as Fixed Accounts. The contribution you make to a QRO earns a fixed interest rate . Withdrawal charges, an annual administrative charge, optional contract feature charges and recapture of the Credit Plus may apply and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference.

This annuity contains the Credit Plus feature and because of that, it has higher mortality and expense charges and a longer surrender charge schedule than a similar annuity without the Credit Plus feature. Integrity intends to make a profit from the charges associated with the Credit Plus feature. Integrity uses a portion of the surrender charges and mortality and expense risk charges to recover the cost of providing the Credit Plus feature. These charges can be greater than the amount of the credit enhancement added to the contract.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2005, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9.

THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about Pinnacle Plus at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about Pinnacle Plus on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

The date of this prospectus is May 1, 2005.

                                     PPI - 2

                                TABLE OF CONTENTS

PART 1 - SUMMARY                                                            PAGE

Your Variable Annuity Contract                                                 7
Your Benefits                                                                  7
How Your Contract is Taxed                                                     7
Your Contributions                                                             7
Your Investment Options                                                        7
Account Value and Surrender Value                                              8
Transfers                                                                      8
Charges and Fees                                                               8
Withdrawals                                                                    8
Credit Plus                                                                    8
Your Initial Right to Revoke (Free Look Period)                                8
Risk/Return Summary: Investments and Risks                                     9
Table of Annual Fees and Expenses                                              9
Example                                                                       14

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT
Integrity Life Insurance Company                                              14
The Separate Account and the Variable Account Options                         14
Assets of Our Separate Account                                                14
Distribution of Contracts                                                     15
Changes In How We Operate                                                     15

PART 3 - YOUR INVESTMENT OPTIONS
The Portfolios                                                                15
Fixed Accounts                                                                27

PART 4 - DEDUCTIONS AND CHARGES
Separate Account Charges                                                      27
Annual Administrative Charge                                                  28
Portfolio Charges                                                             28
Reduction or Elimination of Separate Account or Administrative Charges        28
State Premium Tax Deduction                                                   28
Contingent Withdrawal Charge                                                  28
Recapture of Credit Plus                                                      29
Reduction or Elimination of the Contingent Withdrawal Charge                  30
Optional Contract Charges                                                     30
Transfer Charge                                                               30
Hardship Waiver                                                               31
Tax Reserve                                                                   31

PART 5 - TERMS OF YOUR VARIABLE ANNUITY
Contributions Under Your Contract                                             31
Your Account Value                                                            31
Units in Our Separate Account                                                 32
How We Determine Unit Value                                                   32
Transfers                                                                     33
Excessive Trading                                                             33
Specific Notice Regarding the use of this Annuity for Market Timing           34
Withdrawals                                                                   35
Assignments                                                                   36
Standard Death Benefit                                                        36
Annuity Benefits                                                              37
Annuities                                                                     37

                                     PPI - 3

Annuity Payments                                                              38
Timing of Payment                                                             38
Credit Plus                                                                   38
Death Claims                                                                  39
How You Make Requests and Give Instructions                                   39

PART 6 - OPTIONAL CONTRACT FEATURES
Optional Death Benefit                                                        39
Enhanced Earnings Benefit                                                     40

PART 7 - VOTING RIGHTS
Voting Rights                                                                 41
How We Determine Your Voting Shares                                           41
How Portfolio Shares Are Voted                                                41
Separate Account Voting Rights                                                41

PART 8 - TAX ASPECTS OF THE CONTRACT
Introduction                                                                  42
Your Contract is an Annuity                                                   42
Taxation of Annuities Generally                                               42
Distribution-at-Death Rules                                                   43
Spousal Continuation                                                          44
Diversification Standards                                                     44
Tax-Favored Retirement Programs                                               44
Inherited IRAs                                                                44
Annuities in Qualified Plans                                                  45
Federal and State Income Tax Withholding                                      45
Impact of Taxes on the Company                                                45
Transfers Among Investment Options                                            45

PART 9 - ADDITIONAL INFORMATION
Systematic Withdrawal Program                                                 45
Income Plus Withdrawal Program                                                46
Choices Plus Minimum Required Distribution Program                            46
Asset Allocation Models                                                       47
Dollar Cost Averaging                                                         47
Systematic Transfer Program                                                   48
Customized Asset Rebalancing                                                  48
Systematic Contributions                                                      48
Legal Proceedings                                                             48
Table of Contents of Statement of Additional Information                      49

APPENDIX A - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I (UNIT VALUES)       50
APPENDIX B - ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLES                   56

Disclaimer:

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity's variable annuity products.

                                     PPI - 4

                                    GLOSSARY

1933 ACT - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 ACT - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADMINISTRATIVE OFFICE - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202-3319. You may also call us at 1-800-325-8583.

ANNUITANT - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - amount paid on the Retirement Date.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CODE - the Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

DEATH BENEFIT - benefit paid to a named beneficiary on the death of the Annuitant.

EXCHANGE TRADED FUND- a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

FIXED ACCOUNTS - Quarterly Rate Option and the Systematic Transfer Option.

FREE WITHDRAWAL - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 10% of your Account Value at the time you make your withdrawal request (less any Free Withdrawals taken during the current Contract Year), or 10% of your Account Value at your most recent Contract Anniversary (less any Free Withdrawals taken during the current Contract Year). During your first Contract Year, the Free Withdrawal amount is 10% of your initial contribution received on the Contract Date.

FUND OF FUNDS- A Portfolio which invests in other mutual funds.

GAIN - Account Value less Net Premiums.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

                                     PPI - 5

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. For the QRO, the Guaranteed Interest Rate shall remain in effect until the next calendar quarter, at which time your QRO allocation will receive the Guaranteed Interest Rate in effect at the beginning of that calendar quarter for the rest of that quarter. For the STO, the Guaranteed Interest Rate shall remain in effect for the STO period selected. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MINIMUM INTEREST RATE - the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

NET PREMIUMS -Contributions less an adjustment for any withdrawals.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

QUARTERLY RATE OPTION (QRO) - a Fixed Account where the interest rate on your allocation may change as often as quarterly.

RETIREMENT DATE - The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant's 100th birthday. We refer to this as the "Maximum Retirement Date".

SEPARATE ACCOUNT- consists of assets that are segregated by Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Account Value, reduced by any withdrawal charges, Credit Plus recapture if applicable and/or any pro rata annual administrative charges that may apply.

Systematic Transfer Option (STO) -a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 9 of this prospectus.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

                                     PPI - 6

PART I - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

When this prospectus uses the terms "we," "our," "us," or "the Company," it means Integrity Life Insurance Company (Integrity). The terms "you" and "your" mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying a PINNACLEPLUS Variable Annuity if you complete an Application/Customer Profile form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an Annuity Benefit and a Death Benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax advisor. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 8, "Tax Aspects of the Contract - Taxation of Annuities Generally."

YOUR CONTRIBUTIONS

The minimum initial contribution is $20,000. Additional contributions can be as little as $100. For more details on contribution requirements, see "Contributions Under Your Contract" in Part 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in a combination of the variable and fixed Investment Options To select Investment Options most suitable for you, see
Part 3, "Your Investment Options."

The Variable Account Options invest in shares of mutual funds , each of which is referred to as a Portfolio. The Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

                                     PPI - 7

ACCOUNT VALUE AND SURRENDER VALUE

Your Account Value consists of the values of your Investment Options added together. Your Surrender Value is equal to your Account Value, minus any contingent withdrawal charge, and minus the pro rata annual administrative charges that may apply. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5, "Transfers". Any transfer must be for at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option. All of these programs are discussed in Part 9. If you make more than twelve transfers between your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first twelve. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

CHARGES AND FEES

If your Account Value is less than $75,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $40 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.67% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. In the tenth Contract Year, this fee will be reduced to 1.15%. The charge will never be greater than this unless you select an optional contract feature. For more information, see Part 4, "Deductions and Charges" and Part 6, Optional Contract Features."

Investment management fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Management fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "Your Investment Options" in Part 3.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 10% of your Account Value each Contract Year without paying withdrawal charges. After the first 10% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract. See Part 4, "Contingent Withdrawal Charge" and Part 5, "Withdrawals."

CREDIT PLUS

This contract automatically provides the Credit Plus feature. When you purchase this contract, an amount equal to 5% of your contributions made in the first Contract Year will be credited to your Account Value. Under certain circumstances, this amount may be recaptured by us. Please see Part 4, "Recapture of Credit Plus" and Part 5, "Credit Plus" for details.

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net of any investment performance and applicable daily charges and reduced by our recapture of any Credit Plus amount which has been applied to your

                                     PPI - 8
account), which may be more or less than your initial contribution, depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we'll return all of your contributions without any adjustments. We'll return the amount of any contribution to the Quarterly Rate Option upon cancellation. Please see Part 4, "Deductions and Charges" for more information.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the PINNACLEPLUS Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of the corresponding Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                    $      0
     Deferred Sales Load (as a percentage of contributions)(1)                9% Maximum
     Transfer Charge (assessed after 12 transfers in one Contract Year)(2)      $     20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge(3)                                            $     40

----------
(1) Surrender charges decrease based on the age of your contribution. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4 for more detail.
(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" in Part 4 for more detail.
(3) This charge will be waived if the Account Value is at least $75,000 on the last day of any Contract Year.

                                     PPI - 9

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

FOR CONTRACT YEARS 1-9

Mortality and Expense Risk Charge                                                      1.52%
Administrative Expenses                                                                 .15%
                                                                                   --------
Base Contract Mortality, Expense Risk and Administrative Fee                           1.67%
                                                                                   ========

Optional Death Benefit Charge                                                           .20%
Optional Enhanced Earnings Benefit Charge, Annuitant Age on Contract Date 70-79         .50%
                                                                                   --------
Highest Possible Total Separate Account Annual Charges if These Options Elected        2.37%
                                                                                   ========

FOR CONTRACT YEARS 10 +

Mortality and Expense Risk Charge                                                      1.00%
Administrative Expenses                                                                 .15%
                                                                                   --------
Base Contract Total Separate Account Annual Expenses                                   1.15%
                                                                                   ========

Optional Death Benefit Charge                                                           .20%
Optional Enhanced Earnings Benefit Charge, Annuitant Age on Contract Date 70-79         .50%
                                                                                   --------
Highest Possible Total Separate Account Annual Charges if These Options Elected        1.85%
                                                                                   ========

     Enhanced Earnings Benefit Charges (assessed to the Account Value in both the Separate and Fixed Accounts)

     ANNUITANT AGE ON CONTRACT DATE                                             ANNUAL COST
     ------------------------------                                             -----------
     0-59                                                                                20%
     60-69                                                                               40%
     70-79                                                                               50%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each of the Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The range of expenses (prior to reimbursements and waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.54%                     Maximum: 2.06%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                             MANAGEMENT     12b-1        OTHER        TOTAL ANNUAL
PORTFOLIO                                                                       FEES         FEE        EXPENSES        EXPENSES
---------                                                                    ----------   ---------    ----------    ---------------
Fidelity VIP Asset Manager: Serv. Class 2(1)                                       0.53%       0.25%         0.14%             0.92%
Fidelity VIP Balanced: Serv. Class 2                                               0.42%       0.25%         0.15%             0.82%
Fidelity VIP Contrafund: Serv. Class 2(1)                                          0.57%       0.25%         0.11%             0.93%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(1)                        0.58%       0.25%         0.38%             1.21%
Fidelity VIP Equity-Income: Serv. Class 2(1)                                       0.47%       0.25%         0.11%             0.83%
Fidelity VIP Growth: Serv. Class 2(1)                                              0.58%       0.25%         0.10%             0.93%
Fidelity VIP Growth & Income: Serv. Class 2                                        0.47%       0.25%         0.13%             0.85%
Fidelity VIP Growth Opportunities: Serv. Class 2(1)                                0.58%       0.25%         0.15%             0.98%
Fidelity VIP High Income: Serv. Class 2                                            0.58%       0.25%         0.14%             0.97%
Fidelity VIP Investment Grade Bond: Serv. Class 2                                  0.43%       0.25%         0.13%             0.81%

                                    PPI - 10

                                                                             MANAGEMENT     12b-1        OTHER        TOTAL ANNUAL
PORTFOLIO                                                                       FEES         FEE        EXPENSES        EXPENSES
---------                                                                    ----------   ---------    ----------    ---------------
Fidelity VIP Mid Cap: Serv. Class 2(1)                                             0.57%       0.25%         0.14%             0.96%
Fidelity VIP Overseas: Serv. Class 2(1)                                            0.72%       0.25%         0.19%             1.16%
Franklin Growth and Income Securities: Class 2                                     0.49%       0.25%         0.03%             0.77%
Franklin Income Securities: Class 2                                                0.47%       0.25%         0.02%             0.74%
Franklin Large Cap Growth Securities: Class 2                                      0.75%       0.25%         0.04%             1.04%
Mutual Shares Securities: Class 2                                                  0.60%       0.25%         0.15%             1.00%
Templeton Foreign Securities: Class 2(2)                                           0.68%       0.25%         0.19%             1.12%
Templeton Growth Securities: Class 2                                               0.79%       0.25%         0.07%             1.11%
J.P. Morgan Series Trust II Bond(3),(4)                                            0.30%       0.00%         0.45%             0.75%
J.P. Morgan Series Trust II International Equity(4)                                0.60%       0.00%         0.60%             1.20%
J.P. Morgan Series Trust II Mid Cap Value(5)                                       0.70%       0.00%         0.55%             1.25%
MFS VIT Capital Opportunities: Service Class(6)                                    0.75%       0.25%         0.13%             1.13%
MFS VIT Emerging Growth: Service Class(7)                                          0.75%       0.25%         0.12%             1.12%
MFS VIT Investors Growth Stock: Service Class                                      0.75%       0.25%         0.11%             1.11%
MFS VIT Mid Cap Growth: Service Class                                              0.75%       0.25%         0.12%             1.12%
MFS VIT New Discovery: Service Class(7)                                            0.90%       0.25%         0.11%             1.26%
MFS VIT Total Return: Service Class(7)                                             0.75%       0.25%         0.08%             1.08%
Putnam VT Discovery Growth: Class IB(8)                                            0.70%       0.25%         0.38%             1.33%
Putnam VT The George Putnam Fund of Boston: Class IB                               0.62%       0.25%         0.11%             0.98%
Putnam VT Growth and Income Fund: Class IB                                         0.48%       0.25%         0.06%             0.79%
Putnam VT International Equity Fund: Class IB                                      0.75%       0.25%         0.19%             1.19%
Putnam VT Small Cap Value Fund: Class IB                                           0.77%       0.25%         0.10%             1.12%
Putnam VT Voyager Fund: Class IB                                                   0.56%       0.25%         0.08%             0.89%
Scudder VIT EAFE Equity Index: Class B(9)                                          0.45%       0.25%         0.36%             1.06%
Scudder VIT Equity 500 Index: Class B                                              0.20%       0.25%         0.09%             0.54%
Scudder VIT Small Cap Index: Class B(9)                                            0.35%       0.25%         0.13%             0.73%
Touchstone Aggressive ETF Fund(10)                                                 0.39%       0.00%         0.71%             1.10%
Touchstone Balanced Fund(11)                                                       0.80%       0.00%         0.50%             1.30%
Touchstone Baron Small Cap Fund(11)                                                1.05%       0.00%         0.70%             1.75%
Touchstone Conservative ETF Fund(10)                                               0.40%       0.00%         1.14%             1.54%
Touchstone Core Bond Fund(11)                                                      0.55%       0.00%         0.43%             0.98%
Touchstone Eagle Capital Appreciation Fund(11)                                     0.75%       0.00%         0.53%             1.28%
Touchstone Emerging Growth Fund(11)                                                0.80%       0.00%         0.45%             1.25%
Touchstone Enhanced Dividend 30 Fund(11)                                           0.65%       0.00%         0.45%             1.10%
Touchstone Enhanced ETF Fund(10)                                                   0.40%       0.00%         0.86%             1.26%
Touchstone Growth & Income Fund(11)                                                0.80%       0.00%         0.46%             1.26%
Touchstone High Yield Fund(11)                                                     0.50%       0.00%         0.45%             0.95%
Touchstone Moderate ETF Fund(10)                                                   0.39%       0.00%         0.80%             1.19%
Touchstone Money Market Fund, Service Class(11)                                    0.18%       0.25%         0.37%             0.80%
Touchstone Third Avenue Value Fund(11)                                             0.80%       0.00%         0.41%             1.21%
Touchstone Value Plus Fund(11)                                                     0.75%       0.00%         0.64%             1.39%
Van Kampen LIT Comstock: Class II                                                  0.59%       0.25%         0.06%             0.90%
Van Kampen LIT Emerging Growth: Class II                                           0.70%       0.25%         0.07%             1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12),(13)                           1.25%       0.35%         0.46%             2.06%
Van Kampen UIF Emerging Markets Debt: Class 2(12),(13)                             0.75%       0.35%         0.35%             1.45%
Van Kampen UIF U.S. Real Estate: Class 2(12),(13)                                  0.76%       0.35%         0.26%             1.37%

(1) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund's expenses, and through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be

                                    PPI - 11
discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

                                                                    NET TOTAL EXPENSES AFTER ARRANGEMENTS
     FIDELITY PORTFOLIO                                                        DESCRIBED ABOVE
     ------------------                                             -------------------------------------
     Fidelity VIP Asset Manager: Serv. Class 2                                       0.91%
     Fidelity VIP Contrafund: Serv. Class 2                                          0.91%
     Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2                        1.02%
     Fidelity VIP Equity-Income: Serv. Class 2                                       0.82%
     Fidelity VIP Growth: Serv. Class 2                                              0.90%
     Fidelity VIP Growth Opportunities: Serv. Class 2                                0.96%
     Fidelity VIP Mid Cap: Serv. Class 2                                             0.93%
     Fidelity VIP Overseas: Serv. Class 2                                            1.12%

(2) The manager has contractually agreed to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a proprietary money fund. The reduction is required by the Portfolio's Board of Directors and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.07%.
(3) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(4) Reflects a written agreement pursuant to which the Portfolios' Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio, which has a gross total annual operating expense of 0.75% as of December 31, 2004) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2006. In addition, the Portfolios' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.
(5) Reflects a written agreement pursuant to which the Portfolio's Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.25% of its daily net assets through April 30, 2006. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The net total expense ratio of this Portfolio is 1.00%.
(6) The manager has contractually agreed until at least April 30, 2006 to bear the Portfolio's expenses such that "Other Expenses" do not exceed 0.15% annually.
(7) The net total expense ratios of these Portfolios are as follows: 1.11% for Emerging Growth Series, 1.25% for New Discovery Series, and 1.07% for Total Return Series due to an expense offset arrangement that reduces the Portfolios' custodian fee based on the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent.
(8) The advisor has contractually agreed until at least December 31, 2005 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.19% for the Discovery Growth Portfolio.
(9) The advisor has contractually agreed until April 30, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 0.90% for the EAFE Equity Index Portfolio and 0.70% for the Small Cap Index Portfolio.
(10) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio's direct fees and expenses. Those additional expenses will be approximately 0.19% for the Conservative and Moderate Funds, 0.20% for the Aggressive Fund and 0.27% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below. Because these Portfolios began operations in July, 2004, their "Other Expenses" are estimated.

                                    PPI - 12

(11) The advisor has contractually agreed until at least December 31, 2005 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

                                                  ETF FUND
                                                  EXPENSES
                                               DERIVED FROM THE          ETF FUND           NET TOTAL
                                             UNDERLYING EXCHANGE     PORTFOLIO LEVEL     EXPENSES AFTER
                                               EXCHANGE TRADED          NET TOTAL         ARRANGEMENTS
  TOUCHSTONE PORTFOLIO                              FUNDS                EXPENSES       DESCRIBED ABOVE
  ------------------------------------------ --------------------- ------------------ ----------------------
  Balanced Portfolio                                                                          0.90%
  Baron Small Cap Portfolio                                                                   1.65%
  Core Bond Portfolio                                                                         0.75%
  Eagle Capital Appreciation Portfolio                                                        1.05%
  Emerging Growth Portfolio                                                                   1.15%
  Enhanced Dividend 30 Portfolio                                                              0.75%
  Growth & Income Portfolio                                                                   0.85%
  High Yield Portfolio                                                                        0.80%
  Money Market Portfolio                                                                      0.54%
  Third Avenue Value Portfolio                                                                1.05%
  Value Plus Portfolio                                                                        1.15%
  Conservative ETF Portfolio                        0.19%               0.50%                 0.69%
  Moderate ETF Portfolio                            0.19%               0.50%                 0.69%
  Aggressive ETF Portfolio                          0.20%               0.50%                 0.70%
  Enhanced ETF Portfolio                            0.27%               0.50%                 0.77%

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the net expenses are as follows:

                                                     OPERATING
                                                      EXPENSE       MANAGEMENT                   NET TOTAL
PORTFOLIO                                           LIMITATION         FEES         12b-1 FEE      EXPENSES
---------                                          ------------    ------------    ----------    ----------
Van Kampen UIF Emerging Markets Equity: Class II           1.70%           1.19%         0.05%         1.70%
Van Kampen UIF Emerging Markets Debt: Class II             1.35%           0.75%         0.05%         1.15%
Van Kampen UIF U.S. Real Estate: Class II                  1.35%           0.76%         0.25%         1.27%

(13) Expense information has been restated to reflect current fees in effect as of November 1, 2004.

NOTE: We have entered into agreements with the investment advisers or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisers pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment adviser, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

                                    PPI - 13

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated and does not include the credit for the Credit Plus feature nor any recapture of Credit Plus. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 YEAR                3 YEARS          5 YEARS           10 YEARS
---------------   ---------------   ---------------   ---------------
$      1,362.14   $      2,190.08   $      2,922.94   $      4,622.20

If you annuitize at the end of the applicable period:

1 YEAR                3 YEARS           5 YEARS           10 YEARS
---------------   ---------------   ---------------   ---------------
$        462.14   $      1,390.08   $      2,322.94   $      4,622.20

If you do not surrender the contract:

1 YEAR                3 YEARS           5 YEARS          10 YEARS
---------------   ---------------   ---------------   ---------------
$        462.14   $      1,390.08   $      2,322.94   $      4,622.20

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a life insurance company organized under the laws of Ohio. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities which may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration does not mean that the SEC is involved in any way in supervising the management or investment polices of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners of other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Variable Account Option.

                                    PPI - 14

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. Their principal business address is 400 Broadway Street, Cincinnati, Ohio, 45202. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the financial professionals associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

CHANGES IN HOW WE OPERATE

We may change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;
-    register or end the registration of the Separate Account under the 1940
     Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Each of the Portfolios' investment advisers compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. We do not provide preferential treatment or access to distribution for investment advisers or the Portfolios they manage based on the differing levels of compensation paid to us. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

                                    PPI - 15

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser, Fidelity Management & Research Company
(FMR), is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO

VIP Asset Manager(SM) Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and senior stocks. With respect to stock and other equity securities, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

                                    PPI - 16

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, sometimes referred to as "junk bonds" because they are issued by companies in troubled or uncertain financial condition.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

FIDELITY VIP MID CAP PORTFOLIO

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid Cap Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Franklin Templeton Variable Insurance Products Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

                                    PPI - 17
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FTVIPT FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests primarily to predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FTVIPT FRANKLIN INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds and stocks.

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FTVIPT MUTUAL SHARES SECURITIES PORTFOLIO

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.

FTVIPT TEMPLETON FOREIGN SECURITIES PORTFOLIO

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

FTVIPT TEMPLETON GROWTH SECURITIES PORTFOLIO

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

                                    PPI - 18
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JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the 1940 Act.

MFS VARIABLE INSURANCE TRUST FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS VIT CAPITAL OPPORTUNITIES PORTFOLIO

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT EMERGING GROWTH PORTFOLIO

MFS VIT Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT INVESTORS GROWTH STOCK PORTFOLIO

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT MID CAP GROWTH PORTFOLIO

MFS VIT Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding

                                    PPI - 19
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$250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS VIT NEW DISCOVERY PORTFOLIO

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS VIT TOTAL RETURN PORTFOLIO

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM VARIABLE TRUST FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

                                    PPI - 20
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PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Scudder Investments VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER INVESTMENTS VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005)

The VIT EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts tO invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The VIT Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The VIT Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

                                    PPI - 21
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TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors LLC is the sub-adviser for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the VST Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company, LLC are the sub-advisers for the VST Emerging Growth Fund. Todd Investment Advisors, Inc. is the sub-adviser for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive, VST Conservative, VST Enhanced and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-adviser for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-adviser for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with National Integrity Life Insurance Company.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

TOUCHSTONE VST BALANCED FUND

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seek companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE VST BARON SMALL CAP FUND

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE VST CORE BOND FUND

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION FUND

The Touchstone VST Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable

                                    PPI - 22
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competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE VST EMERGING GROWTH FUND

Touchstone VST Emerging Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily in common stocks of mid cap emerging growth companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE VST ENHANCED DIVIDEND 30 FUND

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

TOUCHSTONE VST GROWTH & INCOME FUND

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE VST HIGH YIELD FUND

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

                                    PPI - 23

TOUCHSTONE VST MONEY MARKET FUND

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE VST THIRD AVENUE VALUE FUND

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VST VALUE PLUS FUND

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

TOUCHSTONE VST ETF FUNDS

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone's VST ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. They seek to achieve their investment objectives by investing their assets in at least five, and generally no more than nine, exchange-traded funds. Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds' assets invested in stocks or bonds at any given time may be different than that VST ETF Fund's planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-adviser will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in

                                    PPI - 24
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the marketplace. The sub-advisor will rebalance each Fund's assets annually
(except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

TOUCHSTONE VST CONSERVATIVE ETF FUND

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST MODERATE ETF FUND

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST AGGRESSIVE ETF FUND

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST ENHANCED ETF FUND

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

                                    PPI - 25
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VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN LIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

                                    PPI - 26

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE 1940 ACT OR THE 1933 ACT. THUS, NEITHER THE FIXED ACCOUNTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE FIXED ACCOUNT VALUES AND DEATH BENEFITS AND ANNUITY BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

QUARTERLY RATE OPTION

We offer a QRO which is a fixed interest rate account. For any contribution you make to the QRO, your interest rate will be effective through the end of the calendar quarter during which you made your contribution. Additional contributions during that quarter may earn different interest rates, since we declare new rates periodically. If you do not transfer your QRO Account Value to another Investment Option, each quarter your QRO Account Value will renew for another quarter at the interest rate that applies on the first day of that quarter. The QRO will never credit less than the Minimum Interest Rate.

Only two "round trips" are permitted through the QRO Account during any 12-month period. A "round trip" is a transfer into or out of the QRO Account followed by a transfer out of or back into the QRO Account within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit. This restriction does not apply to programs that systematically transfer Account Value into or out of the QRO Account such as Dollar Cost Averaging, , Systematic Transfer Programs or other related programs we may offer, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice. We may modify or amend these transfer restrictions at any time and in our sole discretion.

SYSTEMATIC TRANSFER OPTIONS

We also offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You MUST transfer all STO contributions into other Investment Options within either six months or one year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO We guarantee that the STO's annual effective interest rate will never be less than the Minimum Interest Rate. See "Systematic Transfer Program" in Part 9 for details on this program. This option may not be available in some states.

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an annual effective rate of 1.67% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.67% total charge, 0.15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.52% for assuming the mortality and expense risk under the contract. In contract years 10 and beyond we will deduct a total charge of 1.15%. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract and the expenses associated with the Credit Plus. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and

                                    PPI - 27

Administrative Fee can't be increased.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $40 (a maximum of $30 annually may be deducted from your Account Value allocated to the Fixed Accounts. This charge will be waived if your Account Value is at least $75,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's death, annuitization or contract termination during a Contract Year.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 9%. This amount is a percentage of your contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 9% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than nine years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount aren't considered subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested and any withdrawal charges that apply so that the net amount you receive will be the amount you requested, less any applicable tax withholding.

You may take your Free Withdrawal (less any earlier withdrawal in the same year) each Contract Year without any contingent withdrawal charge. If you don't take any Free Withdrawals in one Contract Year, you can't add it to the next year's Free Withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.

                                    PPI - 28

                                                                              CHARGE AS A PERCENTAGE OF THE
                NUMBER OF FULL YEARS FROM THE DATE OF CONTRIBUTION            CONTRIBUTION WITHDRAWN
                --------------------------------------------------            -----------------------------
                     0                                                                     9%
                     1                                                                     9%
                     2                                                                     8%
                     3                                                                     7%
                     4                                                                     6%
                     5                                                                     5%
                     6                                                                     4%
                     7                                                                     3%
                     8                                                                     2%
                     9(+)                                                                  0%

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Standard Death Benefit" in Part 5.

RECAPTURE OF CREDIT PLUS

Credit Plus will be recaptured by Integrity for a period of twelve months following Credit Plus being added to a contribution to your Contract, which period will end no later than your second Contract Anniversary ("Recapture Period"). The Recapture Period extends to your fifth Contract Anniversary if you annuitize your contract during that period. The recapture is deducted proportionately among your Investment Options. The following paragraphs describe how and when the Credit Plus will be recaptured.

EXERCISE OF RIGHT TO REVOKE THE CONTRACT

We will recapture any Credit Plus which has been credited to your account if you exercise the free look provision, as described in Part 1, "Your Initial Right to Revoke (Free Look Period"). The amount of the Credit Plus will not be part of the amount you will be paid. We will incur any investment gain or loss attributable to the Credit Plus amount.

DEATH CLAIM OF ANNUITANT DURING RECAPTURE PERIOD

If we receive due proof of death of the Annuitant during the Recapture Period, applicable Credit Plus payments will be recaptured and will not be included in the Death Benefit paid under the contract. However, so long as the Annuitant is age 80 or younger on the Contract Date, the Death Benefit will never be less than contributions minus an adjustment for any withdrawals calculated on a proportional basis. This recapture will be applied if the contract is continued by a surviving spouse. Please see Part 8, "Spousal Continuation."

WITHDRAWALS DURING RECAPTURE PERIOD

Credit Plus recapture applies to partial and total withdrawals in excess of the Free Withdrawal amount for which we waive the contingent withdrawal charge, such as hardship withdrawals and withdrawals for minimum required distributions, including those made under the Choices Plus Minimum Required Distribution Program described in Part 9. If you make a withdrawal from the contract during the Recapture Period in excess of your Free Withdrawal amount, and we waive contingent withdrawal charges, Credit Plus will be recaptured in the same proportion as the withdrawal bears to the Account Value (for example, if 50% of Account Value is withdrawn, 50% of the Credit Plus will be recaptured). The total amount of all recaptures will never be greater than the Credit Plus amount originally credited to your contract.

                                    PPI - 29

ANNUITIZATION

If you annuitize during the first five Contract Years, the Credit Plus will be recaptured according to the following schedule:

                                                          PERCENTAGE OF
                          CONTRACT YEAR              CREDIT PLUS RECAPTURED
                          -------------              ----------------------
                                1                             100%
                                2                              90%
                                3                              80%
                                4                              70%
                                5                              60%

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

OPTIONAL CONTRACT CHARGES

This annuity has optional contract features available for an additional charge. The additional charges are listed below. For more detailed description of the fees and charges please see "Optional Contract Features" in Part 6.

HIGHEST ANNIVERSARY DEATH BENEFIT

The fee for this option is 0.20% annually and is assessed for the life of the contract. The fee is assessed against the Variable Account Options quarterly at the end of each calendar quarter.

ENHANCED EARNINGS BENEFIT

We will assess the cost of the benefit against both the Fixed Accounts and Variable Account Options quarterly at the end of each calendar quarter.

ANNUITANT AGE ON THE CONTRACT DATE               CHARGE
----------------------------------               ------
0-59                                                .20%
60-69                                               .40%
70-79                                               .50%

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) Systematic Transfers from the STO, nor will such transfers count towards the twelve free transfers you may make in a Contract Year.

                                    PPI - 30

HARDSHIP WAIVER

We may waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. Any hardship withdrawal taken within 12 months of receiving a Credit Plus addition will result in the Credit Plus being recaptured. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $20,000.

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is 76 or older. Once you reach ten years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction. See "Transfers" in Part 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each Contract Year. Withdrawal charges, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Optional contract feature charges are assessed the last day of each calendar quarter. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of your contributions made to the Variable Account Options isn't guaranteed. The value of your contributions made to Fixed Accounts is guaranteed. If the Account Value goes below $1,000, and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance

                                    PPI - 31
and you will be given at least 60 days in which to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account value into that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge, and to pay for optional contract features.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

- First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an annual effective rate of 1.67% in contract years 1-9 and 1.15% for contract years 10 and beyond. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fee and any charge for taxes.

                                    PPI - 32

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the QRO, subject to our transfer restrictions. You can't make a transfer into the STO.

Only two "round trips" are permitted through the QRO Account during any 12-month period. A "round trip" is a transfer into or out of the QRO Account followed by a transfer out of or back into the QRO Account within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit. This restriction does not apply to programs that systematically transfer Account Value into or out of the QRO Account such as Dollar Cost Averaging, Systematic Transfer Programs or other related programs we may offer, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice. We may modify or amend these transfer restrictions at any time and in our sole discretion.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service, subject to your use of the required personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for any fraudulent telephone transfers that we believe to be genuine in accordance with these procedures. You bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Transfer requests received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed not later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

                                    PPI - 33

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     - a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

     - a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.   NOTIFICATION. We will notify you if your requested transfer is not made.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     - If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

     - All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

                                    PPI - 34

     - Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. We regularly review internally generated reports that are intended to help us detect possible improper trading. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisors regarding improper trading. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish subject to the 10% Free Withdrawal and contingent withdrawal charges or any applicable Credit Plus recapture. Each withdrawal must be at least $300. The Account Value will be taken from your Investment Options, pro rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first nine years after contribution, there is a contingent withdrawal charge for any withdrawals other than your Free Withdrawals (discussed below). The charge starts at 9% and decreases depending on the age of your contribution and is a percentage of contributions, not Account Value. Under some circumstances, the contingent withdrawal charge may be waived.

You may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges. After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges or plus any applicable Credit Plus recapture. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8, "Tax Aspects of the Contract". Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party's instructions, including instructions concerning from

                                    PPI - 35
which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Part 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

STANDARD DEATH BENEFIT

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the Owner's death. We'll pay a Death Benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. The standard Death Benefit depends on the Annuitant's age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We'll also adjust the Death Benefit for any applicable charges.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS 73 YEARS OLD OR
YOUNGER:

If the Annuitant dies in the first seven years after the contract is issued, the Death Benefit is the greater of:
     a. Contributions minus an adjustment for withdrawals; or
     b. current Account Value on the Business Day we receive due proof of death.

At the end of seven years, the Death Benefit automatically becomes the greater of current Account Value or Contributions, minus an adjustment for withdrawals. This is the "Minimum Death Benefit."

If the Annuitant dies more than seven years after the date of issue, the Death Benefit is the greater of:
     a. Minimum Death Benefit plus subsequent contributions, minus an adjustment for subsequent withdrawals; or
     b. current Account Value on the Business Day we receive due proof of death.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS BETWEEN 74 AND 80 YEARS OLD:

The Death Benefit is the greater of:
     a. Contributions minus an adjustment for withdrawals; or
     b. current Account Value on the Business Day we receive due proof of death.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS 81 YEARS OLD OR
OLDER:

The Death Benefit is the current Account Value on the Business Day we receive due proof of death.

When due proof of death is received within 12 months of a Credit Plus being added to the contract, a recapture will apply. However, so long as the Annuitant is age 80 or younger on the Contract Date, this recapture will never allow the Death Benefit to decrease below your contributions minus an adjustment for withdrawals. Please see Part 4, "Recapture of Credit Plus" for more details on the Credit Plus recapture.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

                                    PPI - 36

You select the beneficiary of the Death Benefit, referred to as the Annuitant's Beneficiary in the contract. You also select an Owner's Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. If an Annuitant's Beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 8, "Tax Aspects of the Contract".

A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

ANNUITY BENEFITS

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 100th birthday (the "Maximum Retirement Date") by writing to the Administrative Office any time before the Maximum Retirement Date. At or before the Maximum Retirement Date, we must begin paying Annuity Benefits or pay the Surrender Value in a lump sum. Contract terms that apply to various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Account Value less any pro-rata annual administrative charge and any Credit Plus recapture that applies, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General
Account:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed.

A PERIOD CERTAIN ANNUITY provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's Beneficiary will receive the remaining periodic payments.

                                    PPI - 37

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant, or for the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining guaranteed payments will go to the Annuitant's Beneficiary.

A LIFE INCOME ANNUITY provides fixed payments for the life of the Annuitant, or until the Annuitant and any joint Annuitant both die under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an Annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Account Value less prorated annual administrative charges and recapture of Credit Plus, if applicable, to the purchase of an annuity, or send you partial or total withdrawals, within seven days after we receive the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can defer payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

CREDIT PLUS

The Credit Plus feature provides that for each contribution we receive from you in the first Contract Year, we will automatically credit 5% of that payment to your Account Value. This means that if you contribute $50,000 to this annuity, we will credit your Account Value $2,500. We allocate Credit Plus to your Investment Options in the same percentages as you allocate your contributions during the first Contract Year. There will be no additional charge for this feature. We may offer occasional specials where we may offer up to an 8% credit. However, the expenses for this contract will never be increased for such special offering.

To recoup the cost of providing this feature, PINNACLEPLUS has higher mortality and expense charges and a longer surrender charge schedule than a similar annuity without the Credit Plus feature. Under some circumstances, these charges could be greater than the amount of the credit enhancement added to the contract. Integrity expects to make a profit from the charges associated with the Credit Plus feature.

                                    PPI - 38

If you expect to withdraw funds from the contract in excess of the Free Withdrawal or terminate the contract while there are surrender charges remaining, it may not be advantageous to purchase PINNACLEPLUS. Contributions to the contract after the first Contract Year do not receive a Credit Plus enhancement. These contributions will have the same withdrawal charge and mortality and expense risk charges as the deposits that receive a credit enhancement. Therefore, if you intend to make subsequent contributions after the first Contract Year into this annuity you may wish to consider another annuity.

Under certain circumstances, we will take back all or part of the Credit Plus amount credited to your account. This is known as recapture. Please see Part 4, "Deductions and Charges - Recapture of Credit Plus."

DEATH CLAIMS

A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit may be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application, may not be cancelled once the contract is issued and will replace or supplement the standard contract benefits. Reductions in Death Benefits due to withdrawals are calculated on a proportional basis with respect to the Account Value at the time of withdrawal.

Charges for the optional benefits are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

OPTIONAL DEATH BENEFIT (HIGHEST ANNIVERSARY)

For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:
     a. highest Account Value on any Contract Anniversary before Annuitant's age 81, plus any subsequent contributions received after that Contract Anniversary, minus an adjustment for any subsequent withdrawals received after that Contract Anniversary; or
     b. the standard Death Benefit described in Part 5.

This option is not available if the Annuitant is age 76 or older on the Contract Date.

The fee for this option is 0.20% annually and is assessed for the life of the contract. The fee is assessed at the end of each calendar quarter.

When due proof of death is received during the Recapture Period (within 12 months of a Credit Plus being added to a contribution to the contract during the first Contract Year), a recapture will apply. However, so long as the Annuitant is age 80 or younger on the Contract Date, this recapture will never allow the Death Benefit to decrease below the contributions minus an adjustment for withdrawals. Please see Part 4, "Recapture of Credit Plus" for more details on the Credit Plus recapture.

                                    PPI - 39

ENHANCED EARNINGS BENEFIT

The Enhanced Earnings Benefit ("EEB") is an optional Death Benefit where a percentage of the Gain in the contract is paid in addition to the standard or any optional Death Benefit. If there is a Gain in the contract when we receive proof of the Annuitant's death, we will pay up to an additional 40% of the Gain as an additional Death Benefit. This additional benefit is intended to help offset potential income tax payments made by your beneficiaries. If there is no Gain, no EEB benefit will be paid. The following is an example of how the EEB would work:

$100,000 Contributions (assuming no withdrawals)
$125,000 Account Value upon receipt of proof of death.
Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date)

Gain = $25,000 ($125,000-$100,000 =$25,000)

EEB Benefit Paid = $10,000 ($25,000 X 40%)

Please See Appendix B for additional examples of how the EEB works with other contract features.

The EEB automatically terminates upon annuitization or contract surrender. The cost and availability of the EEB is dependent upon the Annuitant's age on the Contract Date. The following chart summarizes the different costs and benefits.

ANNUITANT AGE ON THE CONTRACT DATE       BENEFIT PAID       ANNUAL COST*
----------------------------------       ------------       -----------
     0-59                                40% of Gain        .20%
     60-69                               40% of Gain        .40%
     70-79                               25% of Gain        .50%
     80 +                                Not Available      Not Available

* We will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts and Variable Account Options.

The maximum available benefit is 150% of the Net Premium. All contributions received in the first seven Contract Years will be included for purposes of calculating the maximum EEB benefit. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum EEB benefit until they have been in the contract for six months.

Contributions received from exchanged contracts shall be treated as premium for purposes of the EEB benefit and determination of the benefit paid. The gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB benefit. It will be carried over for purposes of income tax or exclusion allowance calculations.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings of the contract and subject to income taxes upon distribution. You may wish to consult your tax advisor, legal advisor or investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

A SPECIAL NOTE IF YOU ARE PURCHASING THIS ANNUITY FOR USE AS AN IRA:

IF YOU ARE PURCHASING THIS CONTRACT AS AN IRA AND ARE ELECTING THE EEB BENEFIT THERE IS NO ASSURANCE THAT THE CONTRACT WILL MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. YOU WILL WANT TO CONSIDER CAREFULLY SELECTING THE EEB BENEFIT IF THIS CONTRACT IS AN IRA. CONSULT YOUR TAX OR LEGAL ADVISOR IF YOU ARE CONSIDERING USING THE EEB WITH AN IRA. THE CONTRACT OWNER BEARS THE RISK OF ANY ADVERSE TAX CONSEQUENCES.

Not all Death Benefit options may be available in all states.

                                    PPI - 40

PART 7 - VOTING RIGHTS

VOTING RIGHTS

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date can't be more than 60 days before the shareholders' meeting.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

                                    PPI - 41

PART 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

                                    PPI - 42
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If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (Exclusion Ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9),
(10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the sole beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

                                    PPI - 43

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the surviving spouse listed as the owner's sole beneficiary. If the surviving spouse is also the Annuitant's sole beneficiary, we will increase the continued contract's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may make any changes to the contract allowed under the contract. Certain Investment Options or administrative programs, including but not limited to the STO, or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second Death Benefit may be paid to the surviving spouse's beneficiary. The annuity contract may be extended by the surviving spouse's beneficiary, meaning the distribution will be paid over the period certain life expectancy of the surviving spouse's beneficiary, subject to the restrictions of the Internal Revenue Code. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity contracts that are being continued with us, but were not purchased from us initially, will be treated as new contracts. This means that all surrender charges will be applicable. Any withdrawals in excess of the Free Withdrawal amount or Minimum Required Distributions will be subject to surrender charges, applicable Credit Plus recapture, and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's

                                    PPI - 44
death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced Death Benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn or elect that your Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts you withdraw under the Systematic Withdrawal Program may be within the Free Withdrawal amount. If so, we won't deduct a contingent withdrawal charge. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM GREATER THAN THE FREE

                                    PPI - 45

WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Part 8, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Customized Asset Rebalancing Program.

If you haven't used up your Free Withdrawal in any given Contract Year, amounts you withdraw under the Income Plus Withdrawal Program may be within the Free Withdrawal amount. If they are, no contingent withdrawal charge will be taken. See "Contingent Withdrawal Charge" in Part 4.

AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE.

CHOICES PLUS MINIMUM REQUIRED DISTRIBUTION PROGRAM

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2.
Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70 1/2. You won't have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See "Taxation of Annuities Generally" in Part 8.

You can choose the Choices Plus Program any time if you're age 70 1/2 or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance.

                                    PPI - 46

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit. AMOUNTS WITHDRAWN UNDER THE CHOICES PLUS MINIMUM REQUIRED DISTRIBUTION PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL NOT BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE BUT WILL BE SUBJECT TO ANY APPLICABLE CREDIT PLUS RECAPTURE.

ASSET ALLOCATION MODELS

We have retained FundQuest, an independent third party investment advisor and investment management firm, to develop our asset allocation program called PortfolioNavigators(SM). PortfolioNavigators(SM) offers seven models made up of combinations of the contract's available Variable Account Options. FundQuest selects the Variable Account Options for each of the models in accordance with seven risk/return profiles it has developed. The seven models range from a relatively low risk/return profile (Capital Preservation) to a higher risk/return profile (Diversified Equity). You will find more information about PortfolioNavigators(SM) and the models in the Statement of Additional Information.

Your financial professional can help you determine the model that best fits your risk tolerance, investment horizon and objectives. If you choose to use a model, you must use it for all your variable account value. We do not charge a fee for using an asset allocation model. You may choose a model, discontinue using a model, or change from one model to another at any time by notifying us. You may not use more than one model at a time.

If you choose to participate in PortfolioNavigators(SM), we do not recommend using the Customized Asset Rebalancing feature described below. FundQuest will continually monitor the seven portfolios and make periodic suggestions to you concerning the model you selected. These suggestions may range from rebalancing to the percentages you established originally to reallocating to a different combination of Variable Account Options that they believe best achieves the goals of the model going forward. In order to remain in PortfolioNavigators(SM) at the time of a model change, you will have to contact us to request the model change. If we do not hear from you that you want to remain in PortfolioNavigators(SM) and rebalance or reallocate your Account Value, your existing allocation will remain in place and you will be out of the PortfolioNavigators(SM) program.

DOLLAR COST AVERAGING

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses in declining markets.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have made to the Money Market Option or QRO on a monthly, quarterly, semi-annual or annual basis to one or more other Investment Options. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards your twelve free transfers.

To enroll under our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Money Market Option or QRO to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will be ended.

                                    PPI - 47

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don't have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

To enroll under our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.

Fixed Accounts aren't included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

                                    PPI - 48

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 - Integrity and Custodian
Part 2 - Distribution of the Contracts
Part 3 - Asset Allocation Program
Part 4 - Performance Information
Part 5 - Determination of Accumulation Values
Part 6 - Tax Favored Retirement Programs
Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write our administrative offices at:

Integrity Life Insurance Company
P.O. Box 740075
Louisville, KY  40201-7475
ATTN: Request for SAI of Separate Account I (PINNACLEPLUS)

                                    PPI - 49

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                                                                 2004        2003      INCEPTION
                                                               ---------   ---------   ----------
FIDELITY VIP ASSET MANAGER, SV CL 2
Unit value at beginning of period                              $   10.46   $   10.00   $    10.00
Unit value at end of period                                    $   10.82   $   10.46
Number of units outstanding at end of period                      16,017       2,129

FIDELITY VIP BALANCED, SV CL 2
Unit value at beginning of period                              $   10.41   $   10.00   $    10.00
Unit value at end of period                                    $   10.77   $   10.41
Number of units outstanding at end of period                      14,688       5,951

FIDELITY VIP CONTRAFUND , SV CL 2
Unit value at beginning of period                              $   11.27   $   10.00   $    10.00
Unit value at end of period                                    $   12.76   $   11.27
Number of units outstanding at end of period                      57,918      10,772

FIDELITY VIP DYNAMIC CAP APP, SV CL 2
Unit value at beginning of period                                      -               $    10.00
Unit value at end of period                                    $   10.64
Number of units outstanding at end of period                           -

FIDELITY VIP EQUITY-INCOME, SV CL 2
Unit value at beginning of period                              $   11.36   $   10.00   $    10.00
Unit value at end of period                                    $   12.43   $   11.36
Number of units outstanding at end of period                      27,914       2,627

FIDELITY VIP GROWTH, SV CL 2
Unit value at beginning of period                              $   11.02   $   10.00   $    10.00
Unit value at end of period                                    $   11.17   $   11.02
Number of units outstanding at end of period                      13,521       3,505

FIDELITY VIP GROWTH & INCOME, SV CL 2
Unit value at beginning of period                              $   10.58   $   10.00   $    10.00
Unit value at end of period                                    $   10.97   $   10.58
Number of units outstanding at end of period                      36,621      22,274

FIDELITY VIP GROWTH OPPORTUNITIES, SV CL 2
Unit value at beginning of period                              $   11.00   $   10.00   $    10.00
Unit value at end of period                                    $   11.56   $   11.00
Number of units outstanding at end of period                       2,281           -

FIDELITY VIP HIGH INCOME, SV CL 2
Unit value at beginning of period                              $   10.68   $   10.00   $    10.00
Unit value at end of period                                    $   11.49   $   10.68
Number of units outstanding at end of period                       6,539         743

                                    PPI - 50

                                                                 2004        2003      INCEPTION
                                                               ---------   ---------   ----------
FIDELITY VIP INDEX 500 - SV CL 2
Unit value at beginning of period                              $   11.05           -
Unit value at end of period                                    $   11.99   $   11.05   $    10.00
Number of units outstanding at end of period                       1,653

FIDELITY VIP INVESTMENT GRADE BOND, SV CL 2
Unit value at beginning of period                              $   10.01   $   10.00
Unit value at end of period                                    $   10.26   $   10.01   $    10.00
Number of units outstanding at end of period                      44,052      29,926

FIDELITY VIP MID CAP, SV CL 2
Unit value at beginning of period                              $   12.20   $   10.00   $    10.00
Unit value at end of period                                    $   14.95   $   12.20
Number of units outstanding at end of period                      35,644       6,606

FIDELITY VIP OVERSEAS, SV CL 2
Unit value at beginning of period                              $   12.27   $   10.00
Unit value at end of period                                    $   13.68   $   12.27   $    10.00
Number of units outstanding at end of period                       5,805       4,842

FRANKLIN GROWTH AND INCOME SECURITIES, CL 2
Unit value at beginning of period                              $   11.35   $   10.00   $    10.00
Unit value at end of period                                    $   12.34   $   11.35
Number of units outstanding at end of period                       7,186       2,990

FRANKLIN INCOME SECURITIES, CL 2
Unit value at beginning of period                              $   11.19   $   10.00   $    10.00
Unit value at end of period                                    $   12.52   $   11.19
Number of units outstanding at end of period                      50,322      19,509

FRANKLIN LARGE CAP GROWTH SECURITIES, CL 2
Unit value at beginning of period                              $   10.89   $   10.00   $    10.00
Unit value at end of period                                    $   11.55   $   10.89
Number of units outstanding at end of period                      39,980       6,245

FRANKLIN MUTUAL SHARE SECURITIES, CL 2
Unit value at beginning of period                              $   11.15   $   10.00   $    10.00
Unit value at end of period                                    $   12.35   $   11.15
Number of units outstanding at end of period                      34,497       5,385

TEMPLETON FOREIGN SECURITIES, CL 2
Unit value at beginning of period                              $   11.76   $   10.00   $    10.00
Unit value at end of period                                    $   13.70   $   11.76
Number of units outstanding at end of period                      12,968       3,091

TEMPLETON GROWTH SECURITIES, CL 2
Unit value at beginning of period                              $   11.54   $   10.00   $    10.00
Unit value at end of period                                    $   13.17   $   11.54
Number of units outstanding at end of period                       5,522           -

J.P. MORGAN BOND
Unit value at beginning of period                              $    9.94   $   10.00   $    10.00
Unit value at end of period                                    $   10.19   $    9.94
Number of units outstanding at end of period                      26,719       2,062

                                    PPI - 51

                                                                 2004        2003      INCEPTION
                                                               ---------   ---------   ----------
J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                              $   11.90   $   10.00   $    10.00
Unit value at end of period                                    $   13.85   $   11.90
Number of units outstanding at end of period                       1,011         118

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                              $   11.18   $   10.00   $    10.00
Unit value at end of period                                    $   13.31   $   11.18
Number of units outstanding at end of period                      22,252       9,771

MFS CAPITAL OPPORTUNITIES, SV CL
Unit value at beginning of period                              $   10.81   $   10.00   $    10.00
Unit value at end of period                                    $   11.91   $   10.81
Number of units outstanding at end of period                       8,519       1,476

MFS EMERGING GROWTH, SV CL
Unit value at beginning of period                              $   10.62   $   10.00   $    10.00
Unit value at end of period                                    $   11.77   $   10.62
Number of units outstanding at end of period                       1,284         620

MFS INVESTORS GROWTH STOCK, SV CL
Unit value at beginning of period                              $   10.37   $   10.00   $    10.00
Unit value at end of period                                    $   11.11   $   10.37
Number of units outstanding at end of period                      14,063           -

MFS MID CAP GROWTH, SV CL
Unit value at beginning of period                              $   10.90   $   10.00   $    10.00
Unit value at end of period                                    $   12.26   $   10.90
Number of units outstanding at end of period                      10,486       2,744

MFS NEW DISCOVERY, SV CL
Unit value at beginning of period                              $   11.08   $   10.00   $    10.00
Unit value at end of period                                    $   11.57   $   11.08
Number of units outstanding at end of period                       1,949       1,168

MFS TOTAL RETURN, SV CL
Unit value at beginning of period                              $   10.66   $   10.00   $    10.00
Unit value at end of period                                    $   11.63   $   10.66
Number of units outstanding at end of period                      56,577      12,755

PUTNAM VT DISCOVERY GROWTH, CL 1B
Unit value at beginning of period                              $   10.74   $   10.00   $    10.00
Unit value at end of period                                    $   11.36   $   10.74
Number of units outstanding at end of period                       1,720         140

PUTNAM VT THE GEORGE PUTNAM FUND, CL 1B
Unit value at beginning of period                              $   10.56   $   10.00   $    10.00
Unit value at end of period                                    $   11.24   $   10.56
Number of units outstanding at end of period                         783           -

PUTNAM VT GROWTH AND INCOME, CL 1B
Unit value at beginning of period                              $   11.06   $   10.00   $    10.00
Unit value at end of period                                    $   12.08   $   11.06
Number of units outstanding at end of period                         683           -

PUTNAM VT INTERNATIONAL EQUITY, CL 1B
Unit value at beginning of period                              $   11.69   $   10.00   $    10.00
Unit value at end of period                                    $   13.35   $   11.69
Number of units outstanding at end of period                       7,529         947

                                    PPI - 52

                                                                 2004        2003      INCEPTION
                                                               ---------   ---------   ----------
PUTNAM VT SMALL CAP VALUE, CL 1B
Unit value at beginning of period                              $   12.00   $   10.00   $    10.00
Unit value at end of period                                    $   14.89   $   12.00
Number of units outstanding at end of period                      15,624       2,768

PUTNAM VT VOYAGER, CL 1B
Unit value at beginning of period                              $   10.68   $   10.00   $    10.00
Unit value at end of period                                    $   11.03   $   10.68
Number of units outstanding at end of period                       7,533       1,954

SCUDDER EAFE EQUITY INDEX FUND, CL B
Unit value at beginning of period                              $   11.89   $   10.00   $    10.00
Unit value at end of period                                    $   13.89   $   11.89
Number of units outstanding at end of period                      30,269       1,668

SCUDDER EQUITY 500 INDEX FUND, CL B
Unit value at beginning of period                              $   11.05   $   10.00   $    10.00
Unit value at end of period                                    $   11.99   $   11.05
Number of units outstanding at end of period                      10,477       6,675

SCUDDER SMALL CAP INDEX FUND, CL B
Unit value at beginning of period                              $   11.56   $   10.00   $    10.00
Unit value at end of period                                    $   13.35   $   11.56
Number of units outstanding at end of period                      12,863       3,422

TOUCHSTONE BALANCED
Unit value at beginning of period                              $   10.95   $   10.00   $    10.00
Unit value at end of period                                    $   11.80   $   10.95
Number of units outstanding at end of period                      19,701       1,616

TOUCHSTONE BARON SMALL CAP
Unit value at beginning of period                              $   11.04   $   10.00
Unit value at end of period                                    $   13.87   $   11.04   $    10.00
Number of units outstanding at end of period                      17,949       1,859

TOUCHSTONE CORE BOND
Unit value at beginning of period                              $    9.98   $   10.00   $    10.00
Unit value at end of period                                    $   10.13   $    9.98
Number of units outstanding at end of period                      21,654       3,408

TOUCHSTONE EAGLE CAPITAL APPRECIATION
Unit value at beginning of period                              $   11.07   $   10.00   $    10.00
Unit value at end of period                                    $   12.51   $   11.07
Number of units outstanding at end of period                      13,555       2,162

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                              $   11.57   $   10.00   $    10.00
Unit value at end of period                                    $   12.75   $   11.57
Number of units outstanding at end of period                      12,799       2,186

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                              $   11.14   $   10.00   $    10.00
Unit value at end of period                                    $   11.52   $   11.14
Number of units outstanding at end of period                      10,888           -

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                              $   11.39   $   10.00   $    10.00
Unit value at end of period                                    $   12.33   $   11.39
Number of units outstanding at end of period                      10,601       5,277

                                    PPI - 53

                                                                 2004        2003      INCEPTION
                                                               ---------   ---------   ----------
TOUCHSTONE HIGH YIELD
Unit value at beginning of period                              $   10.55   $   10.00   $    10.00
Unit value at end of period                                    $   11.37   $   10.55
Number of units outstanding at end of period                      27,139      16,459

TOUCHSTONE MONEY MARKET, SERVICE CLASS
Unit value at beginning of period                              $    9.95   $   10.00   $    10.00
Unit value at end of period                                    $    9.89   $    9.95
Number of units outstanding at end of period                      15,319      26,528

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                              $   11.97   $   10.00   $    10.00
Unit value at end of period                                    $   14.82   $   11.97
Number of units outstanding at end of period                      51,320       6,420

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                              $   11.08   $   10.00   $    10.00
Unit value at end of period                                    $   12.05   $   11.08
Number of units outstanding at end of period                       1,811         303

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                                      -               $    10.00
Unit value at end of period                                    $   10.27           -
Number of units outstanding at end of period                           -

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                                      -               $    10.00
Unit value at end of period                                    $   10.16           -
Number of units outstanding at end of period                           -

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                                      -               $    10.00
Unit value at end of period                                    $   10.50           -
Number of units outstanding at end of period                           -

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                                      -               $    10.00
Unit value at end of period                                    $   10.25           -
Number of units outstanding at end of period                           -

VAN KAMPEN LIT COMSTOCK, CL 2
Unit value at beginning of period                              $   11.29   $   10.00   $    10.00
Unit value at end of period                                    $   13.03   $   11.29
Number of units outstanding at end of period                      10,553       3,667

VAN KAMPEN LIT EMERGING GROWTH, CL 2
Unit value at beginning of period                              $   10.59   $   10.00   $    10.00
Unit value at end of period                                    $   11.12   $   10.59
Number of units outstanding at end of period                         579           -

VAN KAMPEN UIF EMERGING MKTS DEBT, CL 2
Unit value at beginning of period                              $   10.94   $   10.00   $    10.00
Unit value at end of period                                    $   11.84   $   10.94
Number of units outstanding at end of period                       5,069         710

VAN KAMPEN UIF EMERGING MKTS EQUITY, CL 2
Unit value at beginning of period                              $   12.60   $   10.00   $    10.00
Unit value at end of period                                    $   15.24   $   12.60
Number of units outstanding at end of period                       4,182       5,338

                                    PPI - 54

                                                                 2004        2003      INCEPTION
                                                               ---------   ---------   ----------
VAN KAMPEN UIF U.S. REAL ESTATE, CL 2
Unit value at beginning of period                              $   11.52   $   10.00   $    10.00
Unit value at end of period                                    $   15.41   $   11.52
Number of units outstanding at end of period                      19,218       2,510

                                    PPI - 55

APPENDIX B

The following are some additional examples of how the Enhanced Earnings Benefit ("EEB") will be calculated and paid along with other contract features.

EEB

     $100,000 deposit
     5% Added Value Credit = $5,000 (This is immediately credited to the Account Value)
     Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date)
     Standard Death Benefit
     No Withdrawals

     Net Premium = $100,000
     Account Value upon presentation of proof of death = $105,000
     Gain = $5,000 ($105,000 - $100,000)
     EEB Benefit = $2,000 (40% X $5,000)
     Total Payments to Beneficiary = $107,000 ($105,000 + $2,000)

EEB with Optional Death Benefit

     Net Premium = $50,000
     Account Value upon presentation of proof of death = $60,000
     Highest Anniversary Value = $70,000
     Gain = $10,000 ($60,000 - $50,000)
     Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date)
     EEB Benefit = $4,000 (40% X $10,000)
     Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

                                    PPI - 56

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

                                       FOR

                                  PINNACLE PLUS

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I

                                TABLE OF CONTENTS

                                                                           PAGE
Part 1 - Integrity and Custodian                                              2
Part 2 - Distribution of the Contracts                                        2
Part 3 - Asset Allocation Program                                             3
Part 4 - Performance Information                                              3
Part 5 - Determination of Accumulation Values                                 7
Part 6 - Tax Favored Retirement Programs.                                     7
Part 7 - Financial Statements                                                 9

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2005. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company ("Integrity"), P.O. Box 740075, Louisville, Kentucky 40201-7475, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 551 West Market Street, Louisville, Kentucky 40202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. ("ARM").

Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. Integrity is currently rated "A+" (Superior) by A.M. Best Company, "AAA" (Extremely Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AAA" (Highest) by Duff and Phelps Credit Rating Company. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Account isn't a separate entity from Integrity and its operations form a part of Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to Integrity. Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. ("Touchstone Securities"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $19,986,052 in 2004, $19,514,638 in 2003, and $22,871,629 in 2002.
Distribution allowances weren't retained by Touchstone Securities during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

PART 3 - ASSET ALLOCATION PROGRAM

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap stocks, small cap stocks, foreign stocks, investment grade bonds, high income bonds, short term government securities and so on). Historically, diversification among several different asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

PortfolioNavigators(SM), our asset allocation program, was developed by FundQuest, an independent investment management firm. FundQuest created seven model portfolios based on various levels of risk tolerance. A financial professional can use FundQuest's Client Profile Questionnaire to determine his or her client's financial personality and risk tolerance. Once a person has allocated their contract's account value to a model, he or she will receive periodic suggestions from FundQuest about rebalancing or reallocating their holdings, as FundQuest continues to evaluate the model portfolios over time. In order to remain in the model portfolio, the owner of the contract must provide affirmative consent to us to have their account value reallocated to remain with FundQuest's recommended model portfolio.

The seven models are:

DIVERSIFIED EQUITY
Focused on creating the greatest amount of capital appreciation possible, this aggressive portfolio is fully invested in equities at all times. Therefore, potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

DIVERSIFIED EQUITY WITH INCOME
Focused on principal growth, yet tempered with a light emphasis on income, this portfolio maintains a rough 80/20 mix of equity to fixed income assets. Potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

BALANCED EQUITY
Focused on principal growth with an additional focus on income, this portfolio utilizes fixed assets to generate income and reduce overall volatility. Potential investors should have a full understanding of the volatile nature of equity-based investments.

BALANCED
Focused on maintaining a balance between equity and fixed income, this portfolio is structured to provide some growth and generate income to help lower potential volatility. The equity portion is weighted more toward large-cap investments.

DIVERSIFIED INCOME
Focused on income with some principal growth, this portfolio's core strategy centers on fixed income, thus lowering the overall volatility of the portfolio. Equity assets provide for a moderate, long-term growth of principal and favors large companies over small.

INCOME
Focused on income, this portfolio lists growth of principal as only a secondary concern. Fixed income assets form the core of this portfolio, generating a steady stream of fixed income. A small investment in equity assets provides the opportunity for modest long-term growth of principal.

CAPITAL PRESERVATION
Focused almost entirely on fixed income, this portfolio maintains a roughly 80/20 ratio of income to growth. The fixed assets are further diversified by quality and duration, while a minimal amount is allocated to equity assets for a small amount of growth potential. Volatility is expected to be low in this portfolio with little capital appreciation potential.

PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. We will also report performance information for the PortfolioNavigators(SM) models described above. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 will be used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation. Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by Integrity or any of the portfolio advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408(A) of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAS) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408(a) Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2004, and for the periods indicated in the financial statements and the statutory basis financial statements of Integrity as of and for the years ended December 31, 2004 and 2003 included in this SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports included herein.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                                DECEMBER 31, 2004
                      WITH REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                              Financial Statements


                                December 31, 2004


                                    CONTENTS


Report of Independent Registered Public Accounting Firm                  1

Audited Financial Statements

Statement of Assets and Liabilities                                      2
Statement of Operations                                                  8
Statements of Changes in Net Assets                                     20
Notes to Financial Statements                                           36

             Report of Independent Registered Public Accounting Firm

Contract Holders
         Separate Account I of Integrity Life Insurance Company
Board of Directors
         Integrity Life Insurance Company


We have audited the accompanying statement of assets and liabilities of Separate Account I of Integrity Life Insurance Company, comprised of the separate account divisions described in Note 2, as of December 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of mutual fund shares owned as of December 31, 2004, by correspondence with the Transfer Agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2004, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
April 15, 2005

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2004

                                              ASSETS           LIABILITIES
                                          -------------   --------------------
                                                               PAYABLE TO
                                                            (RECEIVABLE FROM)
                                           INVESTMENTS     THE GENERAL ACCOUNT
                  DIVISION                   AT VALUE         OF INTEGRITY          NET ASSETS      UNIT VALUE    UNITS OUTSTANDING
-------------------------------------------------------   --------------------------------------   --------------------------------
AFFILIATED:
   Touchstone Aggressive ETF
     (AnnuiChoice(TM))                    $       1,513       $           3        $       1,510   $       10.27                147
   Touchstone Aggressive ETF
     (GrandMaster flex3(TM))                     16,822                   -               16,822           10.27              1,638
   Touchstone Aggressive ETF
     (Grandmaster(TM))                          114,348                   2              114,346           10.27             11,134
   Touchstone Aggressive ETF
     (IQ Annuity(TM))                             4,844                  (3)               4,847           10.27                472
   Touchstone Aggressive ETF
     (IQ Advisor Standard(TM))                   16,359                   6               16,353           10.83              1,510
   Touchstone Balanced
     (AnnuiChoice(TM))                        2,177,684                (846)           2,178,530           11.91            182,916
   Touchstone Balanced
     (GrandMaster flex3(TM))                  1,011,656                (148)           1,011,804           11.75             86,111
   Touchstone Balanced
     (Grandmaster(TM))                           55,181                  (1)              55,182           10.82              5,100
   Touchstone Balanced
     (IQ Annuity(TM))                         1,627,067                (318)           1,627,385           11.80            137,914
   Touchstone Balanced
     (Pinnacleplus(TM))                         232,560                  88              232,472           11.80             19,701
   Touchstone Baron Small Cap
     (AnnuiChoice(TM))                        2,466,919                (367)           2,467,286           14.37            171,697
   Touchstone Baron Small Cap
     (GrandMaster flex3(TM))                  1,026,178                 353            1,025,825           13.20             77,714
   Touchstone Baron Small Cap
     (Grandmaster(TM))                          128,288                 (46)             128,334           11.79             10,885
   Touchstone Baron Small Cap
     (IQ Annuity(TM))                         2,592,777                  (1)           2,592,778           14.20            182,590
   Touchstone Baron Small Cap
     (Pinnacleplus(TM))                         248,993                  40              248,953           13.87             17,949
   Touchstone Baron Small Cap
     (IQ Advisor Enhanced(TM))                    4,647                  (5)               4,652           12.34                377
   Touchstone Baron Small Cap
     (IQ Advisor Standard(TM))                   61,954                 (20)              61,974           12.37              5,010
   Touchstone Conservative ETF
     (AnnuiChoice(TM))                          100,743                  37              100,706           10.16              9,912
   Touchstone Conservative ETF
     (GrandMaster flex3(TM))                     61,625                 (16)              61,641           10.16              6,067
   Touchstone Conservative ETF
     (IQ Annuity(TM))                            10,000                   3                9,997           10.16                984
   Touchstone Core Bond
     (AnnuiChoice(TM))                        2,136,234                 675            2,135,559           11.63            183,625
   Touchstone Core Bond
     (GrandMaster flex3(TM))                    841,586                (165)             841,751           10.87             77,438
   Touchstone Core Bond
     (Grandmaster(TM))                           18,199                  (7)              18,206           10.28              1,771
   Touchstone Core Bond
     (IQ Annuity(TM))                           904,610                (284)             904,894           11.29             80,150
   Touchstone Core Bond
     (Pinnacleplus(TM))                         219,431                  76              219,355           10.13             21,654
   Touchstone Eagle Capital Appreciation
     (AnnuiChoice(TM))                          870,620                (463)             871,083            8.42            103,454
   Touchstone Eagle Capital Appreciation
     (GrandMaster flex3(TM))                    505,496                (201)             505,697           11.22             45,071
   Touchstone Eagle Capital Appreciation
     (Grandmaster(TM))                            4,818                  (1)               4,819           11.42                422
   Touchstone Eagle Capital Appreciation
     (IQ Annuity(TM))                           422,557                 (20)             422,577            8.35             50,608
   Touchstone Eagle Capital Appreciation
     (Pinnacleplus(TM))                         169,603                  30              169,573           12.51             13,555
   Touchstone Emerging Growth
     (AnnuiChoice(TM))                        2,880,048                (655)           2,880,703           12.11            237,878
   Touchstone Emerging Growth
     (GrandMaster flex3(TM))                  2,188,487                (188)           2,188,675           12.22            179,106
   Touchstone Emerging Growth
     (Grandmaster(TM))                           33,391                  11               33,380           10.74              3,108
   Touchstone Emerging Growth
     (IQ Annuity(TM))                           899,419                  (8)             899,427           12.39             72,593
   Touchstone Emerging Growth
     (Pinnacleplus(TM))                         163,127                 (60)             163,187           12.75             12,799
   Touchstone Enhanced Dividend 30
     (AnnuiChoice(TM))                          301,037                  (4)             301,041            9.75             30,876
   Touchstone Enhanced Dividend 30
     (GrandMaster flex3(TM))                  1,392,346                (318)           1,392,664           10.38            134,168
   Touchstone Enhanced Dividend 30
     (Grandmaster(TM))                           29,706                   1               29,705           10.59              2,805
   Touchstone Enhanced Dividend 30
     (IQ Annuity(TM))                           223,668                 101              223,567            9.80             22,813
   Touchstone Enhanced Dividend 30
     (Pinnacleplus(TM))                         125,415                 (15)             125,430           11.52             10,888
   Touchstone Enhanced ETF
     (AnnuiChoice(TM))                            2,843                  (3)               2,846           10.50                271
   Touchstone Enhanced ETF
     (Grandmaster(TM))                           23,150                  (3)              23,153           10.50              2,205
   Touchstone Enhanced ETF
     (IQ Annuity(TM))                             1,072                   1                1,071           10.50                102
   Touchstone Enhanced ETF
     (IQ Advisor Enhanced(TM))                   36,371                  17               36,354           11.29              3,220
   Touchstone Enhanced ETF
     (IQ Advisor Standard(TM))                  267,781                 107              267,674           11.30             23,688
   Touchstone Growth & Income
     (AnnuiChoice(TM))                          306,868                  18              306,850           11.28             27,203
   Touchstone Growth & Income
     (GrandMaster flex3(TM))                    313,097                  45              313,052           11.34             27,606
   Touchstone Growth & Income
     (Grandmaster(TM))                           75,641                   2               75,639           10.91              6,933
   Touchstone Growth & Income
     (IQ Annuity(TM))                           436,137                (113)             436,250           11.47             38,034
   Touchstone Growth & Income
     (Pinnacleplus(TM))                         130,748                  38              130,710           12.33             10,601
   Touchstone High Yield
     (AnnuiChoice(TM))                          852,470                 150              852,320           13.65             62,441
   Touchstone High Yield
     (GrandMaster flex3(TM))                  1,498,157                 (62)           1,498,219           12.94            115,782
   Touchstone High Yield
     (Grandmaster(TM))                          971,188                 186              971,002           10.67             91,003
   Touchstone High Yield
     (IQ Annuity(TM))                         1,727,111                 518            1,726,593           13.30            129,819
   Touchstone High Yield
     (Pinnacleplus(TM))                         308,571                   1              308,570           11.37             27,139
   Touchstone Moderate ETF
     (AnnuiChoice(TM))                          230,100                 (83)             230,183           10.26             22,435
   Touchstone Moderate ETF
     (GrandMaster flex3(TM))                    384,679                  (4)             384,683           10.25             37,530
   Touchstone Moderate ETF
     (Grandmaster(TM))                           49,192                  12               49,180           10.25              4,798
   Touchstone Moderate ETF
     (IQ Annuity(TM))                            82,127                   4               82,123           10.25              8,012
   Touchstone Moderate ETF
     (IQ Advisor Enhanced(TM))                   13,135                   5               13,130           10.71              1,226
   Touchstone Moderate ETF
     (IQ Advisor Standard(TM))                   76,993                  13               76,980           10.72              7,181
   Touchstone Money Market
     (AnnuiChoice(TM))                          167,270                  83              167,187           10.19             16,407
   Touchstone Third Avenue Value
     (AnnuiChoice(TM))                        7,055,098              (1,769)           7,056,867           15.32            460,631

SEE ACCOMPANYING NOTES.

                                              ASSETS           LIABILITIES
                                          -------------   --------------------
                                                               PAYABLE TO
                                                            (RECEIVABLE FROM)
                                           INVESTMENTS     THE GENERAL ACCOUNT
                  DIVISION                   AT VALUE         OF INTEGRITY          NET ASSETS      UNIT VALUE    UNITS OUTSTANDING
-------------------------------------------------------   --------------------------------------   --------------------------------
AFFILIATED (CONTINUED):
   Touchstone Third Avenue Value
     (GrandMaster flex3(TM))              $   3,470,041       $         136        $   3,469,905   $       13.04            266,097
   Touchstone Third Avenue Value
     (Grandmaster(TM))                          276,427                  18              276,409           12.16             22,731
   Touchstone Third Avenue Value
     (IQ Annuity(TM))                         7,141,639               2,152            7,139,487           13.78            518,105
   Touchstone Third Avenue Value
     (Pinnacleplus(TM))                         760,615                  53              760,562           14.82             51,320
   Touchstone Third Avenue Value
     (IQ Advisor Standard(TM))                   61,110                   -               61,110           11.91              5,131
   Touchstone Value Plus
     (AnnuiChoice(TM))                        1,250,836                 571            1,250,265            9.88            126,545
   Touchstone Value Plus
     (GrandMaster flex3(TM))                    286,544                  69              286,475           10.55             27,154
   Touchstone Value Plus
     (Grandmaster(TM))                           92,801                 (10)              92,811           10.91              8,507
   Touchstone Value Plus
     (IQ Annuity(TM))                           820,137                  83              820,054            9.73             84,281
   Touchstone Value Plus
     (Pinnacleplus(TM))                          21,817                  (6)              21,823           12.05              1,811
NON-AFFILIATED:
   JP Morgan Bond
     (AnnuiChoice(TM))                          644,124                  39              644,085           11.23             57,354
   JP Morgan Bond
     (GrandMaster flex3(TM))                  1,581,194                  66            1,581,128           11.10            142,444
   JP Morgan Bond
     (Grandmaster(TM))                           87,925                   -               87,925           10.36              8,487
   JP Morgan Bond
     (IQ3(TM))                                1,503,509                 252            1,503,257           11.12            135,185
   JP Morgan Bond
     (Pinnacleplus(TM))                         272,296                  29              272,267           10.19             26,719
   JP Morgan Bond
     (IQ Advisor Standard(TM))                   46,203                 (20)              46,223           10.24              4,514
   JP Morgan International Equity
     (AnnuiChoice(TM))                          101,835                  (8)             101,843           12.49              8,154
   JP Morgan International Equity
     (GrandMaster flex3(TM))                    210,227                  71              210,156           11.89             17,675
   JP Morgan International Equity
     (Grandmaster(TM))                           57,535                  14               57,521           11.67              4,929
   JP Morgan International Equity
     (IQ3(TM))                                  352,367                (129)             352,496           12.15             29,012
   JP Morgan International Equity
     (Pinnacleplus(TM))                          14,007                   5               14,002           13.85              1,011
   JP Morgan Mid Cap Value
     (AnnuiChoice(TM))                          544,700                 (96)             544,796           14.18             38,420
   JP Morgan Mid Cap Value
     (GrandMaster flex3(TM))                    728,820                  76              728,744           13.83             52,693
   JP Morgan Mid Cap Value
     (Grandmaster(TM))                          201,021                 (45)             201,066           11.50             17,484
   JP Morgan Mid Cap Value
     (IQ3(TM))                                1,750,217                 536            1,749,681           14.01            124,888
   JP Morgan Mid Cap Value
     (Pinnacleplus(TM))                         296,142                 (32)             296,174           13.31             22,252
AFFILIATED INITIAL CLASS:
   Touchstone Money Market
     (IQ Annuity(TM))                         1,034,274                (400)           1,034,674           10.01            103,364
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income
     (Grandmaster(TM))                       41,293,190               3,946           41,289,244           46.78            882,626
   Fidelity VIP Growth
     (Grandmaster(TM))                       26,957,187                  43           26,957,144           50.77            530,966
   Fidelity VIP High Income
     (Grandmaster(TM))                        9,870,474              (2,667)           9,873,141           16.05            615,149
   Fidelity VIP II Asset Manager
     (Grandmaster(TM))                       19,360,062              (1,978)          19,362,040           31.34            617,806
   Fidelity VIP II Contrafund
     (Grandmaster(TM))                       29,706,305              (3,680)          29,709,985           32.01            928,147
   Fidelity VIP II Index 500
     (Grandmaster(TM))                       21,243,379               1,645           21,241,734           27.87            762,172
   Fidelity VIP II Index 500
     (IQ Annuity(TM))                         1,391,613                 446            1,391,167            9.26            150,234
   Fidelity VIP II Investment Grade Bond
     (Grandmaster(TM))                       12,112,066               2,041           12,110,025           28.55            424,169
   Fidelity VIP II Investment Grade Bond
     (IQ Annuity(TM))                         1,804,102                 298            1,803,804           13.58            132,828
   Fidelity VIP III Balanced
     (Grandmaster(TM))                        2,697,885                 983            2,696,902           13.52            199,475
   Fidelity VIP III Growth & Income
     (Grandmaster(TM))                       11,196,355                (457)          11,196,812           14.96            748,450
   Fidelity VIP III Growth Opportunities
     (Grandmaster(TM))                        3,235,972                 838            3,235,134           10.85            298,169
   Fidelity VIP Overseas
     (Grandmaster(TM))                       10,467,219                 604           10,466,615           23.96            436,837
AFFILIATED SERVICE CLASS:
   Touchstone Money Market
     (AnnuiChoice(TM))                        4,421,312                (901)           4,422,213            9.99            442,664
   Touchstone Money Market
     (GrandMaster flex3(TM))                  1,119,778                (359)           1,120,137            9.91            113,031
   Touchstone Money Market
     (Grandmaster(TM))                        7,894,968              (1,591)           7,896,559            9.97            792,032
   Touchstone Money Market
     (IQ Annuity(TM))                           241,186                 (95)             241,281           10.01             24,104
NON-AFFILIATED SERVICE CLASS:
   Fidelity VIP Equity-Income
     (IQ Annuity(TM))                         1,731,635                (164)           1,731,799           11.21            154,487
   Fidelity VIP Growth
     (IQ Annuity(TM))                         2,132,371                (928)           2,133,299            8.30            257,024
   Fidelity VIP High Income
     (IQ Annuity(TM))                         2,319,826                 765            2,319,061            9.12            254,283
   Fidelity VIP II Asset Manager
     (IQ Annuity(TM))                           312,178                 (25)             312,203           10.05             31,065
   Fidelity VIP II Contrafund
     (IQ Annuity(TM))                         2,477,810                (423)           2,478,233           11.91            208,080
   Fidelity VIP III Balanced
     (IQ Annuity(TM))                           362,713                  75              362,638            9.95             36,446
   Fidelity VIP III Growth & Income
     (IQ Annuity(TM))                           763,389                 343              763,046            9.36             81,522
   Fidelity VIP III Growth Opportunities
     (IQ Annuity(TM))                           230,098                (103)             230,201            7.14             32,241
   Fidelity VIP III Mid Cap
     (Grandmaster(TM))                        6,806,265                (722)           6,806,987           24.62            276,482
   Fidelity VIP III Mid Cap
     (IQ Annuity(TM))                         2,870,646                 499            2,870,147           25.75            111,462
   Fidelity VIP Overseas
     (IQ Annuity(TM))                           314,956                 (16)             314,972           10.46             30,112
   MFS Capital Opportunities
     (AnnuiChoice(TM))                          585,320                (318)             585,638            7.16             81,793
   MFS Capital Opportunities
     (GrandMaster flex3(TM))                    400,473                 108              400,365           10.37             38,608
   MFS Capital Opportunities
     (Grandmaster(TM))                          584,424                (347)             584,771            7.69             76,043

SEE ACCOMPANYING NOTES.

                                              ASSETS           LIABILITIES
                                          -------------   --------------------
                                                               PAYABLE TO
                                                            (RECEIVABLE FROM)
                                           INVESTMENTS     THE GENERAL ACCOUNT
                  DIVISION                   AT VALUE         OF INTEGRITY          NET ASSETS      UNIT VALUE    UNITS OUTSTANDING
-------------------------------------------------------   --------------------------------------   --------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
   MFS Capital Opportunities
     (IQ Annuity(TM))                     $   1,153,478       $        (241)       $   1,153,719   $        6.94            166,242
   MFS Capital Opportunities
     (Pinnacleplus(TM))                         101,499                  38              101,461           11.91              8,519
   MFS Emerging Growth
     (AnnuiChoice(TM))                          220,432                 (42)             220,474            6.63             33,254
   MFS Emerging Growth
     (GrandMaster flex3(TM))                     62,527                  18               62,509           10.70              5,842
   MFS Emerging Growth
     (Grandmaster(TM))                          165,200                  70              165,130            7.39             22,345
   MFS Emerging Growth
     (IQ Annuity(TM))                           822,917                 (69)             822,986            5.46            150,730
   MFS Emerging Growth
     (Pinnacleplus(TM))                          15,111                  (2)              15,113           11.77              1,284
   MFS Investors Growth Stock
     (AnnuiChoice(TM))                          938,099                (496)             938,595            8.49            110,553
   MFS Investors Growth Stock
     (GrandMaster flex3(TM))                    614,944                 240              614,704           10.15             60,562
   MFS Investors Growth Stock
     (Grandmaster(TM))                          120,236                 (53)             120,289            7.86             15,304
   MFS Investors Growth Stock
     (IQ Annuity(TM))                           512,377                 (77)             512,454            6.62             77,410
   MFS Investors Growth Stock
     (Pinnacleplus(TM))                         156,268                  28              156,240           11.11             14,063
   MFS Mid Cap Growth
     (AnnuiChoice(TM))                        1,112,678                 790            1,111,888            6.58            168,980
   MFS Mid Cap Growth
     (GrandMaster flex3(TM))                    450,963                  30              450,933           10.89             41,408
   MFS Mid Cap Growth
     (Grandmaster(TM))                        1,051,963                 648            1,051,315            6.84            153,701
   MFS Mid Cap Growth
     (IQ Annuity(TM))                         1,382,889                 323            1,382,566            6.79            203,618
   MFS Mid Cap Growth
     (Pinnacleplus(TM))                         128,569                  11              128,558           12.26             10,486
   MFS New Discovery
     (AnnuiChoice(TM))                          474,331                 (19)             474,350            8.95             53,000
   MFS New Discovery
     (GrandMaster flex3(TM))                    120,605                   1              120,604           10.46             11,530
   MFS New Discovery
     (Grandmaster(TM))                          642,385                 126              642,259            8.45             76,007
   MFS New Discovery
     (IQ Annuity(TM))                           792,337                 440              791,897            8.43             93,938
   MFS New Discovery
     (Pinnacleplus(TM))                          22,554                   4               22,550           11.57              1,949
   MFS Total Return
     (AnnuiChoice(TM))                        5,040,755              (1,450)           5,042,205           11.78            428,031
   MFS Total Return
     (GrandMaster flex3(TM))                  2,042,377                (586)           2,042,963           11.46            178,269
   MFS Total Return
     (Grandmaster(TM))                        7,049,093               2,931            7,046,162           11.49            613,243
   MFS Total Return
     (IQ Annuity(TM))                         4,831,656              (1,114)           4,832,770           12.89            374,924
   MFS Total Return
     (Pinnacleplus(TM))                         658,198                 207              657,991           11.63             56,577
AFFILIATED SERVICE CLASS 2:
   Touchstone Money Market
     (IQ Annuity(TM))                         5,970,750                 934            5,969,816            9.92            601,796
NON-AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager
     (AnnuiChoice(TM))                          580,190                (119)             580,309           10.31             56,286
   Fidelity VIP Asset Manager
     (GrandMaster flex3(TM))                     39,337                 (21)              39,358           10.36              3,799
   Fidelity VIP Asset Manager (IQ3)             470,962                 162              470,800           10.43             45,139
   Fidelity VIP Asset Manager
     (Pinnacleplus(TM))                         173,343                  39              173,304           10.82             16,017
   Fidelity VIP Balanced
     (AnnuiChoice(TM))                        1,695,817                 295            1,695,522           10.43            162,562
   Fidelity VIP Balanced
     (GrandMaster flex3(TM))                    243,674                 (57)             243,731           11.56             21,084
   Fidelity VIP Balanced (IQ3(TM))              877,769                  89              877,680           10.44             84,069
   Fidelity VIP Balanced
     (Pinnacleplus(TM))                         158,145                 (45)             158,190           10.77             14,688
   Fidelity VIP Contrafund
     (AnnuiChoice(TM))                        4,532,900                 961            4,531,939           11.66            388,674
   Fidelity VIP Contrafund
     (GrandMaster flex3(TM))                  5,482,352                (602)           5,482,954           12.32            445,045
   Fidelity VIP Contrafund (IQ3)              4,674,160                 673            4,673,487           12.23            382,133
   Fidelity VIP Contrafund
     (Pinnacleplus(TM))                         739,015                 (19)             739,034           12.76             57,918
   Fidelity VIP Contrafund
     (IQ Advisor Standard(TM))                   66,713                   7               66,706           11.36              5,872
   Fidelity VIP Dynamic Capital
     Appreciation (AnnuiChoice(TM))              15,598                   5               15,593           11.02              1,415
   Fidelity VIP Dynamic Capital
     Appreciation (Grandmaster(TM))              14,897                  (6)              14,903           10.66              1,398
   Fidelity VIP Dynamic Capital
     Appreciation (IQ Annuity(TM))                8,231                   5                8,226           10.13                812
   Fidelity VIP Equity-Income
     (AnnuiChoice(TM))                        4,276,492                 351            4,276,141           10.92            391,588
   Fidelity VIP Equity-Income
     (GrandMaster flex3(TM))                  2,032,423                 615            2,031,808           11.31            179,647
   Fidelity VIP Equity-Income (IQ3(TM))       3,120,166                 (19)           3,120,185           10.76            289,980
   Fidelity VIP Equity-Income
     (Pinnacleplus(TM))                         346,894                 (77)             346,971           12.43             27,914
   Fidelity VIP Equity-Income
     (IQ Advisor Standard(TM))                   66,986                  10               66,976           10.91              6,139
   Fidelity VIP Growth & Income
     (AnnuiChoice(TM))                        2,085,869                (955)           2,086,824            9.56            218,287
   Fidelity VIP Growth & Income
     (GrandMaster flex3(TM))                    536,283                 138              536,145           10.95             48,963
   Fidelity VIP Growth & Income (IQ3(TM))     1,179,594                 301            1,179,293            9.80            120,336
   Fidelity VIP Growth & Income
     (Pinnacleplus(TM))                         401,882                 150              401,732           10.97             36,621
   Fidelity VIP Growth (AnnuiChoice(TM))      3,206,861              (1,363)           3,208,224            7.33            437,684
   Fidelity VIP Growth
     (GrandMaster flex3(TM))                  1,428,140                 678            1,427,462            9.86            144,773
   Fidelity VIP Growth (IQ3(TM))              3,330,340                  97            3,330,243            7.74            430,264
   Fidelity VIP Growth (Pinnacleplus(TM))       151,084                  54              151,030           11.17             13,521
   Fidelity VIP Growth Opportunities
     (AnnuiChoice(TM))                           91,455                  43               91,412            9.76              9,366
   Fidelity VIP Growth Opportunities
     (GrandMaster flex3(TM))                    118,826                 (38)             118,864           10.88             10,925
   Fidelity VIP Growth Opportunities
     (IQ3(TM))                                  164,559                   5              164,554            9.31             17,675
   Fidelity VIP Growth Opportunities
     (Pinnacleplus(TM))                          26,370                   2               26,368           11.56              2,281
   Fidelity VIP High Income
     (AnnuiChoice(TM))                        3,146,670                 425            3,146,245           11.22            280,414

SEE ACCOMPANYING NOTES.

                                              ASSETS           LIABILITIES
                                          -------------   --------------------
                                                               PAYABLE TO
                                                            (RECEIVABLE FROM)
                                           INVESTMENTS     THE GENERAL ACCOUNT
                  DIVISION                   AT VALUE         OF INTEGRITY          NET ASSETS      UNIT VALUE    UNITS OUTSTANDING
-------------------------------------------------------   --------------------------------------   --------------------------------
NON-AFFILIATED SERVICE CLASS 2
   (CONTINUED):
   Fidelity VIP High Income
     (GrandMaster flex3(TM))              $   7,373,626       $        (251)       $   7,373,877   $       12.36            596,592
   Fidelity VIP High Income (IQ3(TM))         7,435,643                 857            7,434,786           12.35            602,007
   Fidelity VIP High Income
     (Pinnacleplus(TM))                          75,134                   1               75,133           11.49              6,539
   Fidelity VIP Index 500
     (AnnuiChoice(TM))                        2,117,388                (319)           2,117,707            8.94            236,880
   Fidelity VIP Index 500 (IQ3(TM))           1,303,081                 330            1,302,751            9.61            135,562
   Fidelity VIP Index 500
     (Pinnacleplus(TM))                          19,822                   3               19,819           11.99              1,653
   Fidelity VIP Investment Grade Bond
     (AnnuiChoice(TM))                        7,110,633              (1,873)           7,112,506           12.41            573,127
   Fidelity VIP Investment Grade Bond
     (GrandMaster flex3(TM))                    182,923                  65              182,858           10.31             17,736
   Fidelity VIP Investment Grade Bond
     (IQ3(TM))                                4,766,203               1,195            4,765,008           11.96            398,412
   Fidelity VIP Investment Grade Bond
     (Pinnacleplus(TM))                         451,788                (186)             451,974           10.26             44,052
   Fidelity VIP Investment Grade Bond
     (IQ Advisor Standard(TM))                   46,184                  (4)              46,188           10.23              4,515
   Fidelity VIP Mid Cap
     (AnnuiChoice(TM))                        4,993,491               1,533            4,991,958           15.35            325,209
   Fidelity VIP Mid Cap
     (GrandMaster flex3(TM))                  2,495,301                  70            2,495,231           14.13            176,591
   Fidelity VIP Mid Cap
     (Grandmaster(TM))                            7,283                  (6)               7,289           12.25                595
   Fidelity VIP Mid Cap
     (IQ Annuity(TM))                         4,447,178                 944            4,446,234           15.42            288,342
   Fidelity VIP Mid Cap
     (Pinnacleplus(TM))                         532,856                 (22)             532,878           14.95             35,644
   Fidelity VIP Mid Cap
     (IQ Advisor Enhanced(TM))                    9,270                  (1)               9,271           12.28                755
   Fidelity VIP Mid Cap
     (IQ Advisor Standard(TM))                    3,855                   5                3,850           12.30                313
   Fidelity VIP Overseas
     (AnnuiChoice(TM))                          340,777                (158)             340,935            9.65             35,330
   Fidelity VIP Overseas
     (GrandMaster flex3(TM))                      8,801                   5                8,796           11.05                796
   Fidelity VIP Overseas (IQ3(TM))              732,812                  51              732,761            9.92             73,867
   Fidelity VIP Overseas
     (Pinnacleplus(TM))                          79,383                 (29)              79,412           13.68              5,805
   Fidelity VIP Overseas
     (IQ Advisor Enhanced(TM))                   13,701                  (4)              13,705           10.92              1,255
AFFILIATED CLASS 1:
   Touchstone Money Market
     (Pinnacleplus(TM))                         151,485                 (20)             151,505            9.89             15,319
NON-AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt
     (AnnuiChoice(TM))                          113,176                  33              113,143           14.09              8,030
   Van Kampen UIF Emerging Markets Debt
     (GrandMaster flex3(TM))                    175,743                 (43)             175,786           13.86             12,683
   Van Kampen UIF Emerging Markets Debt
     (IQ3(TM))                                  168,943                  13              168,930           13.96             12,101
   Van Kampen UIF U.S. Real Estate
     (AnnuiChoice(TM))                        3,325,153                 169            3,324,984           16.81            197,798
   Van Kampen UIF U.S. Real Estate
     (GrandMaster flex3(TM))                  1,489,374                (288)           1,489,662           16.77             88,829
   Van Kampen UIF U.S. Real Estate
     (IQ3(TM))                                1,303,740                 351            1,303,389           16.35             79,718
NON-AFFILIATED CLASS 1B SHARES:
   Putnam VT Discovery Growth
     (AnnuiChoice(TM))                          358,865                  35              358,830            6.48             55,375
   Putnam VT Discovery Growth
     (GrandMaster flex3(TM))                     51,516                  26               51,490           10.30              4,999
   Putnam VT Discovery Growth
     (Grandmaster(TM))                           17,034                 (11)              17,045            8.01              2,128
   Putnam VT Discovery Growth
     (IQ Annuity(TM))                           159,071                  (2)             159,073            7.92             20,085
   Putnam VT Discovery Growth
     (Pinnacleplus(TM))                          19,535                  (4)              19,539           11.36              1,720
   Putnam VT Growth and Income
     (AnnuiChoice(TM))                          839,849                (316)             840,165           10.49             80,092
   Putnam VT Growth and Income
     (GrandMaster flex3(TM))                    287,237                 (45)             287,282           11.08             25,928
   Putnam VT Growth and Income
     (Grandmaster(TM))                          461,547                 149              461,398           10.18             45,324
   Putnam VT Growth and Income
     (IQ Annuity(TM))                           998,200                 323              997,877           10.11             98,702
   Putnam VT Growth and Income
     (Pinnacleplus(TM))                           8,250                  (1)               8,251           12.08                683
   Putnam VT International Equity
     (AnnuiChoice(TM))                          407,625                  64              407,561            9.63             42,322
   Putnam VT International Equity
     (GrandMaster flex3(TM))                    706,012                 153              705,859           11.48             61,486
   Putnam VT International Equity
     (Grandmaster(TM))                          348,902                  24              348,878           10.40             33,546
   Putnam VT International Equity
     (IQ Annuity(TM))                           762,326                 (25)             762,351           10.57             72,124
   Putnam VT International Equity
     (Pinnacleplus(TM))                         100,525                  13              100,512           13.35              7,529
   Putnam VT Small Cap Value
     (AnnuiChoice(TM))                        3,736,964                (363)           3,737,327           17.09            218,685
   Putnam VT Small Cap Value
     (GrandMaster flex3(TM))                    880,057                (241)             880,298           13.48             65,304
   Putnam VT Small Cap Value
     (Grandmaster(TM))                        9,052,646                 142            9,052,504           16.07            563,317
   Putnam VT Small Cap Value
     (IQ Annuity(TM))                         2,638,950                 124            2,638,826           15.14            174,295
   Putnam VT Small Cap Value
     (Pinnacleplus(TM))                         232,710                  69              232,641           14.89             15,624
   Putnam VT Small Cap Value
     (IQ Advisor Enhanced(TM))                    4,648                   4                4,644           12.00                387
   Putnam VT Small Cap Value
     (IQ Advisor Standard(TM))                    1,922                  (1)               1,923           12.02                160
   Putnam VT The George Putnam Fund of
     Boston (AnnuiChoice(TM))                    14,774                   2               14,772           11.99              1,232
   Putnam VT The George Putnam Fund of
     Boston (GrandMaster flex3(TM))               8,480                   -                8,480           11.86                715
   Putnam VT The George Putnam Fund of
     Boston (Grandmaster(TM))                    16,678                   6               16,672           11.90              1,401
   Putnam VT The George Putnam Fund of
     Boston (IQ Annuity(TM))                     92,356                 (11)              92,367           11.88              7,775
   Putnam VT The George Putnam Fund of
     Boston (Pinnacleplus(TM))                    8,799                  (2)               8,801           11.24                783
   Putnam VT Voyager (AnnuiChoice(TM))           73,662                  12               73,650           12.22              6,027
   Putnam VT Voyager
     (GrandMaster flex3(TM))                    122,855                 (28)             122,883           12.09             10,164
   Putnam VT Voyager (Grandmaster(TM))           29,964                 (10)              29,974           12.14              2,469
   Putnam VT Voyager (IQ Annuity(TM))            15,556                   7               15,549           12.11              1,284

SEE ACCOMPANYING NOTES.

                                              ASSETS           LIABILITIES
                                          -------------   --------------------
                                                               PAYABLE TO
                                                            (RECEIVABLE FROM)
                                           INVESTMENTS     THE GENERAL ACCOUNT
                  DIVISION                   AT VALUE         OF INTEGRITY          NET ASSETS      UNIT VALUE    UNITS OUTSTANDING
-------------------------------------------------------   --------------------------------------   --------------------------------
NON-AFFILIATED CLASS 1B SHARES
   (CONTINUED):
   Putnam VT Voyager (Pinnacleplus(TM))   $      83,084       $          (5)       $      83,089   $       11.03              7,533
NON-AFFILIATED CLASS 2:
   Franklin Foreign Securities
     (IQ Annuity(TM))                           471,551                 100              471,451           14.66             32,159
   Franklin Growth and Income Securities
     (AnnuiChoice(TM))                        2,677,665                 786            2,676,879           12.90            207,510
   Franklin Growth and Income Securities
     (GrandMaster flex3(TM))                    722,240                 113              722,127           12.76             56,593
   Franklin Growth and Income Securities
     (Grandmaster(TM))                          724,220                 199              724,021           12.81             56,520
   Franklin Growth and Income Securities
     (IQ Annuity(TM))                         1,989,201                (360)           1,989,561           12.79            155,556
   Franklin Growth and Income Securities
     (Pinnacleplus(TM))                          88,702                  27               88,675           12.34              7,186
   Franklin Income Securities
     (AnnuiChoice(TM))                        3,722,281                (568)           3,722,849           14.24            261,436
   Franklin Income Securities
     (GrandMaster flex3(TM))                  2,233,736                 226            2,233,510           14.08            158,630
   Franklin Income Securities
     (Grandmaster(TM))                        2,435,186                (316)           2,435,502           14.14            172,242
   Franklin Income Securities
     (IQ Annuity(TM))                         1,618,110                 (39)           1,618,149           14.11            114,681
   Franklin Income Securities
     (Pinnacleplus(TM))                         630,279                 248              630,031           12.52             50,322
   Franklin Income Securities
     (IQ Advisor Enhanced(TM))                    8,819                   4                8,815           11.13                792
   Franklin Large Cap Growth Securities
     (AnnuiChoice(TM))                          138,291                 (15)             138,306           12.76             10,839
   Franklin Large Cap Growth Securities
     (GrandMaster flex3(TM))                    869,970                (116)             870,086           12.62             68,945
   Franklin Large Cap Growth Securities
     (Grandmaster(TM))                          137,401                  (5)             137,406           12.67             10,845
   Franklin Large Cap Growth Securities
     (IQ Annuity(TM))                           412,862                 115              412,747           12.64             32,654
   Franklin Large Cap Growth Securities
     (Pinnacleplus(TM))                         461,959                 190              461,769           11.55             39,980
   Franklin Mutual Shares Securities
     (AnnuiChoice(TM))                        2,443,057                (374)           2,443,431           13.56            180,194
   Franklin Mutual Shares Securities
     (GrandMaster flex3(TM))                  1,574,178                (129)           1,574,307           13.41            117,398
   Franklin Mutual Shares Securities
     (IQ Annuity(TM))                         1,888,692                (582)           1,889,274           13.44            140,571
   Franklin Mutual Shares Securities
     (Pinnacleplus(TM))                         425,981                 (57)             426,038           12.35             34,497
   Franklin Mutual Shares Securities
     (Grandmaster(TM))                        1,692,161                 374            1,691,787           13.46            125,690
   Templeton Foreign Securities Fund
     (GrandMaster flex3(TM))                  1,001,992                 247            1,001,745           14.63             68,472
   Templeton Foreign Securities Fund
     (Grandmaster(TM))                          478,511                  87              478,424           14.69             32,568
   Templeton Foreign Securities Fund
     (Pinnacleplus(TM))                         177,684                  22              177,662           13.70             12,968
   Templeton Foreign Securities Fund
     (AnnuiChoice(TM))                          923,987                (243)             924,230           14.80             62,448
   Templeton Foreign Securities Fund
     (IQ Advisor Standard(TM))                   53,544                  (1)              53,545           11.52              4,648
   Templeton Growth Securities
     (AnnuiChoice(TM))                          437,149                 137              437,012           14.34             30,475
   Templeton Growth Securities
     (GrandMaster flex3(TM))                  1,270,821                (262)           1,271,083           14.19             89,576
   Templeton Growth Securities
     (Grandmaster(TM))                          907,289                 272              907,017           14.24             63,695
   Templeton Growth Securities
     (IQ Annuity(TM))                         1,019,711                (318)           1,020,029           14.22             71,732
   Templeton Growth Securities
     (Pinnacleplus(TM))                          72,706                 (19)              72,725           13.17              5,522
   Van Kampen LIT Comstock
     (AnnuiChoice(TM))                          815,385                (216)             815,601           14.30             57,035
   Van Kampen LIT Comstock
     (GrandMaster flex3(TM))                    872,128                 (55)             872,183           14.14             61,682
   Van Kampen LIT Comstock
     (Grandmaster(TM))                          559,878                (156)             560,034           14.20             39,439
   Van Kampen LIT Comstock
     (IQ Annuity(TM))                         1,625,970                (293)           1,626,263           14.17            114,768
   Van Kampen LIT Comstock
     (Pinnacleplus(TM))                         137,519                  13              137,506           13.03             10,553
   Van Kampen LIT Emerging Growth
     (AnnuiChoice(TM))                           52,512                  14               52,498           12.65              4,150
   Van Kampen LIT Emerging Growth
     (GrandMaster flex3(TM))                     56,219                  12               56,207           12.51              4,493
   Van Kampen LIT Emerging Growth
     (Grandmaster(TM))                           69,210                  17               69,193           12.56              5,509
   Van Kampen LIT Emerging Growth
     (IQ Annuity(TM))                            16,235                  (4)              16,239           12.54              1,295
   Van Kampen LIT Emerging Growth
     (Pinnacleplus(TM))                           6,439                   1                6,438           11.12                579
   Van Kampen UIF Emerging Markets Debt
     (Grandmaster(TM))                          283,556                 (53)             283,609           13.52             20,977
   Van Kampen UIF Emerging Markets Debt
     (IQ Annuity(TM))                           269,629                   4              269,625           13.49             19,987
   Van Kampen UIF Emerging Markets Debt
     (Pinnacleplus(TM))                          60,027                  10               60,017           11.84              5,069
   Van Kampen UIF Emerging Markets
     Equity (AnnuiChoice(TM))                   839,997                   7              839,990           17.58             47,781
   Van Kampen UIF Emerging Markets
     Equity (GrandMaster flex3(TM))             400,864                 (62)             400,926           17.39             23,055
   Van Kampen UIF Emerging Markets
     Equity (Grandmaster(TM))                    37,446                  (6)              37,452           17.46              2,145
   Van Kampen UIF Emerging Markets
     Equity (IQ Annuity(TM))                  1,535,106                 178            1,534,928           17.42             88,113
   Van Kampen UIF Emerging Markets
     Equity (Pinnacleplus(TM))                   63,714                 (20)              63,734           15.24              4,182
   Van Kampen UIF U. S. Real Estate
     (Pinnacleplus(TM))                         296,085                 (64)             296,149           15.41             19,218
   Van Kampen UIF U.S. Real Estate
     (Grandmaster(TM))                          732,186                 (45)             732,231           17.73             41,299
   Van Kampen UIF U.S. Real Estate
     (IQ Annuity(TM))                           497,151                  97              497,054           17.69             28,098
   Van Kampen UIF U.S. Real Estate
     (IQ Advisor Standard(TM))                   37,568                  (9)              37,577           13.43              2,798
NON-AFFILIATED CLASS B:
   Scudder VIT EAFE Equity Index
     (IQ Advisor Standard(TM))                   53,682                  20               53,662           11.58              4,634
   Scudder VIT EAFE Equity Index
     (AnnuiChoice(TM))                        1,377,579                (420)           1,377,999           12.26            112,398
   Scudder VIT EAFE Equity Index
     (GrandMaster flex3(TM))                  1,070,797                (358)           1,071,155           11.69             91,630
   Scudder VIT EAFE Equity Index
     (Grandmaster(TM))                          353,064                 (68)             353,132           11.69             30,208
   Scudder VIT EAFE Equity Index
     (IQ3(TM))                                4,194,730               1,633            4,193,097           11.93            351,475
   Scudder VIT EAFE Equity Index
     (Pinnacleplus(TM))                         420,530                  94              420,436           13.89             30,269
   Scudder VIT Equity 500 Index
     (AnnuiChoice(TM))                        1,527,509                (239)           1,527,748           11.61            131,589

SEE ACCOMPANYING NOTES.

                                              ASSETS           LIABILITIES
                                          -------------   --------------------
                                                               PAYABLE TO
                                                            (RECEIVABLE FROM)
                                           INVESTMENTS     THE GENERAL ACCOUNT
                  DIVISION                   AT VALUE         OF INTEGRITY          NET ASSETS      UNIT VALUE    UNITS OUTSTANDING
-------------------------------------------------------   --------------------------------------   --------------------------------
NON-AFFILIATED CLASS B (CONTINUED):
   Scudder VIT Equity 500 Index
     (GrandMaster flex3(TM))              $   1,843,774       $         685        $   1,843,089       $   10.99            167,706
   Scudder VIT Equity 500 Index
     (Grandmaster(TM))                        1,007,966                 140            1,007,826           10.94             92,123
   Scudder VIT Equity 500 Index
     (IQ3(TM))                                5,551,844              (1,452)           5,553,296           11.44            485,428
   Scudder VIT Equity 500 Index
     (Pinnacleplus(TM))                         125,608                 (11)             125,619           11.99             10,477
   Scudder VIT Equity 500 Index
     (IQ Advisor Standard(TM))                  100,249                  41              100,208           10.76              9,313
   Scudder VIT Small Cap Index
     (AnnuiChoice(TM))                          760,951                 247              760,704           12.94             58,787
   Scudder VIT Small Cap Index
     (GrandMaster flex3(TM))                    267,247                 (44)             267,291           12.66             21,113
   Scudder VIT Small Cap Index
     (Grandmaster(TM))                           24,346                   3               24,343           11.57              2,104
   Scudder VIT Small Cap Index
     (IQ3(TM))                                1,381,786                 452            1,381,334           12.68            108,938
   Scudder VIT Small Cap Index
     (Pinnacleplus(TM))                         171,717                  (4)             171,721           13.35             12,863

SEE ACCOMPANYING NOTES.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                             Statement of Operations

                      For the Year Ended December 31, 2004

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (AnnuiChoice(TM)) (November 22)*      $          9  $               1  $            8
  Touchstone Aggressive ETF (GrandMaster flex3(TM))
    (November 22)*                                                          96                 17              79
  Touchstone Aggressive ETF (Grandmaster(TM)) (November 22)*               653                 74             579
  Touchstone Aggressive ETF (IQ Annuity(TM)) (November 22)*                 28                  4              24
  Touchstone Aggressive ETF (IQ Advisor Standard(TM)) (July 22)*            93                 31              62
  Touchstone Balanced (AnnuiChoice(TM))                                 17,898             21,724          (3,826)
  Touchstone Balanced (GrandMaster flex3(TM))                            8,304             10,400          (2,096)
  Touchstone Balanced (Grandmaster(TM)) (May 1)*                           239                 90             149
  Touchstone Balanced (IQ Annuity(TM))                                  13,344             17,521          (4,177)
  Touchstone Balanced (Pinnacleplus(TM))                                 1,910              3,112          (1,202)
  Touchstone Baron Small Cap (AnnuiChoice(TM))                               -             21,510         (21,510)
  Touchstone Baron Small Cap (GrandMaster flex3(TM))                         -             12,863         (12,863)
  Touchstone Baron Small Cap (Grandmaster(TM)) (May 1)*                      -                420            (420)
  Touchstone Baron Small Cap (IQ Annuity(TM))                                -             33,281         (33,281)
  Touchstone Baron Small Cap (Pinnacleplus(TM))                              -              2,682          (2,682)
  Touchstone Baron Small Cap (IQ Advisor Enhanced(TM))
    (January 16)*                                                            -                  6              (6)
  Touchstone Baron Small Cap (IQ Advisor Standard(TM))
    (January 16)*                                                            -                 52             (52)
  Touchstone Conservative ETF (AnnuiChoice(TM)) (November 22)*           1,358                 66           1,292
  Touchstone Conservative ETF (GrandMaster flex3(TM))
    (November 22)*                                                         829                 15             814
  Touchstone Core Bond (AnnuiChoice(TM))                                84,718             23,192          61,526
  Touchstone Core Bond (GrandMaster flex3(TM))                          33,284             13,199          20,085
  Touchstone Core Bond (Grandmaster(TM)) (May 1)*                          721                 13             708
  Touchstone Core Bond (IQ Annuity(TM))                                 35,836             16,074          19,762
  Touchstone Core Bond (Pinnacleplus(TM))                                8,701              2,863           5,838
  Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                7,919             11,133          (3,214)
  Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))          4,593              7,577          (2,984)
  Touchstone Eagle Capital Appreciation (Grandmaster(TM))
    (May 1)*                                                                44                 21              23
  Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                 3,837              9,579          (5,742)
  Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))               1,540              2,281            (741)
  Touchstone Emerging Growth (AnnuiChoice(TM))                         147,301             27,087         120,214
  Touchstone Emerging Growth (GrandMaster flex3(TM))                   105,641             24,150          81,491

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (AnnuiChoice(TM)) (November 22)*      $                -   $          -   $            6
  Touchstone Aggressive ETF (GrandMaster flex3(TM))
    (November 22)*                                                                 -              -              248
  Touchstone Aggressive ETF (Grandmaster(TM)) (November 22)*                       1              -              245
  Touchstone Aggressive ETF (IQ Annuity(TM)) (November 22)*                        -              -                7
  Touchstone Aggressive ETF (IQ Advisor Standard(TM)) (July 22)*                   2              -            1,295
  Touchstone Balanced (AnnuiChoice(TM))                                       78,363        243,825          345,545
  Touchstone Balanced (GrandMaster flex3(TM))                                 16,848         28,236           79,120
  Touchstone Balanced (Grandmaster(TM)) (May 1)*                                   2              -              891
  Touchstone Balanced (IQ Annuity(TM))                                        33,419        116,070          202,183
  Touchstone Balanced (Pinnacleplus(TM))                                       2,753            478           14,326
  Touchstone Baron Small Cap (AnnuiChoice(TM))                               284,381        252,626          487,054
  Touchstone Baron Small Cap (GrandMaster flex3(TM))                          74,953         64,510          195,033
  Touchstone Baron Small Cap (Grandmaster(TM)) (May 1)*                          508              -           16,368
  Touchstone Baron Small Cap (IQ Annuity(TM))                                289,604        128,913          386,768
  Touchstone Baron Small Cap (Pinnacleplus(TM))                                1,193          1,120           40,729
  Touchstone Baron Small Cap (IQ Advisor Enhanced(TM))
    (January 16)*                                                                  -              -              440
  Touchstone Baron Small Cap (IQ Advisor Standard(TM))
    (January 16)*                                                                  4              -            4,773
  Touchstone Conservative ETF (AnnuiChoice(TM)) (November 22)*                     -              -             (191)
  Touchstone Conservative ETF (GrandMaster flex3(TM))
    (November 22)*                                                                 -              -             (681)
  Touchstone Core Bond (AnnuiChoice(TM))                                     (34,091)       (87,151)         (62,829)
  Touchstone Core Bond (GrandMaster flex3(TM))                                (8,066)       (23,915)         (25,914)
  Touchstone Core Bond (Grandmaster(TM)) (May 1)*                                  -              -             (675)
  Touchstone Core Bond (IQ Annuity(TM))                                      (19,410)       (31,373)         (14,085)
  Touchstone Core Bond (Pinnacleplus(TM))                                       (358)        (1,236)          (5,245)
  Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                    170,663        226,272          172,722
  Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))               15,412         75,542          123,035
  Touchstone Eagle Capital Appreciation (Grandmaster(TM))
    (May 1)*                                                                       1              -              527
  Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                     117,394         93,004           52,404
  Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                     1,248            376           19,942
  Touchstone Emerging Growth (AnnuiChoice(TM))                               203,819        515,216          479,895
  Touchstone Emerging Growth (GrandMaster flex3(TM))                         247,503        246,323          138,185

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (AnnuiChoice(TM)) (November 22)*      $               6   $              6   $              14
  Touchstone Aggressive ETF (GrandMaster flex3(TM))
    (November 22)*                                                              248                248                 327
  Touchstone Aggressive ETF (Grandmaster(TM)) (November 22)*                    245                246                 825
  Touchstone Aggressive ETF (IQ Annuity(TM)) (November 22)*                       7                  7                  31
  Touchstone Aggressive ETF (IQ Advisor Standard(TM)) (July 22)*              1,295              1,297               1,359
  Touchstone Balanced (AnnuiChoice(TM))                                     101,720            180,083             176,257
  Touchstone Balanced (GrandMaster flex3(TM))                                50,884             67,732              65,636
  Touchstone Balanced (Grandmaster(TM)) (May 1)*                                891                893               1,042
  Touchstone Balanced (IQ Annuity(TM))                                       86,113            119,532             115,355
  Touchstone Balanced (Pinnacleplus(TM))                                     13,848             16,601              15,399
  Touchstone Baron Small Cap (AnnuiChoice(TM))                              234,428            518,809             497,299
  Touchstone Baron Small Cap (GrandMaster flex3(TM))                        130,523            205,476             192,613
  Touchstone Baron Small Cap (Grandmaster(TM)) (May 1)*                      16,368             16,876              16,456
  Touchstone Baron Small Cap (IQ Annuity(TM))                               257,855            547,459             514,178
  Touchstone Baron Small Cap (Pinnacleplus(TM))                              39,609             40,802              38,120
  Touchstone Baron Small Cap (IQ Advisor Enhanced(TM))
    (January 16)*                                                               440                440                 434
  Touchstone Baron Small Cap (IQ Advisor Standard(TM))
    (January 16)*                                                             4,773              4,777               4,725
  Touchstone Conservative ETF (AnnuiChoice(TM)) (November 22)*                 (191)              (191)              1,101
  Touchstone Conservative ETF (GrandMaster flex3(TM))
    (November 22)*                                                             (681)              (681)                133
  Touchstone Core Bond (AnnuiChoice(TM))                                     24,322             (9,769)             51,757
  Touchstone Core Bond (GrandMaster flex3(TM))                               (1,999)           (10,065)             10,020
  Touchstone Core Bond (Grandmaster(TM)) (May 1)*                              (675)              (675)                 33
  Touchstone Core Bond (IQ Annuity(TM))                                      17,288             (2,122)             17,640
  Touchstone Core Bond (Pinnacleplus(TM))                                    (4,009)            (4,367)              1,471
  Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                   (53,550)           117,113             113,899
  Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))              47,493             62,905              59,921
  Touchstone Eagle Capital Appreciation (Grandmaster(TM))
    (May 1)*                                                                    527                528                 551
  Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                    (40,600)            76,794              71,052
  Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                   19,566             20,814              20,073
  Touchstone Emerging Growth (AnnuiChoice(TM))                              (35,321)           168,498             288,712
  Touchstone Emerging Growth (GrandMaster flex3(TM))                       (108,138)           139,365             220,856

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
  Touchstone Emerging Growth (Grandmaster(TM)) (May 1)*           $      1,609  $             149  $        1,460
  Touchstone Emerging Growth (IQ Annuity(TM))                           44,534             12,944          31,590
  Touchstone Emerging Growth (Pinnacleplus(TM))                          7,956              1,861           6,095
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                      6,177              2,031           4,146
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))               28,559             11,552          17,007
  Touchstone Enhanced Dividend 30 (Grandmaster(TM)) (May 1)*               609                189             420
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                       4,587              2,531           2,056
  Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))                     2,574              1,265           1,309
  Touchstone Enhanced ETF (AnnuiChoice(TM)) (November 22)*                   9                  1               8
  Touchstone Enhanced ETF (Grandmaster(TM)) (November 22)*                  73                 27              46
  Touchstone Enhanced ETF (IQ Annuity(TM)) (November 22)*                    3                  -               3
  Touchstone Enhanced ETF (IQ Advisor Enhanced(TM)) (July 22)*             115                 45              70
  Touchstone Enhanced ETF (IQ Advisor Standard(TM)) (July 22)*             848                 70             778
  Touchstone Growth & Income (AnnuiChoice(TM))                           5,365              4,556             809
  Touchstone Growth & Income (GrandMaster flex3(TM))                     5,481              3,980           1,501
  Touchstone Growth & Income (Grandmaster(TM)) (May 1)*                  1,322                 42           1,280
  Touchstone Growth & Income (IQ Annuity(TM))                            7,622              5,880           1,742
  Touchstone Growth & Income (Pinnacleplus(TM))                          2,285              1,850             435
  Touchstone High Yield (AnnuiChoice(TM))                               61,014              9,250          51,764
  Touchstone High Yield (GrandMaster flex3(TM))                        107,072             24,477          82,595
  Touchstone High Yield (Grandmaster(TM))                               69,413              2,396          67,017
  Touchstone High Yield (IQ Annuity(TM))                               122,722             29,259          93,463
  Touchstone High Yield (Pinnacleplus(TM))                              22,067              4,386          17,681
  Touchstone Moderate ETF (AnnuiChoice(TM)) (November 22)*               1,306                258           1,048
  Touchstone Moderate ETF (GrandMaster flex3(TM)) (November 22)*         2,179                340           1,839
  Touchstone Moderate ETF (Grandmaster(TM)) (November 22)*                 279                 32             247
  Touchstone Moderate ETF (IQ Annuity(TM)) (November 22)*                  352                 75             277
  Touchstone Moderate ETF (IQ Advisor Enhanced(TM)) (July 22)*              74                 16              58
  Touchstone Moderate ETF (IQ Advisor Standard(TM)) (July 22)*             436                112             324
  Touchstone Money Market (AnnuiChoice(TM))                              2,281              1,725             556
  Touchstone Third Avenue Value (AnnuiChoice(TM))                       15,593             60,787         (45,194)
  Touchstone Third Avenue Value (GrandMaster flex3(TM))                  7,607             32,628         (25,021)
  Touchstone Third Avenue Value (Grandmaster(TM)) (May 3, 2004)*           600                803            (203)

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
  Touchstone Emerging Growth (Grandmaster(TM)) (May 1)*           $               25   $          -   $        1,883
  Touchstone Emerging Growth (IQ Annuity(TM))                                132,196         80,432           20,675
  Touchstone Emerging Growth (Pinnacleplus(TM))                                1,030            940            5,369
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                              178         13,220           19,418
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                     49,141         61,496           65,277
  Touchstone Enhanced Dividend 30 (Grandmaster(TM)) (May 1)*                     188              -            1,282
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                            15,614         17,192            9,666
  Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))                             (21)             -            4,358
  Touchstone Enhanced ETF (AnnuiChoice(TM)) (November 22)*                         -              -               35
  Touchstone Enhanced ETF (Grandmaster(TM)) (November 22)*                         1              -              411
  Touchstone Enhanced ETF (IQ Annuity(TM)) (November 22)*                          -              -               (3)
  Touchstone Enhanced ETF (IQ Advisor Enhanced(TM)) (July 22)*                     3              -            2,599
  Touchstone Enhanced ETF (IQ Advisor Standard(TM)) (July 22)*                     7              -            3,969
  Touchstone Growth & Income (AnnuiChoice(TM))                                36,520         30,440           10,710
  Touchstone Growth & Income (GrandMaster flex3(TM))                           7,056         21,921           34,462
  Touchstone Growth & Income (Grandmaster(TM)) (May 1)*                           (3)             -             (485)
  Touchstone Growth & Income (IQ Annuity(TM))                                 21,775         50,548           60,936
  Touchstone Growth & Income (Pinnacleplus(TM))                                1,587          4,856           11,438
  Touchstone High Yield (AnnuiChoice(TM))                                    (38,621)       (43,921)          (9,323)
  Touchstone High Yield (GrandMaster flex3(TM))                              (18,424)       (68,319)         (16,585)
  Touchstone High Yield (Grandmaster(TM))                                        506              -          (53,374)
  Touchstone High Yield (IQ Annuity(TM))                                     (71,738)       (75,350)         (11,754)
  Touchstone High Yield (Pinnacleplus(TM))                                     1,105         (1,705)              87
  Touchstone Moderate ETF (AnnuiChoice(TM)) (November 22)*                      510              -            3,642
  Touchstone Moderate ETF (GrandMaster flex3(TM)) (November 22)*                   3              -            3,424
  Touchstone Moderate ETF (Grandmaster(TM)) (November 22)*                         -              -              305
  Touchstone Moderate ETF (IQ Annuity(TM)) (November 22)*                          -              -              746
  Touchstone Moderate ETF (IQ Advisor Enhanced(TM)) (July 22)*                     -              -              440
  Touchstone Moderate ETF (IQ Advisor Standard(TM)) (July 22)*                     3              -            3,796
  Touchstone Money Market (AnnuiChoice(TM))                                        -              8                8
  Touchstone Third Avenue Value (AnnuiChoice(TM))                            929,885      1,047,294        1,462,551
  Touchstone Third Avenue Value (GrandMaster flex3(TM))                      211,073        266,175          592,387
  Touchstone Third Avenue Value (Grandmaster(TM)) (May 3, 2004)*               2,731              -           23,418

                                                                              REALIZED AND UNREALIZED
                                                                             GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------------------
                                                                       NET UNREALIZED
                                                                        APPRECIATION
                                                                       (DEPRECIATION)
                                                                       OF INVESTMENTS
                                                                  ------------------------
                                                                  CHANGE IN NET UNREALIZED
                                                                        APPRECIATION            NET REALIZED AND
                                                                       (DEPRECIATION)       UNREALIZED GAIN (LOSS)
                           DIVISION                                   DURING THE PERIOD         ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
  Touchstone Emerging Growth (Grandmaster(TM)) (May 1)*           $                  1,883  $                1,908
  Touchstone Emerging Growth (IQ Annuity(TM))                                      (59,757)                 72,439
  Touchstone Emerging Growth (Pinnacleplus(TM))                                      4,429                   5,459
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                                  6,198                   6,376
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                            3,781                  52,922
  Touchstone Enhanced Dividend 30 (Grandmaster(TM)) (May 1)*                         1,282                   1,470
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                                  (7,526)                  8,088
  Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))                                 4,358                   4,337
  Touchstone Enhanced ETF (AnnuiChoice(TM)) (November 22)*                              35                      35
  Touchstone Enhanced ETF (Grandmaster(TM)) (November 22)*                             411                     412
  Touchstone Enhanced ETF (IQ Annuity(TM)) (November 22)*                               (3)                     (3)
  Touchstone Enhanced ETF (IQ Advisor Enhanced(TM)) (July 22)*                       2,599                   2,602
  Touchstone Enhanced ETF (IQ Advisor Standard(TM)) (July 22)*                       3,969                   3,976
  Touchstone Growth & Income (AnnuiChoice(TM))                                     (19,730)                 16,790
  Touchstone Growth & Income (GrandMaster flex3(TM))                                12,541                  19,597
  Touchstone Growth & Income (Grandmaster(TM)) (May 1)*                               (485)                   (488)
  Touchstone Growth & Income (IQ Annuity(TM))                                       10,388                  32,163
  Touchstone Growth & Income (Pinnacleplus(TM))                                      6,582                   8,169
  Touchstone High Yield (AnnuiChoice(TM))                                           34,598                  (4,023)
  Touchstone High Yield (GrandMaster flex3(TM))                                     51,734                  33,310
  Touchstone High Yield (Grandmaster(TM))                                          (53,374)                (52,868)
  Touchstone High Yield (IQ Annuity(TM))                                            63,596                  (8,142)
  Touchstone High Yield (Pinnacleplus(TM))                                           1,792                   2,897
  Touchstone Moderate ETF (AnnuiChoice(TM)) (November 22)*                           3,642                   4,152
  Touchstone Moderate ETF (GrandMaster flex3(TM)) (November 22)*                     3,424                   3,427
  Touchstone Moderate ETF (Grandmaster(TM)) (November 22)*                             305                     305
  Touchstone Moderate ETF (IQ Annuity(TM)) (November 22)*                              746                     746
  Touchstone Moderate ETF (IQ Advisor Enhanced(TM)) (July 22)*                         440                     440
  Touchstone Moderate ETF (IQ Advisor Standard(TM)) (July 22)*                       3,796                   3,799
  Touchstone Money Market (AnnuiChoice(TM))                                              -                       -
  Touchstone Third Avenue Value (AnnuiChoice(TM))                                  415,257               1,345,142
  Touchstone Third Avenue Value (GrandMaster flex3(TM))                            326,212                 537,285
  Touchstone Third Avenue Value (Grandmaster(TM)) (May 3, 2004)*                    23,418                  26,149

                                                                      NET INCREASE
                                                                    (DECREASE) IN NET
                                                                  ASSETS RESULTING FROM
                           DIVISION                                    OPERATIONS
----------------------------------------------------------------  ---------------------
  Touchstone Emerging Growth (Grandmaster(TM)) (May 1)*           $               3,368
  Touchstone Emerging Growth (IQ Annuity(TM))                                   104,029
  Touchstone Emerging Growth (Pinnacleplus(TM))                                  11,554
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                              10,522
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                        69,929
  Touchstone Enhanced Dividend 30 (Grandmaster(TM)) (May 1)*                      1,890
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                               10,144
  Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))                              5,646
  Touchstone Enhanced ETF (AnnuiChoice(TM)) (November 22)*                           43
  Touchstone Enhanced ETF (Grandmaster(TM)) (November 22)*                          458
  Touchstone Enhanced ETF (IQ Annuity(TM)) (November 22)*                             -
  Touchstone Enhanced ETF (IQ Advisor Enhanced(TM)) (July 22)*                    2,672
  Touchstone Enhanced ETF (IQ Advisor Standard(TM)) (July 22)*                    4,754
  Touchstone Growth & Income (AnnuiChoice(TM))                                   17,599
  Touchstone Growth & Income (GrandMaster flex3(TM))                             21,098
  Touchstone Growth & Income (Grandmaster(TM)) (May 1)*                             792
  Touchstone Growth & Income (IQ Annuity(TM))                                    33,905
  Touchstone Growth & Income (Pinnacleplus(TM))                                   8,604
  Touchstone High Yield (AnnuiChoice(TM))                                        47,741
  Touchstone High Yield (GrandMaster flex3(TM))                                 115,905
  Touchstone High Yield (Grandmaster(TM))                                        14,149
  Touchstone High Yield (IQ Annuity(TM))                                         85,321
  Touchstone High Yield (Pinnacleplus(TM))                                       20,578
  Touchstone Moderate ETF (AnnuiChoice(TM)) (November 22)*                        5,200
  Touchstone Moderate ETF (GrandMaster flex3(TM)) (November 22)*                  5,266
  Touchstone Moderate ETF (Grandmaster(TM)) (November 22)*                          552
  Touchstone Moderate ETF (IQ Annuity(TM)) (November 22)*                         1,023
  Touchstone Moderate ETF (IQ Advisor Enhanced(TM)) (July 22)*                      498
  Touchstone Moderate ETF (IQ Advisor Standard(TM)) (July 22)*                    4,123
  Touchstone Money Market (AnnuiChoice(TM))                                         556
  Touchstone Third Avenue Value (AnnuiChoice(TM))                             1,299,948
  Touchstone Third Avenue Value (GrandMaster flex3(TM))                         512,264
  Touchstone Third Avenue Value (Grandmaster(TM)) (May 3, 2004)*                 25,946

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
  Touchstone Third Avenue Value (IQ Annuity(TM))                  $     15,746  $          88,657  $      (72,911)
  Touchstone Third Avenue Value (Pinnacleplus(TM))                       1,679              7,518          (5,839)
  Touchstone Third Avenue Value (IQ Advisor Standard(TM))
    (January 16)*                                                          135                 51              84
  Touchstone Value Plus (AnnuiChoice(TM))                                9,389             13,482          (4,093)
  Touchstone Value Plus (GrandMaster flex3(TM))                          2,149              5,573          (3,424)
  Touchstone Value Plus (Grandmaster(TM)) (May 3, 2004)*                   696                528             168
  Touchstone Value Plus (IQ Annuity(TM))                                 6,151             12,036          (5,885)
  Touchstone Value Plus (Pinnacleplus(TM))                                 164                189             (25)
  JP Morgan Bond (AnnuiChoice(TM))                                      31,975              6,803          25,172
  JP Morgan Bond (GrandMaster flex3(TM))                               102,750             25,165          77,585
  JP Morgan Bond (Grandmaster(TM)) (May 3, 2004)*                            -                246            (246)
  JP Morgan Bond (IQ3(TM))                                              90,760             25,903          64,857
  JP Morgan Bond (Pinnacleplus(TM))                                      9,107              3,079           6,028
  JP Morgan Bond (IQ Advisor Standard(TM)) (January 16)*                     -                 21             (21)
  JP Morgan International Equity (AnnuiChoice(TM))                         255                563            (308)
  JP Morgan International Equity (GrandMaster flex3(TM))                   896              2,777          (1,881)
  JP Morgan International Equity (Grandmaster(TM))
    (May 3, 2004)*                                                           -                101            (101)
  JP Morgan International Equity (IQ3(TM))                               1,652              4,709          (3,057)
  JP Morgan International Equity (Pinnacleplus(TM))                         68                182            (114)
  JP Morgan Mid Cap Value (AnnuiChoice(TM))                              6,275              5,918             357
  JP Morgan Mid Cap Value (GrandMaster flex3(TM))                        4,454              8,763          (4,309)
  JP Morgan Mid Cap Value (Grandmaster(TM)) (May 3, 2004)*                   -                667            (667)
  JP Morgan Mid Cap Value (IQ3(TM))                                     11,122             13,017          (1,895)
  JP Morgan Mid Cap Value (Pinnacleplus(TM))                             1,384              3,153          (1,769)
INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3(TM))                           83                143             (60)
  Touchstone Money Market (IQ Annuity(TM))                              42,527             50,123          (7,596)
  Touchstone Money Market ETF (IQ Advisor Standard(TM))                     59                  8              51
  Fidelity VIP Equity-Income (Grandmaster(TM))                         878,053            584,710         293,343
  Fidelity VIP Growth (Grandmaster(TM))                                 86,284            413,993        (327,709)
  Fidelity VIP High Income (Grandmaster(TM))                           870,221            138,161         732,060
  Fidelity VIP II Asset Manager (Grandmaster(TM))                      489,785            264,615         225,170

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
  Touchstone Third Avenue Value (IQ Annuity(TM))                  $        1,211,833   $  1,224,365   $    1,312,684
  Touchstone Third Avenue Value (Pinnacleplus(TM))                             2,457          4,610          110,206
  Touchstone Third Avenue Value (IQ Advisor Standard(TM))
    (January 16)*                                                                  3              -            3,794
  Touchstone Value Plus (AnnuiChoice(TM))                                    102,992        262,385          280,713
  Touchstone Value Plus (GrandMaster flex3(TM))                               50,169         68,543           48,005
  Touchstone Value Plus (Grandmaster(TM)) (May 3, 2004)*                          44              -            7,230
  Touchstone Value Plus (IQ Annuity(TM))                                      89,679        159,176          142,355
  Touchstone Value Plus (Pinnacleplus(TM))                                        49            362            1,999
  JP Morgan Bond (AnnuiChoice(TM))                                           (11,907)        (6,831)           4,342
  JP Morgan Bond (GrandMaster flex3(TM))                                     (49,005)        (5,815)          (6,975)
  JP Morgan Bond (Grandmaster(TM)) (May 3, 2004)*                                189              -            1,375
  JP Morgan Bond (IQ3(TM))                                                     4,878         52,367           29,218
  JP Morgan Bond (Pinnacleplus(TM))                                           (1,466)             6             (768)
  JP Morgan Bond (IQ Advisor Standard(TM)) (January 16)*                           -              -              266
  JP Morgan International Equity (AnnuiChoice(TM))                             3,499          3,424           14,137
  JP Morgan International Equity (GrandMaster flex3(TM))                      19,551         24,719           35,947
  JP Morgan International Equity (Grandmaster(TM))
    (May 3, 2004)*                                                                 3              -            3,439
  JP Morgan International Equity (IQ3(TM))                                     9,354         18,735           39,038
  JP Morgan International Equity (Pinnacleplus(TM))                               65             67            1,639
  JP Morgan Mid Cap Value (AnnuiChoice(TM))                                   71,316         50,171           63,415
  JP Morgan Mid Cap Value (GrandMaster flex3(TM))                             26,574         64,410          145,597
  JP Morgan Mid Cap Value (Grandmaster(TM)) (May 3, 2004)*                     1,869              -           12,293
  JP Morgan Mid Cap Value (IQ3(TM))                                           68,993         42,909          188,263
  JP Morgan Mid Cap Value (Pinnacleplus(TM))                                   1,796         10,809           46,843
INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3(TM))                                  -              -                -
  Touchstone Money Market (IQ Annuity(TM))                                         -             40               40
  Touchstone Money Market ETF (IQ Advisor Standard(TM))                            -              -                -
  Fidelity VIP Equity-Income (Grandmaster(TM))                              (307,186)     3,471,090        7,425,206
  Fidelity VIP Growth (Grandmaster(TM))                                   (6,556,843)   (12,862,363)      (5,653,426)
  Fidelity VIP High Income (Grandmaster(TM))                                 549,463      1,085,730          634,465
  Fidelity VIP II Asset Manager (Grandmaster(TM))                         (1,047,919)    (1,646,229)          (1,859)

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Touchstone Third Avenue Value (IQ Annuity(TM))                  $          88,319   $      1,300,152   $       1,227,241
  Touchstone Third Avenue Value (Pinnacleplus(TM))                          105,596            108,053             102,214
  Touchstone Third Avenue Value (IQ Advisor Standard(TM))
    (January 16)*                                                             3,794              3,797               3,881
  Touchstone Value Plus (AnnuiChoice(TM))                                    18,328            121,320             117,227
  Touchstone Value Plus (GrandMaster flex3(TM))                             (20,538)            29,631              26,207
  Touchstone Value Plus (Grandmaster(TM)) (May 3, 2004)*                      7,230              7,274               7,442
  Touchstone Value Plus (IQ Annuity(TM))                                    (16,821)            72,858              66,973
  Touchstone Value Plus (Pinnacleplus(TM))                                    1,637              1,686               1,661
  JP Morgan Bond (AnnuiChoice(TM))                                           11,173               (734)             24,438
  JP Morgan Bond (GrandMaster flex3(TM))                                     (1,160)           (50,165)             27,420
  JP Morgan Bond (Grandmaster(TM)) (May 3, 2004)*                             1,375              1,564               1,318
  JP Morgan Bond (IQ3(TM))                                                  (23,149)           (18,271)             46,586
  JP Morgan Bond (Pinnacleplus(TM))                                            (774)            (2,240)              3,788
  JP Morgan Bond (IQ Advisor Standard(TM)) (January 16)*                        266                266                 245
  JP Morgan International Equity (AnnuiChoice(TM))                           10,713             14,212              13,904
  JP Morgan International Equity (GrandMaster flex3(TM))                     11,228             30,779              28,898
  JP Morgan International Equity (Grandmaster(TM))
    (May 3, 2004)*                                                            3,439              3,442               3,341
  JP Morgan International Equity (IQ3(TM))                                   20,303             29,657              26,600
  JP Morgan International Equity (Pinnacleplus(TM))                           1,572              1,637               1,523
  JP Morgan Mid Cap Value (AnnuiChoice(TM))                                  13,244             84,560              84,917
  JP Morgan Mid Cap Value (GrandMaster flex3(TM))                            81,187            107,761             103,452
  JP Morgan Mid Cap Value (Grandmaster(TM)) (May 3, 2004)*                   12,293             14,162              13,495
  JP Morgan Mid Cap Value (IQ3(TM))                                         145,354            214,347             212,452
  JP Morgan Mid Cap Value (Pinnacleplus(TM))                                 36,034             37,830              36,061
INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3(TM))                                 -                  -                 (60)
  Touchstone Money Market (IQ Annuity(TM))                                        -                  -              (7,596)
  Touchstone Money Market ETF (IQ Advisor Standard(TM))                           -                  -                  51
  Fidelity VIP Equity-Income (Grandmaster(TM))                            3,954,116          3,646,930           3,940,273
  Fidelity VIP Growth (Grandmaster(TM))                                   7,208,937            652,094             324,385
  Fidelity VIP High Income (Grandmaster(TM))                               (451,265)            98,198             830,258
  Fidelity VIP II Asset Manager (Grandmaster(TM))                         1,644,370            596,451             821,621

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  Fidelity VIP II Asset Manager: Growth (Grandmaster(TM))
    (May 7)**                                                     $    114,492  $          24,197  $       90,295
  Fidelity VIP II Contrafund (Grandmaster(TM))                         105,808            405,427        (299,619)
  Fidelity VIP II Index 500 (Grandmaster(TM))                          326,631            311,677          14,954
  Fidelity VIP II Index 500 (IQ Annuity(TM))                            24,296             23,325             971
  Fidelity VIP II Investment Grade Bond (Grandmaster(TM))            1,088,622            192,107         896,515
  Fidelity VIP II Investment Grade Bond (IQ Annuity(TM))               169,932             31,480         138,452
  Fidelity VIP III Balanced (Grandmaster(TM))                           63,765             41,186          22,579
  Fidelity VIP III Growth & Income (Grandmaster(TM))                   111,598            156,367         (44,769)
  Fidelity VIP III Growth Opportunities (Grandmaster(TM))               20,322             48,073         (27,751)
  Fidelity VIP Overseas (Grandmaster(TM))                              124,592            142,081         (17,489)
SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice(TM))                             55,519             51,380           4,139
  Touchstone Money Market (GrandMaster flex3(TM))                       20,502             32,728         (12,226)
  Touchstone Money Market (Grandmaster(TM))                            154,456            161,673          (7,217)
  Touchstone Money Market (IQ Annuity(TM))                               3,332              3,678            (346)
  Fidelity VIP Equity-Income (IQ Annuity(TM))                           32,628             25,563           7,065
  Fidelity VIP Growth (IQ Annuity(TM))                                   4,178             32,345         (28,167)
  Fidelity VIP High Income (IQ Annuity(TM))                            418,470             38,499         379,971
  Fidelity VIP II Asset Manager (IQ Annuity(TM))                         9,031              4,626           4,405
  Fidelity VIP II Asset Manager: Growth (IQ Annuity(TM))
    (May 7)**                                                            1,721                403           1,318
  Fidelity VIP II Contrafund (IQ Annuity(TM))                            6,398             32,154         (25,756)
  Fidelity VIP III Balanced (IQ Annuity(TM))                             8,633              5,924           2,709
  Fidelity VIP III Growth & Income (IQ Annuity(TM))                      7,784             11,795          (4,011)
  Fidelity VIP III Growth Opportunities (IQ Annuity(TM))                 1,346              3,652          (2,306)
  Fidelity VIP III Mid Cap (Grandmaster(TM))                                 -             87,055         (87,055)
  Fidelity VIP III Mid Cap (IQ Annuity(TM))                                  -             40,563         (40,563)
  Fidelity VIP Overseas (IQ Annuity(TM))                                 4,519              4,800            (281)
  MFS Capital Opportunities (AnnuiChoice(TM))                              357              4,332          (3,975)
  MFS Capital Opportunities (GrandMaster flex3(TM))                        596              5,509          (4,913)
  MFS Capital Opportunities (Grandmaster(TM))                            1,194              8,384          (7,190)
  MFS Capital Opportunities (IQ Annuity(TM))                             1,778             16,047         (14,269)

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  Fidelity VIP II Asset Manager: Growth (Grandmaster(TM))
    (May 7)**                                                     $       (1,144,472)  $ (1,042,388)  $            -
  Fidelity VIP II Contrafund (Grandmaster(TM))                             1,484,191      4,532,850        7,137,655
  Fidelity VIP II Index 500 (Grandmaster(TM))                             (1,557,597)    (2,687,943)         707,353
  Fidelity VIP II Index 500 (IQ Annuity(TM))                                 (47,018)        42,296          213,071
  Fidelity VIP II Investment Grade Bond (Grandmaster(TM))                     92,611        512,562          (47,870)
  Fidelity VIP II Investment Grade Bond (IQ Annuity(TM))                      35,961        127,676           18,106
  Fidelity VIP III Balanced (Grandmaster(TM))                                 23,052        202,407          267,663
  Fidelity VIP III Growth & Income (Grandmaster(TM))                        (457,831)      (841,129)          81,532
  Fidelity VIP III Growth Opportunities (Grandmaster(TM))                   (155,601)        12,171          371,065
  Fidelity VIP Overseas (Grandmaster(TM))                                    694,411      3,089,183        3,548,714
SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice(TM))                                        -              -                -
  Touchstone Money Market (GrandMaster flex3(TM))                                  -              -                -
  Touchstone Money Market (Grandmaster(TM))                                        -              -                -
  Touchstone Money Market (IQ Annuity(TM))                                         -              -                -
  Fidelity VIP Equity-Income (IQ Annuity(TM))                                 35,477        274,787          388,388
  Fidelity VIP Growth (IQ Annuity(TM))                                        71,765        201,803          182,609
  Fidelity VIP High Income (IQ Annuity(TM))                                 (172,332)       254,115           96,890
  Fidelity VIP II Asset Manager (IQ Annuity(TM))                               7,132         30,691           31,708
  Fidelity VIP II Asset Manager: Growth (IQ Annuity(TM))
    (May 7)**                                                                    676          2,459                -
  Fidelity VIP II Contrafund (IQ Annuity(TM))                                350,425        381,488          360,301
  Fidelity VIP III Balanced (IQ Annuity(TM))                                  12,584         47,285           46,008
  Fidelity VIP III Growth & Income (IQ Annuity(TM))                           (5,016)        20,527           61,651
  Fidelity VIP III Growth Opportunities (IQ Annuity(TM))                      (2,745)        11,197           27,824
  Fidelity VIP III Mid Cap (Grandmaster(TM))                               1,588,353      2,361,615        2,124,656
  Fidelity VIP III Mid Cap (IQ Annuity(TM))                                  236,540        606,842          961,091
  Fidelity VIP Overseas (IQ Annuity(TM))                                      47,542         46,620           30,478
  MFS Capital Opportunities (AnnuiChoice(TM))                                 (6,679)         1,321           77,002
  MFS Capital Opportunities (GrandMaster flex3(TM))                           21,477         44,281           66,479
  MFS Capital Opportunities (Grandmaster(TM))                                 57,044         90,361           94,462
  MFS Capital Opportunities (IQ Annuity(TM))                                 (42,878)       (33,258)         145,629

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  Fidelity VIP II Asset Manager: Growth (Grandmaster(TM))
    (May 7)**                                                     $       1,042,388   $       (102,084)  $         (11,789)
  Fidelity VIP II Contrafund (Grandmaster(TM))                            2,604,805          4,088,996           3,789,377
  Fidelity VIP II Index 500 (Grandmaster(TM))                             3,395,296          1,837,699           1,852,653
  Fidelity VIP II Index 500 (IQ Annuity(TM))                                170,775            123,757             124,728
  Fidelity VIP II Investment Grade Bond (Grandmaster(TM))                  (560,432)          (467,821)            428,694
  Fidelity VIP II Investment Grade Bond (IQ Annuity(TM))                   (109,570)           (73,609)             64,843
  Fidelity VIP III Balanced (Grandmaster(TM))                                65,256             88,308             110,887
  Fidelity VIP III Growth & Income (Grandmaster(TM))                        922,661            464,830             420,061
  Fidelity VIP III Growth Opportunities (Grandmaster(TM))                   358,894            203,293             175,542
  Fidelity VIP Overseas (Grandmaster(TM))                                   459,531          1,153,942           1,136,453
SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice(TM))                                       -                  -               4,139
  Touchstone Money Market (GrandMaster flex3(TM))                                 -                  -             (12,226)
  Touchstone Money Market (Grandmaster(TM))                                       -                  -              (7,217)
  Touchstone Money Market (IQ Annuity(TM))                                        -                  -                (346)
  Fidelity VIP Equity-Income (IQ Annuity(TM))                               113,601            149,078             156,143
  Fidelity VIP Growth (IQ Annuity(TM))                                      (19,194)            52,571              24,404
  Fidelity VIP High Income (IQ Annuity(TM))                                (157,225)          (329,557)             50,414
  Fidelity VIP II Asset Manager (IQ Annuity(TM))                              1,017              8,149              12,554
  Fidelity VIP II Asset Manager: Growth (IQ Annuity(TM))
    (May 7)**                                                                (2,459)            (1,783)               (465)
  Fidelity VIP II Contrafund (IQ Annuity(TM))                               (21,187)           329,238             303,482
  Fidelity VIP III Balanced (IQ Annuity(TM))                                 (1,277)            11,307              14,016
  Fidelity VIP III Growth & Income (IQ Annuity(TM))                          41,124             36,108              32,097
  Fidelity VIP III Growth Opportunities (IQ Annuity(TM))                     16,627             13,882              11,576
  Fidelity VIP III Mid Cap (Grandmaster(TM))                               (236,959)         1,351,394           1,264,339
  Fidelity VIP III Mid Cap (IQ Annuity(TM))                                 354,249            590,789             550,226
  Fidelity VIP Overseas (IQ Annuity(TM))                                    (16,142)            31,400              31,119
  MFS Capital Opportunities (AnnuiChoice(TM))                                75,681             69,002              65,027
  MFS Capital Opportunities (GrandMaster flex3(TM))                          22,198             43,675              38,762
  MFS Capital Opportunities (Grandmaster(TM))                                 4,101             61,145              53,955
  MFS Capital Opportunities (IQ Annuity(TM))                                178,887            136,009             121,740

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Capital Opportunities (Pinnacleplus(TM))                    $        171  $           1,378  $       (1,207)
  MFS Emerging Growth (AnnuiChoice(TM))                                      -              2,970          (2,970)
  MFS Emerging Growth (GrandMaster flex3(TM))                                -              1,288          (1,288)
  MFS Emerging Growth (Grandmaster(TM))                                      -              2,651          (2,651)
  MFS Emerging Growth (IQ Annuity(TM))                                       -             15,661         (15,661)
  MFS Emerging Growth (Pinnacleplus(TM))                                     -                218            (218)
  MFS Investors Growth Stock (AnnuiChoice(TM))                               -              8,244          (8,244)
  MFS Investors Growth Stock (GrandMaster flex3(TM))                         -              8,470          (8,470)
  MFS Investors Growth Stock (Grandmaster(TM))                               -              1,981          (1,981)
  MFS Investors Growth Stock (IQ Annuity(TM))                                -              9,817          (9,817)
  MFS Investors Growth Stock (Pinnacleplus(TM))                              -              1,442          (1,442)
  MFS Investors Trust (AnnuiChoice(TM)) (May 7)**                        1,913              1,534             379
  MFS Investors Trust (GrandMaster flex3(TM)) (May 7)**                    319                454            (135)
  MFS Investors Trust (Grandmaster(TM)) (May 7)**                          481                664            (183)
  MFS Investors Trust (IQ Annuity(TM)) (May 7)**                         1,589              1,968            (379)
  MFS Investors Trust (Pinnacleplus(TM)) (May 7)**                          30                 41             (11)
  MFS Mid Cap Growth (AnnuiChoice(TM))                                       -             12,787         (12,787)
  MFS Mid Cap Growth (GrandMaster flex3(TM))                                 -              6,317          (6,317)
  MFS Mid Cap Growth (Grandmaster(TM))                                       -             15,085         (15,085)
  MFS Mid Cap Growth (IQ Annuity(TM))                                        -             25,393         (25,393)
  MFS Mid Cap Growth (Pinnacleplus(TM))                                      -              1,785          (1,785)
  MFS New Discovery (AnnuiChoice(TM))                                        -              4,150          (4,150)
  MFS New Discovery (GrandMaster flex3(TM))                                  -              1,092          (1,092)
  MFS New Discovery (Grandmaster(TM))                                        -              9,692          (9,692)
  MFS New Discovery (IQ Annuity(TM))                                         -             12,809         (12,809)
  MFS New Discovery (Pinnacleplus(TM))                                       -                282            (282)
  MFS Research (AnnuiChoice(TM)) (May 7)**                               3,904              1,463           2,441
  MFS Research (GrandMaster flex3(TM)) (May 7)**                         1,555                822             733
  MFS Research (Grandmaster(TM)) (May 7)**                                 430                120             310
  MFS Research (IQ3(TM)) (May 7)**                                       1,016                577             439
  MFS Research (Pinnacleplus(TM)) (May 7)**                                906                377             529

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Capital Opportunities (Pinnacleplus(TM))                    $              555   $        265   $        9,102
  MFS Emerging Growth (AnnuiChoice(TM))                                       57,688         53,040           20,125
  MFS Emerging Growth (GrandMaster flex3(TM))                                  8,407          5,297            4,854
  MFS Emerging Growth (Grandmaster(TM))                                        8,909          8,831           11,224
  MFS Emerging Growth (IQ Annuity(TM))                                       (26,987)       (56,723)          97,055
  MFS Emerging Growth (Pinnacleplus(TM))                                          73            620            1,775
  MFS Investors Growth Stock (AnnuiChoice(TM))                                 6,292         28,784           99,915
  MFS Investors Growth Stock (GrandMaster flex3(TM))                          28,213         76,630          103,252
  MFS Investors Growth Stock (Grandmaster(TM))                                 6,372          9,230            9,310
  MFS Investors Growth Stock (IQ Annuity(TM))                                 57,700         58,829           50,678
  MFS Investors Growth Stock (Pinnacleplus(TM))                                   (3)             -           14,020
  MFS Investors Trust (AnnuiChoice(TM)) (May 7)**                             17,574         27,153                -
  MFS Investors Trust (GrandMaster flex3(TM)) (May 7)**                       10,629         12,281                -
  MFS Investors Trust (Grandmaster(TM)) (May 7)**                             20,129         22,249                -
  MFS Investors Trust (IQ Annuity(TM)) (May 7)**                              10,549         19,093                -
  MFS Investors Trust (Pinnacleplus(TM)) (May 7)**                               298            461                -
  MFS Mid Cap Growth (AnnuiChoice(TM))                                       151,761        109,537          129,470
  MFS Mid Cap Growth (GrandMaster flex3(TM))                                  57,046         56,888           55,269
  MFS Mid Cap Growth (Grandmaster(TM))                                       130,600        116,562          110,392
  MFS Mid Cap Growth (IQ Annuity(TM))                                        333,048        143,204          117,423
  MFS Mid Cap Growth (Pinnacleplus(TM))                                        1,465            915           10,857
  MFS New Discovery (AnnuiChoice(TM))                                          9,575         35,050           51,089
  MFS New Discovery (GrandMaster flex3(TM))                                    1,216          5,001           10,483
  MFS New Discovery (Grandmaster(TM))                                         97,786        117,727           48,700
  MFS New Discovery (IQ Annuity(TM))                                          56,166        195,785          182,873
  MFS New Discovery (Pinnacleplus(TM))                                            11            618            1,954
  MFS Research (AnnuiChoice(TM)) (May 7)**                                    12,025         14,674                -
  MFS Research (GrandMaster flex3(TM)) (May 7)**                              17,890         19,781                -
  MFS Research (Grandmaster(TM)) (May 7)**                                     1,289          2,563                -
  MFS Research (IQ3(TM)) (May 7)**                                            14,598         15,059                -
  MFS Research (Pinnacleplus(TM)) (May 7)**                                   (5,455)             -                -

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED                                  NET INCREASE
                                                                     APPRECIATION        NET REALIZED AND       (DECREASE) IN NET
                                                                    (DEPRECIATION)    UNREALIZED GAIN (LOSS)  ASSETS RESULTING FROM
                           DIVISION                               DURING THE PERIOD       ON INVESTMENTS      OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Capital Opportunities (Pinnacleplus(TM))                    $           8,837   $                9,392  $               8,185
  MFS Emerging Growth (AnnuiChoice(TM))                                     (32,915)                  24,773                 21,803
  MFS Emerging Growth (GrandMaster flex3(TM))                                  (443)                   7,964                  6,676
  MFS Emerging Growth (Grandmaster(TM))                                       2,393                   11,302                  8,651
  MFS Emerging Growth (IQ Annuity(TM))                                      153,778                  126,791                111,130
  MFS Emerging Growth (Pinnacleplus(TM))                                      1,155                    1,228                  1,010
  MFS Investors Growth Stock (AnnuiChoice(TM))                               71,131                   77,423                 69,179
  MFS Investors Growth Stock (GrandMaster flex3(TM))                         26,622                   54,835                 46,365
  MFS Investors Growth Stock (Grandmaster(TM))                                   80                    6,452                  4,471
  MFS Investors Growth Stock (IQ Annuity(TM))                                (8,151)                  49,549                 39,732
  MFS Investors Growth Stock (Pinnacleplus(TM))                              14,020                   14,017                 12,575
  MFS Investors Trust (AnnuiChoice(TM)) (May 7)**                           (27,153)                  (9,579)                (9,200)
  MFS Investors Trust (GrandMaster flex3(TM)) (May 7)**                     (12,281)                  (1,652)                (1,787)
  MFS Investors Trust (Grandmaster(TM)) (May 7)**                           (22,249)                  (2,120)                (2,303)
  MFS Investors Trust (IQ Annuity(TM)) (May 7)**                            (19,093)                  (8,544)                (8,923)
  MFS Investors Trust (Pinnacleplus(TM)) (May 7)**                             (461)                    (163)                  (174)
  MFS Mid Cap Growth (AnnuiChoice(TM))                                       19,933                  171,694                158,907
  MFS Mid Cap Growth (GrandMaster flex3(TM))                                 (1,619)                  55,427                 49,110
  MFS Mid Cap Growth (Grandmaster(TM))                                       (6,170)                 124,430                109,345
  MFS Mid Cap Growth (IQ Annuity(TM))                                       (25,781)                 307,267                281,874
  MFS Mid Cap Growth (Pinnacleplus(TM))                                       9,942                   11,407                  9,622
  MFS New Discovery (AnnuiChoice(TM))                                        16,039                   25,614                 21,464
  MFS New Discovery (GrandMaster flex3(TM))                                   5,482                    6,698                  5,606
  MFS New Discovery (Grandmaster(TM))                                       (69,027)                  28,759                 19,067
  MFS New Discovery (IQ Annuity(TM))                                        (12,912)                  43,254                 30,445
  MFS New Discovery (Pinnacleplus(TM))                                        1,336                    1,347                  1,065
  MFS Research (AnnuiChoice(TM)) (May 7)**                                  (14,674)                  (2,649)                  (208)
  MFS Research (GrandMaster flex3(TM)) (May 7)**                            (19,781)                  (1,891)                (1,158)
  MFS Research (Grandmaster(TM)) (May 7)**                                   (2,563)                  (1,274)                  (964)
  MFS Research (IQ3(TM)) (May 7)**                                          (15,059)                    (461)                   (22)
  MFS Research (Pinnacleplus(TM)) (May 7)**                                       -                   (5,455)                (4,926)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Total Return (AnnuiChoice(TM))                              $     76,602  $          49,635  $       26,967
  MFS Total Return (GrandMaster flex3(TM))                              26,393             26,603            (210)
  MFS Total Return (Grandmaster(TM))                                   109,536             95,366          14,170
  MFS Total Return (IQ Annuity(TM))                                     74,431             69,929           4,502
  MFS Total Return (Pinnacleplus(TM))                                    4,611              7,184          (2,573)
SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))                             155,999            215,235         (59,236)
  Fidelity VIP Aggressive Growth (IQ Annuity(TM)) (May 7)**                  -                 18             (18)
  Fidelity VIP Asset Manager (AnnuiChoice(TM))                          14,533              6,420           8,113
  Fidelity VIP Asset Manager (GrandMaster flex3(TM))
    (May 3, 2004)*                                                           -                168            (168)
  Fidelity VIP Asset Manager (IQ3)                                       6,560              5,866             694
  Fidelity VIP Asset Manager (Pinnacleplus(TM))                          1,104              2,241          (1,137)
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM)) (May 7)**           400                190             210
  Fidelity VIP Asset Manager: Growth (AnnuiChoice(TM)) (May 7)**         3,032                765           2,267
  Fidelity VIP Asset Manager: Growth (IQ Annuity(TM)) (May 7)**          4,166              1,058           3,108
  Fidelity VIP Balanced (AnnuiChoice(TM))                               27,988             15,498          12,490
  Fidelity VIP Balanced (GrandMaster flex3(TM))                          2,075              3,403          (1,328)
  Fidelity VIP Balanced (IQ3(TM))                                       13,953             12,502           1,451
  Fidelity VIP Balanced (Pinnacleplus(TM))                               1,592              2,074            (482)
  Fidelity VIP Contrafund (AnnuiChoice(TM))                              6,566             38,618         (32,052)
  Fidelity VIP Contrafund (GrandMaster flex3(TM))                        7,011             57,952         (50,941)
  Fidelity VIP Contrafund (IQ3)                                          5,970             58,116         (52,146)
  Fidelity VIP Contrafund (Pinnacleplus(TM))                               477              8,152          (7,675)
  Fidelity VIP Contrafund (IQ Advisor Standard(TM))
    (January 16)*                                                            -                 30             (30)
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                -                155            (155)
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))
    (May 3)*                                                                 -                112            (112)
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                 -                101            (101)
  Fidelity VIP Equity-Income (AnnuiChoice(TM))                          68,297             41,534          26,763
  Fidelity VIP Equity-Income (GrandMaster flex3(TM))                    23,477             25,424          (1,947)
  Fidelity VIP Equity-Income (IQ3(TM))                                  51,183             47,451           3,732
  Fidelity VIP Equity-Income (Pinnacleplus(TM))                            692              3,458          (2,766)

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Total Return (AnnuiChoice(TM))                              $           66,431   $    405,133  $      786,362
  MFS Total Return (GrandMaster flex3(TM))                                    62,236        165,371         262,357
  MFS Total Return (Grandmaster(TM))                                         306,617      1,035,069       1,342,654
  MFS Total Return (IQ Annuity(TM))                                          111,826        385,466         706,127
  MFS Total Return (Pinnacleplus(TM))                                            709          6,830          56,309
SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))                                         -             20              20
  Fidelity VIP Aggressive Growth (IQ Annuity(TM)) (May 7)**                       42             38               -
  Fidelity VIP Asset Manager (AnnuiChoice(TM))                                40,752         59,261          30,600
  Fidelity VIP Asset Manager (GrandMaster flex3(TM))
    (May 3, 2004)*                                                               283              -           1,793
  Fidelity VIP Asset Manager (IQ3)                                             5,601         20,444          31,963
  Fidelity VIP Asset Manager (Pinnacleplus(TM))                                 (284)           187           7,068
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM)) (May 7)**              (1,209)           342               -
  Fidelity VIP Asset Manager: Growth (AnnuiChoice(TM)) (May 7)**               9,936         16,193               -
  Fidelity VIP Asset Manager: Growth (IQ Annuity(TM)) (May 7)**               21,638         25,456               -
  Fidelity VIP Balanced (AnnuiChoice(TM))                                     27,344        112,578         138,828
  Fidelity VIP Balanced (GrandMaster flex3(TM))                                  199          3,060           8,821
  Fidelity VIP Balanced (IQ3(TM))                                             79,888         90,856          42,709
  Fidelity VIP Balanced (Pinnacleplus(TM))                                       133          1,619           6,544
  Fidelity VIP Contrafund (AnnuiChoice(TM))                                  434,638        437,329         569,964
  Fidelity VIP Contrafund (GrandMaster flex3(TM))                            285,195        376,844         712,054
  Fidelity VIP Contrafund (IQ3)                                              164,271        135,525         533,048
  Fidelity VIP Contrafund (Pinnacleplus(TM))                                   2,081          6,605          82,840
  Fidelity VIP Contrafund (IQ Advisor Standard(TM))
    (January 16)*                                                                  -              -           1,089
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                    441          1,488           1,258
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))
    (May 3)*                                                                      (9)             -             483
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                       5            605             687
  Fidelity VIP Equity-Income (AnnuiChoice(TM))                               278,644        742,710         836,661
  Fidelity VIP Equity-Income (GrandMaster flex3(TM))                          82,402        247,203         341,718
  Fidelity VIP Equity-Income (IQ3(TM))                                       364,303        451,017         385,229
  Fidelity VIP Equity-Income (Pinnacleplus(TM))                                1,807          2,522          28,975

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Total Return (AnnuiChoice(TM))                              $         381,229   $        447,660   $         474,627
  MFS Total Return (GrandMaster flex3(TM))                                   96,986            159,222             159,012
  MFS Total Return (Grandmaster(TM))                                        307,585            614,202             628,372
  MFS Total Return (IQ Annuity(TM))                                         320,661            432,487             436,989
  MFS Total Return (Pinnacleplus(TM))                                        49,479             50,188              47,615
SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity(TM))                                        -                  -             (59,236)
  Fidelity VIP Aggressive Growth (IQ Annuity(TM)) (May 7)**                     (38)                 4                 (14)
  Fidelity VIP Asset Manager (AnnuiChoice(TM))                              (28,661)            12,091              20,204
  Fidelity VIP Asset Manager (GrandMaster flex3(TM))
    (May 3, 2004)*                                                            1,793              2,076               1,908
  Fidelity VIP Asset Manager (IQ3)                                           11,519             17,120              17,814
  Fidelity VIP Asset Manager (Pinnacleplus(TM))                               6,881              6,597               5,460
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM)) (May 7)**               (342)            (1,551)             (1,341)
  Fidelity VIP Asset Manager: Growth (AnnuiChoice(TM)) (May 7)**            (16,193)            (6,257)             (3,990)
  Fidelity VIP Asset Manager: Growth (IQ Annuity(TM)) (May 7)**             (25,456)            (3,818)               (710)
  Fidelity VIP Balanced (AnnuiChoice(TM))                                    26,250             53,594              66,084
  Fidelity VIP Balanced (GrandMaster flex3(TM))                               5,761              5,960               4,632
  Fidelity VIP Balanced (IQ3(TM))                                           (48,147)            31,741              33,192
  Fidelity VIP Balanced (Pinnacleplus(TM))                                    4,925              5,058               4,576
  Fidelity VIP Contrafund (AnnuiChoice(TM))                                 132,635            567,273             535,221
  Fidelity VIP Contrafund (GrandMaster flex3(TM))                           335,210            620,405             569,464
  Fidelity VIP Contrafund (IQ3)                                             397,523            561,794             509,648
  Fidelity VIP Contrafund (Pinnacleplus(TM))                                 76,235             78,316              70,641
  Fidelity VIP Contrafund (IQ Advisor Standard(TM))
    (January 16)*                                                             1,089              1,089               1,059
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                  (230)               211                  56
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))
    (May 3)*                                                                    483                474                 362
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                     82                 87                 (14)
  Fidelity VIP Equity-Income (AnnuiChoice(TM))                               93,951            372,595             399,358
  Fidelity VIP Equity-Income (GrandMaster flex3(TM))                         94,515            176,917             174,970
  Fidelity VIP Equity-Income (IQ3(TM))                                      (65,788)           298,515             302,247
  Fidelity VIP Equity-Income (Pinnacleplus(TM))                              26,453             28,260              25,494

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equity-Income (IQ Advisor Standard(TM))
    (January 16)*                                                 $          -  $              30  $          (30)
  Fidelity VIP Growth & Income (AnnuiChoice(TM))                        23,506             26,580          (3,074)
  Fidelity VIP Growth & Income (GrandMaster flex3(TM))                   1,799              5,891          (4,092)
  Fidelity VIP Growth & Income (IQ3(TM))                                10,172             17,675          (7,503)
  Fidelity VIP Growth & Income (Pinnacleplus(TM))                        2,051              5,661          (3,610)
  Fidelity VIP Growth (AnnuiChoice(TM))                                  2,594             26,881         (24,287)
  Fidelity VIP Growth (GrandMaster flex3(TM))                            1,246             18,682         (17,436)
  Fidelity VIP Growth (IQ3(TM))                                          2,781             30,872         (28,091)
  Fidelity VIP Growth (Pinnacleplus(TM))                                    68              1,868          (1,800)
  Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                      487              1,479            (992)
  Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                543              1,717          (1,174)
  Fidelity VIP Growth Opportunities (IQ3(TM))                              432              3,877          (3,445)
  Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                       -                177            (177)
  Fidelity VIP High Income (AnnuiChoice(TM))                           235,552             23,312         212,240
  Fidelity VIP High Income (GrandMaster flex3(TM))                     271,089             55,459         215,630
  Fidelity VIP High Income (IQ3(TM))                                   389,412             68,872         320,540
  Fidelity VIP High Income (Pinnacleplus(TM))                            2,644                706           1,938
  Fidelity VIP Index 500 (AnnuiChoice(TM))                              27,753             23,692           4,061
  Fidelity VIP Index 500 (IQ3(TM))                                      32,275             27,237           5,038
  Fidelity VIP Index 500 (Pinnacleplus(TM))                                 76                272            (196)
  Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                 513,524             72,401         441,123
  Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))
    (May 3, 2004)*                                                           -                743            (743)
  Fidelity VIP Investment Grade Bond (IQ3(TM))                         271,885             68,428         203,457
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                 22,792              6,554          16,238
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard(TM))
    (January 16)*                                                            -                 21             (21)
  Fidelity VIP Mid Cap (AnnuiChoice(TM))                                     -             41,775         (41,775)
  Fidelity VIP Mid Cap (GrandMaster flex3(TM))                               -             27,966         (27,966)
  Fidelity VIP Mid Cap (Grandmaster(TM)) (May 3, 2004)*                      -                 49             (49)
  Fidelity VIP Mid Cap (IQ Annuity(TM))                                      -             63,970         (63,970)
  Fidelity VIP Mid Cap (Pinnacleplus(TM))                                    -              5,652          (5,652)
  Fidelity VIP Mid Cap (IQ Advisor Enhanced(TM)) (January 16)*               -                 11             (11)

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equity-Income (IQ Advisor Standard(TM))
    (January 16)*                                                 $                -   $          -   $       1,362
  Fidelity VIP Growth & Income (AnnuiChoice(TM))                             191,283        263,839         133,101
  Fidelity VIP Growth & Income (GrandMaster flex3(TM))                        11,001         22,696          39,776
  Fidelity VIP Growth & Income (IQ3(TM))                                      34,135         76,375          89,302
  Fidelity VIP Growth & Income (Pinnacleplus(TM))                              3,136         14,197          30,614
  Fidelity VIP Growth (AnnuiChoice(TM))                                      242,883        263,651         149,662
  Fidelity VIP Growth (GrandMaster flex3(TM))                                (26,948)        35,855          92,847
  Fidelity VIP Growth (IQ3(TM))                                               13,945        137,481         186,909
  Fidelity VIP Growth (Pinnacleplus(TM))                                         297          1,921           3,554
  Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                         26,889         27,995           7,863
  Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                   14,307         16,303           8,435
  Fidelity VIP Growth Opportunities (IQ3(TM))                                   (301)        16,794          13,151
  Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                            (6)             -           1,352
  Fidelity VIP High Income (AnnuiChoice(TM))                                 (51,379)       180,697         147,433
  Fidelity VIP High Income (GrandMaster flex3(TM))                          (154,133)       123,327         256,621
  Fidelity VIP High Income (IQ3(TM))                                         271,177        445,292         194,395
  Fidelity VIP High Income (Pinnacleplus(TM))                                    (34)            44           1,539
  Fidelity VIP Index 500 (AnnuiChoice(TM))                                   192,509        370,599         351,247
  Fidelity VIP Index 500 (IQ3(TM))                                           182,847        204,595         135,318
  Fidelity VIP Index 500 (Pinnacleplus(TM))                                      (22)             -           1,221
  Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                        10,199        208,314         (30,292)
  Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))
    (May 3, 2004)*                                                                36              -           2,704
  Fidelity VIP Investment Grade Bond (IQ3(TM))                               (49,662)        82,344          51,555
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                         (111)        11,787           5,138
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard(TM))
    (January 16)*                                                                  -              -             247
  Fidelity VIP Mid Cap (AnnuiChoice(TM))                                     468,698        671,839       1,180,345
  Fidelity VIP Mid Cap (GrandMaster flex3(TM))                               123,756        244,039         590,002
  Fidelity VIP Mid Cap (Grandmaster(TM)) (May 3, 2004)*                            4              -           1,328
  Fidelity VIP Mid Cap (IQ Annuity(TM))                                      370,979        269,408         635,782
  Fidelity VIP Mid Cap (Pinnacleplus(TM))                                      7,061          5,836          92,635
  Fidelity VIP Mid Cap (IQ Advisor Enhanced(TM)) (January 16)*                     -              -             856

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equity-Income (IQ Advisor Standard(TM))
    (January 16)*                                                 $           1,362   $          1,362   $           1,332
  Fidelity VIP Growth & Income (AnnuiChoice(TM))                           (130,738)            60,545              57,471
  Fidelity VIP Growth & Income (GrandMaster flex3(TM))                       17,080             28,081              23,989
  Fidelity VIP Growth & Income (IQ3(TM))                                     12,927             47,062              39,559
  Fidelity VIP Growth & Income (Pinnacleplus(TM))                            16,417             19,553              15,943
  Fidelity VIP Growth (AnnuiChoice(TM))                                    (113,989)           128,894             104,607
  Fidelity VIP Growth (GrandMaster flex3(TM))                                56,992             30,044              12,608
  Fidelity VIP Growth (IQ3(TM))                                              49,428             63,373              35,282
  Fidelity VIP Growth (Pinnacleplus(TM))                                      1,633              1,930                 130
  Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                       (20,132)             6,757               5,765
  Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                  (7,868)             6,439               5,265
  Fidelity VIP Growth Opportunities (IQ3(TM))                                (3,643)            (3,944)             (7,389)
  Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                        1,352              1,346               1,169
  Fidelity VIP High Income (AnnuiChoice(TM))                                (33,264)           (84,643)            127,597
  Fidelity VIP High Income (GrandMaster flex3(TM))                          133,294            (20,839)            194,791
  Fidelity VIP High Income (IQ3(TM))                                       (250,897)            20,280             340,820
  Fidelity VIP High Income (Pinnacleplus(TM))                                 1,495              1,461               3,399
  Fidelity VIP Index 500 (AnnuiChoice(TM))                                  (19,352)           173,157             177,218
  Fidelity VIP Index 500 (IQ3(TM))                                          (69,277)           113,570             118,608
  Fidelity VIP Index 500 (Pinnacleplus(TM))                                   1,221              1,199               1,003
  Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                     (238,606)          (228,407)            212,716
  Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))
    (May 3, 2004)*                                                            2,704              2,740               1,997
  Fidelity VIP Investment Grade Bond (IQ3(TM))                              (30,789)           (80,451)            123,006
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                      (6,649)            (6,760)              9,478
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard(TM))
    (January 16)*                                                               247                247                 226
  Fidelity VIP Mid Cap (AnnuiChoice(TM))                                    508,506            977,204             935,429
  Fidelity VIP Mid Cap (GrandMaster flex3(TM))                              345,963            469,719             441,753
  Fidelity VIP Mid Cap (Grandmaster(TM)) (May 3, 2004)*                       1,328              1,332               1,283
  Fidelity VIP Mid Cap (IQ Annuity(TM))                                     366,374            737,353             673,383
  Fidelity VIP Mid Cap (Pinnacleplus(TM))                                    86,799             93,860              88,208
  Fidelity VIP Mid Cap (IQ Advisor Enhanced(TM)) (January 16)*                  856                856                 845

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (IQ Advisor Standard(TM)) (January 16)*    $          -  $               -  $            -
  Fidelity VIP Overseas (AnnuiChoice(TM))                                2,955              3,308            (353)
  Fidelity VIP Overseas (GrandMaster flex3(TM)) (May 3, 2004)*               -                 61             (61)
  Fidelity VIP Overseas (IQ3(TM))                                        5,227              8,700          (3,473)
  Fidelity VIP Overseas (Pinnacleplus(TM))                                 612              1,170            (558)
  Fidelity VIP Overseas (IQ Advisor Enhanced(TM)) (January 16)*              -                 17             (17)
SERVICE SHARES:
  Janus Aspen Growth (AnnuiChoice(TM)) (May 7)**                             -              2,410          (2,410)
  Janus Aspen Growth (GrandMaster flex3(TM)) (May 7)**                       -                166            (166)
  Janus Aspen Growth (Grandmaster(TM)) (May 7)**                             -                622            (622)
  Janus Aspen Growth (IQ Annuity(TM)) (May 7)**                              -              4,427          (4,427)
  Janus Aspen Growth (Pinnacleplus(TM)) (May 7)**                            -                 28             (28)
  Janus Aspen International Growth (AnnuiChoice(TM)) (May 7)**               -                837            (837)
  Janus Aspen International Growth (GrandMaster flex3(TM))
    (May 7)**                                                                -                797            (797)
  Janus Aspen International Growth (Grandmaster(TM)) (May 7)**               -                597            (597)
  Janus Aspen International Growth (IQ Annuity(TM)) (May 7)**                -             11,302         (11,302)
  Janus Aspen International Growth (Pinnacleplus(TM)) (May 7)**              -                368            (368)
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM)) (May 7)**                     -              1,420          (1,420)
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM)) (May 7)**               -                412            (412)
  Janus Aspen Mid Cap Growth (Grandmaster(TM)) (May 7)**                     -                395            (395)
  Janus Aspen Mid Cap Growth (IQ Annuity(TM)) (May 7)**                      -              3,706          (3,706)
  Janus Aspen Worldwide Growth (AnnuiChoice(TM)) (May 7)**                   -              2,281          (2,281)
  Janus Aspen Worldwide Growth (GrandMaster flex3(TM)) (May 7)**             -              1,828          (1,828)
  Janus Aspen Worldwide Growth (Grandmaster(TM)) (May 7)**                   -                606            (606)
  Janus Aspen Worldwide Growth (IQ Annuity(TM)) (May 7)**                    -              3,247          (3,247)
  Janus Aspen Worldwide Growth (Pinnacleplus(TM)) (May 7)**                  -                308            (308)
CLASS 1:
  Touchstone Money Market (Pinnacleplus(TM))                             1,608              2,512            (904)
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                11,374              1,498           9,876
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))          16,896              2,463          14,433
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))                        22,522              5,537          16,985

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (IQ Advisor Standard(TM)) (January 16)*    $                -   $          -   $           5
  Fidelity VIP Overseas (AnnuiChoice(TM))                                     46,002         40,033          34,516
  Fidelity VIP Overseas (GrandMaster flex3(TM)) (May 3, 2004)*                 2,786              -             574
  Fidelity VIP Overseas (IQ3(TM))                                             31,889         40,353          81,483
  Fidelity VIP Overseas (Pinnacleplus(TM))                                       323         10,546          18,534
  Fidelity VIP Overseas (IQ Advisor Enhanced(TM)) (January 16)*                    1              -           1,079
SERVICE SHARES:
  Janus Aspen Growth (AnnuiChoice(TM)) (May 7)**                              49,586         78,563               -
  Janus Aspen Growth (GrandMaster flex3(TM)) (May 7)**                         2,397          2,663               -
  Janus Aspen Growth (Grandmaster(TM)) (May 7)**                               6,751          9,226               -
  Janus Aspen Growth (IQ Annuity(TM)) (May 7)**                               27,065         74,311               -
  Janus Aspen Growth (Pinnacleplus(TM)) (May 7)**                               (378)             -               -
  Janus Aspen International Growth (AnnuiChoice(TM)) (May 7)**                20,507         17,692               -
  Janus Aspen International Growth (GrandMaster flex3(TM))
    (May 7)**                                                                 18,567         23,907               -
  Janus Aspen International Growth (Grandmaster(TM)) (May 7)**                12,171         14,283               -
  Janus Aspen International Growth (IQ Annuity(TM)) (May 7)**                202,837        193,110               -
  Janus Aspen International Growth (Pinnacleplus(TM)) (May 7)**               (4,070)         1,230               -
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM)) (May 7)**                      72,673         65,213               -
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM)) (May 7)**                15,937         13,221               -
  Janus Aspen Mid Cap Growth (Grandmaster(TM)) (May 7)**                       7,903          6,074               -
  Janus Aspen Mid Cap Growth (IQ Annuity(TM)) (May 7)**                       (8,754)       105,904               -
  Janus Aspen Worldwide Growth (AnnuiChoice(TM)) (May 7)**                    35,588         49,042               -
  Janus Aspen Worldwide Growth (GrandMaster flex3(TM)) (May 7)**              45,113         46,678               -
  Janus Aspen Worldwide Growth (Grandmaster(TM)) (May 7)**                    11,226         14,991               -
  Janus Aspen Worldwide Growth (IQ Annuity(TM)) (May 7)**                     39,362         50,553               -
  Janus Aspen Worldwide Growth (Pinnacleplus(TM)) (May 7)**                   (3,953)             -               -
CLASS 1:
  Touchstone Money Market (Pinnacleplus(TM))                                       -              -               -
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                       8,517         12,725             917
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))                 4,832         10,415           4,292
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))                              17,161         49,151            (255)

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (IQ Advisor Standard(TM)) (January 16)*    $               5   $              5   $               5
  Fidelity VIP Overseas (AnnuiChoice(TM))                                    (5,517)            40,485              40,132
  Fidelity VIP Overseas (GrandMaster flex3(TM)) (May 3, 2004)*                  574              3,360               3,299
  Fidelity VIP Overseas (IQ3(TM))                                            41,130             73,019              69,546
  Fidelity VIP Overseas (Pinnacleplus(TM))                                    7,988              8,311               7,753
  Fidelity VIP Overseas (IQ Advisor Enhanced(TM)) (January 16)*               1,079              1,080               1,063
SERVICE SHARES:
  Janus Aspen Growth (AnnuiChoice(TM)) (May 7)**                            (78,563)           (28,977)            (31,387)
  Janus Aspen Growth (GrandMaster flex3(TM)) (May 7)**                       (2,663)              (266)               (432)
  Janus Aspen Growth (Grandmaster(TM)) (May 7)**                             (9,226)            (2,475)             (3,097)
  Janus Aspen Growth (IQ Annuity(TM)) (May 7)**                             (74,311)           (47,246)            (51,673)
  Janus Aspen Growth (Pinnacleplus(TM)) (May 7)**                                 -               (378)               (406)
  Janus Aspen International Growth (AnnuiChoice(TM)) (May 7)**              (17,692)             2,815               1,978
  Janus Aspen International Growth (GrandMaster flex3(TM))
    (May 7)**                                                               (23,907)            (5,340)             (6,137)
  Janus Aspen International Growth (Grandmaster(TM)) (May 7)**              (14,283)            (2,112)             (2,709)
  Janus Aspen International Growth (IQ Annuity(TM)) (May 7)**              (193,110)             9,727              (1,575)
  Janus Aspen International Growth (Pinnacleplus(TM)) (May 7)**              (1,230)            (5,300)             (5,668)
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM)) (May 7)**                    (65,213)             7,460               6,040
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM)) (May 7)**              (13,221)             2,716               2,304
  Janus Aspen Mid Cap Growth (Grandmaster(TM)) (May 7)**                     (6,074)             1,829               1,434
  Janus Aspen Mid Cap Growth (IQ Annuity(TM)) (May 7)**                    (105,904)          (114,658)           (118,364)
  Janus Aspen Worldwide Growth (AnnuiChoice(TM)) (May 7)**                  (49,042)           (13,454)            (15,735)
  Janus Aspen Worldwide Growth (GrandMaster flex3(TM)) (May 7)**            (46,678)            (1,565)             (3,393)
  Janus Aspen Worldwide Growth (Grandmaster(TM)) (May 7)**                  (14,991)            (3,765)             (4,371)
  Janus Aspen Worldwide Growth (IQ Annuity(TM)) (May 7)**                   (50,553)           (11,191)            (14,438)
  Janus Aspen Worldwide Growth (Pinnacleplus(TM)) (May 7)**                       -             (3,953)             (4,261)
CLASS 1:
  Touchstone Money Market (Pinnacleplus(TM))                                      -                  -                (904)
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                    (11,808)            (3,291)              6,585
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))               (6,123)            (1,291)             13,142
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))                            (49,406)           (32,245)            (15,260)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))               $     60,372  $          19,766  $       40,606
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))               43,851             21,052          22,799
  Van Kampen UIF U.S. Real Estate (IQ3(TM))                             42,047             19,536          22,511
CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice(TM))                               -              4,499          (4,499)
  Putnam VT Discovery Growth (GrandMaster flex3(TM))                         -                739            (739)
  Putnam VT Discovery Growth (Grandmaster(TM))                               -                423            (423)
  Putnam VT Discovery Growth (IQ Annuity(TM))                                -              2,515          (2,515)
  Putnam VT Discovery Growth (Pinnacleplus(TM))                              -                233            (233)
  Putnam VT Growth and Income (AnnuiChoice(TM))                         20,507             11,087           9,420
  Putnam VT Growth and Income (GrandMaster flex3(TM))                    3,058              3,098             (40)
  Putnam VT Growth and Income (Grandmaster(TM))                          7,878              6,548           1,330
  Putnam VT Growth and Income (IQ Annuity(TM))                          17,294             14,476           2,818
  Putnam VT Growth and Income (Pinnacleplus(TM))                           121                113               8
  Putnam VT International Equity (AnnuiChoice(TM))                       6,416              4,052           2,364
  Putnam VT International Equity (GrandMaster flex3(TM))                 4,363              5,479          (1,116)
  Putnam VT International Equity (Grandmaster(TM))                       4,626              4,372             254
  Putnam VT International Equity (IQ Annuity(TM))                       11,357             10,309           1,048
  Putnam VT International Equity (Pinnacleplus(TM))                        326                543            (217)
  Putnam VT New Opportunities (AnnuiChoice(TM)) (May 7)**                    -              1,263          (1,263)
  Putnam VT New Opportunities (GrandMaster flex3(TM)) (May 7)**              -                 41             (41)
  Putnam VT New Opportunities (Grandmaster(TM)) (May 7)**                    -                 96             (96)
  Putnam VT New Opportunities (IQ Annuity(TM)) (May 7)**                     -             19,140         (19,140)
  Putnam VT Small Cap Value (AnnuiChoice(TM))                           10,032             28,547         (18,515)
  Putnam VT Small Cap Value (GrandMaster flex3(TM))                      2,107             10,971          (8,864)
  Putnam VT Small Cap Value (Grandmaster(TM))                           29,451            110,507         (81,056)
  Putnam VT Small Cap Value (IQ Annuity(TM))                             4,336             22,661         (18,325)
  Putnam VT Small Cap Value (Pinnacleplus(TM))                             269              2,136          (1,867)
  Putnam VT Small Cap Value (IQ Advisor Enhanced(TM))
    (January 16)*                                                            -                  6              (6)
  Putnam VT Small Cap Value (IQ Advisor Standard(TM))
    (January 16)*                                                            -                  -               -
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice(TM))             270                142             128

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))               $          205,900   $    137,240  $      536,686
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                    270,950        237,851         311,691
  Van Kampen UIF U.S. Real Estate (IQ3(TM))                                  244,219        198,234         243,712
CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice(TM))                                 6,994         23,735          42,452
  Putnam VT Discovery Growth (GrandMaster flex3(TM))                           2,099          8,751          10,623
  Putnam VT Discovery Growth (Grandmaster(TM))                                 1,662          1,463           1,035
  Putnam VT Discovery Growth (IQ Annuity(TM))                                 11,689         47,255          46,424
  Putnam VT Discovery Growth (Pinnacleplus(TM))                                    1             16           1,122
  Putnam VT Growth and Income (AnnuiChoice(TM))                               26,794        110,086         160,755
  Putnam VT Growth and Income (GrandMaster flex3(TM))                         11,794         19,203          32,107
  Putnam VT Growth and Income (Grandmaster(TM))                               37,258         74,108          76,129
  Putnam VT Growth and Income (IQ Annuity(TM))                                14,335        132,404         206,054
  Putnam VT Growth and Income (Pinnacleplus(TM))                                  (2)             -             370
  Putnam VT International Equity (AnnuiChoice(TM))                            30,020         55,091          78,287
  Putnam VT International Equity (GrandMaster flex3(TM))                      46,919         40,626          74,148
  Putnam VT International Equity (Grandmaster(TM))                            42,681         57,666          59,208
  Putnam VT International Equity (IQ Annuity(TM))                             65,412         53,056          71,744
  Putnam VT International Equity (Pinnacleplus(TM))                              740            405           9,653
  Putnam VT New Opportunities (AnnuiChoice(TM)) (May 7)**                     20,326         11,600               -
  Putnam VT New Opportunities (GrandMaster flex3(TM)) (May 7)**                  826            830               -
  Putnam VT New Opportunities (Grandmaster(TM)) (May 7)**                      5,524          4,533               -
  Putnam VT New Opportunities (IQ Annuity(TM)) (May 7)**                     205,797         87,344               -
  Putnam VT Small Cap Value (AnnuiChoice(TM))                                461,165        397,948         587,921
  Putnam VT Small Cap Value (GrandMaster flex3(TM))                          105,360         67,837         122,561
  Putnam VT Small Cap Value (Grandmaster(TM))                                606,005      2,203,052       3,464,090
  Putnam VT Small Cap Value (IQ Annuity(TM))                                 316,533        287,780         311,244
  Putnam VT Small Cap Value (Pinnacleplus(TM))                                 2,177          1,068          31,682
  Putnam VT Small Cap Value (IQ Advisor Enhanced(TM))
    (January 16)*                                                                  1              -             440
  Putnam VT Small Cap Value (IQ Advisor Standard(TM))
    (January 16)*                                                                  -              -              (3)
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice(TM))                    23            707           1,537

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))               $         399,446   $        605,346   $         645,952
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                    73,840            344,790             367,589
  Van Kampen UIF U.S. Real Estate (IQ3(TM))                                  45,478            289,697             312,208
CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice(TM))                               18,717             25,711              21,212
  Putnam VT Discovery Growth (GrandMaster flex3(TM))                          1,872              3,971               3,232
  Putnam VT Discovery Growth (Grandmaster(TM))                                 (428)             1,234                 811
  Putnam VT Discovery Growth (IQ Annuity(TM))                                  (831)            10,858               8,343
  Putnam VT Discovery Growth (Pinnacleplus(TM))                               1,106              1,107                 874
  Putnam VT Growth and Income (AnnuiChoice(TM))                              50,669             77,463              86,883
  Putnam VT Growth and Income (GrandMaster flex3(TM))                        12,904             24,698              24,658
  Putnam VT Growth and Income (Grandmaster(TM))                               2,021             39,279              40,609
  Putnam VT Growth and Income (IQ Annuity(TM))                               73,650             87,985              90,803
  Putnam VT Growth and Income (Pinnacleplus(TM))                                370                368                 376
  Putnam VT International Equity (AnnuiChoice(TM))                           23,196             53,216              55,580
  Putnam VT International Equity (GrandMaster flex3(TM))                     33,522             80,441              79,325
  Putnam VT International Equity (Grandmaster(TM))                            1,542             44,223              44,477
  Putnam VT International Equity (IQ Annuity(TM))                            18,688             84,100              85,148
  Putnam VT International Equity (Pinnacleplus(TM))                           9,248              9,988               9,771
  Putnam VT New Opportunities (AnnuiChoice(TM)) (May 7)**                   (11,600)             8,726               7,463
  Putnam VT New Opportunities (GrandMaster flex3(TM)) (May 7)**                (830)                (4)                (45)
  Putnam VT New Opportunities (Grandmaster(TM)) (May 7)**                    (4,533)               991                 895
  Putnam VT New Opportunities (IQ Annuity(TM)) (May 7)**                    (87,344)           118,453              99,313
  Putnam VT Small Cap Value (AnnuiChoice(TM))                               189,973            651,138             632,623
  Putnam VT Small Cap Value (GrandMaster flex3(TM))                          54,724            160,084             151,220
  Putnam VT Small Cap Value (Grandmaster(TM))                             1,261,038          1,867,043           1,785,987
  Putnam VT Small Cap Value (IQ Annuity(TM))                                 23,464            339,997             321,672
  Putnam VT Small Cap Value (Pinnacleplus(TM))                               30,614             32,791              30,924
  Putnam VT Small Cap Value (IQ Advisor Enhanced(TM))
    (January 16)*                                                               440                441                 435
  Putnam VT Small Cap Value (IQ Advisor Standard(TM))
    (January 16)*                                                                (3)                (3)                 (3)
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice(TM))                  830                853                 981

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston
    (GrandMaster flex3(TM))                                       $        326  $             219  $          107
  Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))             310                219              91
  Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))              292                924            (632)
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus(TM))              -                 43             (43)
  Putnam VT Voyager (AnnuiChoice(TM))                                      129                641            (512)
  Putnam VT Voyager (GrandMaster flex3(TM))                                273              1,840          (1,567)
  Putnam VT Voyager (Grandmaster(TM))                                       61                395            (334)
  Putnam VT Voyager (IQ Annuity(TM))                                        61                528            (467)
  Putnam VT Voyager (Pinnacleplus(TM))                                     177              1,238          (1,061)
CLASS 2:
  Franklin Foreign Securities (IQ Annuity(TM))                           4,279              7,017          (2,738)
  Franklin Growth and Income Securities (AnnuiChoice(TM))               46,561             19,174          27,387
  Franklin Growth and Income Securities (GrandMaster flex3(TM))         17,503              9,661           7,842
  Franklin Growth and Income Securities (Grandmaster(TM))               14,261              7,479           6,782
  Franklin Growth and Income Securities (IQ Annuity(TM))                43,007             26,132          16,875
  Franklin Growth and Income Securities (Pinnacleplus(TM))               1,577              1,051             526
  Franklin Income Securities (AnnuiChoice(TM))                          98,116             30,693          67,423
  Franklin Income Securities (GrandMaster flex3(TM))                    35,284             20,243          15,041
  Franklin Income Securities (Grandmaster(TM))                          62,627             27,417          35,210
  Franklin Income Securities (IQ Annuity(TM))                           26,745             14,944          11,801
  Franklin Income Securities (Pinnacleplus(TM))                         13,596              7,291           6,305
  Franklin Income Securities (IQ Advisor Enhanced(TM))
    (January 16)*                                                            -                 11             (11)
  Franklin Large Cap Growth Securities (AnnuiChoice(TM))                 1,122              2,454          (1,332)
  Franklin Large Cap Growth Securities (GrandMaster flex3(TM))           1,191              4,544          (3,353)
  Franklin Large Cap Growth Securities (Grandmaster(TM))                   519              1,457            (938)
  Franklin Large Cap Growth Securities (IQ Annuity(TM))                  1,268              4,203          (2,935)
  Franklin Large Cap Growth Securities (Pinnacleplus(TM))                1,507              5,649          (4,142)
  Franklin Mutual Shares Securities (AnnuiChoice(TM))                   12,155             16,445          (4,290)
  Franklin Mutual Shares Securities (GrandMaster flex3(TM))              7,927             14,948          (7,021)
  Franklin Mutual Shares Securities (IQ Annuity(TM))                    16,107             26,898         (10,791)
  Franklin Mutual Shares Securities (Pinnacleplus(TM))                   1,858              4,731          (2,873)

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston
    (GrandMaster flex3(TM))                                       $              855   $      1,072  $          694
  Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))                   117          1,809           2,662
  Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                    494            830           6,914
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus(TM))                    1              -             457
  Putnam VT Voyager (AnnuiChoice(TM))                                             70          1,478           4,989
  Putnam VT Voyager (GrandMaster flex3(TM))                                    4,091         23,380          25,017
  Putnam VT Voyager (Grandmaster(TM))                                            465          1,358           2,406
  Putnam VT Voyager (IQ Annuity(TM))                                          (1,561)         2,038           1,013
  Putnam VT Voyager (Pinnacleplus(TM))                                           243            559           3,122
CLASS 2:
  Franklin Foreign Securities (IQ Annuity(TM))                               (23,340)        18,231          58,067
  Franklin Growth and Income Securities (AnnuiChoice(TM))                     40,439        207,708         340,661
  Franklin Growth and Income Securities (GrandMaster flex3(TM))               42,197         61,741          66,183
  Franklin Growth and Income Securities (Grandmaster(TM))                     44,790         65,122          61,982
  Franklin Growth and Income Securities (IQ Annuity(TM))                     108,406        286,503         318,774
  Franklin Growth and Income Securities (Pinnacleplus(TM))                       157          3,268           8,380
  Franklin Income Securities (AnnuiChoice(TM))                                64,962        411,173         672,636
  Franklin Income Securities (GrandMaster flex3(TM))                          38,972         92,817         215,493
  Franklin Income Securities (Grandmaster(TM))                               118,232        239,445         336,480
  Franklin Income Securities (IQ Annuity(TM))                                 78,375        108,500         150,653
  Franklin Income Securities (Pinnacleplus(TM))                                1,840         16,232          71,092
  Franklin Income Securities (IQ Advisor Enhanced(TM))
    (January 16)*                                                                  -              -             405
  Franklin Large Cap Growth Securities (AnnuiChoice(TM))                      19,910         16,162           9,341
  Franklin Large Cap Growth Securities (GrandMaster flex3(TM))                15,202         13,436          45,093
  Franklin Large Cap Growth Securities (Grandmaster(TM))                       3,546          3,451           7,941
  Franklin Large Cap Growth Securities (IQ Annuity(TM))                       25,088          9,015          27,931
  Franklin Large Cap Growth Securities (Pinnacleplus(TM))                      4,287          2,776          24,137
  Franklin Mutual Shares Securities (AnnuiChoice(TM))                         87,344        168,737         308,230
  Franklin Mutual Shares Securities (GrandMaster flex3(TM))                   27,695         24,933         124,112
  Franklin Mutual Shares Securities (IQ Annuity(TM))                         219,968        202,999         174,820
  Franklin Mutual Shares Securities (Pinnacleplus(TM))                         3,503          4,067          39,225

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston
    (GrandMaster flex3(TM))                                       $            (378)  $            477   $             584
  Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))                  853                970               1,061
  Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                 6,084              6,578               5,946
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus(TM))                 457                458                 415
  Putnam VT Voyager (AnnuiChoice(TM))                                         3,511              3,581               3,069
  Putnam VT Voyager (GrandMaster flex3(TM))                                   1,637              5,728               4,161
  Putnam VT Voyager (Grandmaster(TM))                                         1,048              1,513               1,179
  Putnam VT Voyager (IQ Annuity(TM))                                         (1,025)            (2,586)             (3,053)
  Putnam VT Voyager (Pinnacleplus(TM))                                        2,563              2,806               1,745
CLASS 2:
  Franklin Foreign Securities (IQ Annuity(TM))                               39,836             16,496              13,758
  Franklin Growth and Income Securities (AnnuiChoice(TM))                   132,953            173,392             200,779
  Franklin Growth and Income Securities (GrandMaster flex3(TM))               4,442             46,639              54,481
  Franklin Growth and Income Securities (Grandmaster(TM))                    (3,140)            41,650              48,432
  Franklin Growth and Income Securities (IQ Annuity(TM))                     32,271            140,677             157,552
  Franklin Growth and Income Securities (Pinnacleplus(TM))                    5,112              5,269               5,795
  Franklin Income Securities (AnnuiChoice(TM))                              261,463            326,425             393,848
  Franklin Income Securities (GrandMaster flex3(TM))                        122,676            161,648             176,689
  Franklin Income Securities (Grandmaster(TM))                               97,035            215,267             250,477
  Franklin Income Securities (IQ Annuity(TM))                                42,153            120,528             132,329
  Franklin Income Securities (Pinnacleplus(TM))                              54,860             56,700              63,005
  Franklin Income Securities (IQ Advisor Enhanced(TM))
    (January 16)*                                                               405                405                 394
  Franklin Large Cap Growth Securities (AnnuiChoice(TM))                     (6,821)            13,089              11,757
  Franklin Large Cap Growth Securities (GrandMaster flex3(TM))               31,657             46,859              43,506
  Franklin Large Cap Growth Securities (Grandmaster(TM))                      4,490              8,036               7,098
  Franklin Large Cap Growth Securities (IQ Annuity(TM))                      18,916             44,004              41,069
  Franklin Large Cap Growth Securities (Pinnacleplus(TM))                    21,361             25,648              21,506
  Franklin Mutual Shares Securities (AnnuiChoice(TM))                       139,493            226,837             222,547
  Franklin Mutual Shares Securities (GrandMaster flex3(TM))                  99,179            126,874             119,853
  Franklin Mutual Shares Securities (IQ Annuity(TM))                        (28,179)           191,789             180,998
  Franklin Mutual Shares Securities (Pinnacleplus(TM))                       35,158             38,661              35,788

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities(Grandmaster(TM))              $     12,817  $          21,818  $       (9,001)
  Templeton Foreign Securities Fund (GrandMaster flex3(TM))              8,134             11,238          (3,104)
  Templeton Foreign Securities Fund (Grandmaster(TM))                    3,610              4,613          (1,003)
  Templeton Foreign Securities Fund (Pinnacleplus(TM))                   1,500              2,064            (564)
  Templeton Foreign Securities Fund (AnnuiChoice(TM))                    5,844              6,214            (370)
  Templeton Foreign Securities Fund (IQ Advisor Standard(TM))
    (January 16)*                                                            -                 24             (24)
  Templeton Growth Securities (AnnuiChoice(TM))                          5,293              3,242           2,051
  Templeton Growth Securities (GrandMaster flex3(TM))                    7,800             11,825          (4,025)
  Templeton Growth Securities (Grandmaster(TM))                          4,011              6,347          (2,336)
  Templeton Growth Securities (IQ Annuity(TM))                           9,881             10,130            (249)
  Templeton Growth Securities (Pinnacleplus(TM))                           261                534            (273)
  Van Kampen LIT Comstock (AnnuiChoice(TM))                              2,736              5,109          (2,373)
  Van Kampen LIT Comstock (GrandMaster flex3(TM))                        4,416             10,429          (6,013)
  Van Kampen LIT Comstock (Grandmaster(TM))                              2,024              4,361          (2,337)
  Van Kampen LIT Comstock (IQ Annuity(TM))                               2,048             13,088         (11,040)
  Van Kampen LIT Comstock (Pinnacleplus(TM))                               684              1,611            (927)
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                           -                626            (626)
  Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                     -                968            (968)
  Van Kampen LIT Emerging Growth (Grandmaster(TM))                           -                887            (887)
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))                            -              2,955          (2,955)
  Van Kampen LIT Emerging Growth (Pinnacleplus(TM))                          -                 35             (35)
  Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                29,427              3,944          25,483
  Van Kampen UIF Emerging Markets Debt (IQ Annuity(TM))                 31,372              4,732          26,640
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                7,971              1,205           6,766
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))               1,376              2,652          (1,276)
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))         1,514              3,523          (2,009)
  Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                 542                675            (133)
  Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                8,774              8,236             538
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                458              1,066            (608)
  Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                    6,635              3,033           3,602
  Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                     17,529              7,598           9,931
  Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))                      12,980              5,162           7,818

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities(Grandmaster(TM))              $           78,366   $    210,803  $      310,153
  Templeton Foreign Securities Fund (GrandMaster flex3(TM))                   31,194         46,421         149,184
  Templeton Foreign Securities Fund (Grandmaster(TM))                          9,604         12,301          61,381
  Templeton Foreign Securities Fund (Pinnacleplus(TM))                         2,755          2,207          20,774
  Templeton Foreign Securities Fund (AnnuiChoice(TM))                         22,507         24,160         123,112
  Templeton Foreign Securities Fund (IQ Advisor Standard(TM))
    (January 16)*                                                                  -              -           1,045
  Templeton Growth Securities (AnnuiChoice(TM))                                7,279          8,593          43,641
  Templeton Growth Securities (GrandMaster flex3(TM))                         10,450         51,526         175,693
  Templeton Growth Securities (Grandmaster(TM))                               32,385         30,645          90,938
  Templeton Growth Securities (IQ Annuity(TM))                                23,295         16,662          89,757
  Templeton Growth Securities (Pinnacleplus(TM))                                  27              -           6,825
  Van Kampen LIT Comstock (AnnuiChoice(TM))                                   17,429         25,194          98,032
  Van Kampen LIT Comstock (GrandMaster flex3(TM))                             25,800         82,080         165,999
  Van Kampen LIT Comstock (Grandmaster(TM))                                    6,503         15,949          67,551
  Van Kampen LIT Comstock (IQ Annuity(TM))                                     3,503         13,598         135,381
  Van Kampen LIT Comstock (Pinnacleplus(TM))                                     767          1,826          16,471
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                            (4,812)           811           4,148
  Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                        (785)             -           2,077
  Van Kampen LIT Emerging Growth (Grandmaster(TM))                                85          1,946           6,215
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))                            (35,360)           371           1,411
  Van Kampen LIT Emerging Growth (Pinnacleplus(TM))                                -              -             414
  Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                      19,530         29,049          10,538
  Van Kampen UIF Emerging Markets Debt (IQ Annuity(TM))                       21,643         31,051           4,284
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                     (2,072)           383           1,248
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                   (23,618)         9,854          95,601
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))                 885          8,755          49,869
  Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                      (629)         2,875           7,704
  Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                    (45,653)         2,484         192,261
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                    2,098         10,280          18,866
  Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                          3,594          1,711          54,483
  Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                           35,344         34,163         144,565
  Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))                            18,406         15,479         101,977

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities(Grandmaster(TM))              $          99,350   $        177,716   $         168,715
  Templeton Foreign Securities Fund (GrandMaster flex3(TM))                 102,763            133,957             130,853
  Templeton Foreign Securities Fund (Grandmaster(TM))                        49,080             58,684              57,681
  Templeton Foreign Securities Fund (Pinnacleplus(TM))                       18,567             21,322              20,758
  Templeton Foreign Securities Fund (AnnuiChoice(TM))                        98,952            121,459             121,089
  Templeton Foreign Securities Fund (IQ Advisor Standard(TM))
    (January 16)*                                                             1,045              1,045               1,021
  Templeton Growth Securities (AnnuiChoice(TM))                              35,048             42,327              44,378
  Templeton Growth Securities (GrandMaster flex3(TM))                       124,167            134,617             130,592
  Templeton Growth Securities (Grandmaster(TM))                              60,293             92,678              90,342
  Templeton Growth Securities (IQ Annuity(TM))                               73,095             96,390              96,141
  Templeton Growth Securities (Pinnacleplus(TM))                              6,825              6,852               6,579
  Van Kampen LIT Comstock (AnnuiChoice(TM))                                  72,838             90,267              87,894
  Van Kampen LIT Comstock (GrandMaster flex3(TM))                            83,919            109,719             103,706
  Van Kampen LIT Comstock (Grandmaster(TM))                                  51,602             58,105              55,768
  Van Kampen LIT Comstock (IQ Annuity(TM))                                  121,783            125,286             114,246
  Van Kampen LIT Comstock (Pinnacleplus(TM))                                 14,645             15,412              14,485
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                            3,337             (1,475)             (2,101)
  Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                      2,077              1,292                 324
  Van Kampen LIT Emerging Growth (Grandmaster(TM))                            4,269              4,354               3,467
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))                             1,040            (34,320)            (37,275)
  Van Kampen LIT Emerging Growth (Pinnacleplus(TM))                             414                414                 379
  Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                    (18,511)             1,019              26,502
  Van Kampen UIF Emerging Markets Debt (IQ Annuity(TM))                     (26,767)            (5,124)             21,516
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                       865             (1,207)              5,559
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                   85,747             62,129              60,853
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))             41,114             41,999              39,990
  Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                    4,829              4,200               4,067
  Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                   189,777            144,124             144,662
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                   8,586             10,684              10,076
  Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                        52,772             56,366              59,968
  Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                         110,402            145,746             155,677
  Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))                           86,498            104,904             112,722

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME         EXPENSES
                                                                  -------------------------------
                                                                                  MORTALITY AND
                                                                                EXPENSE RISK AND
                                                                   REINVESTED    ADMINISTRATIVE    NET INVESTMENT
                           DIVISION                                DIVIDENDS        CHARGES         INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard(TM))
    (January 16)*                                                 $          -  $              15  $          (15)
CLASS B:
  Scudder VIT  EAFE Equity Index (IQ Advisor Standard(TM))
    (January 16)*                                                            -                 24             (24)
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                        5,103              8,127          (3,024)
  Scudder VIT EAFE Equity Index (GrandMaster flex3(TM))                 12,366             11,804             562
  Scudder VIT EAFE Equity Index (Grandmaster(TM)) (May 3, 2004)*             -              2,701          (2,701)
  Scudder VIT EAFE Equity Index (IQ3(TM))                               16,930             30,895         (13,965)
  Scudder VIT EAFE Equity Index (Pinnacleplus(TM))                       2,400              4,299          (1,899)
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))                         8,452             11,804          (3,352)
  Scudder VIT Equity 500 Index (GrandMaster flex3(TM))                   8,380             21,615         (13,235)
  Scudder VIT Equity 500 Index (Grandmaster(TM)) (May 3, 2004)*              -              5,699          (5,699)
  Scudder VIT Equity 500 Index (IQ3(TM))                                 5,550             35,846         (30,296)
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))                          690              1,492            (802)
  Scudder VIT Equity 500 Index (IQ Advisor Standard(TM))
    (January 16)*                                                            -                 46             (46)
  Scudder VIT Small Cap Index (AnnuiChoice(TM))                          1,931              7,287          (5,356)
  Scudder VIT Small Cap Index (GrandMaster flex3(TM))                    1,100              7,259          (6,159)
  Scudder VIT Small Cap Index (Grandmaster(TM)) (May 3, 2004)*               -                 52             (52)
  Scudder VIT Small Cap Index (IQ3(TM))                                  3,092             16,867         (13,775)
  Scudder VIT Small Cap Index (Pinnacleplus(TM))                           187              1,769          (1,582)

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                  --------------------------------------------------
                                                                                        NET UNREALIZED APPRECIATION
                                                                                       (DEPRECIATION) OF INVESTMENTS
                                                                                       -----------------------------
                                                                  NET REALIZED GAIN
                                                                  (LOSS) ON SALES OF   BEGINNING OF
                           DIVISION                                  INVESTMENTS          PERIOD      END OF PERIOD
--------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard(TM))
    (January 16)*                                                 $                -   $          -   $         906
CLASS B:
  Scudder VIT  EAFE Equity Index (IQ Advisor Standard(TM))
    (January 16)*                                                                  -              -           1,183
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                             12,100          7,580         205,256
  Scudder VIT EAFE Equity Index (GrandMaster flex3(TM))                       11,092         16,490         151,702
  Scudder VIT EAFE Equity Index (Grandmaster(TM)) (May 3, 2004)*               3,669              -          53,032
  Scudder VIT EAFE Equity Index (IQ3(TM))                                     54,338         24,918         499,846
  Scudder VIT EAFE Equity Index (Pinnacleplus(TM))                             1,707          1,524          60,886
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))                              57,452         38,863         102,761
  Scudder VIT Equity 500 Index (GrandMaster flex3(TM))                        64,526        110,420         207,313
  Scudder VIT Equity 500 Index (Grandmaster(TM)) (May 3, 2004)*                2,987              -          70,466
  Scudder VIT Equity 500 Index (IQ3(TM))                                     485,034         46,897         103,442
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))                              3,869          3,748          10,487
  Scudder VIT Equity 500 Index (IQ Advisor Standard(TM))
    (January 16)*                                                                  -              -           1,813
  Scudder VIT Small Cap Index (AnnuiChoice(TM))                               38,772         56,875          92,455
  Scudder VIT Small Cap Index (GrandMaster flex3(TM))                         59,067         63,555          34,580
  Scudder VIT Small Cap Index (Grandmaster(TM)) (May 3, 2004)*                   440              -           1,467
  Scudder VIT Small Cap Index (IQ3(TM))                                      (66,532)       104,082          87,388
  Scudder VIT Small Cap Index (Pinnacleplus(TM))                                 286          1,433          18,306

                                                                        REALIZED AND UNREALIZED
                                                                       GAIN (LOSS) ON INVESTMENTS
                                                                  ------------------------------------
                                                                   NET UNREALIZED
                                                                    APPRECIATION
                                                                   (DEPRECIATION)
                                                                   OF INVESTMENTS
                                                                  -----------------
                                                                    CHANGE IN NET
                                                                      UNREALIZED      NET REALIZED AND     NET INCREASE
                                                                     APPRECIATION        UNREALIZED      (DECREASE) IN NET
                                                                    (DEPRECIATION)       GAIN (LOSS)     ASSETS RESULTING
                           DIVISION                               DURING THE PERIOD    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard(TM))
    (January 16)*                                                 $             906   $            906   $             891
CLASS B:
  Scudder VIT  EAFE Equity Index (IQ Advisor Standard(TM))
    (January 16)*                                                             1,183              1,183               1,159
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                           197,676            209,776             206,752
  Scudder VIT EAFE Equity Index (GrandMaster flex3(TM))                     135,212            146,304             146,866
  Scudder VIT EAFE Equity Index (Grandmaster(TM)) (May 3, 2004)*             53,032             56,701              54,000
  Scudder VIT EAFE Equity Index (IQ3(TM))                                   474,928            529,266             515,301
  Scudder VIT EAFE Equity Index (Pinnacleplus(TM))                           59,362             61,069              59,170
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))                             63,898            121,350             117,998
  Scudder VIT Equity 500 Index (GrandMaster flex3(TM))                       96,893            161,419             148,184
  Scudder VIT Equity 500 Index (Grandmaster(TM)) (May 3, 2004)*              70,466             73,453              67,754
  Scudder VIT Equity 500 Index (IQ3(TM))                                     56,545            541,579             511,283
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))                             6,739             10,608               9,806
  Scudder VIT Equity 500 Index (IQ Advisor Standard(TM))
    (January 16)*                                                             1,813              1,813               1,767
  Scudder VIT Small Cap Index (AnnuiChoice(TM))                              35,580             74,352              68,996
  Scudder VIT Small Cap Index (GrandMaster flex3(TM))                       (28,975)            30,092              23,933
  Scudder VIT Small Cap Index (Grandmaster(TM)) (May 3, 2004)*                1,467              1,907               1,855
  Scudder VIT Small Cap Index (IQ3(TM))                                     (16,694)           (83,226)            (97,001)
  Scudder VIT Small Cap Index (Pinnacleplus(TM))                             16,873             17,159              15,577

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                      For the Year Ended December 31, 2004

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)           INVESTMENTS        DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (AnnuiChoice(TM)) (November 22)*       $                8    $                -    $                6    $               14
  Touchstone Aggressive ETF
    (GrandMaster flex3(TM))
    (November 22)*                                         79                     -                   248                   327
  Touchstone Aggressive ETF
    (Grandmaster(TM)) (November 22)*                      579                     1                   245                   825
  Touchstone Aggressive ETF
    (IQ Annuity(TM)) (November 22)*                        24                     -                     7                    31
  Touchstone Aggressive ETF
    (IQ Advisor Standard(TM))
    (July 22)*                                             62                     2                 1,295                 1,359
  Touchstone Balanced
    (AnnuiChoice(TM))                                  (3,826)               78,363               101,720               176,257
  Touchstone Balanced
    (GrandMaster flex3(TM))                            (2,096)               16,848                50,884                65,636
  Touchstone Balanced
    (Grandmaster(TM)) (May 1)*                            149                     2                   891                 1,042
  Touchstone Balanced (IQ Annuity(TM))                 (4,177)               33,419                86,113               115,355
  Touchstone Balanced (Pinnacleplus(TM))               (1,202)                2,753                13,848                15,399
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                 (21,510)              284,381               234,428               497,299
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                           (12,863)               74,953               130,523               192,613
  Touchstone Baron Small Cap
    (Grandmaster(TM)) (May 1)*                           (420)                  508                16,368                16,456
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                                  (33,281)              289,604               257,855               514,178
  Touchstone Baron Small Cap
    (Pinnacleplus(TM))                                 (2,682)                1,193                39,609                38,120
  Touchstone Baron Small Cap
    (IQ Advisor Enhanced(TM))
    (January 16)*                                          (6)                    -                   440                   434
  Touchstone Baron Small Cap
    (IQ Advisor Standard(TM))
    (January 16)*                                         (52)                    4                 4,773                 4,725
  Touchstone Conservative ETF
    (GrandMaster flex3(TM))
    (November 22)*                                        814                     -                  (681)                  133
  Touchstone Conservative ETF
    (IQ Annuity(TM)) (November 22)*                         -                     -                     -                     -
  Touchstone Conservative ETF
    (AnnuiChoice(TM)) (November 22)*                    1,292                     -                  (191)                1,101
  Touchstone Core Bond (AnnuiChoice(TM))               61,526               (34,091)               24,322                51,757
  Touchstone Core Bond
    (GrandMaster flex3(TM))                            20,085                (8,066)               (1,999)               10,020
  Touchstone Core Bond
    (Grandmaster(TM)) (May 1)*                            708                     -                  (675)                   33
  Touchstone Core Bond (IQ Annuity(TM))                19,762               (19,410)               17,288                17,640
  Touchstone Core Bond
    (Pinnacleplus(TM))                                  5,838                  (358)               (4,009)                1,471
  Touchstone Eagle Capital Appreciation
    (AnnuiChoice(TM))                                  (3,214)              170,663               (53,550)              113,899
  Touchstone Eagle Capital Appreciation
    (GrandMaster flex3(TM))                            (2,984)               15,412                47,493                59,921
  Touchstone Eagle Capital Appreciation
    (Grandmaster(TM)) (May 1)*                             23                     1                   527                   551
  Touchstone Eagle Capital Appreciation
    (IQ Annuity(TM))                                   (5,742)              117,394               (40,600)               71,052
  Touchstone Eagle Capital Appreciation
    (Pinnacleplus(TM))                                   (741)                1,248                19,566                20,073
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                                 120,214               203,819               (35,321)              288,712
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                            81,491               247,503              (108,138)              220,856
  Touchstone Emerging Growth
    (Grandmaster(TM)) (May 1)*                          1,460                    25                 1,883                 3,368
  Touchstone Emerging Growth
    (IQ Annuity(TM))                                   31,590               132,196               (59,757)              104,029
  Touchstone Emerging Growth
    (Pinnacleplus(TM))                                  6,095                 1,030                 4,429                11,554
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                   4,146                   178                 6,198                10,522
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                            17,007                49,141                 3,781                69,929
  Touchstone Enhanced Dividend 30
    (Grandmaster(TM)) (May 1)*                            420                   188                 1,282                 1,890
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                    2,056                15,614                (7,526)               10,144
  Touchstone Enhanced Dividend 30
    (Pinnacleplus(TM))                                  1,309                   (21)                4,358                 5,646
  Touchstone Enhanced ETF
    (AnnuiChoice(TM)) (November 22)*                        8                     -                    35                    43
  Touchstone Enhanced ETF
    (Grandmaster(TM)) (November 22)*                       46                     1                   411                   458
  Touchstone Enhanced ETF
    (IQ Annuity(TM)) (November 22)*                         3                     -                    (3)                    -
  Touchstone Enhanced ETF
    (IQ Advisor Enhanced(TM)) (July 22)*                   70                     3                 2,599                 2,672
  Touchstone Enhanced ETF
    (IQ Advisor Standard(TM)) (July 22)*                  778                     7                 3,969                 4,754
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                     809                36,520               (19,730)               17,599
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                             1,501                 7,056                12,541                21,098
  Touchstone Growth & Income
    (Grandmaster(TM)) (May 1)*                          1,280                    (3)                 (485)                  792
  Touchstone Growth & Income
    (IQ Annuity(TM))                                    1,742                21,775                10,388                33,905
  Touchstone Growth & Income
    (Pinnacleplus(TM))                                    435                 1,587                 6,582                 8,604
  Touchstone High Yield
    (AnnuiChoice(TM))                                  51,764               (38,621)               34,598                47,741
  Touchstone High Yield
    (GrandMaster flex3(TM))                            82,595               (18,424)               51,734               115,905
  Touchstone High Yield
    (Grandmaster(TM))                                  67,017                   506               (53,374)               14,149
  Touchstone High Yield
    (IQ Annuity(TM))                                   93,463               (71,738)               63,596                85,321

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                                                 CONTRACT       NET TRANSFERS       CONTRACT        ASSETS FROM
                                         CONTRIBUTIONS FROM TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE     CONTRACT RELATED
                 DIVISION                 CONTRACT HOLDERS      BENEFITS           OPTIONS          CHARGES         TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (AnnuiChoice(TM)) (November 22)*       $        1,500    $            -    $           (3)   $           (1)   $         1,496
  Touchstone Aggressive ETF
    (GrandMaster flex3(TM))
    (November 22)*                                 16,495                 -                 -                 -             16,495
  Touchstone Aggressive ETF
    (Grandmaster(TM)) (November 22)*                    -              (372)          113,893                 -            113,521
  Touchstone Aggressive ETF
    (IQ Annuity(TM)) (November 22)*                     -                 -             4,816                 -              4,816
  Touchstone Aggressive ETF
    (IQ Advisor Standard(TM))
    (July 22)*                                     15,000                 -                (6)                -             14,994
  Touchstone Balanced
    (AnnuiChoice(TM))                              25,427          (132,787)          275,986           (14,842)           153,784
  Touchstone Balanced
    (GrandMaster flex3(TM))                       644,349           (26,748)           34,458            (1,326)           650,733
  Touchstone Balanced
    (Grandmaster(TM)) (May 1)*                      3,862                 -            50,278                 -             54,140
  Touchstone Balanced (IQ Annuity(TM))            541,879          (106,269)          227,441            (1,842)           661,209
  Touchstone Balanced (Pinnacleplus(TM))          208,375            (4,528)           (3,852)             (617)           199,378
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                              28,837          (174,032)          155,925           (14,849)            (4,119)
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                       172,343           (30,981)           23,330            (1,455)           163,237
  Touchstone Baron Small Cap
    (Grandmaster(TM)) (May 1)*                      1,931            (3,449)          113,399                (3)           111,878
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                              283,028          (185,954)          100,668              (860)           196,882
  Touchstone Baron Small Cap
    (Pinnacleplus(TM))                            181,967            (3,199)           11,969              (427)           190,310
  Touchstone Baron Small Cap
    (IQ Advisor Enhanced(TM))
    (January 16)*                                   4,212                 -                 6                 -              4,218
  Touchstone Baron Small Cap
    (IQ Advisor Standard(TM))
    (January 16)*                                  57,228                 -                21                 -             57,249
  Touchstone Conservative ETF
    (GrandMaster flex3(TM))
    (November 22)*                                 11,250                 -            50,258                 -             61,508
  Touchstone Conservative ETF
    (IQ Annuity(TM)) (November 22)*                10,000                 -                (3)                -              9,997
  Touchstone Conservative ETF
    (AnnuiChoice(TM)) (November 22)*                    -                 -            99,718              (113)            99,605
  Touchstone Core Bond (AnnuiChoice(TM))           29,520          (236,506)         (242,720)          (15,328)          (465,034)
  Touchstone Core Bond
    (GrandMaster flex3(TM))                        94,613          (135,451)          (16,176)           (3,421)           (60,435)
  Touchstone Core Bond
    (Grandmaster(TM)) (May 1)*                          -                 -            18,173                 -             18,173
  Touchstone Core Bond (IQ Annuity(TM))            95,991          (209,018)         (135,909)           (1,023)          (249,959)
  Touchstone Core Bond
    (Pinnacleplus(TM))                            180,479            (7,193)           11,460              (874)           183,872
  Touchstone Eagle Capital Appreciation
    (AnnuiChoice(TM))                              10,048           (94,030)         (656,666)           (6,470)          (747,118)
  Touchstone Eagle Capital Appreciation
    (GrandMaster flex3(TM))                           (55)          (28,892)              423            (1,717)           (30,241)
  Touchstone Eagle Capital Appreciation
    (Grandmaster(TM)) (May 1)*                          -                 -             4,268                 -              4,268
  Touchstone Eagle Capital Appreciation
    (IQ Annuity(TM))                               26,435          (189,942)          (53,810)             (564)          (217,881)
  Touchstone Eagle Capital Appreciation
    (Pinnacleplus(TM))                             36,106           (26,562)          116,269              (246)           125,567
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                              96,338           (98,201)          143,351           (14,121)           127,367
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                       355,219           (28,593)          172,056            (3,262)           495,420
  Touchstone Emerging Growth
    (Grandmaster(TM)) (May 1)*                          -              (785)           30,801                (4)            30,012
  Touchstone Emerging Growth
    (IQ Annuity(TM))                              120,782          (125,833)          207,890              (856)           201,983
  Touchstone Emerging Growth
    (Pinnacleplus(TM))                            111,880            (1,260)           16,270              (549)           126,341
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                              48,532           (66,305)          152,320            (1,182)           133,365
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                       210,285           (16,512)          412,154            (3,039)           602,888
  Touchstone Enhanced Dividend 30
    (Grandmaster(TM)) (May 1)*                          -                 -            27,856               (41)            27,815
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                               28,889           (35,891)            8,615              (359)             1,254
  Touchstone Enhanced Dividend 30
    (Pinnacleplus(TM))                            113,798                 -             6,473              (487)           119,784
  Touchstone Enhanced ETF
    (AnnuiChoice(TM)) (November 22)*                2,800                 -                 3                 -              2,803
  Touchstone Enhanced ETF
    (Grandmaster(TM)) (November 22)*                    -              (405)           23,100                 -             22,695
  Touchstone Enhanced ETF
    (IQ Annuity(TM)) (November 22)*                     -                 -             1,071                 -              1,071
  Touchstone Enhanced ETF
    (IQ Advisor Enhanced(TM)) (July 22)*           33,699                 -               (17)                -             33,682
  Touchstone Enhanced ETF
    (IQ Advisor Standard(TM)) (July 22)*                -                 -           262,920                 -            262,920
  Touchstone Growth & Income
    (AnnuiChoice(TM))                              12,267           (31,176)         (308,633)           (3,017)          (330,559)
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                        16,971           (14,731)          108,742            (2,183)           108,799
  Touchstone Growth & Income
    (Grandmaster(TM)) (May 1)*                          -              (400)           75,247                 -             74,847
  Touchstone Growth & Income
    (IQ Annuity(TM))                               59,539           (53,971)            5,643              (220)            10,991
  Touchstone Growth & Income
    (Pinnacleplus(TM))                             52,473            (3,414)           13,069              (127)            62,001
  Touchstone High Yield
    (AnnuiChoice(TM))                              13,424           (68,794)          (68,048)           (5,199)          (128,617)
  Touchstone High Yield
    (GrandMaster flex3(TM))                       292,980           (50,042)         (863,192)           (2,500)          (622,754)
  Touchstone High Yield
    (Grandmaster(TM))                              16,854            (5,308)          945,341               (34)           956,853
  Touchstone High Yield
    (IQ Annuity(TM))                            1,125,470          (781,182)         (335,809)           (1,270)             7,209

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (AnnuiChoice(TM)) (November 22)*       $              1,510    $                  -   $              1,510
  Touchstone Aggressive ETF
    (GrandMaster flex3(TM))
    (November 22)*                                       16,822                       -                 16,822
  Touchstone Aggressive ETF
    (Grandmaster(TM)) (November 22)*                    114,346                       -                114,346
  Touchstone Aggressive ETF
    (IQ Annuity(TM)) (November 22)*                       4,847                       -                  4,847
  Touchstone Aggressive ETF
    (IQ Advisor Standard(TM))
    (July 22)*                                           16,353                       -                 16,353
  Touchstone Balanced
    (AnnuiChoice(TM))                                   330,041               1,848,489              2,178,530
  Touchstone Balanced
    (GrandMaster flex3(TM))                             716,369                 295,435              1,011,804
  Touchstone Balanced
    (Grandmaster(TM)) (May 1)*                           55,182                       -                 55,182
  Touchstone Balanced (IQ Annuity(TM))                  776,564                 850,821              1,627,385
  Touchstone Balanced (Pinnacleplus(TM))                214,777                  17,695                232,472
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                   493,180               1,974,106              2,467,286
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                             355,850                 669,975              1,025,825
  Touchstone Baron Small Cap
    (Grandmaster(TM)) (May 1)*                          128,334                       -                128,334
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                                    711,060               1,881,718              2,592,778
  Touchstone Baron Small Cap
    (Pinnacleplus(TM))                                  228,430                  20,523                248,953
  Touchstone Baron Small Cap
    (IQ Advisor Enhanced(TM))
    (January 16)*                                         4,652                       -                  4,652
  Touchstone Baron Small Cap
    (IQ Advisor Standard(TM))
    (January 16)*                                        61,974                       -                 61,974
  Touchstone Conservative ETF
    (GrandMaster flex3(TM))
    (November 22)*                                       61,641                       -                 61,641
  Touchstone Conservative ETF
    (IQ Annuity(TM)) (November 22)*                       9,997                       -                  9,997
  Touchstone Conservative ETF
    (AnnuiChoice(TM)) (November 22)*                    100,706                       -                100,706
  Touchstone Core Bond (AnnuiChoice(TM))               (413,277)              2,548,836              2,135,559
  Touchstone Core Bond
    (GrandMaster flex3(TM))                             (50,415)                892,166                841,751
  Touchstone Core Bond
    (Grandmaster(TM)) (May 1)*                           18,206                       -                 18,206
  Touchstone Core Bond (IQ Annuity(TM))                (232,319)              1,137,213                904,894
  Touchstone Core Bond
    (Pinnacleplus(TM))                                  185,343                  34,012                219,355
  Touchstone Eagle Capital Appreciation
    (AnnuiChoice(TM))                                  (633,219)              1,504,302                871,083
  Touchstone Eagle Capital Appreciation
    (GrandMaster flex3(TM))                              29,680                 476,017                505,697
  Touchstone Eagle Capital Appreciation
    (Grandmaster(TM)) (May 1)*                            4,819                       -                  4,819
  Touchstone Eagle Capital Appreciation
    (IQ Annuity(TM))                                   (146,829)                569,406                422,577
  Touchstone Eagle Capital Appreciation
    (Pinnacleplus(TM))                                  145,640                  23,933                169,573
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                                   416,079               2,464,624              2,880,703
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                             716,276               1,472,399              2,188,675
  Touchstone Emerging Growth
    (Grandmaster(TM)) (May 1)*                           33,380                       -                 33,380
  Touchstone Emerging Growth
    (IQ Annuity(TM))                                    306,012                 593,415                899,427
  Touchstone Emerging Growth
    (Pinnacleplus(TM))                                  137,895                  25,292                163,187
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                   143,887                 157,154                301,041
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                             672,817                 719,847              1,392,664
  Touchstone Enhanced Dividend 30
    (Grandmaster(TM)) (May 1)*                           29,705                       -                 29,705
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                     11,398                 212,169                223,567
  Touchstone Enhanced Dividend 30
    (Pinnacleplus(TM))                                  125,430                       -                125,430
  Touchstone Enhanced ETF
    (AnnuiChoice(TM)) (November 22)*                      2,846                       -                  2,846
  Touchstone Enhanced ETF
    (Grandmaster(TM)) (November 22)*                     23,153                       -                 23,153
  Touchstone Enhanced ETF
    (IQ Annuity(TM)) (November 22)*                       1,071                       -                  1,071
  Touchstone Enhanced ETF
    (IQ Advisor Enhanced(TM)) (July 22)*                 36,354                       -                 36,354
  Touchstone Enhanced ETF
    (IQ Advisor Standard(TM)) (July 22)*                267,674                       -                267,674
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                  (312,960)                619,810                306,850
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                             129,897                 183,155                313,052
  Touchstone Growth & Income
    (Grandmaster(TM)) (May 1)*                           75,639                       -                 75,639
  Touchstone Growth & Income
    (IQ Annuity(TM))                                     44,896                 391,354                436,250
  Touchstone Growth & Income
    (Pinnacleplus(TM))                                   70,605                  60,105                130,710
  Touchstone High Yield
    (AnnuiChoice(TM))                                   (80,876)                933,196                852,320
  Touchstone High Yield
    (GrandMaster flex3(TM))                            (506,849)              2,005,068              1,498,219
  Touchstone High Yield
    (Grandmaster(TM))                                   971,002                       -                971,002
  Touchstone High Yield
    (IQ Annuity(TM))                                     92,530               1,634,063              1,726,593

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                                         INCREASE
                                                                   UNITS                UNITS          (DECREASE) IN
                 DIVISION                  UNITS PURCHASED        REDEEMED           TRANSFERRED           UNITS
----------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (AnnuiChoice(TM)) (November 22)*                    147                  -                   -                 147
  Touchstone Aggressive ETF
    (GrandMaster flex3(TM))
    (November 22)*                                    1,638                  -                   -               1,638
  Touchstone Aggressive ETF
    (Grandmaster(TM)) (November 22)*                      -                (37)             11,171              11,134
  Touchstone Aggressive ETF
    (IQ Annuity(TM)) (November 22)*                       -                  -                 472                 472
  Touchstone Aggressive ETF
    (IQ Advisor Standard(TM))
    (July 22)*                                        1,510                  -                   -               1,510
  Touchstone Balanced
    (AnnuiChoice(TM))                                 2,332            (13,197)             25,277              14,412
  Touchstone Balanced
    (GrandMaster flex3(TM))                          58,434             (2,455)              3,003              58,982
  Touchstone Balanced
    (Grandmaster(TM)) (May 1)*                          384                  -               4,716               5,100
  Touchstone Balanced (IQ Annuity(TM))               49,262             (9,728)             20,466              60,000
  Touchstone Balanced (Pinnacleplus(TM))             18,723               (458)               (180)             18,085
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                 2,546            (15,504)             10,725              (2,233)
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                          15,514             (2,938)              1,270              13,846
  Touchstone Baron Small Cap
    (Grandmaster(TM)) (May 1)*                          200               (313)             10,998              10,885
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                                 23,034            (15,134)              7,723              15,623
  Touchstone Baron Small Cap
    (Pinnacleplus(TM))                               15,401               (299)                988              16,090
  Touchstone Baron Small Cap
    (IQ Advisor Enhanced(TM))
    (January 16)*                                       377                  -                   -                 377
  Touchstone Baron Small Cap
    (IQ Advisor Standard(TM))
    (January 16)*                                     5,010                  -                   -               5,010
  Touchstone Conservative ETF
    (GrandMaster flex3(TM))
    (November 22)*                                    1,111                  -               4,956               6,067
  Touchstone Conservative ETF
    (IQ Annuity(TM)) (November 22)*                     984                  -                   -                 984
  Touchstone Conservative ETF
    (AnnuiChoice(TM)) (November 22)*                      -                (11)              9,923               9,912
  Touchstone Core Bond (AnnuiChoice(TM))              2,697            (22,064)            (20,983)            (40,350)
  Touchstone Core Bond
    (GrandMaster flex3(TM))                           8,879            (13,215)             (1,684)             (6,020)
  Touchstone Core Bond
    (Grandmaster(TM)) (May 1)*                            -                  -               1,771               1,771
  Touchstone Core Bond (IQ Annuity(TM))               8,817            (19,041)            (12,170)            (22,394)
  Touchstone Core Bond
    (Pinnacleplus(TM))                               17,905               (813)              1,154              18,246
  Touchstone Eagle Capital Appreciation
    (AnnuiChoice(TM))                                 1,371            (13,551)            (87,650)            (99,830)
  Touchstone Eagle Capital Appreciation
    (GrandMaster flex3(TM))                               -             (3,091)                128              (2,963)
  Touchstone Eagle Capital Appreciation
    (Grandmaster(TM)) (May 1)*                            -                  -                 422                 422
  Touchstone Eagle Capital Appreciation
    (IQ Annuity(TM))                                  3,566            (24,307)             (5,911)            (26,652)
  Touchstone Eagle Capital Appreciation
    (Pinnacleplus(TM))                                3,242             (2,375)             10,526              11,393
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                                 8,612            (10,105)             13,466              11,973
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                          31,266             (2,814)             17,766              46,218
  Touchstone Emerging Growth
    (Grandmaster(TM)) (May 1)*                            -                (80)              3,188               3,108
  Touchstone Emerging Growth
    (IQ Annuity(TM))                                 10,459            (11,143)             20,388              19,704
  Touchstone Emerging Growth
    (Pinnacleplus(TM))                                9,351               (151)              1,413              10,613
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                 5,201             (7,485)             16,370              14,086
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                          21,116             (1,984)             43,195              62,327
  Touchstone Enhanced Dividend 30
    (Grandmaster(TM)) (May 1)*                            -                 (4)              2,809               2,805
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                  3,074             (3,876)              1,187                 385
  Touchstone Enhanced Dividend 30
    (Pinnacleplus(TM))                               10,353                (44)                579              10,888
  Touchstone Enhanced ETF
    (AnnuiChoice(TM)) (November 22)*                    271                  -                   -                 271
  Touchstone Enhanced ETF
    (Grandmaster(TM)) (November 22)*                      -                (39)              2,244               2,205
  Touchstone Enhanced ETF
    (IQ Annuity(TM)) (November 22)*                       -                  -                 102                 102
  Touchstone Enhanced ETF
    (IQ Advisor Enhanced(TM)) (July 22)*              3,220                  -                   -               3,220
  Touchstone Enhanced ETF
    (IQ Advisor Standard(TM)) (July 22)*                  -                  -              23,688              23,688
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                 1,209             (3,272)            (30,619)            (32,682)
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                           1,597             (1,631)             10,130              10,096
  Touchstone Growth & Income
    (Grandmaster(TM)) (May 1)*                            -                (37)              6,970               6,933
  Touchstone Growth & Income
    (IQ Annuity(TM))                                  5,537             (5,042)                514               1,009
  Touchstone Growth & Income
    (Pinnacleplus(TM))                                4,526               (307)              1,105               5,324
  Touchstone High Yield
    (AnnuiChoice(TM))                                 1,037             (5,746)             (6,972)            (11,681)
  Touchstone High Yield
    (GrandMaster flex3(TM))                          24,002             (4,323)            (70,986)            (51,307)
  Touchstone High Yield
    (Grandmaster(TM))                                 1,596               (505)             89,912              91,003
  Touchstone High Yield
    (IQ Annuity(TM))                                 89,407            (62,154)            (30,069)             (2,816)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)           INVESTMENTS        DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
    (Pinnacleplus(TM))                     $           17,681    $            1,105    $            1,792    $           20,578
  Touchstone Moderate ETF
    (AnnuiChoice(TM))
    (November 22)*                                      1,048                   510                 3,642                 5,200
  Touchstone Moderate ETF
    (GrandMaster flex3(TM))
    (November 22)*                                      1,839                     3                 3,424                 5,266
  Touchstone Moderate ETF
    (Grandmaster(TM)) (November 22)*                      247                     -                   305                   552
  Touchstone Moderate ETF
    (IQ Annuity(TM)) (November 22)*                       277                     -                   746                 1,023
  Touchstone Moderate ETF
    (IQ Advisor Enhanced(TM))
    (July 22)*                                             58                     -                   440                   498
  Touchstone Moderate ETF
    (IQ Advisor Standard(TM))
    (July 22)*                                            324                     3                 3,796                 4,123
  Touchstone Money Market
    (AnnuiChoice(TM))                                     556                     -                     -                   556
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                                 (45,194)              929,885               415,257             1,299,948
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                           (25,021)              211,073               326,212               512,264
  Touchstone Third Avenue Value
    (Grandmaster(TM)) (May 1)*                           (203)                2,731                23,418                25,946
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                                  (72,911)            1,211,833                88,319             1,227,241
  Touchstone Third Avenue Value
    (Pinnacleplus(TM))                                 (5,839)                2,457               105,596               102,214
  Touchstone Third Avenue Value
    (IQ Advisor Standard(TM))
    (January 16)*                                          84                     3                 3,794                 3,881
  Touchstone Value Plus
    (AnnuiChoice(TM))                                  (4,093)              102,992                18,328               117,227
  Touchstone Value Plus
    (GrandMaster flex3(TM))                            (3,424)               50,169               (20,538)               26,207
  Touchstone Value Plus
    (Grandmaster(TM)) (May 1)*                            168                    44                 7,230                 7,442
  Touchstone Value Plus
    (IQ Annuity(TM))                                   (5,885)               89,679               (16,821)               66,973
  Touchstone Value Plus
    (Pinnacleplus(TM))                                    (25)                   49                 1,637                 1,661
  JP Morgan Bond (AnnuiChoice(TM))                     25,172               (11,907)               11,173                24,438
  JP Morgan Bond
    (GrandMaster flex3(TM))                            77,585               (49,005)               (1,160)               27,420
  JP Morgan Bond (Grandmaster(TM))
    (May 1)*                                             (246)                  189                 1,375                 1,318
  JP Morgan Bond (IQ3(TM))                             64,857                 4,878               (23,149)               46,586
  JP Morgan Bond (Pinnacleplus(TM))                     6,028                (1,466)                 (774)                3,788
  JP Morgan Bond
    (IQ Advisor Standard(TM))
    (January 16)*                                         (21)                    -                   266                   245
  JP Morgan International Equity
    (AnnuiChoice(TM))                                    (308)                3,499                10,713                13,904
  JP Morgan International Equity
    (GrandMaster flex3(TM))                            (1,881)               19,551                11,228                28,898
  JP Morgan International Equity
    (Grandmaster(TM)) (May 1)*                           (101)                    3                 3,439                 3,341
  JP Morgan International Equity
    (IQ3(TM))                                          (3,057)                9,354                20,303                26,600
  JP Morgan International Equity
    (Pinnacleplus(TM))                                   (114)                   65                 1,572                 1,523
  JP Morgan Mid Cap Value
    (AnnuiChoice(TM))                                     357                71,316                13,244                84,917
  JP Morgan Mid Cap Value
    (GrandMaster flex3(TM))                            (4,309)               26,574                81,187               103,452
  JP Morgan Mid Cap Value
    (Grandmaster(TM)) (May 1)*                           (667)                1,869                12,293                13,495
  JP Morgan Mid Cap Value (IQ3(TM))                    (1,895)               68,993               145,354               212,452
  JP Morgan Mid Cap Value
    (Pinnacleplus(TM))                                 (1,769)                1,796                36,034                36,061
INITIAL CLASS:
  Touchstone Money Market
    (GrandMaster flex3(TM))                               (60)                    -                     -                   (60)
  Touchstone Money Market
    (IQ Annuity(TM))                                   (7,596)                    -                     -                (7,596)
  Touchstone Money Market ETF
    (IQ Advisor Standard(TM))
    (November 22)*                                         51                     -                     -                    51
  Fidelity VIP Equity-Income
    (Grandmaster(TM))                                 293,343              (307,186)            3,954,116             3,940,273
  Fidelity VIP Growth (Grandmaster(TM))              (327,709)           (6,556,843)            7,208,937               324,385
  Fidelity VIP High Income
    (Grandmaster(TM))                                 732,060               549,463              (451,265)              830,258
  Fidelity VIP II Asset Manager
    (Grandmaster(TM))                                 225,170            (1,047,919)            1,644,370               821,621
  Fidelity VIP II Asset Manager:
    Growth (Grandmaster(TM)) (May 7)**                 90,295            (1,144,472)            1,042,388               (11,789)
  Fidelity VIP II Contrafund
    (Grandmaster(TM))                                (299,619)            1,484,191             2,604,805             3,789,377
  Fidelity VIP II Index 500
    (Grandmaster(TM))                                  14,954            (1,557,597)            3,395,296             1,852,653
  Fidelity VIP II Index 500
    (IQ Annuity(TM))                                      971               (47,018)              170,775               124,728
  Fidelity VIP II Investment Grade Bond
    (Grandmaster(TM))                                 896,515                92,611              (560,432)              428,694
  Fidelity VIP II Investment Grade Bond
    (IQ Annuity(TM))                                  138,452                35,961              (109,570)               64,843
  Fidelity VIP III Balanced
    (Grandmaster(TM))                                  22,579                23,052                65,256               110,887
  Fidelity VIP III Growth & Income
    (Grandmaster(TM))                                 (44,769)             (457,831)              922,661               420,061
  Fidelity VIP III Growth Opportunities
    (Grandmaster(TM))                                 (27,751)             (155,601)              358,894               175,542
  Fidelity VIP Overseas
    (Grandmaster(TM))                                 (17,489)              694,411               459,531             1,136,453

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                                                CONTRACT       NET TRANSFERS       CONTRACT        ASSETS FROM
                                         CONTRIBUTIONS FROM TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE     CONTRACT RELATED
                 DIVISION                 CONTRACT HOLDERS      BENEFITS          OPTIONS          CHARGES         TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
    (Pinnacleplus(TM))                     $      140,514    $         (755)   $      (24,795)   $         (614)   $       114,350
  Touchstone Moderate ETF
    (AnnuiChoice(TM))
    (November 22)*                                 30,600              (883)          195,742              (476)           224,983
  Touchstone Moderate ETF
    (GrandMaster flex3(TM))
    (November 22)*                                306,684                 -            72,733                 -            379,417
  Touchstone Moderate ETF
    (Grandmaster(TM)) (November 22)*                    -                 -            48,658               (30)            48,628
  Touchstone Moderate ETF
    (IQ Annuity(TM)) (November 22)*                34,434                 -            46,687               (21)            81,100
  Touchstone Moderate ETF
    (IQ Advisor Enhanced(TM))
    (July 22)*                                     12,637                 -                (5)                -             12,632
  Touchstone Moderate ETF
    (IQ Advisor Standard(TM))
    (July 22)*                                     72,869                 -               (12)                -             72,857
  Touchstone Money Market
    (AnnuiChoice(TM))                                   -              (674)          (13,341)           (1,147)           (15,162)
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                             160,713          (412,079)          445,235           (40,268)           153,601
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                       764,625           (61,732)          649,365            (3,188)         1,349,070
  Touchstone Third Avenue Value
    (Grandmaster(TM)) (May 1)*                      5,600           (22,841)          267,721               (17)           250,463
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                              507,314          (607,667)          (16,127)           (4,560)          (121,040)
  Touchstone Third Avenue Value
    (Pinnacleplus(TM))                            401,175            (3,314)          184,228              (588)           581,501
  Touchstone Third Avenue Value
    (IQ Advisor Standard(TM))
    (January 16)*                                  57,228                 -                 1                 -             57,229
  Touchstone Value Plus
    (AnnuiChoice(TM))                              18,006          (179,696)         (220,212)           (7,753)          (389,655)
  Touchstone Value Plus
    (GrandMaster flex3(TM))                         8,432           (35,893)         (132,131)             (907)          (160,499)
  Touchstone Value Plus
    (Grandmaster(TM)) (May 1)*                      7,725              (658)           78,309                (7)            85,369
  Touchstone Value Plus
    (IQ Annuity(TM))                               51,188           (93,864)          (28,444)             (690)           (71,810)
  Touchstone Value Plus
    (Pinnacleplus(TM))                              9,855              (176)            7,138               (12)            16,805
  JP Morgan Bond (AnnuiChoice(TM))                 98,138           (37,714)         (680,966)           (3,123)          (623,665)
  JP Morgan Bond
    (GrandMaster flex3(TM))                       215,464           (41,999)         (138,172)           (4,422)            30,871
  JP Morgan Bond (Grandmaster(TM))
    (May 1)*                                            -            (6,448)           93,064                (9)            86,607
  JP Morgan Bond (IQ3(TM))                        129,171          (487,808)         (200,945)           (1,352)          (560,934)
  JP Morgan Bond (Pinnacleplus(TM))               190,557            (8,543)           66,179              (210)           247,983
  JP Morgan Bond
    (IQ Advisor Standard(TM))
    (January 16)*                                  45,958                 -                20                 -             45,978
  JP Morgan International Equity
    (AnnuiChoice(TM))                                 631              (890)           65,714              (467)            64,988
  JP Morgan International Equity
    (GrandMaster flex3(TM))                        39,176           (10,057)          (21,900)             (327)             6,892
  JP Morgan International Equity
    (Grandmaster(TM)) (May 1)*                          -                 -            54,180                 -             54,180
  JP Morgan International Equity
    (IQ3(TM))                                      79,748          (591,885)          620,798              (147)           108,514
  JP Morgan International Equity
    (Pinnacleplus(TM))                              8,925              (439)            2,620               (31)            11,075
  JP Morgan Mid Cap Value
    (AnnuiChoice(TM))                              33,791           (79,251)          168,707            (4,557)           118,690
  JP Morgan Mid Cap Value
    (GrandMaster flex3(TM))                        51,201           (54,704)          136,454            (2,094)           130,857
  JP Morgan Mid Cap Value
    (Grandmaster(TM)) (May 1)*                      1,504           (14,119)          200,199               (13)           187,571
  JP Morgan Mid Cap Value (IQ3(TM))                94,088          (101,683)          879,608            (1,373)           870,640
  JP Morgan Mid Cap Value
    (Pinnacleplus(TM))                             76,092            (9,085)           83,974              (108)           150,873
INITIAL CLASS:
  Touchstone Money Market
    (GrandMaster flex3(TM))                             -                 -           (86,338)                -            (86,338)
  Touchstone Money Market
    (IQ Annuity(TM))                              195,436        (5,626,352)        2,679,639            (1,157)        (2,752,434)
  Touchstone Money Market ETF
    (IQ Advisor Standard(TM))
    (November 22)*                                250,000                 -          (250,051)                -                (51)
  Fidelity VIP Equity-Income
    (Grandmaster(TM))                             282,965        (6,903,154)       (2,757,563)          (18,915)        (9,396,667)
  Fidelity VIP Growth (Grandmaster(TM))           191,043        (4,844,454)       (2,924,115)          (15,854)        (7,593,380)
  Fidelity VIP High Income
    (Grandmaster(TM))                              69,133        (2,314,169)       (3,163,421)           (3,399)        (5,411,856)
  Fidelity VIP II Asset Manager
    (Grandmaster(TM))                             118,669        (3,105,098)        3,021,796           (10,224)            25,143
  Fidelity VIP II Asset Manager:
    Growth (Grandmaster(TM)) (May 7)**             21,728          (213,988)       (4,909,560)           (1,134)        (5,102,954)
  Fidelity VIP II Contrafund
    (Grandmaster(TM))                             188,654        (4,757,945)         (654,768)          (15,816)        (5,239,875)
  Fidelity VIP II Index 500
    (Grandmaster(TM))                              93,528        (2,909,520)       (3,087,892)          (11,071)        (5,914,955)
  Fidelity VIP II Index 500
    (IQ Annuity(TM))                                5,865          (395,405)         (298,759)           (1,469)          (689,768)
  Fidelity VIP II Investment Grade Bond
    (Grandmaster(TM))                              52,381        (2,452,161)       (4,255,130)           (4,648)        (6,659,558)
  Fidelity VIP II Investment Grade Bond
    (IQ Annuity(TM))                               83,572          (721,462)          (66,201)             (396)          (704,487)
  Fidelity VIP III Balanced
    (Grandmaster(TM))                              13,075          (513,165)          (68,179)           (1,375)          (569,644)
  Fidelity VIP III Growth & Income
    (Grandmaster(TM))                              28,031        (1,797,757)        4,476,044            (4,852)         2,701,466
  Fidelity VIP III Growth Opportunities
    (Grandmaster(TM))                               8,184          (506,804)         (308,553)           (2,363)          (809,536)
  Fidelity VIP Overseas
    (Grandmaster(TM))                              39,714        (1,812,405)           50,525            (5,558)        (1,727,724)

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
    (Pinnacleplus(TM))                     $            134,928    $            173,642   $            308,570
  Touchstone Moderate ETF
    (AnnuiChoice(TM))
    (November 22)*                                      230,183                       -                230,183
  Touchstone Moderate ETF
    (GrandMaster flex3(TM))
    (November 22)*                                      384,683                       -                384,683
  Touchstone Moderate ETF
    (Grandmaster(TM)) (November 22)*                     49,180                       -                 49,180
  Touchstone Moderate ETF
    (IQ Annuity(TM)) (November 22)*                      82,123                       -                 82,123
  Touchstone Moderate ETF
    (IQ Advisor Enhanced(TM))
    (July 22)*                                           13,130                       -                 13,130
  Touchstone Moderate ETF
    (IQ Advisor Standard(TM))
    (July 22)*                                           76,980                       -                 76,980
  Touchstone Money Market
    (AnnuiChoice(TM))                                   (14,606)                181,793                167,187
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                                 1,453,549               5,603,318              7,056,867
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                           1,861,334               1,608,571              3,469,905
  Touchstone Third Avenue Value
    (Grandmaster(TM)) (May 1)*                          276,409                       -                276,409
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                                  1,106,201               6,033,286              7,139,487
  Touchstone Third Avenue Value
    (Pinnacleplus(TM))                                  683,715                  76,847                760,562
  Touchstone Third Avenue Value
    (IQ Advisor Standard(TM))
    (January 16)*                                        61,110                       -                 61,110
  Touchstone Value Plus
    (AnnuiChoice(TM))                                  (272,428)              1,522,693              1,250,265
  Touchstone Value Plus
    (GrandMaster flex3(TM))                            (134,292)                420,767                286,475
  Touchstone Value Plus
    (Grandmaster(TM)) (May 1)*                           92,811                       -                 92,811
  Touchstone Value Plus
    (IQ Annuity(TM))                                     (4,837)                824,891                820,054
  Touchstone Value Plus
    (Pinnacleplus(TM))                                   18,466                   3,357                 21,823
  JP Morgan Bond (AnnuiChoice(TM))                     (599,227)              1,243,312                644,085
  JP Morgan Bond
    (GrandMaster flex3(TM))                              58,291               1,522,837              1,581,128
  JP Morgan Bond (Grandmaster(TM))
    (May 1)*                                             87,925                       -                 87,925
  JP Morgan Bond (IQ3(TM))                             (514,348)              2,017,605              1,503,257
  JP Morgan Bond (Pinnacleplus(TM))                     251,771                  20,496                272,267
  JP Morgan Bond
    (IQ Advisor Standard(TM))
    (January 16)*                                        46,223                       -                 46,223
  JP Morgan International Equity
    (AnnuiChoice(TM))                                    78,892                  22,951                101,843
  JP Morgan International Equity
    (GrandMaster flex3(TM))                              35,790                 174,366                210,156
  JP Morgan International Equity
    (Grandmaster(TM)) (May 1)*                           57,521                       -                 57,521
  JP Morgan International Equity
    (IQ3(TM))                                           135,114                 217,382                352,496
  JP Morgan International Equity
    (Pinnacleplus(TM))                                   12,598                   1,404                 14,002
  JP Morgan Mid Cap Value
    (AnnuiChoice(TM))                                   203,607                 341,189                544,796
  JP Morgan Mid Cap Value
    (GrandMaster flex3(TM))                             234,309                 494,435                728,744
  JP Morgan Mid Cap Value
    (Grandmaster(TM)) (May 1)*                          201,066                       -                201,066
  JP Morgan Mid Cap Value (IQ3(TM))                   1,083,092                 666,589              1,749,681
  JP Morgan Mid Cap Value
    (Pinnacleplus(TM))                                  186,934                 109,240                296,174
INITIAL CLASS:
  Touchstone Money Market
    (GrandMaster flex3(TM))                             (86,398)                 86,398                      -
  Touchstone Money Market
    (IQ Annuity(TM))                                 (2,760,030)              3,794,704              1,034,674
  Touchstone Money Market ETF
    (IQ Advisor Standard(TM))
    (November 22)*                                            -                       -                      -
  Fidelity VIP Equity-Income
    (Grandmaster(TM))                                (5,456,394)             46,745,638             41,289,244
  Fidelity VIP Growth (Grandmaster(TM))              (7,268,995)             34,226,139             26,957,144
  Fidelity VIP High Income
    (Grandmaster(TM))                                (4,581,598)             14,454,739              9,873,141
  Fidelity VIP II Asset Manager
    (Grandmaster(TM))                                   846,764              18,515,276             19,362,040
  Fidelity VIP II Asset Manager:
    Growth (Grandmaster(TM)) (May 7)**               (5,114,743)              5,114,743                      -
  Fidelity VIP II Contrafund
    (Grandmaster(TM))                                (1,450,498)             31,160,483             29,709,985
  Fidelity VIP II Index 500
    (Grandmaster(TM))                                (4,062,302)             25,304,036             21,241,734
  Fidelity VIP II Index 500
    (IQ Annuity(TM))                                   (565,040)              1,956,207              1,391,167
  Fidelity VIP II Investment Grade Bond
    (Grandmaster(TM))                                (6,230,864)             18,340,889             12,110,025
  Fidelity VIP II Investment Grade Bond
    (IQ Annuity(TM))                                   (639,644)              2,443,448              1,803,804
  Fidelity VIP III Balanced
    (Grandmaster(TM))                                  (458,757)              3,155,659              2,696,902
  Fidelity VIP III Growth & Income
    (Grandmaster(TM))                                 3,121,527               8,075,285             11,196,812
  Fidelity VIP III Growth Opportunities
    (Grandmaster(TM))                                  (633,994)              3,869,128              3,235,134
  Fidelity VIP Overseas
    (Grandmaster(TM))                                  (591,271)             11,057,886             10,466,615

                                                                       UNIT TRANSACTIONS
                                           ------------------------------------------------------------------------------
                                                                                         UNITS             INCREASE
                 DIVISION                  UNITS PURCHASED      UNITS REDEEMED        TRANSFERRED     (DECREASE) IN UNITS
-------------------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
    (Pinnacleplus(TM))                               13,119               (125)             (2,314)                10,680
  Touchstone Moderate ETF
    (AnnuiChoice(TM))
    (November 22)*                                    3,033               (134)             19,536                 22,435
  Touchstone Moderate ETF
    (GrandMaster flex3(TM))
    (November 22)*                                   30,392                  -               7,138                 37,530
  Touchstone Moderate ETF
    (Grandmaster(TM)) (November 22)*                      -                 (3)              4,801                  4,798
  Touchstone Moderate ETF
    (IQ Annuity(TM)) (November 22)*                   3,362                 (2)              4,652                  8,012
  Touchstone Moderate ETF
    (IQ Advisor Enhanced(TM))
    (July 22)*                                        1,226                  -                   -                  1,226
  Touchstone Moderate ETF
    (IQ Advisor Standard(TM))
    (July 22)*                                        7,181                  -                   -                  7,181
  Touchstone Money Market
    (AnnuiChoice(TM))                                     -               (179)             (1,307)                (1,486)
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                                12,435            (33,861)             26,132                  4,706
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                          66,235             (5,771)             52,727                113,191
  Touchstone Third Avenue Value
    (Grandmaster(TM)) (May 1)*                          516             (2,043)             24,258                 22,731
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                                 42,374            (50,996)            (16,323)               (24,945)
  Touchstone Third Avenue Value
    (Pinnacleplus(TM))                               31,022               (290)             14,168                 44,900
  Touchstone Third Avenue Value
    (IQ Advisor Standard(TM))
    (January 16)*                                     5,131                  -                   -                  5,131
  Touchstone Value Plus
    (AnnuiChoice(TM))                                 2,164            (20,349)            (23,896)               (42,081)
  Touchstone Value Plus
    (GrandMaster flex3(TM))                             876             (3,769)            (13,331)               (16,224)
  Touchstone Value Plus
    (Grandmaster(TM)) (May 1)*                          769                (65)              7,803                  8,507
  Touchstone Value Plus
    (IQ Annuity(TM))                                  5,667            (10,516)             (3,243)                (8,092)
  Touchstone Value Plus
    (Pinnacleplus(TM))                                  883                (17)                642                  1,508
  JP Morgan Bond (AnnuiChoice(TM))                    8,912             (3,745)            (62,088)               (56,921)
  JP Morgan Bond
    (GrandMaster flex3(TM))                          19,858             (4,322)            (13,965)                 1,571
  JP Morgan Bond (Grandmaster(TM))
    (May 1)*                                              -               (637)              9,124                  8,487
  JP Morgan Bond (IQ3(TM))                           11,790            (44,725)            (18,350)               (51,285)
  JP Morgan Bond (Pinnacleplus(TM))                  18,987               (881)              6,551                 24,657
  JP Morgan Bond
    (IQ Advisor Standard(TM))
    (January 16)*                                     4,514                  -                   -                  4,514
  JP Morgan International Equity
    (AnnuiChoice(TM))                                    57               (119)              6,063                  6,001
  JP Morgan International Equity
    (GrandMaster flex3(TM))                           3,746               (954)             (2,195)                   597
  JP Morgan International Equity
    (Grandmaster(TM)) (May 1)*                            -                  -               4,929                  4,929
  JP Morgan International Equity
    (IQ3(TM))                                         7,628            (54,377)             54,879                  8,130
  JP Morgan International Equity
    (Pinnacleplus(TM))                                  716                (38)                215                    893
  JP Morgan Mid Cap Value
    (AnnuiChoice(TM))                                 2,733             (6,370)             13,216                  9,579
  JP Morgan Mid Cap Value
    (GrandMaster flex3(TM))                           4,189             (4,828)             10,745                 10,106
  JP Morgan Mid Cap Value
    (Grandmaster(TM)) (May 1)*                          146             (1,278)             18,616                 17,484
  JP Morgan Mid Cap Value (IQ3(TM))                   7,503             (8,219)             68,873                 68,157
  JP Morgan Mid Cap Value
    (Pinnacleplus(TM))                                6,343               (763)              6,901                 12,481
INITIAL CLASS:
  Touchstone Money Market
    (GrandMaster flex3(TM))                               -                  -              (8,692)                (8,692)
  Touchstone Money Market
    (IQ Annuity(TM))                                 19,554           (562,518)            267,615               (275,349)
  Touchstone Money Market ETF
    (IQ Advisor Standard(TM))
    (November 22)*                                   24,893                  -             (24,893)                     -
  Fidelity VIP Equity-Income
    (Grandmaster(TM))                                 6,543           (159,475)            (63,822)              (216,754)
  Fidelity VIP Growth (Grandmaster(TM))               3,846           (100,035)            (60,393)              (156,582)
  Fidelity VIP High Income
    (Grandmaster(TM))                                 4,584           (151,809)           (211,665)              (358,890)
  Fidelity VIP II Asset Manager
    (Grandmaster(TM))                                 3,886           (103,223)            102,426                  3,089
  Fidelity VIP II Asset Manager:
    Growth (Grandmaster(TM)) (May 7)**                1,172            (11,389)           (265,808)              (276,025)
  Fidelity VIP II Contrafund
    (Grandmaster(TM))                                 6,514           (163,822)            (23,459)              (180,767)
  Fidelity VIP II Index 500
    (Grandmaster(TM))                                 3,588           (112,486)           (119,691)              (228,589)
  Fidelity VIP II Index 500
    (IQ Annuity(TM))                                    683            (45,802)            (34,789)               (79,908)
  Fidelity VIP II Investment Grade Bond
    (Grandmaster(TM))                                 1,873            (87,595)           (151,996)              (237,718)
  Fidelity VIP II Investment Grade Bond
    (IQ Annuity(TM))                                  6,332            (53,726)             (5,028)               (52,422)
  Fidelity VIP III Balanced
    (Grandmaster(TM))                                   999            (39,395)             (4,872)               (43,268)
  Fidelity VIP III Growth & Income
    (Grandmaster(TM))                                 1,978           (125,216)            308,165                184,927
  Fidelity VIP III Growth Opportunities
    (Grandmaster(TM))                                   801            (49,497)            (30,243)               (78,939)
  Fidelity VIP Overseas
    (Grandmaster(TM))                                 1,841            (83,972)              1,761                (80,370)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)           INVESTMENTS        DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  Touchstone Money Market
    (AnnuiChoice(TM))                      $            4,139    $                -    $                -    $            4,139
  Touchstone Money Market
    (GrandMaster flex3(TM))                           (12,226)                    -                     -               (12,226)
  Touchstone Money Market
    (Grandmaster(TM))                                  (7,217)                    -                     -                (7,217)
  Touchstone Money Market
    (IQ Annuity(TM))                                     (346)                    -                     -                  (346)
  Fidelity VIP Equity-Income
    (IQ Annuity(TM))                                    7,065                35,477               113,601               156,143
  Fidelity VIP Growth (IQ Annuity(TM))                (28,167)               71,765               (19,194)               24,404
  Fidelity VIP High Income
    (IQ Annuity(TM))                                  379,971              (172,332)             (157,225)               50,414
  Fidelity VIP II Asset Manager
    (IQ Annuity(TM))                                    4,405                 7,132                 1,017                12,554
  Fidelity VIP II Asset Manager:
    Growth (IQ Annuity(TM)) (May 7)**                   1,318                   676                (2,459)                 (465)
  Fidelity VIP II Contrafund
    (IQ Annuity(TM))                                  (25,756)              350,425               (21,187)              303,482
  Fidelity VIP III Balanced
    (IQ Annuity(TM))                                    2,709                12,584                (1,277)               14,016
  Fidelity VIP III Growth & Income
    (IQ Annuity(TM))                                   (4,011)               (5,016)               41,124                32,097
  Fidelity VIP III Growth Opportunities
    (IQ Annuity(TM))                                   (2,306)               (2,745)               16,627                11,576
  Fidelity VIP III Mid Cap
    (Grandmaster(TM))                                 (87,055)            1,588,353              (236,959)            1,264,339
  Fidelity VIP III Mid Cap
    (IQ Annuity(TM))                                  (40,563)              236,540               354,249               550,226
  Fidelity VIP Overseas (IQ Annuity(TM))                 (281)               47,542               (16,142)               31,119
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                  (3,975)               (6,679)               75,681                65,027
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                            (4,913)               21,477                22,198                38,762
  MFS Capital Opportunities
    (Grandmaster(TM))                                  (7,190)               57,044                 4,101                53,955
  MFS Capital Opportunities
    (IQ Annuity(TM))                                  (14,269)              (42,878)              178,887               121,740
  MFS Capital Opportunities
    (Pinnacleplus(TM))                                 (1,207)                  555                 8,837                 8,185
  MFS Emerging Growth (AnnuiChoice(TM))                (2,970)               57,688               (32,915)               21,803
  MFS Emerging Growth
    (GrandMaster flex3(TM))                            (1,288)                8,407                  (443)                6,676
  MFS Emerging Growth (Grandmaster(TM))                (2,651)                8,909                 2,393                 8,651
  MFS Emerging Growth (IQ Annuity(TM))                (15,661)              (26,987)              153,778               111,130
  MFS Emerging Growth (Pinnacleplus(TM))                 (218)                   73                 1,155                 1,010
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                  (8,244)                6,292                71,131                69,179
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                            (8,470)               28,213                26,622                46,365
  MFS Investors Growth Stock
    (Grandmaster(TM))                                  (1,981)                6,372                    80                 4,471
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                   (9,817)               57,700                (8,151)               39,732
  MFS Investors Growth Stock
    (Pinnacleplus(TM))                                 (1,442)                   (3)               14,020                12,575
  MFS Investors Trust
    (AnnuiChoice(TM)) (May 7)**                           379                17,574               (27,153)               (9,200)
  MFS Investors Trust
    (GrandMaster flex3(TM)) (May 7)**                    (135)               10,629               (12,281)               (1,787)
  MFS Investors Trust
    (Grandmaster(TM)) (May 7)**                          (183)               20,129               (22,249)               (2,303)
  MFS Investors Trust
    (IQ Annuity(TM)) (May 7)**                           (379)               10,549               (19,093)               (8,923)
  MFS Investors Trust
    (Pinnacleplus(TM)) (May 7)**                          (11)                  298                  (461)                 (174)
  MFS Mid Cap Growth (AnnuiChoice(TM))                (12,787)              151,761                19,933               158,907
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                            (6,317)               57,046                (1,619)               49,110
  MFS Mid Cap Growth (Grandmaster(TM))                (15,085)              130,600                (6,170)              109,345
  MFS Mid Cap Growth (IQ Annuity(TM))                 (25,393)              333,048               (25,781)              281,874
  MFS Mid Cap Growth (Pinnacleplus(TM))                (1,785)                1,465                 9,942                 9,622
  MFS New Discovery (AnnuiChoice(TM))                  (4,150)                9,575                16,039                21,464
  MFS New Discovery
    (GrandMaster flex3(TM))                            (1,092)                1,216                 5,482                 5,606
  MFS New Discovery (Grandmaster(TM))                  (9,692)               97,786               (69,027)               19,067
  MFS New Discovery (IQ Annuity(TM))                  (12,809)               56,166               (12,912)               30,445
  MFS New Discovery (Pinnacleplus(TM))                   (282)                   11                 1,336                 1,065
  MFS Research
    (AnnuiChoice(TM)) (May 7)**                         2,441                12,025               (14,674)                 (208)
  MFS Research
    (GrandMaster flex3(TM)) (May 7)**                     733                17,890               (19,781)               (1,158)
  MFS Research
    (Grandmaster(TM)) (May 7)**                           310                 1,289                (2,563)                 (964)
  MFS Research (IQ3(TM)) (May 7)**                        439                14,598               (15,059)                  (22)
  MFS Research
    (Pinnacleplus(TM)) (May 7)**                          529                (5,455)                    -                (4,926)

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                                                CONTRACT        NET TRANSFERS       CONTRACT        ASSETS FROM
                                         CONTRIBUTIONS FROM TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE     CONTRACT RELATED
                 DIVISION                 CONTRACT HOLDERS      BENEFITS          OPTIONS          CHARGES         TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  Touchstone Money Market
    (AnnuiChoice(TM))                      $      209,958    $   (2,553,805)   $    2,113,334    $      (32,871)   $      (263,384)
  Touchstone Money Market
    (GrandMaster flex3(TM))                     3,562,146          (172,368)       (3,686,176)           (5,439)          (301,837)
  Touchstone Money Market
    (Grandmaster(TM))                           1,702,701       (12,614,163)        6,589,764            (4,157)        (4,325,855)
  Touchstone Money Market
    (IQ Annuity(TM))                                   (1)          (55,220)          (37,259)             (331)           (92,811)
  Fidelity VIP Equity-Income
    (IQ Annuity(TM))                               42,166          (295,427)           45,541              (546)          (208,266)
  Fidelity VIP Growth (IQ Annuity(TM))             69,498          (557,099)           (8,346)           (1,153)          (497,100)
  Fidelity VIP High Income
    (IQ Annuity(TM))                               25,685        (1,149,207)       (1,750,025)             (657)        (2,874,204)
  Fidelity VIP II Asset Manager
    (IQ Annuity(TM))                                  277           (84,474)           40,142              (255)           (44,310)
  Fidelity VIP II Asset Manager:
    Growth (IQ Annuity(TM)) (May 7)**                   -            (2,932)          (75,380)              (24)           (78,336)
  Fidelity VIP II Contrafund
    (IQ Annuity(TM))                                7,552          (272,049)         (187,472)           (1,213)          (453,182)
  Fidelity VIP III Balanced
    (IQ Annuity(TM))                               23,365           (55,521)          (68,158)             (222)          (100,536)
  Fidelity VIP III Growth & Income
    (IQ Annuity(TM))                                  250           (60,118)         (131,694)             (393)          (191,955)
  Fidelity VIP III Growth Opportunities
    (IQ Annuity(TM))                               11,023           (29,238)          (53,588)             (184)           (71,987)
  Fidelity VIP III Mid Cap
    (Grandmaster(TM))                              12,306        (1,492,851)       (2,453,444)           (1,803)        (3,935,792)
  Fidelity VIP III Mid Cap
    (IQ Annuity(TM))                               30,992          (962,823)          501,740              (702)          (430,793)
  Fidelity VIP Overseas (IQ Annuity(TM))           27,552           (84,855)          (88,049)             (119)          (145,471)
  MFS Capital Opportunities
    (AnnuiChoice(TM))                               5,121           (93,232)          432,874            (2,353)           342,410
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                        15,591           (10,985)           89,429              (407)            93,628
  MFS Capital Opportunities
    (Grandmaster(TM))                                 600          (149,019)          115,081              (158)           (33,496)
  MFS Capital Opportunities
    (IQ Annuity(TM))                                4,214          (156,929)          136,642              (570)           (16,643)
  MFS Capital Opportunities
    (Pinnacleplus(TM))                             10,500           (17,216)           84,203              (167)            77,320
  MFS Emerging Growth (AnnuiChoice(TM))            10,670           (19,600)         (125,319)           (1,704)          (135,953)
  MFS Emerging Growth
    (GrandMaster flex3(TM))                        48,956            (8,735)         (113,918)              (32)           (73,729)
  MFS Emerging Growth (Grandmaster(TM))               913           (32,802)           91,700               (63)            59,748
  MFS Emerging Growth (IQ Annuity(TM))             28,276          (117,566)         (272,571)             (468)          (362,329)
  MFS Emerging Growth (Pinnacleplus(TM))            7,875              (354)                2                (4)             7,519
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                              21,493           (15,544)          297,151            (4,847)           298,253
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                        13,053            (5,675)           73,185              (502)            80,061
  MFS Investors Growth Stock
    (Grandmaster(TM))                               2,055            (9,594)           43,989               (70)            36,380
  MFS Investors Growth Stock
    (IQ Annuity(TM))                               46,135          (149,195)         (687,412)             (524)          (790,996)
  MFS Investors Growth Stock
    (Pinnacleplus(TM))                             33,319            (2,216)          112,641               (79)           143,665
  MFS Investors Trust
    (AnnuiChoice(TM)) (May 7)**                    27,440            (8,465)         (448,322)             (547)          (429,894)
  MFS Investors Trust
    (GrandMaster flex3(TM)) (May 7)**               7,000              (625)          (84,603)              (31)           (78,259)
  MFS Investors Trust
    (Grandmaster(TM)) (May 7)**                         -           (18,568)         (135,811)               (3)          (154,382)
  MFS Investors Trust
    (IQ Annuity(TM)) (May 7)**                     19,039           (33,816)         (356,918)              (88)          (371,783)
  MFS Investors Trust
    (Pinnacleplus(TM)) (May 7)**                        -                 -            (6,711)                -             (6,711)
  MFS Mid Cap Growth (AnnuiChoice(TM))             26,384          (116,222)         (798,128)           (9,563)          (897,529)
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                        88,618           (15,269)          (15,357)           (1,156)            56,836
  MFS Mid Cap Growth (Grandmaster(TM))             12,994          (168,969)          101,918              (315)           (54,372)
  MFS Mid Cap Growth (IQ Annuity(TM))             128,403          (521,216)       (5,066,896)             (951)        (5,460,660)
  MFS Mid Cap Growth (Pinnacleplus(TM))            15,053           (17,294)           91,474              (207)            89,026
  MFS New Discovery (AnnuiChoice(TM))              15,112           (23,563)          (51,820)           (2,830)           (63,101)
  MFS New Discovery
    (GrandMaster flex3(TM))                        23,936            (2,885)           38,354               (67)            59,338
  MFS New Discovery (Grandmaster(TM))               4,145          (127,720)          (91,907)             (219)          (215,701)
  MFS New Discovery (IQ Annuity(TM))               40,349          (163,742)          (98,445)             (369)          (222,207)
  MFS New Discovery (Pinnacleplus(TM))                  -                 -             8,544                 -              8,544
  MFS Research
    (AnnuiChoice(TM)) (May 7)**                     7,002            (2,444)         (384,257)             (855)          (380,554)
  MFS Research
    (GrandMaster flex3(TM)) (May 7)**              36,650              (361)         (164,661)             (119)          (128,491)
  MFS Research
    (Grandmaster(TM)) (May 7)**                         -            (1,346)          (19,209)               (3)           (20,558)
  MFS Research (IQ3(TM)) (May 7)**                 15,387            (5,850)         (109,823)              (11)          (100,297)
  MFS Research
    (Pinnacleplus(TM)) (May 7)**                   97,996              (429)          (92,625)              (16)             4,926

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  Touchstone Money Market
    (AnnuiChoice(TM))                      $           (259,245)   $          4,681,458   $          4,422,213
  Touchstone Money Market
    (GrandMaster flex3(TM))                            (314,063)              1,434,200              1,120,137
  Touchstone Money Market
    (Grandmaster(TM))                                (4,333,072)             12,229,631              7,896,559
  Touchstone Money Market
    (IQ Annuity(TM))                                    (93,157)                334,438                241,281
  Fidelity VIP Equity-Income
    (IQ Annuity(TM))                                    (52,123)              1,783,922              1,731,799
  Fidelity VIP Growth (IQ Annuity(TM))                 (472,696)              2,605,995              2,133,299
  Fidelity VIP High Income
    (IQ Annuity(TM))                                 (2,823,790)              5,142,851              2,319,061
  Fidelity VIP II Asset Manager
    (IQ Annuity(TM))                                    (31,756)                343,959                312,203
  Fidelity VIP II Asset Manager:
    Growth (IQ Annuity(TM)) (May 7)**                   (78,801)                 78,801                      -
  Fidelity VIP II Contrafund
    (IQ Annuity(TM))                                   (149,700)              2,627,933              2,478,233
  Fidelity VIP III Balanced
    (IQ Annuity(TM))                                    (86,520)                449,158                362,638
  Fidelity VIP III Growth & Income
    (IQ Annuity(TM))                                   (159,858)                922,904                763,046
  Fidelity VIP III Growth Opportunities
    (IQ Annuity(TM))                                    (60,411)                290,612                230,201
  Fidelity VIP III Mid Cap
    (Grandmaster(TM))                                (2,671,453)              9,478,440              6,806,987
  Fidelity VIP III Mid Cap
    (IQ Annuity(TM))                                    119,433               2,750,714              2,870,147
  Fidelity VIP Overseas (IQ Annuity(TM))               (114,352)                429,324                314,972
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                   407,437                 178,201                585,638
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                             132,390                 267,975                400,365
  MFS Capital Opportunities
    (Grandmaster(TM))                                    20,459                 564,312                584,771
  MFS Capital Opportunities
    (IQ Annuity(TM))                                    105,097               1,048,622              1,153,719
  MFS Capital Opportunities
    (Pinnacleplus(TM))                                   85,505                  15,956                101,461
  MFS Emerging Growth (AnnuiChoice(TM))                (114,150)                334,624                220,474
  MFS Emerging Growth
    (GrandMaster flex3(TM))                             (67,053)                129,562                 62,509
  MFS Emerging Growth (Grandmaster(TM))                  68,399                  96,731                165,130
  MFS Emerging Growth (IQ Annuity(TM))                 (251,199)              1,074,185                822,986
  MFS Emerging Growth (Pinnacleplus(TM))                  8,529                   6,584                 15,113
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                   367,432                 571,163                938,595
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                             126,426                 488,278                614,704
  MFS Investors Growth Stock
    (Grandmaster(TM))                                    40,851                  79,438                120,289
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                   (751,264)              1,263,718                512,454
  MFS Investors Growth Stock
    (Pinnacleplus(TM))                                  156,240                       -                156,240
  MFS Investors Trust
    (AnnuiChoice(TM)) (May 7)**                        (439,094)                439,094                      -
  MFS Investors Trust
    (GrandMaster flex3(TM)) (May 7)**                   (80,046)                 80,046                      -
  MFS Investors Trust
    (Grandmaster(TM)) (May 7)**                        (156,685)                156,685                      -
  MFS Investors Trust
    (IQ Annuity(TM)) (May 7)**                         (380,706)                380,706                      -
  MFS Investors Trust
    (Pinnacleplus(TM)) (May 7)**                         (6,885)                  6,885                      -
  MFS Mid Cap Growth (AnnuiChoice(TM))                 (738,622)              1,850,510              1,111,888
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                             105,946                 344,987                450,933
  MFS Mid Cap Growth (Grandmaster(TM))                   54,973                 996,342              1,051,315
  MFS Mid Cap Growth (IQ Annuity(TM))                (5,178,786)              6,561,352              1,382,566
  MFS Mid Cap Growth (Pinnacleplus(TM))                  98,648                  29,910                128,558
  MFS New Discovery (AnnuiChoice(TM))                   (41,637)                515,987                474,350
  MFS New Discovery
    (GrandMaster flex3(TM))                              64,944                  55,660                120,604
  MFS New Discovery (Grandmaster(TM))                  (196,634)                838,893                642,259
  MFS New Discovery (IQ Annuity(TM))                   (191,762)                983,659                791,897
  MFS New Discovery (Pinnacleplus(TM))                    9,609                  12,941                 22,550
  MFS Research
    (AnnuiChoice(TM)) (May 7)**                        (380,762)                380,762                      -
  MFS Research
    (GrandMaster flex3(TM)) (May 7)**                  (129,649)                129,649                      -
  MFS Research
    (Grandmaster(TM)) (May 7)**                         (21,522)                 21,522                      -
  MFS Research (IQ3(TM)) (May 7)**                     (100,319)                100,319                      -
  MFS Research
    (Pinnacleplus(TM)) (May 7)**                              -                       -                      -

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                       UNITS             INCREASE
                 DIVISION                  UNITS PURCHASED     UNITS REDEEMED        TRANSFERRED   (DECREASE) IN UNITS
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  Touchstone Money Market
    (AnnuiChoice(TM))                                23,881           (262,180)            211,879             (26,420)
  Touchstone Money Market
    (GrandMaster flex3(TM))                         359,916            (18,827)           (372,054)            (30,965)
  Touchstone Money Market
    (Grandmaster(TM))                               170,982         (1,267,013)            661,420            (434,611)
  Touchstone Money Market
    (IQ Annuity(TM))                                      -             (5,547)             (3,726)             (9,273)
  Fidelity VIP Equity-Income
    (IQ Annuity(TM))                                  4,187            (28,699)              4,276             (20,236)
  Fidelity VIP Growth (IQ Annuity(TM))                8,583            (73,041)              1,728             (62,730)
  Fidelity VIP High Income
    (IQ Annuity(TM))                                  3,033           (136,391)           (220,261)           (353,619)
  Fidelity VIP II Asset Manager
    (IQ Annuity(TM))                                     28             (8,708)              4,212              (4,468)
  Fidelity VIP II Asset Manager:
    Growth (IQ Annuity(TM)) (May 7)**                     -               (351)             (9,166)             (9,517)
  Fidelity VIP II Contrafund
    (IQ Annuity(TM))                                    706            (24,937)            (18,446)            (42,677)
  Fidelity VIP III Balanced
    (IQ Annuity(TM))                                  2,518             (5,746)             (7,211)            (10,439)
  Fidelity VIP III Growth & Income
    (IQ Annuity(TM))                                     28             (6,667)            (14,498)            (21,137)
  Fidelity VIP III Growth Opportunities
    (IQ Annuity(TM))                                  1,666             (4,331)             (8,084)            (10,749)
  Fidelity VIP III Mid Cap
    (Grandmaster(TM))                                   589            (69,977)           (128,052)           (197,440)
  Fidelity VIP III Mid Cap
    (IQ Annuity(TM))                                  1,419            (44,820)             23,564             (19,837)
  Fidelity VIP Overseas (IQ Annuity(TM))              3,062             (8,962)             (9,905)            (15,805)
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                   836            (14,784)             68,113              54,165
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                           1,640             (1,172)              9,632              10,100
  MFS Capital Opportunities
    (Grandmaster(TM))                                    80            (21,372)             16,139              (5,153)
  MFS Capital Opportunities
    (IQ Annuity(TM))                                    671            (24,584)             23,177                (736)
  MFS Capital Opportunities
    (Pinnacleplus(TM))                                  931             (1,601)              7,713               7,043
  MFS Emerging Growth (AnnuiChoice(TM))               1,884             (3,619)            (21,345)            (23,080)
  MFS Emerging Growth
    (GrandMaster flex3(TM))                           4,932               (879)            (11,651)             (7,598)
  MFS Emerging Growth (Grandmaster(TM))                 129             (4,817)             12,487               7,799
  MFS Emerging Growth (IQ Annuity(TM))                5,695            (23,495)            (50,245)            (68,045)
  MFS Emerging Growth (Pinnacleplus(TM))                696                (32)                  -                 664
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                 2,810             (2,576)             37,652              37,886
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                           1,442               (660)              8,165               8,947
  MFS Investors Growth Stock
    (Grandmaster(TM))                                   282             (1,311)              5,466               4,437
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                  7,616            (24,371)           (110,984)           (127,739)
  MFS Investors Growth Stock
    (Pinnacleplus(TM))                                3,263               (225)             11,025              14,063
  MFS Investors Trust
    (AnnuiChoice(TM)) (May 7)**                       3,522             (1,124)            (58,050)            (55,652)
  MFS Investors Trust
    (GrandMaster flex3(TM)) (May 7)**                   709                (66)             (8,811)             (8,168)
  MFS Investors Trust
    (Grandmaster(TM)) (May 7)**                           -             (2,205)            (16,448)            (18,653)
  MFS Investors Trust
    (IQ Annuity(TM)) (May 7)**                        2,464             (4,383)            (47,977)            (49,896)
  MFS Investors Trust
    (Pinnacleplus(TM)) (May 7)**                          -                  -                (634)               (634)
  MFS Mid Cap Growth (AnnuiChoice(TM))                4,683            (21,019)           (132,641)           (148,977)
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                           8,879             (1,593)             (1,554)              5,732
  MFS Mid Cap Growth (Grandmaster(TM))                2,048            (27,218)             14,729             (10,441)
  MFS Mid Cap Growth (IQ Annuity(TM))                21,066            (82,625)           (822,941)           (884,500)
  MFS Mid Cap Growth (Pinnacleplus(TM))               1,285             (1,549)              8,006               7,742
  MFS New Discovery (AnnuiChoice(TM))                 1,887             (3,105)             (6,415)             (7,633)
  MFS New Discovery
    (GrandMaster flex3(TM))                           2,434               (303)              3,833               5,964
  MFS New Discovery (Grandmaster(TM))                   510            (15,623)            (12,832)            (27,945)
  MFS New Discovery (IQ Annuity(TM))                  4,724            (20,514)            (12,314)            (28,104)
  MFS New Discovery (Pinnacleplus(TM))                    -                  -                 781                 781
  MFS Research
    (AnnuiChoice(TM)) (May 7)**                         980               (465)            (55,778)            (55,263)
  MFS Research
    (GrandMaster flex3(TM)) (May 7)**                 3,675                (50)            (17,088)            (13,463)
  MFS Research
    (Grandmaster(TM)) (May 7)**                           -               (163)             (2,551)             (2,714)
  MFS Research (IQ3(TM)) (May 7)**                    1,492               (569)            (10,975)            (10,052)
  MFS Research
    (Pinnacleplus(TM)) (May 7)**                      8,567                (40)             (8,527)                  -

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)           INVESTMENTS        DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS: (CONTINUED)
  MFS Total Return (AnnuiChoice(TM))       $           26,967    $           66,431    $          381,229    $          474,627
  MFS Total Return
    (GrandMaster flex3(TM))                              (210)               62,236                96,986               159,012
  MFS Total Return (Grandmaster(TM))                   14,170               306,617               307,585               628,372
  MFS Total Return (IQ Annuity(TM))                     4,502               111,826               320,661               436,989
  MFS Total Return (Pinnacleplus(TM))                  (2,573)                  709                49,479                47,615
SERVICE CLASS 2:
  Touchstone Money Market
    (IQ Annuity(TM))                                  (59,236)                    -                     -               (59,236)
  Fidelity VIP Aggressive Growth
    (IQ Annuity(TM)) (May 7)**                            (18)                   42                   (38)                  (14)
  Fidelity VIP Asset Manager
    (AnnuiChoice(TM))                                   8,113                40,752               (28,661)               20,204
  Fidelity VIP Asset Manager
    (GrandMaster flex3(TM)) (May 1)*                     (168)                  283                 1,793                 1,908
  Fidelity VIP Asset Manager (IQ3)                        694                 5,601                11,519                17,814
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM))                                 (1,137)                 (284)                6,881                 5,460
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (May 7)**                          210                (1,209)                 (342)               (1,341)
  Fidelity VIP Asset Manager: Growth
    (AnnuiChoice(TM)) (May 7)**                         2,267                 9,936               (16,193)               (3,990)
  Fidelity VIP Asset Manager: Growth
    (IQ Annuity(TM)) (May 7)**                          3,108                21,638               (25,456)                 (710)
  Fidelity VIP Balanced
    (AnnuiChoice(TM))                                  12,490                27,344                26,250                66,084
  Fidelity VIP Balanced
    (GrandMaster flex3(TM))                            (1,328)                  199                 5,761                 4,632
  Fidelity VIP Balanced (IQ3(TM))                       1,451                79,888               (48,147)               33,192
  Fidelity VIP Balanced
    (Pinnacleplus(TM))                                   (482)                  133                 4,925                 4,576
  Fidelity VIP Contrafund
    (AnnuiChoice(TM))                                 (32,052)              434,638               132,635               535,221
  Fidelity VIP Contrafund
    (GrandMaster flex3(TM))                           (50,941)              285,195               335,210               569,464
  Fidelity VIP Contrafund (IQ3)                       (52,146)              164,271               397,523               509,648
  Fidelity VIP Contrafund
    (Pinnacleplus(TM))                                 (7,675)                2,081                76,235                70,641
  Fidelity VIP Contrafund
    (IQ Advisor Standard(TM))
    (January 16)*                                         (30)                    -                 1,089                 1,059
  Fidelity VIP Dynamic Capital
    Appreciation (AnnuiChoice(TM))                       (155)                  441                  (230)                   56
  Fidelity VIP Dynamic Capital
    Appreciation (Grandmaster(TM))
    (May 1)*                                             (112)                   (9)                  483                   362
  Fidelity VIP Dynamic Capital
    Appreciation (IQ Annuity(TM))                        (101)                    5                    82                   (14)
  Fidelity VIP Equity-Income
    (AnnuiChoice(TM))                                  26,763               278,644                93,951               399,358
  Fidelity VIP Equity-Income
    (GrandMaster flex3(TM))                            (1,947)               82,402                94,515               174,970
  Fidelity VIP Equity-Income (IQ3(TM))                  3,732               364,303               (65,788)              302,247
  Fidelity VIP Equity-Income
    (Pinnacleplus(TM))                                 (2,766)                1,807                26,453                25,494
  Fidelity VIP Equity-Income
    (IQ Advisor Standard(TM))
    (January 16)*                                         (30)                    -                 1,362                 1,332
  Fidelity VIP Growth & Income
    (AnnuiChoice(TM))                                  (3,074)              191,283              (130,738)               57,471
  Fidelity VIP Growth & Income
    (GrandMaster flex3(TM))                            (4,092)               11,001                17,080                23,989
  Fidelity VIP Growth & Income (IQ3(TM))               (7,503)               34,135                12,927                39,559
  Fidelity VIP Growth & Income
    (Pinnacleplus(TM))                                 (3,610)                3,136                16,417                15,943
  Fidelity VIP Growth (AnnuiChoice(TM))               (24,287)              242,883              (113,989)              104,607
  Fidelity VIP Growth
    (GrandMaster flex3(TM))                           (17,436)              (26,948)               56,992                12,608
  Fidelity VIP Growth (IQ3(TM))                       (28,091)               13,945                49,428                35,282
  Fidelity VIP Growth (Pinnacleplus(TM))               (1,800)                  297                 1,633                   130
  Fidelity VIP Growth Opportunities
    (AnnuiChoice(TM))                                    (992)               26,889               (20,132)                5,765
  Fidelity VIP Growth Opportunities
    (GrandMaster flex3(TM))                            (1,174)               14,307                (7,868)                5,265
  Fidelity VIP Growth Opportunities
    (IQ3(TM))                                          (3,445)                 (301)               (3,643)               (7,389)
  Fidelity VIP Growth Opportunities
    (Pinnacleplus(TM))                                   (177)                   (6)                1,352                 1,169
  Fidelity VIP High Income
    (AnnuiChoice(TM))                                 212,240               (51,379)              (33,264)              127,597
  Fidelity VIP High Income
    (GrandMaster flex3(TM))                           215,630              (154,133)              133,294               194,791
  Fidelity VIP High Income (IQ3(TM))                  320,540               271,177              (250,897)              340,820
  Fidelity VIP High Income
    (Pinnacleplus(TM))                                  1,938                   (34)                1,495                 3,399
  Fidelity VIP Index 500
    (AnnuiChoice(TM))                                   4,061               192,509               (19,352)              177,218
  Fidelity VIP Index 500 (IQ3(TM))                      5,038               182,847               (69,277)              118,608
  Fidelity VIP Index 500
    (Pinnacleplus(TM))                                   (196)                  (22)                1,221                 1,003

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                                                CONTRACT        NET TRANSFERS       CONTRACT        ASSETS FROM
                                         CONTRIBUTIONS FROM TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE     CONTRACT RELATED
                 DIVISION                 CONTRACT HOLDERS      BENEFITS           OPTIONS          CHARGES         TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS: (CONTINUED)
  MFS Total Return (AnnuiChoice(TM))       $      224,915    $     (341,000)   $       97,366    $      (26,907)   $       (45,626)
  MFS Total Return
    (GrandMaster flex3(TM))                       402,188           (41,146)          (20,227)           (2,182)           338,633
  MFS Total Return (Grandmaster(TM))               25,755        (1,051,872)         (128,206)           (2,052)        (1,156,375)
  MFS Total Return (IQ Annuity(TM))               694,277          (690,627)         (199,601)           (4,942)          (200,893)
  MFS Total Return (Pinnacleplus(TM))             372,530            (7,730)          110,092              (484)           474,408
SERVICE CLASS 2:
  Touchstone Money Market
    (IQ Annuity(TM))                            6,450,934        (7,778,871)         (224,443)          (38,088)        (1,590,468)
  Fidelity VIP Aggressive Growth
    (IQ Annuity(TM)) (May 7)**                          -                 -            (3,314)                -             (3,314)
  Fidelity VIP Asset Manager
    (AnnuiChoice(TM))                              45,943          (142,329)           50,139            (3,191)           (49,438)
  Fidelity VIP Asset Manager
    (GrandMaster flex3(TM)) (May 1)*               37,698                 -              (248)                -             37,450
  Fidelity VIP Asset Manager (IQ3)                 55,199           (34,545)          212,106              (347)           232,413
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM))                                788           (25,629)          170,799              (383)           145,575
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (May 7)**                   25,903                 -           (36,565)              (41)           (10,703)
  Fidelity VIP Asset Manager: Growth
    (AnnuiChoice(TM)) (May 7)**                       210            (1,625)         (137,735)             (475)          (139,625)
  Fidelity VIP Asset Manager: Growth
    (IQ Annuity(TM)) (May 7)**                      9,395           (60,094)         (198,739)             (105)          (249,543)
  Fidelity VIP Balanced
    (AnnuiChoice(TM))                               7,642          (196,831)          303,073           (11,544)           102,340
  Fidelity VIP Balanced
    (GrandMaster flex3(TM))                       104,346            (3,059)           44,750              (152)           145,885
  Fidelity VIP Balanced (IQ3(TM))                  76,078          (252,963)          221,450            (1,618)            42,947
  Fidelity VIP Balanced
    (Pinnacleplus(TM))                             84,988            (1,859)            9,087              (552)            91,664
  Fidelity VIP Contrafund
    (AnnuiChoice(TM))                             323,304          (299,602)        1,124,869           (22,074)         1,126,497
  Fidelity VIP Contrafund
    (GrandMaster flex3(TM))                       781,729          (145,615)        1,255,342            (8,152)         1,883,304
  Fidelity VIP Contrafund (IQ3)                 1,216,141          (400,209)          719,340            (4,642)         1,530,630
  Fidelity VIP Contrafund
    (Pinnacleplus(TM))                            431,550            (4,279)          120,327              (605)           546,993
  Fidelity VIP Contrafund
    (IQ Advisor Standard(TM))
    (January 16)*                                  65,654                 -                (7)                -             65,647
  Fidelity VIP Dynamic Capital
    Appreciation (AnnuiChoice(TM))                    862            (1,583)            1,585              (142)               722
  Fidelity VIP Dynamic Capital
    Appreciation (Grandmaster(TM))
    (May 1)*                                            -            (2,990)           17,543               (12)            14,541
  Fidelity VIP Dynamic Capital
    Appreciation (IQ Annuity(TM))                       -                 -             1,065                (1)             1,064
  Fidelity VIP Equity-Income
    (AnnuiChoice(TM))                             468,365          (184,467)          (18,781)          (22,834)           242,283
  Fidelity VIP Equity-Income
    (GrandMaster flex3(TM))                       253,200           (65,147)          468,471            (4,278)           652,246
  Fidelity VIP Equity-Income (IQ3(TM))            195,443          (382,883)          125,791            (3,752)           (65,401)
  Fidelity VIP Equity-Income
    (Pinnacleplus(TM))                            250,114            (2,617)           44,494              (357)           291,634
  Fidelity VIP Equity-Income
    (IQ Advisor Standard(TM))
    (January 16)*                                  65,654                 -               (10)                -             65,644
  Fidelity VIP Growth & Income
    (AnnuiChoice(TM))                             208,266          (380,027)         (406,676)          (14,609)          (593,046)
  Fidelity VIP Growth & Income
    (GrandMaster flex3(TM))                       173,464           (18,045)          130,168              (768)           284,819
  Fidelity VIP Growth & Income (IQ3(TM))           63,754          (112,032)         (353,324)             (724)          (402,326)
  Fidelity VIP Growth & Income
    (Pinnacleplus(TM))                            187,257            (2,663)          (34,349)             (115)           150,130
  Fidelity VIP Growth (AnnuiChoice(TM))           178,714          (240,686)          945,340           (17,140)           866,228
  Fidelity VIP Growth
    (GrandMaster flex3(TM))                       238,337           (17,105)          164,174            (1,271)           384,135
  Fidelity VIP Growth (IQ3(TM))                   464,140          (325,555)        1,212,226            (6,562)         1,344,249
  Fidelity VIP Growth (Pinnacleplus(TM))           86,982              (752)           26,254              (209)           112,275
  Fidelity VIP Growth Opportunities
    (AnnuiChoice(TM))                               5,420           (44,640)          (28,460)             (759)           (68,439)
  Fidelity VIP Growth Opportunities
    (GrandMaster flex3(TM))                         8,695            (3,410)          (55,759)             (292)           (50,766)
  Fidelity VIP Growth Opportunities
    (IQ3(TM))                                      63,329           (38,628)           22,279              (344)            46,636
  Fidelity VIP Growth Opportunities
    (Pinnacleplus(TM))                             25,656              (435)               (2)              (20)            25,199
  Fidelity VIP High Income
    (AnnuiChoice(TM))                              81,112          (128,646)          (34,239)          (11,050)           (92,823)
  Fidelity VIP High Income
    (GrandMaster flex3(TM))                     1,089,424           (54,777)        2,749,858            (1,421)         3,783,084
  Fidelity VIP High Income (IQ3(TM))              118,507        (1,205,064)           67,537            (3,788)        (1,022,808)
  Fidelity VIP High Income
    (Pinnacleplus(TM))                             56,764              (309)            7,388               (44)            63,799
  Fidelity VIP Index 500
    (AnnuiChoice(TM))                              85,902          (284,359)         (170,153)          (12,810)          (381,420)
  Fidelity VIP Index 500 (IQ3(TM))                 88,582          (392,666)         (937,255)           (1,248)        (1,242,587)
  Fidelity VIP Index 500
    (Pinnacleplus(TM))                             17,217                 -             1,599                 -             18,816

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
SERVICE CLASS: (CONTINUED)
  MFS Total Return (AnnuiChoice(TM))       $            429,001    $          4,613,204   $          5,042,205
  MFS Total Return
    (GrandMaster flex3(TM))                             497,645               1,545,318              2,042,963
  MFS Total Return (Grandmaster(TM))                   (528,003)              7,574,165              7,046,162
  MFS Total Return (IQ Annuity(TM))                     236,096               4,596,674              4,832,770
  MFS Total Return (Pinnacleplus(TM))                   522,023                 135,968                657,991
SERVICE CLASS 2:
  Touchstone Money Market
    (IQ Annuity(TM))                                 (1,649,704)              7,619,520              5,969,816
  Fidelity VIP Aggressive Growth
    (IQ Annuity(TM)) (May 7)**                           (3,328)                  3,328                      -
  Fidelity VIP Asset Manager
    (AnnuiChoice(TM))                                   (29,234)                609,543                580,309
  Fidelity VIP Asset Manager
    (GrandMaster flex3(TM)) (May 1)*                     39,358                       -                 39,358
  Fidelity VIP Asset Manager (IQ3)                      250,227                 220,573                470,800
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM))                                  151,035                  22,269                173,304
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (May 7)**                        (12,044)                 12,044                      -
  Fidelity VIP Asset Manager: Growth
    (AnnuiChoice(TM)) (May 7)**                        (143,615)                143,615                      -
  Fidelity VIP Asset Manager: Growth
    (IQ Annuity(TM)) (May 7)**                         (250,253)                250,253                      -
  Fidelity VIP Balanced
    (AnnuiChoice(TM))                                   168,424               1,527,098              1,695,522
  Fidelity VIP Balanced
    (GrandMaster flex3(TM))                             150,517                  93,214                243,731
  Fidelity VIP Balanced (IQ3(TM))                        76,139                 801,541                877,680
  Fidelity VIP Balanced
    (Pinnacleplus(TM))                                   96,240                  61,950                158,190
  Fidelity VIP Contrafund
    (AnnuiChoice(TM))                                 1,661,718               2,870,221              4,531,939
  Fidelity VIP Contrafund
    (GrandMaster flex3(TM))                           2,452,768               3,030,186              5,482,954
  Fidelity VIP Contrafund (IQ3)                       2,040,278               2,633,209              4,673,487
  Fidelity VIP Contrafund
    (Pinnacleplus(TM))                                  617,634                 121,400                739,034
  Fidelity VIP Contrafund
    (IQ Advisor Standard(TM))
    (January 16)*                                        66,706                       -                 66,706
  Fidelity VIP Dynamic Capital
    Appreciation (AnnuiChoice(TM))                          778                  14,815                 15,593
  Fidelity VIP Dynamic Capital
    Appreciation (Grandmaster(TM))
    (May 1)*                                             14,903                       -                 14,903
  Fidelity VIP Dynamic Capital
    Appreciation (IQ Annuity(TM))                         1,050                   7,176                  8,226
  Fidelity VIP Equity-Income
    (AnnuiChoice(TM))                                   641,641               3,634,500              4,276,141
  Fidelity VIP Equity-Income
    (GrandMaster flex3(TM))                             827,216               1,204,592              2,031,808
  Fidelity VIP Equity-Income (IQ3(TM))                  236,846               2,883,339              3,120,185
  Fidelity VIP Equity-Income
    (Pinnacleplus(TM))                                  317,128                  29,843                346,971
  Fidelity VIP Equity-Income
    (IQ Advisor Standard(TM))
    (January 16)*                                        66,976                       -                 66,976
  Fidelity VIP Growth & Income
    (AnnuiChoice(TM))                                  (535,575)              2,622,399              2,086,824
  Fidelity VIP Growth & Income
    (GrandMaster flex3(TM))                             308,808                 227,337                536,145
  Fidelity VIP Growth & Income (IQ3(TM))               (362,767)              1,542,060              1,179,293
  Fidelity VIP Growth & Income
    (Pinnacleplus(TM))                                  166,073                 235,659                401,732
  Fidelity VIP Growth (AnnuiChoice(TM))                 970,835               2,237,389              3,208,224
  Fidelity VIP Growth
    (GrandMaster flex3(TM))                             396,743               1,030,719              1,427,462
  Fidelity VIP Growth (IQ3(TM))                       1,379,531               1,950,712              3,330,243
  Fidelity VIP Growth (Pinnacleplus(TM))                112,405                  38,625                151,030
  Fidelity VIP Growth Opportunities
    (AnnuiChoice(TM))                                   (62,674)                154,086                 91,412
  Fidelity VIP Growth Opportunities
    (GrandMaster flex3(TM))                             (45,501)                164,365                118,864
  Fidelity VIP Growth Opportunities
    (IQ3(TM))                                            39,247                 125,307                164,554
  Fidelity VIP Growth Opportunities
    (Pinnacleplus(TM))                                   26,368                       -                 26,368
  Fidelity VIP High Income
    (AnnuiChoice(TM))                                    34,774               3,111,471              3,146,245
  Fidelity VIP High Income
    (GrandMaster flex3(TM))                           3,977,875               3,396,002              7,373,877
  Fidelity VIP High Income (IQ3(TM))                   (681,988)              8,116,774              7,434,786
  Fidelity VIP High Income
    (Pinnacleplus(TM))                                   67,198                   7,935                 75,133
  Fidelity VIP Index 500
    (AnnuiChoice(TM))                                  (204,202)              2,321,909              2,117,707
  Fidelity VIP Index 500 (IQ3(TM))                   (1,123,979)              2,426,730              1,302,751
  Fidelity VIP Index 500
    (Pinnacleplus(TM))                                   19,819                       -                 19,819

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                      UNITS              INCREASE
                 DIVISION                  UNITS PURCHASED     UNITS REDEEMED      TRANSFERRED     (DECREASE) IN UNITS
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS: (CONTINUED)
  MFS Total Return (AnnuiChoice(TM))                 20,711            (33,508)             10,090              (2,707)
  MFS Total Return
    (GrandMaster flex3(TM))                          37,091             (4,045)             (2,231)             30,815
  MFS Total Return (Grandmaster(TM))                  2,422            (97,752)            (12,776)           (108,106)
  MFS Total Return (IQ Annuity(TM))                  57,294            (57,865)            (14,715)            (15,286)
  MFS Total Return (Pinnacleplus(TM))                34,361               (745)             10,206              43,822
SERVICE CLASS 2:
  Touchstone Money Market
    (IQ Annuity(TM))                                652,625           (791,090)            (24,751)           (163,216)
  Fidelity VIP Aggressive Growth
    (IQ Annuity(TM)) (May 7)**                            -                  -                (379)               (379)
  Fidelity VIP Asset Manager
    (AnnuiChoice(TM))                                 4,667            (14,930)              4,979              (5,284)
  Fidelity VIP Asset Manager
    (GrandMaster flex3(TM)) (May 1)*                  3,799                  -                   -               3,799
  Fidelity VIP Asset Manager (IQ3)                    5,405             (3,431)             21,261              23,235
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM))                                   77             (2,505)             16,316              13,888
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (May 7)**                      2,371                 (4)             (3,500)             (1,133)
  Fidelity VIP Asset Manager: Growth
    (AnnuiChoice(TM)) (May 7)**                          23               (227)            (15,526)            (15,730)
  Fidelity VIP Asset Manager: Growth
    (IQ Annuity(TM)) (May 7)**                          999             (6,324)            (21,326)            (26,651)
  Fidelity VIP Balanced
    (AnnuiChoice(TM))                                   847            (20,810)             30,120              10,157
  Fidelity VIP Balanced
    (GrandMaster flex3(TM))                           9,175               (289)              3,853              12,739
  Fidelity VIP Balanced (IQ3(TM))                     7,827            (25,443)             22,167               4,551
  Fidelity VIP Balanced
    (Pinnacleplus(TM))                                8,100               (230)                867               8,737
  Fidelity VIP Contrafund
    (AnnuiChoice(TM))                                30,961            (30,183)            107,327             108,105
  Fidelity VIP Contrafund
    (GrandMaster flex3(TM))                          69,492            (13,631)            110,418             166,279
  Fidelity VIP Contrafund (IQ3)                     108,197            (36,175)             65,843             137,865
  Fidelity VIP Contrafund
    (Pinnacleplus(TM))                               37,236               (413)             10,323              47,146
  Fidelity VIP Contrafund
    (IQ Advisor Standard(TM))
    (January 16)*                                     5,872                  -                   -               5,872
  Fidelity VIP Dynamic Capital
    Appreciation (AnnuiChoice(TM))                       81               (159)                145                  67
  Fidelity VIP Dynamic Capital
    Appreciation (Grandmaster(TM))
    (May 1)*                                              -               (285)              1,683               1,398
  Fidelity VIP Dynamic Capital
    Appreciation (IQ Annuity(TM))                         -                  -                 105                 105
  Fidelity VIP Equity-Income
    (AnnuiChoice(TM))                                46,084            (20,530)               (347)             25,207
  Fidelity VIP Equity-Income
    (GrandMaster flex3(TM))                          24,222             (6,554)             45,368              63,036
  Fidelity VIP Equity-Income (IQ3(TM))               19,883            (38,897)             15,375              (3,639)
  Fidelity VIP Equity-Income
    (Pinnacleplus(TM))                               21,588               (255)              3,954              25,287
  Fidelity VIP Equity-Income
    (IQ Advisor Standard(TM))
    (January 16)*                                     6,139                  -                   -               6,139
  Fidelity VIP Growth & Income
    (AnnuiChoice(TM))                                23,443            (43,506)            (48,251)            (68,314)
  Fidelity VIP Growth & Income
    (GrandMaster flex3(TM))                          16,477             (1,789)             12,706              27,394
  Fidelity VIP Growth & Income (IQ3(TM))              6,659            (12,000)            (37,850)            (43,191)
  Fidelity VIP Growth & Income
    (Pinnacleplus(TM))                               17,776               (264)             (3,165)             14,347
  Fidelity VIP Growth (AnnuiChoice(TM))              25,676            (37,052)            137,446             126,070
  Fidelity VIP Growth
    (GrandMaster flex3(TM))                          24,378             (1,883)             16,237              38,732
  Fidelity VIP Growth (IQ3(TM))                      60,713            (46,070)            159,622             174,265
  Fidelity VIP Growth (Pinnacleplus(TM))              7,701                (87)              2,402              10,016
  Fidelity VIP Growth Opportunities
    (AnnuiChoice(TM))                                   704             (4,830)             (3,202)             (7,328)
  Fidelity VIP Growth Opportunities
    (GrandMaster flex3(TM))                             858               (356)             (5,473)             (4,971)
  Fidelity VIP Growth Opportunities
    (IQ3(TM))                                         7,324             (4,504)                680               3,500
  Fidelity VIP Growth Opportunities
    (Pinnacleplus(TM))                                2,322                (42)                  1               2,281
  Fidelity VIP High Income
    (AnnuiChoice(TM))                                 7,800            (13,270)            (14,451)            (19,921)
  Fidelity VIP High Income
    (GrandMaster flex3(TM))                          93,927             (4,796)            211,642             300,773
  Fidelity VIP High Income (IQ3(TM))                 10,217           (104,049)            (12,431)           (106,263)
  Fidelity VIP High Income
    (Pinnacleplus(TM))                                5,141                (31)                686               5,796
  Fidelity VIP Index 500
    (AnnuiChoice(TM))                                10,555            (36,044)            (21,483)            (46,972)
  Fidelity VIP Index 500 (IQ3(TM))                    9,824            (43,162)           (105,617)           (138,955)
  Fidelity VIP Index 500
    (Pinnacleplus(TM))                                1,513                  -                 140               1,653

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)           INVESTMENTS        DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Investment Grade Bond
    (AnnuiChoice(TM))                      $          441,123    $           10,199    $         (238,606)   $          212,716
  Fidelity VIP Investment Grade Bond
    (GrandMaster flex3(TM)) (May 1)*                     (743)                   36                 2,704                 1,997
  Fidelity VIP Investment Grade Bond
    (IQ3(TM))                                         203,457               (49,662)              (30,789)              123,006
  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM))                                 16,238                  (111)               (6,649)                9,478
  Fidelity VIP Investment Grade Bond
    (IQ Advisor Standard(TM))
    (January 16)*                                         (21)                    -                   247                   226
  Fidelity VIP Mid Cap (AnnuiChoice(TM))              (41,775)              468,698               508,506               935,429
  Fidelity VIP Mid Cap
    (GrandMaster flex3(TM))                           (27,966)              123,756               345,963               441,753
  Fidelity VIP Mid Cap
    (Grandmaster(TM)) (May 1)*                            (49)                    4                 1,328                 1,283
  Fidelity VIP Mid Cap (IQ Annuity(TM))               (63,970)              370,979               366,374               673,383
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM))                                 (5,652)                7,061                86,799                88,208
  Fidelity VIP Mid Cap
    (IQ Advisor Enhanced(TM))
    (January 16)*                                         (11)                    -                   856                   845
  Fidelity VIP Mid Cap
    (IQ Advisor Standard(TM))
    (January 16)*                                           -                     -                     5                     5
  Fidelity VIP Overseas
    (AnnuiChoice(TM))                                    (353)               46,002                (5,517)               40,132
  Fidelity VIP Overseas
    (GrandMaster flex3(TM)) (May 1)*                      (61)                2,786                   574                 3,299
  Fidelity VIP Overseas (IQ3(TM))                      (3,473)               31,889                41,130                69,546
  Fidelity VIP Overseas
    (Pinnacleplus(TM))                                   (558)                  323                 7,988                 7,753
  Fidelity VIP Overseas
    (IQ Advisor Enhanced(TM))
    (January 16)*                                         (17)                    1                 1,079                 1,063
SERVICE SHARES:
  Janus Aspen Growth
    (AnnuiChoice(TM)) (May 7)**                        (2,410)               49,586               (78,563)              (31,387)
  Janus Aspen Growth
    (GrandMaster flex3(TM)) (May 7)**                    (166)                2,397                (2,663)                 (432)
  Janus Aspen Growth
    (Grandmaster(TM)) (May 7)**                          (622)                6,751                (9,226)               (3,097)
  Janus Aspen Growth
    (IQ Annuity(TM)) (May 7)**                         (4,427)               27,065               (74,311)              (51,673)
  Janus Aspen Growth
    (Pinnacleplus(TM)) (May 7)**                          (28)                 (378)                    -                  (406)
  Janus Aspen International Growth
    (AnnuiChoice(TM)) (May 7)**                          (837)               20,507               (17,692)                1,978
  Janus Aspen International Growth
    (GrandMaster flex3(TM)) (May 7)**                    (797)               18,567               (23,907)               (6,137)
  Janus Aspen International Growth
    (Grandmaster(TM)) (May 7)**                          (597)               12,171               (14,283)               (2,709)
  Janus Aspen International Growth
    (IQ Annuity(TM)) (May 7)**                        (11,302)              202,837              (193,110)               (1,575)
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (May 7)**                         (368)               (4,070)               (1,230)               (5,668)
  Janus Aspen Mid Cap Growth
    (AnnuiChoice(TM)) (May 7)**                        (1,420)               72,673               (65,213)                6,040
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM)) (May 7)**                    (412)               15,937               (13,221)                2,304
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM)) (May 7)**                          (395)                7,903                (6,074)                1,434
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM)) (May 7)**                         (3,706)               (8,754)             (105,904)             (118,364)
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM)) (May 7)**                        (2,281)               35,588               (49,042)              (15,735)
  Janus Aspen Worldwide Growth
    (GrandMaster flex3(TM)) (May 7)**                  (1,828)               45,113               (46,678)               (3,393)
  Janus Aspen Worldwide Growth
    (Grandmaster(TM)) (May 7)**                          (606)               11,226               (14,991)               (4,371)
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM)) (May 7)**                         (3,247)               39,362               (50,553)              (14,438)
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (May 7)**                         (308)               (3,953)                    -                (4,261)
CLASS 1:
  Touchstone Money Market
    (Pinnacleplus(TM))                                   (904)                    -                     -                  (904)
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                                   9,876                 8,517               (11,808)                6,585
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                            14,433                 4,832                (6,123)               13,142
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                          16,985                17,161               (49,406)              (15,260)
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                                  40,606               205,900               399,446               645,952
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                            22,799               270,950                73,840               367,589
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                          22,511               244,219                45,478               312,208
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                                  (4,499)                6,994                18,717                21,212
  Putnam VT Discovery Growth
    (GrandMaster flex3(TM))                              (739)                2,099                 1,872                 3,232
  Putnam VT Discovery Growth
    (Grandmaster(TM))                                    (423)                1,662                  (428)                  811
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                   (2,515)               11,689                  (831)                8,343
  Putnam VT Discovery Growth
    (Pinnacleplus(TM))                                   (233)                    1                 1,106                   874

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                                                CONTRACT       NET TRANSFERS       CONTRACT        ASSETS FROM
                                         CONTRIBUTIONS FROM TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE     CONTRACT RELATED
                 DIVISION                 CONTRACT HOLDERS      BENEFITS          OPTIONS          CHARGES         TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Investment Grade Bond
    (AnnuiChoice(TM))                      $      266,755    $     (788,338)   $        5,655    $      (47,393)   $      (563,321)
  Fidelity VIP Investment Grade Bond
    (GrandMaster flex3(TM)) (May 1)*               83,294              (324)           97,944               (53)           180,861
  Fidelity VIP Investment Grade Bond
    (IQ3(TM))                                   1,382,409          (820,142)          249,548            (5,972)           805,843
  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM))                             93,907            (7,477)           56,644              (137)           142,937
  Fidelity VIP Investment Grade Bond
    (IQ Advisor Standard(TM))
    (January 16)*                                  45,958                 -                 4                 -             45,962
  Fidelity VIP Mid Cap (AnnuiChoice(TM))          234,150          (492,100)          937,470           (26,836)           652,684
  Fidelity VIP Mid Cap
    (GrandMaster flex3(TM))                       195,255           (57,816)          688,891            (4,491)           821,839
  Fidelity VIP Mid Cap
    (Grandmaster(TM)) (May 1)*                          -                 -             6,006                 -              6,006
  Fidelity VIP Mid Cap (IQ Annuity(TM))           481,031          (788,179)          881,157           (14,535)           559,474
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM))                            101,832           (18,654)          281,534              (635)           364,077
  Fidelity VIP Mid Cap
    (IQ Advisor Enhanced(TM))
    (January 16)*                                   8,425                 -                 1                 -              8,426
  Fidelity VIP Mid Cap
    (IQ Advisor Standard(TM))
    (January 16)*                                   3,850                 -                (5)                -              3,845
  Fidelity VIP Overseas
    (AnnuiChoice(TM))                              30,962           (24,934)         (250,693)           (1,535)          (246,200)
  Fidelity VIP Overseas
    (GrandMaster flex3(TM)) (May 1)*                7,091                 -            (1,594)                -              5,497
  Fidelity VIP Overseas (IQ3(TM))                  49,885           (51,939)          167,066              (445)           164,567
  Fidelity VIP Overseas
    (Pinnacleplus(TM))                             12,615              (406)               43                (4)            12,248
  Fidelity VIP Overseas
    (IQ Advisor Enhanced(TM))
    (January 16)*                                  12,637                 -                 5                 -             12,642
SERVICE SHARES:
  Janus Aspen Growth
    (AnnuiChoice(TM)) (May 7)**                       738           (16,191)         (578,680)           (1,113)          (595,246)
  Janus Aspen Growth
    (GrandMaster flex3(TM)) (May 7)**              41,950                 -           (69,484)              (31)           (27,565)
  Janus Aspen Growth
    (Grandmaster(TM)) (May 7)**                         -            (2,998)         (157,580)               (6)          (160,584)
  Janus Aspen Growth
    (IQ Annuity(TM)) (May 7)**                      5,806           (14,694)         (890,251)             (130)          (899,269)
  Janus Aspen Growth
    (Pinnacleplus(TM)) (May 7)**                    7,875                 -            (7,469)                -                406
  Janus Aspen International Growth
    (AnnuiChoice(TM)) (May 7)**                     3,349           (39,286)         (225,534)             (368)          (261,839)
  Janus Aspen International Growth
    (GrandMaster flex3(TM)) (May 7)**              64,162              (417)         (166,381)              (56)          (102,692)
  Janus Aspen International Growth
    (Grandmaster(TM)) (May 7)**                         -            (1,553)         (117,757)               (6)          (119,316)
  Janus Aspen International Growth
    (IQ Annuity(TM)) (May 7)**                     19,491          (617,986)       (1,446,491)             (124)        (2,045,110)
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (May 7)**                   57,426              (486)          (73,292)              (32)           (16,384)
  Janus Aspen Mid Cap Growth
    (AnnuiChoice(TM)) (May 7)**                    31,435              (547)         (432,215)             (974)          (402,301)
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM)) (May 7)**                   -                 -           (75,608)               (5)           (75,613)
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM)) (May 7)**                         -            (5,725)          (78,178)               (9)           (83,912)
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM)) (May 7)**                      5,453           (39,548)         (570,939)              (55)          (605,089)
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM)) (May 7)**                    19,634           (46,124)         (596,106)           (1,133)          (623,729)
  Janus Aspen Worldwide Growth
    (GrandMaster flex3(TM)) (May 7)**              11,011            (2,279)         (317,924)              (87)          (309,279)
  Janus Aspen Worldwide Growth
    (Grandmaster(TM)) (May 7)**                        34            (2,682)         (112,286)                -           (114,934)
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM)) (May 7)**                     36,559           (19,315)         (596,689)              (47)          (579,492)
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (May 7)**                   61,237                 -           (56,969)               (7)             4,261
CLASS 1:
  Touchstone Money Market
    (Pinnacleplus(TM))                             82,394            (1,741)         (192,034)             (164)          (111,545)
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                              18,646           (22,702)         (175,100)             (634)          (179,790)
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                        39,731           (18,788)          (33,211)             (158)           (12,426)
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                     289,945           (22,155)         (691,832)             (403)          (424,445)
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                             106,886           (88,383)        1,082,497           (14,796)         1,086,204
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                       237,011           (99,250)         (341,657)           (1,493)          (205,389)
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                     229,925          (244,727)         (269,937)           (2,015)          (286,754)
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                              (2,151)         (135,932)          (74,545)           (2,622)          (215,250)
  Putnam VT Discovery Growth
    (GrandMaster flex3(TM))                        10,372            (8,168)            3,549               (35)             5,718
  Putnam VT Discovery Growth
    (Grandmaster(TM))                                 694            (8,384)          (38,544)              (39)           (46,273)
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                  846           (47,352)           (1,730)             (214)           (48,450)
  Putnam VT Discovery Growth
    (Pinnacleplus(TM))                                  -                 -            17,205               (44)            17,161

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Investment Grade Bond
    (AnnuiChoice(TM))                      $           (350,605)   $          7,463,111   $          7,112,506
  Fidelity VIP Investment Grade Bond
    (GrandMaster flex3(TM)) (May 1)*                    182,858                       -                182,858
  Fidelity VIP Investment Grade Bond
    (IQ3(TM))                                           928,849               3,836,159              4,765,008
  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM))                                  152,415                 299,559                451,974
  Fidelity VIP Investment Grade Bond
    (IQ Advisor Standard(TM))
    (January 16)*                                        46,188                       -                 46,188
  Fidelity VIP Mid Cap (AnnuiChoice(TM))              1,588,113               3,403,845              4,991,958
  Fidelity VIP Mid Cap
    (GrandMaster flex3(TM))                           1,263,592               1,231,639              2,495,231
  Fidelity VIP Mid Cap
    (Grandmaster(TM)) (May 1)*                            7,289                       -                  7,289
  Fidelity VIP Mid Cap (IQ Annuity(TM))               1,232,857               3,213,377              4,446,234
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM))                                  452,285                  80,593                532,878
  Fidelity VIP Mid Cap
    (IQ Advisor Enhanced(TM))
    (January 16)*                                         9,271                       -                  9,271
  Fidelity VIP Mid Cap
    (IQ Advisor Standard(TM))
    (January 16)*                                         3,850                       -                  3,850
  Fidelity VIP Overseas
    (AnnuiChoice(TM))                                  (206,068)                547,003                340,935
  Fidelity VIP Overseas
    (GrandMaster flex3(TM)) (May 1)*                      8,796                       -                  8,796
  Fidelity VIP Overseas (IQ3(TM))                       234,113                 498,648                732,761
  Fidelity VIP Overseas
    (Pinnacleplus(TM))                                   20,001                  59,411                 79,412
  Fidelity VIP Overseas
    (IQ Advisor Enhanced(TM))
    (January 16)*                                        13,705                       -                 13,705
SERVICE SHARES:
  Janus Aspen Growth
    (AnnuiChoice(TM)) (May 7)**                        (626,633)                626,633                      -
  Janus Aspen Growth
    (GrandMaster flex3(TM)) (May 7)**                   (27,997)                 27,997                      -
  Janus Aspen Growth
    (Grandmaster(TM)) (May 7)**                        (163,681)                163,681                      -
  Janus Aspen Growth
    (IQ Annuity(TM)) (May 7)**                         (950,942)                950,942                      -
  Janus Aspen Growth
    (Pinnacleplus(TM)) (May 7)**                              -                       -                      -
  Janus Aspen International Growth
    (AnnuiChoice(TM)) (May 7)**                        (259,861)                259,861                      -
  Janus Aspen International Growth
    (GrandMaster flex3(TM)) (May 7)**                  (108,829)                108,829                      -
  Janus Aspen International Growth
    (Grandmaster(TM)) (May 7)**                        (122,025)                122,025                      -
  Janus Aspen International Growth
    (IQ Annuity(TM)) (May 7)**                       (2,046,685)              2,046,685                      -
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (May 7)**                        (22,052)                 22,052                      -
  Janus Aspen Mid Cap Growth
    (AnnuiChoice(TM)) (May 7)**                        (396,261)                396,261                      -
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM)) (May 7)**                   (73,309)                 73,309                      -
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM)) (May 7)**                         (82,478)                 82,478                      -
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM)) (May 7)**                         (723,453)                723,453                      -
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM)) (May 7)**                        (639,464)                639,464                      -
  Janus Aspen Worldwide Growth
    (GrandMaster flex3(TM)) (May 7)**                  (312,672)                312,672                      -
  Janus Aspen Worldwide Growth
    (Grandmaster(TM)) (May 7)**                        (119,305)                119,305                      -
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM)) (May 7)**                         (593,930)                593,930                      -
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (May 7)**                              -                       -                      -
CLASS 1:
  Touchstone Money Market
    (Pinnacleplus(TM))                                 (112,449)                263,954                151,505
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                                  (173,205)                286,348                113,143
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                                 716                 175,070                175,786
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                          (439,705)                608,635                168,930
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                                 1,732,156               1,592,828              3,324,984
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                             162,200               1,327,462              1,489,662
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                            25,454               1,277,935              1,303,389
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                                  (194,038)                552,868                358,830
  Putnam VT Discovery Growth
    (GrandMaster flex3(TM))                               8,950                  42,540                 51,490
  Putnam VT Discovery Growth
    (Grandmaster(TM))                                   (45,462)                 62,507                 17,045
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                    (40,107)                199,180                159,073
  Putnam VT Discovery Growth
    (Pinnacleplus(TM))                                   18,035                   1,504                 19,539

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                       UNITS             INCREASE
                 DIVISION                  UNITS PURCHASED     UNITS REDEEMED       TRANSFERRED    (DECREASE) IN UNITS
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Investment Grade Bond
    (AnnuiChoice(TM))                                22,225            (68,976)               (497)            (47,248)
  Fidelity VIP Investment Grade Bond
    (GrandMaster flex3(TM)) (May 1)*                  8,202                (37)              9,571              17,736
  Fidelity VIP Investment Grade Bond
    (IQ3(TM))                                       117,447            (69,940)             21,621              69,128
  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM))                                9,279               (762)              5,609              14,126
  Fidelity VIP Investment Grade Bond
    (IQ Advisor Standard(TM))
    (January 16)*                                     4,515                  -                   -               4,515
  Fidelity VIP Mid Cap (AnnuiChoice(TM))             17,743            (38,940)             72,785              51,588
  Fidelity VIP Mid Cap
    (GrandMaster flex3(TM))                          16,064             (4,861)             58,382              69,585
  Fidelity VIP Mid Cap
    (Grandmaster(TM)) (May 1)*                            -                  -                 595                 595
  Fidelity VIP Mid Cap (IQ Annuity(TM))              36,772            (61,452)             56,976              32,296
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM))                                7,936             (1,481)             22,583              29,038
  Fidelity VIP Mid Cap
    (IQ Advisor Enhanced(TM))
    (January 16)*                                       755                  -                   -                 755
  Fidelity VIP Mid Cap
    (IQ Advisor Standard(TM))
    (January 16)*                                       313                  -                   -                 313
  Fidelity VIP Overseas
    (AnnuiChoice(TM))                                 3,528             (2,962)            (28,841)            (28,275)
  Fidelity VIP Overseas
    (GrandMaster flex3(TM)) (May 1)*                    689                  -                 107                 796
  Fidelity VIP Overseas (IQ3(TM))                     5,557             (5,789)             17,945              17,713
  Fidelity VIP Overseas
    (Pinnacleplus(TM))                                  995                (31)                 (1)                963
  Fidelity VIP Overseas
    (IQ Advisor Enhanced(TM))
    (January 16)*                                     1,255                  -                   -               1,255
SERVICE SHARES:
  Janus Aspen Growth
    (AnnuiChoice(TM)) (May 7)**                         116             (2,702)            (94,416)            (97,002)
  Janus Aspen Growth
    (GrandMaster flex3(TM)) (May 7)**                 4,187                 (3)             (7,035)             (2,851)
  Janus Aspen Growth
    (Grandmaster(TM)) (May 7)**                           -               (409)            (21,710)            (22,119)
  Janus Aspen Growth
    (IQ Annuity(TM)) (May 7)**                          900             (2,454)           (154,851)           (156,405)
  Janus Aspen Growth
    (Pinnacleplus(TM)) (May 7)**                        693                  -                (693)                  -
  Janus Aspen International Growth
    (AnnuiChoice(TM)) (May 7)**                         434             (5,206)            (31,370)            (36,142)
  Janus Aspen International Growth
    (GrandMaster flex3(TM)) (May 7)**                 5,836                (44)            (16,472)            (10,680)
  Janus Aspen International Growth
    (Grandmaster(TM)) (May 7)**                           -               (180)            (14,774)            (14,954)
  Janus Aspen International Growth
    (IQ Annuity(TM)) (May 7)**                        2,832            (89,436)           (234,193)           (320,797)
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (May 7)**                      4,373                (40)             (6,154)             (1,821)
  Janus Aspen Mid Cap Growth
    (AnnuiChoice(TM)) (May 7)**                       5,572               (280)            (81,059)            (75,767)
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM)) (May 7)**                     -                  -              (6,877)             (6,877)
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM)) (May 7)**                           -               (675)             (9,445)            (10,120)
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM)) (May 7)**                        1,223             (8,865)           (159,824)           (167,466)
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM)) (May 7)**                       2,943             (6,832)            (92,561)            (96,450)
  Janus Aspen Worldwide Growth
    (GrandMaster flex3(TM)) (May 7)**                 1,155               (242)            (33,965)            (33,052)
  Janus Aspen Worldwide Growth
    (Grandmaster(TM)) (May 7)**                           4               (345)            (15,524)            (15,865)
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM)) (May 7)**                        4,687             (2,488)            (80,245)            (78,046)
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM)) (May 7)**                      5,316                 (1)             (5,315)                  -
CLASS 1:
  Touchstone Money Market
    (Pinnacleplus(TM))                                8,304               (192)            (19,321)            (11,209)
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                                 1,417             (1,774)            (13,759)            (14,116)
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                           3,155             (1,486)             (2,674)             (1,005)
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                        22,213             (1,743)            (55,660)            (35,190)
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                                 8,092             (7,205)             68,973              69,860
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                          17,574             (8,193)            (26,834)            (17,453)
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                        17,118            (17,235)            (25,172)            (25,289)
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                                    56            (23,437)            (12,027)            (35,408)
  Putnam VT Discovery Growth
    (GrandMaster flex3(TM))                           1,102               (847)                372                 627
  Putnam VT Discovery Growth
    (Grandmaster(TM))                                    93             (1,093)             (5,162)             (6,162)
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                    118             (6,463)               (234)             (6,579)
  Putnam VT Discovery Growth
    (Pinnacleplus(TM))                                    -                 (4)              1,584               1,580

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)           INVESTMENTS        DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Growth and Income
    (AnnuiChoice(TM))                      $            9,420    $           26,794    $           50,669    $           86,883
  Putnam VT Growth and Income
    (GrandMaster flex3(TM))                               (40)               11,794                12,904                24,658
  Putnam VT Growth and Income
    (Grandmaster(TM))                                   1,330                37,258                 2,021                40,609
  Putnam VT Growth and Income
    (IQ Annuity(TM))                                    2,818                14,335                73,650                90,803
  Putnam VT Growth and Income
    (Pinnacleplus(TM))                                      8                    (2)                  370                   376
  Putnam VT International Equity
    (AnnuiChoice(TM))                                   2,364                30,020                23,196                55,580
  Putnam VT International Equity
    (GrandMaster flex3(TM))                            (1,116)               46,919                33,522                79,325
  Putnam VT International Equity
    (Grandmaster(TM))                                     254                42,681                 1,542                44,477
  Putnam VT International Equity
    (IQ Annuity(TM))                                    1,048                65,412                18,688                85,148
  Putnam VT International Equity
    (Pinnacleplus(TM))                                   (217)                  740                 9,248                 9,771
  Putnam VT New Opportunities
    (AnnuiChoice(TM)) (May 7)**                        (1,263)               20,326               (11,600)                7,463
  Putnam VT New Opportunities
    (GrandMaster flex3(TM)) (May 7)**                     (41)                  826                  (830)                  (45)
  Putnam VT New Opportunities
    (Grandmaster(TM)) (May 7)**                           (96)                5,524                (4,533)                  895
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (May 7)**                        (19,140)              205,797               (87,344)               99,313
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                                 (18,515)              461,165               189,973               632,623
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                            (8,864)              105,360                54,724               151,220
  Putnam VT Small Cap Value
    (Grandmaster(TM))                                 (81,056)              606,005             1,261,038             1,785,987
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                                  (18,325)              316,533                23,464               321,672
  Putnam VT Small Cap Value
    (Pinnacleplus(TM))                                 (1,867)                2,177                30,614                30,924
  Putnam VT Small Cap Value
    (IQ Advisor Enhanced(TM))
    (January 16)*                                          (6)                    1                   440                   435
  Putnam VT Small Cap Value
    (IQ Advisor Standard(TM))
    (January 16)*                                           -                     -                    (3)                   (3)
  Putnam VT The George Putnam Fund of
    Boston (AnnuiChoice(TM))                              128                    23                   830                   981
  Putnam VT The George Putnam Fund of
    Boston (GrandMaster flex3(TM))                        107                   855                  (378)                  584
  Putnam VT The George Putnam Fund of
    Boston (Grandmaster(TM))                               91                   117                   853                 1,061
  Putnam VT The George Putnam Fund of
    Boston (IQ Annuity(TM))                              (632)                  494                 6,084                 5,946
  Putnam VT The George Putnam Fund of
    Boston (Pinnacleplus(TM))                             (43)                    1                   457                   415
  Putnam VT Voyager (AnnuiChoice(TM))                    (512)                   70                 3,511                 3,069
  Putnam VT Voyager
    (GrandMaster flex3(TM))                            (1,567)                4,091                 1,637                 4,161
  Putnam VT Voyager (Grandmaster(TM))                    (334)                  465                 1,048                 1,179
  Putnam VT Voyager (IQ Annuity(TM))                     (467)               (1,561)               (1,025)               (3,053)
  Putnam VT Voyager (Pinnacleplus(TM))                 (1,061)                  243                 2,563                 1,745
CLASS 2:
  Franklin Foreign Securities
    (IQ Annuity(TM))                                   (2,738)              (23,340)               39,836                13,758
  Franklin Growth and Income Securities
    (AnnuiChoice(TM))                                  27,387                40,439               132,953               200,779
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM))                             7,842                42,197                 4,442                54,481
  Franklin Growth and Income Securities
    (Grandmaster(TM))                                   6,782                44,790                (3,140)               48,432
  Franklin Growth and Income Securities
    (IQ Annuity(TM))                                   16,875               108,406                32,271               157,552
  Franklin Growth and Income Securities
    (Pinnacleplus(TM))                                    526                   157                 5,112                 5,795
  Franklin Income Securities
    (AnnuiChoice(TM))                                  67,423                64,962               261,463               393,848
  Franklin Income Securities
    (GrandMaster flex3(TM))                            15,041                38,972               122,676               176,689
  Franklin Income Securities
    (Grandmaster(TM))                                  35,210               118,232                97,035               250,477
  Franklin Income Securities
    (IQ Annuity(TM))                                   11,801                78,375                42,153               132,329
  Franklin Income Securities
    (Pinnacleplus(TM))                                  6,305                 1,840                54,860                63,005
  Franklin Income Securities
    (IQ Advisor Enhanced(TM))
    (January 16)*                                         (11)                    -                   405                   394
  Franklin Large Cap Growth Securities
    (AnnuiChoice(TM))                                  (1,332)               19,910                (6,821)               11,757
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM))                            (3,353)               15,202                31,657                43,506
  Franklin Large Cap Growth Securities
    (Grandmaster(TM))                                    (938)                3,546                 4,490                 7,098
  Franklin Large Cap Growth Securities
    (IQ Annuity(TM))                                   (2,935)               25,088                18,916                41,069
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))                                 (4,142)                4,287                21,361                21,506
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM))                                  (4,290)               87,344               139,493               222,547
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM))                            (7,021)               27,695                99,179               119,853

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                                                CONTRACT        NET TRANSFERS       CONTRACT        ASSETS FROM
                                         CONTRIBUTIONS FROM TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE     CONTRACT RELATED
                 DIVISION                 CONTRACT HOLDERS      BENEFITS           OPTIONS          CHARGES         TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Growth and Income
    (AnnuiChoice(TM))                      $        5,691    $     (264,701)   $     (406,242)   $       (5,829)   $      (671,081)
  Putnam VT Growth and Income
    (GrandMaster flex3(TM))                         6,973            (6,668)           74,987              (924)            74,368
  Putnam VT Growth and Income
    (Grandmaster(TM))                               2,480           (29,996)             (337)             (121)           (27,974)
  Putnam VT Growth and Income
    (IQ Annuity(TM))                               10,498          (170,183)         (105,763)             (653)          (266,101)
  Putnam VT Growth and Income
    (Pinnacleplus(TM))                              7,875                 -                 -                 -              7,875
  Putnam VT International Equity
    (AnnuiChoice(TM))                              23,639           (45,753)         (122,921)           (1,518)          (146,553)
  Putnam VT International Equity
    (GrandMaster flex3(TM))                       162,054           (14,309)          184,982              (305)           332,422
  Putnam VT International Equity
    (Grandmaster(TM))                               4,674           (89,905)          (18,283)              (90)          (103,604)
  Putnam VT International Equity
    (IQ Annuity(TM))                              111,376          (170,448)          105,452              (675)            45,705
  Putnam VT International Equity
    (Pinnacleplus(TM))                             92,057                 -           (12,232)             (154)            79,671
  Putnam VT New Opportunities
    (AnnuiChoice(TM)) (May 7)**                    (4,799)          (92,811)         (476,948)           (2,717)          (577,275)
  Putnam VT New Opportunities
    (GrandMaster flex3(TM)) (May 7)**                   -              (154)           (7,439)                -             (7,593)
  Putnam VT New Opportunities
    (Grandmaster(TM)) (May 7)**                         -            (4,204)          (31,243)               (6)           (35,453)
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (May 7)**                     (9,287)         (299,659)       (4,756,579)          (13,880)        (5,079,405)
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                             196,186          (219,248)        1,457,728           (19,127)         1,415,539
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                        84,341           (29,755)           23,719            (1,616)            76,689
  Putnam VT Small Cap Value
    (Grandmaster(TM))                              16,059        (1,032,801)          958,682            (2,313)           (60,373)
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                              131,226          (288,399)        1,221,401            (2,799)         1,061,429
  Putnam VT Small Cap Value
    (Pinnacleplus(TM))                             91,407            (9,861)           87,123              (168)           168,501
  Putnam VT Small Cap Value
    (IQ Advisor Enhanced(TM))
    (January 16)*                                   4,212                 -                (3)                -              4,209
  Putnam VT Small Cap Value
    (IQ Advisor Standard(TM))
    (January 16)*                                   1,925                 -                 1                 -              1,926
  Putnam VT The George Putnam Fund of
    Boston (AnnuiChoice(TM))                          700                 -                 3              (172)               531
  Putnam VT The George Putnam Fund of
    Boston (GrandMaster flex3(TM))                      -            (1,729)           (4,943)              (35)            (6,707)
  Putnam VT The George Putnam Fund of
    Boston (Grandmaster(TM))                            -              (562)               (1)               (5)              (568)
  Putnam VT The George Putnam Fund of
    Boston (IQ Annuity(TM))                         1,769            (1,163)           71,961               (60)            72,507
  Putnam VT The George Putnam Fund of
    Boston (Pinnacleplus(TM))                       8,400                 -                 4               (18)             8,386
  Putnam VT Voyager (AnnuiChoice(TM))               4,260              (368)           14,512              (381)            18,023
  Putnam VT Voyager
    (GrandMaster flex3(TM))                           666            (1,086)           (6,405)             (308)            (7,133)
  Putnam VT Voyager (Grandmaster(TM))                   -            (3,798)            7,110               (10)             3,302
  Putnam VT Voyager (IQ Annuity(TM))                1,598            (2,706)           (5,279)              (37)            (6,424)
  Putnam VT Voyager (Pinnacleplus(TM))              4,785           (17,321)           73,191              (180)            60,475
CLASS 2:
  Franklin Foreign Securities
    (IQ Annuity(TM))                               49,732          (649,446)          747,633              (562)           147,357
  Franklin Growth and Income Securities
    (AnnuiChoice(TM))                              41,514          (139,136)        1,103,710           (13,809)           992,279
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM))                       195,632           (22,731)           51,079            (1,167)           222,813
  Franklin Growth and Income Securities
    (Grandmaster(TM))                               1,852           (51,817)          261,005              (202)           210,838
  Franklin Growth and Income Securities
    (IQ Annuity(TM))                               71,795          (479,114)          493,108            (1,374)            84,415
  Franklin Growth and Income Securities
    (Pinnacleplus(TM))                              8,753                 -            40,278               (88)            48,943
  Franklin Income Securities
    (AnnuiChoice(TM))                             183,008          (193,168)          822,299           (22,412)           789,727
  Franklin Income Securities
    (GrandMaster flex3(TM))                       907,709           (42,950)          276,867            (3,933)         1,137,693
  Franklin Income Securities
    (Grandmaster(TM))                              59,209          (297,177)          644,429              (479)           405,982
  Franklin Income Securities
    (IQ Annuity(TM))                              352,348          (268,570)          580,589            (2,537)           661,830
  Franklin Income Securities
    (Pinnacleplus(TM))                            207,772            (5,232)          146,711              (531)           348,720
  Franklin Income Securities
    (IQ Advisor Enhanced(TM))
    (January 16)*                                   8,425                 -                (4)                -              8,421
  Franklin Large Cap Growth Securities
    (AnnuiChoice(TM))                              48,311           (33,334)         (205,326)           (1,506)          (191,855)
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM))                        91,768           (27,914)          655,891              (857)           718,888
  Franklin Large Cap Growth Securities
    (Grandmaster(TM))                                 370           (10,415)           65,569               (31)            55,493
  Franklin Large Cap Growth Securities
    (IQ Annuity(TM))                               61,633           (28,521)          217,357              (342)           250,127
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))                            309,208           (60,506)          125,000            (1,447)           372,255
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM))                             158,453          (128,188)        1,125,675           (10,486)         1,145,454
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM))                       669,890           (14,167)          357,808            (1,099)         1,012,432

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Growth and Income
    (AnnuiChoice(TM))                      $           (584,198)   $          1,424,363   $            840,165
  Putnam VT Growth and Income
    (GrandMaster flex3(TM))                              99,026                 188,256                287,282
  Putnam VT Growth and Income
    (Grandmaster(TM))                                    12,635                 448,763                461,398
  Putnam VT Growth and Income
    (IQ Annuity(TM))                                   (175,298)              1,173,175                997,877
  Putnam VT Growth and Income
    (Pinnacleplus(TM))                                    8,251                       -                  8,251
  Putnam VT International Equity
    (AnnuiChoice(TM))                                   (90,973)                498,534                407,561
  Putnam VT International Equity
    (GrandMaster flex3(TM))                             411,747                 294,112                705,859
  Putnam VT International Equity
    (Grandmaster(TM))                                   (59,127)                408,005                348,878
  Putnam VT International Equity
    (IQ Annuity(TM))                                    130,853                 631,498                762,351
  Putnam VT International Equity
    (Pinnacleplus(TM))                                   89,442                  11,070                100,512
  Putnam VT New Opportunities
    (AnnuiChoice(TM)) (May 7)**                        (569,812)                569,812                      -
  Putnam VT New Opportunities
    (GrandMaster flex3(TM)) (May 7)**                    (7,638)                  7,638                      -
  Putnam VT New Opportunities
    (Grandmaster(TM)) (May 7)**                         (34,558)                 34,558                      -
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (May 7)**                       (4,980,092)              4,980,092                      -
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                                 2,048,162               1,689,165              3,737,327
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                             227,909                 652,389                880,298
  Putnam VT Small Cap Value
    (Grandmaster(TM))                                 1,725,614               7,326,890              9,052,504
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                                  1,383,101               1,255,725              2,638,826
  Putnam VT Small Cap Value
    (Pinnacleplus(TM))                                  199,425                  33,216                232,641
  Putnam VT Small Cap Value
    (IQ Advisor Enhanced(TM))
    (January 16)*                                         4,644                       -                  4,644
  Putnam VT Small Cap Value
    (IQ Advisor Standard(TM))
    (January 16)*                                         1,923                       -                  1,923
  Putnam VT The George Putnam Fund of
    Boston (AnnuiChoice(TM))                              1,512                  13,260                 14,772
  Putnam VT The George Putnam Fund of
    Boston (GrandMaster flex3(TM))                       (6,123)                 14,603                  8,480
  Putnam VT The George Putnam Fund of
    Boston (Grandmaster(TM))                                493                  16,179                 16,672
  Putnam VT The George Putnam Fund of
    Boston (IQ Annuity(TM))                              78,453                  13,914                 92,367
  Putnam VT The George Putnam Fund of
    Boston (Pinnacleplus(TM))                             8,801                       -                  8,801
  Putnam VT Voyager (AnnuiChoice(TM))                    21,092                  52,558                 73,650
  Putnam VT Voyager
    (GrandMaster flex3(TM))                              (2,972)                125,855                122,883
  Putnam VT Voyager (Grandmaster(TM))                     4,481                  25,493                 29,974
  Putnam VT Voyager (IQ Annuity(TM))                     (9,477)                 25,026                 15,549
  Putnam VT Voyager (Pinnacleplus(TM))                   62,220                  20,869                 83,089
CLASS 2:
  Franklin Foreign Securities
    (IQ Annuity(TM))                                    161,115                 310,336                471,451
  Franklin Growth and Income Securities
    (AnnuiChoice(TM))                                 1,193,058               1,483,821              2,676,879
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM))                             277,294                 444,833                722,127
  Franklin Growth and Income Securities
    (Grandmaster(TM))                                   259,270                 464,751                724,021
  Franklin Growth and Income Securities
    (IQ Annuity(TM))                                    241,967               1,747,594              1,989,561
  Franklin Growth and Income Securities
    (Pinnacleplus(TM))                                   54,738                  33,937                 88,675
  Franklin Income Securities
    (AnnuiChoice(TM))                                 1,183,575               2,539,274              3,722,849
  Franklin Income Securities
    (GrandMaster flex3(TM))                           1,314,382                 919,128              2,233,510
  Franklin Income Securities
    (Grandmaster(TM))                                   656,459               1,779,043              2,435,502
  Franklin Income Securities
    (IQ Annuity(TM))                                    794,159                 823,990              1,618,149
  Franklin Income Securities
    (Pinnacleplus(TM))                                  411,725                 218,306                630,031
  Franklin Income Securities
    (IQ Advisor Enhanced(TM))
    (January 16)*                                         8,815                       -                  8,815
  Franklin Large Cap Growth Securities
    (AnnuiChoice(TM))                                  (180,098)                318,404                138,306
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM))                             762,394                 107,692                870,086
  Franklin Large Cap Growth Securities
    (Grandmaster(TM))                                    62,591                  74,815                137,406
  Franklin Large Cap Growth Securities
    (IQ Annuity(TM))                                    291,196                 121,551                412,747
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))                                  393,761                  68,008                461,769
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM))                                 1,368,001               1,075,430              2,443,431
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM))                           1,132,285                 442,022              1,574,307

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                         UNITS           INCREASE
                 DIVISION                  UNITS PURCHASED     UNITS REDEEMED         TRANSFERRED  (DECREASE) IN UNITS
----------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Growth and Income
    (AnnuiChoice(TM))                                 1,113            (28,192)            (42,290)            (69,369)
  Putnam VT Growth and Income
    (GrandMaster flex3(TM))                             691               (735)              7,388               7,344
  Putnam VT Growth and Income
    (Grandmaster(TM))                                   262             (3,183)                (61)             (2,982)
  Putnam VT Growth and Income
    (IQ Annuity(TM))                                  1,129            (18,072)            (11,322)            (28,265)
  Putnam VT Growth and Income
    (Pinnacleplus(TM))                                  683                  -                   -                 683
  Putnam VT International Equity
    (AnnuiChoice(TM))                                 2,844             (5,495)            (14,589)            (17,240)
  Putnam VT International Equity
    (GrandMaster flex3(TM))                          15,538             (1,407)             18,061              32,192
  Putnam VT International Equity
    (Grandmaster(TM))                                   501             (9,903)             (2,036)            (11,438)
  Putnam VT International Equity
    (IQ Annuity(TM))                                 11,807            (18,180)             10,079               3,706
  Putnam VT International Equity
    (Pinnacleplus(TM))                                7,607                (13)             (1,012)              6,582
  Putnam VT New Opportunities
    (AnnuiChoice(TM)) (May 7)**                           -             (7,902)            (37,756)            (45,658)
  Putnam VT New Opportunities
    (GrandMaster flex3(TM)) (May 7)**                     -                (12)               (603)               (615)
  Putnam VT New Opportunities
    (Grandmaster(TM)) (May 7)**                           -               (327)             (2,451)             (2,778)
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (May 7)**                            -            (25,440)           (375,211)           (400,651)
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                                13,496            (15,753)             97,465              95,208
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                           7,339             (2,814)                651               5,176
  Putnam VT Small Cap Value
    (Grandmaster(TM))                                 1,164            (74,436)             69,053              (4,219)
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                                 10,169            (22,167)             83,111              71,113
  Putnam VT Small Cap Value
    (Pinnacleplus(TM))                                7,188               (764)              6,432              12,856
  Putnam VT Small Cap Value
    (IQ Advisor Enhanced(TM))
    (January 16)*                                       387                  -                   -                 387
  Putnam VT Small Cap Value
    (IQ Advisor Standard(TM))
    (January 16)*                                       160                  -                   -                 160
  Putnam VT The George Putnam Fund of
    Boston (AnnuiChoice(TM))                             62                (15)                  -                  47
  Putnam VT The George Putnam Fund of
    Boston (GrandMaster flex3(TM))                        -               (159)               (438)               (597)
  Putnam VT The George Putnam Fund of
    Boston (Grandmaster(TM))                              -                (50)                  -                 (50)
  Putnam VT The George Putnam Fund of
    Boston (IQ Annuity(TM))                             153               (108)              6,481               6,526
  Putnam VT The George Putnam Fund of
    Boston (Pinnacleplus(TM))                           784                 (2)                  1                 783
  Putnam VT Voyager (AnnuiChoice(TM))                   361                (64)              1,257               1,554
  Putnam VT Voyager
    (GrandMaster flex3(TM))                              59               (123)               (538)               (602)
  Putnam VT Voyager (Grandmaster(TM))                     -               (334)                626                 292
  Putnam VT Voyager (IQ Annuity(TM))                    143               (241)               (757)               (855)
  Putnam VT Voyager (Pinnacleplus(TM))                  437             (1,677)              6,819               5,579
CLASS 2:
  Franklin Foreign Securities
    (IQ Annuity(TM))                                  3,802            (49,229)             52,858               7,431
  Franklin Growth and Income Securities
    (AnnuiChoice(TM))                                 3,509            (12,575)             90,615              81,549
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM))                          16,256             (2,028)              4,410              18,638
  Franklin Growth and Income Securities
    (Grandmaster(TM))                                   154             (4,307)             21,086              16,933
  Franklin Growth and Income Securities
    (IQ Annuity(TM))                                  5,949            (40,645)             41,267               6,571
  Franklin Growth and Income Securities
    (Pinnacleplus(TM))                                  708                 (7)              3,495               4,196
  Franklin Income Securities
    (AnnuiChoice(TM))                                14,259            (16,562)             62,688              60,385
  Franklin Income Securities
    (GrandMaster flex3(TM))                          69,143             (3,673)             19,981              85,451
  Franklin Income Securities
    (Grandmaster(TM))                                 4,650            (22,469)             48,755              30,936
  Franklin Income Securities
    (IQ Annuity(TM))                                 26,559            (21,619)             44,241              49,181
  Franklin Income Securities
    (Pinnacleplus(TM))                               18,309               (497)             13,001              30,813
  Franklin Income Securities
    (IQ Advisor Enhanced(TM))
    (January 16)*                                       792                  -                   -                 792
  Franklin Large Cap Growth Securities
    (AnnuiChoice(TM))                                 4,026             (2,823)            (17,031)            (15,828)
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM))                           7,632             (2,354)             54,602              59,880
  Franklin Large Cap Growth Securities
    (Grandmaster(TM))                                    31               (869)              5,396               4,558
  Franklin Large Cap Growth Securities
    (IQ Annuity(TM))                                  5,220             (2,393)             19,604              22,431
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM))                               27,889             (5,603)             11,449              33,735
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM))                                12,746            (11,034)             90,042              91,754
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM))                          53,069             (1,232)             29,000              80,837

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)           INVESTMENTS        DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities
    (IQ Annuity(TM))                       $          (10,791)   $          219,968    $          (28,179)   $          180,998
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM))                                 (2,873)                3,503                35,158                35,788
  Franklin Mutual Shares Securities
    (Grandmaster(TM))                                  (9,001)               78,366                99,350               168,715
  Templeton Foreign Securities Fund
    (GrandMaster flex3(TM))                            (3,104)               31,194               102,763               130,853
  Templeton Foreign Securities Fund
    (Grandmaster(TM))                                  (1,003)                9,604                49,080                57,681
  Templeton Foreign Securities Fund
    (Pinnacleplus(TM))                                   (564)                2,755                18,567                20,758
  Templeton Foreign Securities Fund
    (AnnuiChoice(TM))                                    (370)               22,507                98,952               121,089
  Templeton Foreign Securities Fund
    (IQ Advisor Standard(TM))
    (January 16)*                                         (24)                    -                 1,045                 1,021
  Templeton Growth Securities
    (AnnuiChoice(TM))                                   2,051                 7,279                35,048                44,378
  Templeton Growth Securities
    (GrandMaster flex3(TM))                            (4,025)               10,450               124,167               130,592
  Templeton Growth Securities
    (Grandmaster(TM))                                  (2,336)               32,385                60,293                90,342
  Templeton Growth Securities
    (IQ Annuity(TM))                                     (249)               23,295                73,095                96,141
  Templeton Growth Securities
    (Pinnacleplus(TM))                                   (273)                   27                 6,825                 6,579
  Van Kampen LIT Comstock
    (AnnuiChoice(TM))                                  (2,373)               17,429                72,838                87,894
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM))                            (6,013)               25,800                83,919               103,706
  Van Kampen LIT Comstock
    (Grandmaster(TM))                                  (2,337)                6,503                51,602                55,768
  Van Kampen LIT Comstock
    (IQ Annuity(TM))                                  (11,040)                3,503               121,783               114,246
  Van Kampen LIT Comstock
    (Pinnacleplus(TM))                                   (927)                  767                14,645                14,485
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM))                                    (626)               (4,812)                3,337                (2,101)
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM))                              (968)                 (785)                2,077                   324
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM))                                    (887)                   85                 4,269                 3,467
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM))                                   (2,955)              (35,360)                1,040               (37,275)
  Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM))                                    (35)                    -                   414                   379
  Van Kampen UIF Emerging Markets Debt
    (Grandmaster(TM))                                  25,483                19,530               (18,511)               26,502
  Van Kampen UIF Emerging Markets Debt
    (IQ Annuity(TM))                                   26,640                21,643               (26,767)               21,516
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))                                  6,766                (2,072)                  865                 5,559
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))                                  (1,276)              (23,618)               85,747                60,853
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM))                            (2,009)                  885                41,114                39,990
  Van Kampen UIF Emerging Markets Equity
    (Grandmaster(TM))                                    (133)                 (629)                4,829                 4,067
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM))                                      538               (45,653)              189,777               144,662
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))                                   (608)                2,098                 8,586                10,076
  Van Kampen UIF U. S. Real Estate
    (Pinnacleplus(TM))                                  3,602                 3,594                52,772                59,968
  Van Kampen UIF U.S. Real Estate
    (Grandmaster(TM))                                   9,931                35,344               110,402               155,677
  Van Kampen UIF U.S. Real Estate
    (IQ Annuity(TM))                                    7,818                18,406                86,498               112,722
  Van Kampen UIF U.S. Real Estate
    (IQ Advisor Standard(TM))
    (January 16)*                                         (15)                    -                   906                   891
CLASS B:
  Scudder VIT  EAFE Equity Index
    (IQ Advisor Standard(TM))
    (January 16)*                                         (24)                    -                 1,183                 1,159
  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                  (3,024)               12,100               197,676               206,752
  Scudder VIT EAFE Equity Index
    (GrandMaster flex3(TM))                               562                11,092               135,212               146,866
  Scudder VIT EAFE Equity Index
    (Grandmaster(TM)) (May 1)*                         (2,701)                3,669                53,032                54,000
  Scudder VIT EAFE Equity Index
    (IQ3(TM))                                         (13,965)               54,338               474,928               515,301
  Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM))                                 (1,899)                1,707                59,362                59,170
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                                  (3,352)               57,452                63,898               117,998
  Scudder VIT Equity 500 Index
    (GrandMaster flex3(TM))                           (13,235)               64,526                96,893               148,184
  Scudder VIT Equity 500 Index
    (Grandmaster(TM)) (May 1)*                         (5,699)                2,987                70,466                67,754
  Scudder VIT Equity 500 Index (IQ3(TM))              (30,296)              485,034                56,545               511,283
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM))                                   (802)                3,869                 6,739                 9,806
  Scudder VIT Equity 500 Index
    (IQ Advisor Standard(TM))
    (January 16)*                                         (46)                    -                 1,813                 1,767
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                                  (5,356)               38,772                35,580                68,996
  Scudder VIT Small Cap Index
    (GrandMaster flex3(TM))                            (6,159)               59,067               (28,975)               23,933

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                                                CONTRACT        NET TRANSFERS       CONTRACT        ASSETS FROM
                                         CONTRIBUTIONS FROM TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE     CONTRACT RELATED
                 DIVISION                 CONTRACT HOLDERS      BENEFITS           OPTIONS          CHARGES         TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities
    (IQ Annuity(TM))                       $      152,223    $     (481,884)   $      712,326    $       (1,251)   $       381,414
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM))                            283,626            (7,889)           55,010              (540)           330,207
  Franklin Mutual Shares Securities
    (Grandmaster(TM))                              57,767          (254,047)          300,835              (287)           104,268
  Templeton Foreign Securities Fund
    (GrandMaster flex3(TM))                       112,694           (16,008)          353,957            (1,057)           449,586
  Templeton Foreign Securities Fund
    (Grandmaster(TM))                                   -           (60,939)          298,000               (54)           237,007
  Templeton Foreign Securities Fund
    (Pinnacleplus(TM))                             30,885           (17,620)          107,582              (293)           120,554
  Templeton Foreign Securities Fund
    (AnnuiChoice(TM))                             123,626           (20,125)          412,050            (3,449)           512,102
  Templeton Foreign Securities Fund
    (IQ Advisor Standard(TM))
    (January 16)*                                  52,524                 -                 -                 -             52,524
  Templeton Growth Securities
    (AnnuiChoice(TM))                              33,758           (13,702)          287,115            (2,492)           304,679
  Templeton Growth Securities
    (GrandMaster flex3(TM))                       338,680            (6,820)          274,812            (2,675)           603,997
  Templeton Growth Securities
    (Grandmaster(TM))                              70,757          (128,926)          488,068               (70)           429,829
  Templeton Growth Securities
    (IQ Annuity(TM))                              731,903           (85,529)          168,449              (356)           814,467
  Templeton Growth Securities
    (Pinnacleplus(TM))                             19,078              (128)           47,231               (35)            66,146
  Van Kampen LIT Comstock
    (AnnuiChoice(TM))                              80,185           (18,919)          387,564            (3,470)           445,360
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM))                       125,996           (17,224)          130,577              (223)           239,126
  Van Kampen LIT Comstock
    (Grandmaster(TM))                                   -           (18,726)          379,291               (77)           360,488
  Van Kampen LIT Comstock
    (IQ Annuity(TM))                              349,526          (105,475)        1,115,153            (2,574)         1,356,630
  Van Kampen LIT Comstock
    (Pinnacleplus(TM))                             39,691            (2,219)           44,271              (122)            81,621
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM))                              12,736            (7,977)             (611)             (278)             3,870
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM))                         2,760                 -            53,272              (149)            55,883
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM))                                   -                 -             1,048                (6)             1,042
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM))                               10,931           (29,461)           66,590              (136)            47,924
  Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM))                                  -                 -             6,059                 -              6,059
  Van Kampen UIF Emerging Markets Debt
    (Grandmaster(TM))                                  42           (48,295)          (43,676)              (50)           (91,979)
  Van Kampen UIF Emerging Markets Debt
    (IQ Annuity(TM))                                8,876           (36,271)         (174,480)              (45)          (201,920)
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))                             85,688            (3,226)          (35,675)              (96)            46,691
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))                              29,218           (19,440)          702,378            (2,100)           710,056
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM))                        29,434            (8,101)          209,296            (1,245)           229,384
  Van Kampen UIF Emerging Markets Equity
    (Grandmaster(TM))                                 222           (27,270)           43,000               (22)            15,930
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM))                               58,895           (59,750)        1,332,493            (1,079)         1,330,559
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))                                  -                 -           (13,582)              (19)           (13,601)
  Van Kampen UIF U. S. Real Estate
    (Pinnacleplus(TM))                            209,306            (5,676)            3,920              (284)           207,266
  Van Kampen UIF U.S. Real Estate
    (Grandmaster(TM))                                   -           (63,176)          184,443              (154)           121,113
  Van Kampen UIF U.S. Real Estate
    (IQ Annuity(TM))                                1,450           (45,263)          256,153              (111)           212,229
  Van Kampen UIF U.S. Real Estate
    (IQ Advisor Standard(TM))
    (January 16)*                                  36,677                 -                 9                 -             36,686
CLASS B:
  Scudder VIT  EAFE Equity Index
    (IQ Advisor Standard(TM))
    (January 16)*                                  52,524                 -               (21)                -             52,503
  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                              74,960           (90,923)        1,117,978            (5,229)         1,096,786
  Scudder VIT EAFE Equity Index
    (GrandMaster flex3(TM))                        41,143           (27,852)          607,433            (4,726)           615,998
  Scudder VIT EAFE Equity Index
    (Grandmaster(TM)) (May 1)*                         57           (24,380)          323,542               (87)           299,132
  Scudder VIT EAFE Equity Index
    (IQ3(TM))                                     111,755          (755,306)        4,033,410            (1,182)         3,388,677
  Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM))                            128,352            (5,007)          218,819              (731)           341,433
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                             560,633          (179,179)          495,788            (7,762)           869,480
  Scudder VIT Equity 500 Index
    (GrandMaster flex3(TM))                       160,813           (45,582)          495,742            (2,733)           608,240
  Scudder VIT Equity 500 Index
    (Grandmaster(TM)) (May 1)*                        796           (15,526)          954,872               (70)           940,072
  Scudder VIT Equity 500 Index (IQ3(TM))          210,857          (480,308)        4,334,216           (17,334)         4,047,431
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM))                             65,900              (634)          (23,131)              (81)            42,054
  Scudder VIT Equity 500 Index
    (IQ Advisor Standard(TM))
    (January 16)*                                  98,482                 -               (41)                -             98,441
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                              16,366           (37,624)         (359,086)           (5,677)          (386,021)
  Scudder VIT Small Cap Index
    (GrandMaster flex3(TM))                        49,885           (14,707)         (288,030)           (2,960)          (255,812)

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities
    (IQ Annuity(TM))                       $            562,412    $          1,326,862   $          1,889,274
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM))                                  365,995                  60,043                426,038
  Franklin Mutual Shares Securities
    (Grandmaster(TM))                                   272,983               1,418,804              1,691,787
  Templeton Foreign Securities Fund
    (GrandMaster flex3(TM))                             580,439                 421,306              1,001,745
  Templeton Foreign Securities Fund
    (Grandmaster(TM))                                   294,688                 183,736                478,424
  Templeton Foreign Securities Fund
    (Pinnacleplus(TM))                                  141,312                  36,350                177,662
  Templeton Foreign Securities Fund
    (AnnuiChoice(TM))                                   633,191                 291,039                924,230
  Templeton Foreign Securities Fund
    (IQ Advisor Standard(TM))
    (January 16)*                                        53,545                       -                 53,545
  Templeton Growth Securities
    (AnnuiChoice(TM))                                   349,057                  87,955                437,012
  Templeton Growth Securities
    (GrandMaster flex3(TM))                             734,589                 536,494              1,271,083
  Templeton Growth Securities
    (Grandmaster(TM))                                   520,171                 386,846                907,017
  Templeton Growth Securities
    (IQ Annuity(TM))                                    910,608                 109,421              1,020,029
  Templeton Growth Securities
    (Pinnacleplus(TM))                                   72,725                       -                 72,725
  Van Kampen LIT Comstock
    (AnnuiChoice(TM))                                   533,254                 282,347                815,601
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM))                             342,832                 529,351                872,183
  Van Kampen LIT Comstock
    (Grandmaster(TM))                                   416,256                 143,778                560,034
  Van Kampen LIT Comstock
    (IQ Annuity(TM))                                  1,470,876                 155,387              1,626,263
  Van Kampen LIT Comstock
    (Pinnacleplus(TM))                                   96,106                  41,400                137,506
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM))                                     1,769                  50,729                 52,498
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM))                              56,207                       -                 56,207
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM))                                     4,509                  64,684                 69,193
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM))                                     10,649                   5,590                 16,239
  Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM))                                    6,438                       -                  6,438
  Van Kampen UIF Emerging Markets Debt
    (Grandmaster(TM))                                   (65,477)                349,086                283,609
  Van Kampen UIF Emerging Markets Debt
    (IQ Annuity(TM))                                   (180,404)                450,029                269,625
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))                                   52,250                   7,767                 60,017
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))                                   770,909                  69,081                839,990
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM))                             269,374                 131,552                400,926
  Van Kampen UIF Emerging Markets Equity
    (Grandmaster(TM))                                    19,997                  17,455                 37,452
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM))                                  1,475,221                  59,707              1,534,928
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))                                   (3,525)                 67,259                 63,734
  Van Kampen UIF U. S. Real Estate
    (Pinnacleplus(TM))                                  267,234                  28,915                296,149
  Van Kampen UIF U.S. Real Estate
    (Grandmaster(TM))                                   276,790                 455,441                732,231
  Van Kampen UIF U.S. Real Estate
    (IQ Annuity(TM))                                    324,951                 172,103                497,054
  Van Kampen UIF U.S. Real Estate
    (IQ Advisor Standard(TM))
    (January 16)*                                        37,577                       -                 37,577
CLASS B:
  Scudder VIT  EAFE Equity Index
    (IQ Advisor Standard(TM))
    (January 16)*                                        53,662                       -                 53,662
  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                 1,303,538                  74,461              1,377,999
  Scudder VIT EAFE Equity Index
    (GrandMaster flex3(TM))                             762,864                 308,291              1,071,155
  Scudder VIT EAFE Equity Index
    (Grandmaster(TM)) (May 1)*                          353,132                       -                353,132
  Scudder VIT EAFE Equity Index
    (IQ3(TM))                                         3,903,978                 289,119              4,193,097
  Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM))                                  400,603                  19,833                420,436
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                                   987,478                 540,270              1,527,748
  Scudder VIT Equity 500 Index
    (GrandMaster flex3(TM))                             756,424               1,086,665              1,843,089
  Scudder VIT Equity 500 Index
    (Grandmaster(TM)) (May 1)*                        1,007,826                       -              1,007,826
  Scudder VIT Equity 500 Index (IQ3(TM))              4,558,714                 994,582              5,553,296
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM))                                   51,860                  73,759                125,619
  Scudder VIT Equity 500 Index
    (IQ Advisor Standard(TM))
    (January 16)*                                       100,208                       -                100,208
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                                  (317,025)              1,077,729                760,704
  Scudder VIT Small Cap Index
    (GrandMaster flex3(TM))                            (231,879)                499,170                267,291

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                        UNITS           INCREASE
                 DIVISION                  UNITS PURCHASED     UNITS REDEEMED        TRANSFERRED   (DECREASE) IN UNITS
----------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities
    (IQ Annuity(TM))                                 12,167            (39,478)             58,224              30,913
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM))                               24,963               (732)              4,881              29,112
  Franklin Mutual Shares Securities
    (Grandmaster(TM))                                 4,637            (20,359)             24,349               8,627
  Templeton Foreign Securities Fund
    (GrandMaster flex3(TM))                           8,815             (1,281)             27,341              34,875
  Templeton Foreign Securities Fund
    (Grandmaster(TM))                                     -             (4,704)             22,655              17,951
  Templeton Foreign Securities Fund
    (Pinnacleplus(TM))                                2,437             (1,468)              8,908               9,877
  Templeton Foreign Securities Fund
    (AnnuiChoice(TM))                                 9,268             (1,780)             31,880              39,368
  Templeton Foreign Securities Fund
    (IQ Advisor Standard(TM))
    (January 16)*                                     4,648                  -                   -               4,648
  Templeton Growth Securities
    (AnnuiChoice(TM))                                 2,547             (1,251)             22,137              23,433
  Templeton Growth Securities
    (GrandMaster flex3(TM))                          25,426               (726)             21,680              46,380
  Templeton Growth Securities
    (Grandmaster(TM))                                 5,522             (9,721)             36,822              32,623
  Templeton Growth Securities
    (IQ Annuity(TM))                                 56,610             (6,595)             12,914              62,929
  Templeton Growth Securities
    (Pinnacleplus(TM))                                1,562                (13)              3,973               5,522
  Van Kampen LIT Comstock
    (AnnuiChoice(TM))                                 6,090             (1,730)             29,720              34,080
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM))                           9,794             (1,365)              9,970              18,399
  Van Kampen LIT Comstock
    (Grandmaster(TM))                                     -             (1,444)             29,146              27,702
  Van Kampen LIT Comstock
    (IQ Annuity(TM))                                 27,425             (8,612)             83,260             102,073
  Van Kampen LIT Comstock
    (Pinnacleplus(TM))                                3,256               (184)              3,814               6,886
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM))                                 1,134               (714)               (508)                (88)
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM))                             227                (12)              4,278               4,493
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM))                                     -                  -                  87                  87
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM))                                    956             (2,642)              2,512                 826
  Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM))                                    -                  -                 579                 579
  Van Kampen UIF Emerging Markets Debt
    (Grandmaster(TM))                                     4             (3,685)             (3,381)             (7,062)
  Van Kampen UIF Emerging Markets Debt
    (IQ Annuity(TM))                                    736             (2,916)            (14,009)            (16,189)
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))                                7,741               (304)             (3,078)              4,359
  Van Kampen UIF Emerging Markets Equity
    (AnnuiChoice(TM))                                 2,022             (1,454)             42,429              42,997
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM))                           1,887               (603)             12,610              13,894
  Van Kampen UIF Emerging Markets Equity
    (Grandmaster(TM))                                    16             (1,957)              2,873                 932
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM))                                  3,834             (4,028)             84,152              83,958
  Van Kampen UIF Emerging Markets Equity
    (Pinnacleplus(TM))                                    -                 (1)             (1,155)             (1,156)
  Van Kampen UIF U. S. Real Estate
    (Pinnacleplus(TM))                               16,762               (466)                412              16,708
  Van Kampen UIF U.S. Real Estate
    (Grandmaster(TM))                                     -             (4,550)             11,372               6,822
  Van Kampen UIF U.S. Real Estate
    (IQ Annuity(TM))                                    111             (3,147)             18,086              15,050
  Van Kampen UIF U.S. Real Estate
    (IQ Advisor Standard(TM))
    (January 16)*                                     2,798                  -                   -               2,798
CLASS B:
  Scudder VIT  EAFE Equity Index
    (IQ Advisor Standard(TM))
    (January 16)*                                     4,634                  -                   -               4,634
  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                 7,284             (8,688)            106,656             105,252
  Scudder VIT EAFE Equity Index
    (GrandMaster flex3(TM))                           4,014             (3,171)             59,927              60,770
  Scudder VIT EAFE Equity Index
    (Grandmaster(TM)) (May 1)*                            6             (2,357)             32,559              30,208
  Scudder VIT EAFE Equity Index
    (IQ3(TM))                                        10,640            (73,161)            385,651             323,130
  Scudder VIT EAFE Equity Index
    (Pinnacleplus(TM))                               10,583               (463)             18,481              28,601
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                                52,805            (17,586)             45,545              80,764
  Scudder VIT Equity 500 Index
    (GrandMaster flex3(TM))                          15,605             (4,723)             49,446              60,328
  Scudder VIT Equity 500 Index
    (Grandmaster(TM)) (May 1)*                           76             (1,504)             93,551              92,123
  Scudder VIT Equity 500 Index (IQ3(TM))             20,676            (47,395)            417,605             390,886
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM))                                5,908                (60)             (2,046)              3,802
  Scudder VIT Equity 500 Index
    (IQ Advisor Standard(TM))
    (January 16)*                                     9,313                  -                   -               9,313
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                                 1,446             (3,807)            (35,683)            (38,044)
  Scudder VIT Small Cap Index
    (GrandMaster flex3(TM))                           4,488             (1,622)            (27,381)            (24,515)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)           INVESTMENTS        DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT Small Cap Index
    (Grandmaster(TM)) (May 1)*             $              (52)   $              440    $            1,467    $            1,855
  Scudder VIT Small Cap Index (IQ3(TM))               (13,775)              (66,532)              (16,694)              (97,001)
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM))                                 (1,582)                  286                16,873                15,577

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                                                CONTRACT        NET TRANSFERS       CONTRACT        ASSETS FROM
                                         CONTRIBUTIONS FROM TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE     CONTRACT RELATED
                 DIVISION                 CONTRACT HOLDERS      BENEFITS           OPTIONS          CHARGES         TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT Small Cap Index
    (Grandmaster(TM)) (May 1)*            $             -    $       (1,200)   $       23,695    $           (7)   $        22,488
  Scudder VIT Small Cap Index (IQ3(TM))           118,173          (239,139)        1,111,860            (3,973)           986,921
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM))                            112,403            (1,823)            6,384              (378)           116,586

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT Small Cap Index
    (Grandmaster(TM)) (May 1)*             $             24,343         $             -   $             24,343
  Scudder VIT Small Cap Index (IQ3(TM))                 889,920                 491,414              1,381,334
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM))                                  132,163                  39,558                171,721

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                     UNITS               INCREASE
                 DIVISION                  UNITS PURCHASED     UNITS REDEEMED     TRANSFERRED      (DECREASE) IN UNITS
----------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT Small Cap Index
    (Grandmaster(TM)) (May 1)*                            -               (126)              2,230               2,104
  Scudder VIT Small Cap Index (IQ3(TM))              10,633            (21,277)             74,745              64,101
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM))                                9,293               (184)                332               9,441

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                      For the Year Ended December 31, 2003

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                           CHANGE IN NET
                                                                                             UNREALIZED        NET INCREASE IN
                                                                  NET REALIZED GAIN         APPRECIATION         NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF    (DEPRECIATION) DURING   RESULTING FROM
                 DIVISION                    INCOME (LOSS)          INVESTMENTS              THE PERIOD          OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (AnnuiChoice(TM)) (April 28)**         $            1,575    $         (195,223)   $          242,033    $           48,385
  Gabelli Large Cap Value
    (GrandMaster flex3(TM)) (April 28)**                  189                11,129                  (410)               10,908
  Gabelli Large Cap Value
    (IQ Annuity(TM)) (April 28)**                        (177)             (144,615)              178,713                33,921
  Touchstone Balanced (AnnuiChoice(TM))                (3,869)                5,053               291,788               292,972
  Touchstone Balanced (GrandMaster
    flex3(TM))                                           (795)                8,872                28,424                36,501
  Touchstone Balanced (IQ Annuity(TM))                 (6,323)               35,249               114,032               142,958
  Touchstone Balanced (Pinnacleplus(TM))
    (July 15)*                                             78                     1                   478                   557
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                 (11,997)              (13,348)              339,802               314,457
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                            (5,306)               33,124                67,386                95,204
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                                  (20,701)              258,857               142,766               380,922
  Touchstone Baron Small Cap
    (Pinnacleplus(TM)) (July 15)*                         (87)                    6                 1,120                 1,039
  Touchstone Core Bond (AnnuiChoice(TM))               66,869               (71,318)               56,109                51,660
  Touchstone Core Bond
    (GrandMaster flex3(TM))                            23,845                (8,160)              (10,103)                5,582
  Touchstone Core Bond (IQ Annuity(TM))                13,288               (77,634)               64,434                    88
  Touchstone Core Bond
    (Pinnacleplus(TM)) (July 15)*                       1,247                     9                (1,236)                   20
  Touchstone Large Cap Value
    (AnnuiChoice(TM))                                  (8,779)               29,344               315,994               336,559
  Touchstone Large Cap Value
    (GrandMaster flex3(TM))                            (3,789)               12,014                76,571                84,796
  Touchstone Large Cap Value
    (IQ Annuity(TM))                                   (4,697)                2,883               112,668               110,854
  Touchstone Large Cap Growth
    (AnnuiChoice(TM)) (April 28)**                       (438)               (5,577)               10,806                 4,791
  Touchstone Large Cap Growth
    (GrandMaster flex3(TM)) (April 28)**                 (181)                1,219                   953                 1,991
  Touchstone Large Cap Growth
    (IQ Annuity(TM)) (April 28)**                         (70)               (3,110)                4,044                   864
  Touchstone Large Cap Growth
    (Pinnacleplus(TM)) (July 15)*                          18                     -                   376                   394
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                                   2,647                (3,871)              672,063               670,839
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                               334                29,339               260,401               290,074
  Touchstone Emerging Growth
    (IQ Annuity(TM))                                      669                11,303                93,771               105,743
  Touchstone Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                          40                     3                   940                   983
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                     390                (2,740)               33,774                31,424
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                             2,276                30,676                64,725                97,677
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                    1,136                  (367)               18,585                19,354
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                  24,794                27,112                55,406               107,312
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                             4,493                (1,626)               23,041                25,908
  Touchstone Growth & Income
    (IQ Annuity(TM))                                   13,380                 8,303                59,833                81,516
  Touchstone Growth & Income
    (Pinnacleplus(TM)) (July 15)*                       1,990                    18                 4,856                 6,864
  Touchstone Growth/Value
    (AnnuiChoice(TM)) (April 28)**                     (2,020)             (101,970)              147,736                43,746
  Touchstone Growth/Value
    (GrandMaster flex3(TM)) (April 28)**                 (478)                5,962                 1,454                 6,938
  Touchstone Growth/Value
    (IQ Annuity(TM)) (April 28)**                      (1,062)              (35,545)               52,147                15,540
  Touchstone High Yield
    (AnnuiChoice(TM))                                  57,257               312,243               (13,396)              356,104
  Touchstone High Yield
    (GrandMaster flex3(TM))                           138,493               148,807               (56,710)              230,590
  Touchstone High Yield (IQ Annuity(TM))               82,834               559,576               (76,942)              565,468
  Touchstone High Yield
    (Pinnacleplus(TM)) (July 15)*                      13,260                    67                (1,705)               11,622
  Touchstone International Equity
    (AnnuiChoice(TM)) (July 25)**                         560               (20,886)               23,869                 3,543
  Touchstone International Equity
    (GrandMaster flex3(TM)) (July 25)**                    77                   540                    61                   678
  Touchstone International Equity
    (IQ Annuity(TM)) (July 25)**                        5,156                62,664                   (32)               67,788
  Touchstone Money Market
    (AnnuiChoice(TM))                                     111                     -                     -                   111
  Touchstone Small Cap Value
    (IQ Annuity(TM)) (April 28)**                        (561)               (4,771)               13,651                 8,319
  Touchstone Small Cap Value
    (AnnuiChoice(TM)) (April 28)**                       (739)              (20,838)               20,189                (1,388)
  Touchstone Small Cap Value
    (GrandMaster flex3(TM)) (April 28)**                 (100)                  927                  (549)                  278
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                                 (25,033)             (247,201)            1,512,481             1,240,247

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -------------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                CONTRACT        NET TRANSFERS      CONTRACT      (DECREASE) IN NET
                                         CONTRIBUTIONS FROM TERMINATIONS AND  AMONG INVESTMENT   MAINTENANCE    ASSETS FROM CONTRACT
                 DIVISION                 CONTRACT HOLDERS      BENEFITS           OPTIONS         CHARGES      RELATED TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (AnnuiChoice(TM)) (April 28)**         $       15,025    $      (21,338)   $     (984,248)  $       (1,810)    $     (992,371)
  Gabelli Large Cap Value
    (GrandMaster flex3(TM)) (April 28)**           70,228              (347)         (160,865)             (75)           (91,059)
  Gabelli Large Cap Value
    (IQ Annuity(TM)) (April 28)**                  22,484            (8,817)         (752,990)            (165)          (739,488)
  Touchstone Balanced (AnnuiChoice(TM))            26,641           (63,966)          597,533           (9,852)           550,356
  Touchstone Balanced (GrandMaster
    flex3(TM))                                    153,023            (4,711)           61,270             (879)           208,703
  Touchstone Balanced (IQ Annuity(TM))            146,733           (77,543)           56,904           (1,508)           124,586
  Touchstone Balanced (Pinnacleplus(TM))
    (July 15)*                                     16,244                 -               896               (2)            17,138
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                             103,782          (151,481)          777,175           (8,843)           720,633
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                       226,373            (3,047)          258,443           (1,024)           480,745
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                              305,705          (106,388)          199,187             (804)           397,700
  Touchstone Baron Small Cap
    (Pinnacleplus(TM)) (July 15)*                  11,758                 -             7,727               (1)            19,484
  Touchstone Core Bond (AnnuiChoice(TM))          214,702          (212,482)         (201,397)         (20,228)          (219,405)
  Touchstone Core Bond
    (GrandMaster flex3(TM))                       352,532           (29,029)          377,003           (3,099)           697,407
  Touchstone Core Bond (IQ Annuity(TM))         2,798,562          (212,954)       (2,915,725)          (2,480)          (332,597)
  Touchstone Core Bond
    (Pinnacleplus(TM)) (July 15)*                  34,665              (678)               20              (15)            33,992
  Touchstone Large Cap Value
    (AnnuiChoice(TM))                              32,729           (80,336)          939,251           (7,107)           884,537
  Touchstone Large Cap Value
    (GrandMaster flex3(TM))                        53,232            (2,486)          322,999           (1,290)           372,455
  Touchstone Large Cap Value
    (IQ Annuity(TM))                              125,865           (37,399)          230,598             (382)           318,682
  Touchstone Large Cap Growth
    (AnnuiChoice(TM)) (April 28)**                      -              (496)         (141,334)            (342)          (142,172)
  Touchstone Large Cap Growth
    (GrandMaster flex3(TM)) (April 28)**            1,835                 -           (24,007)             (43)           (22,215)
  Touchstone Large Cap Growth
    (IQ Annuity(TM)) (April 28)**                   1,721               (47)          (11,497)              (2)            (9,825)
  Touchstone Large Cap Growth
    (Pinnacleplus(TM)) (July 15)*                       -                 -            23,551              (12)            23,539
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                             128,292          (104,083)          611,422          (10,788)           624,843
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                       271,200           (26,390)          698,393           (1,584)           941,619
  Touchstone Emerging Growth
    (IQ Annuity(TM))                               64,239           (47,120)          320,879             (504)           337,494
  Touchstone Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                  22,289                 -             2,039              (19)            24,309
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                              12,559           (12,931)           42,953             (912)            41,669
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                        51,649           (15,143)          523,350           (2,040)           557,816
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                               27,962            (3,738)          152,315             (140)           176,399
  Touchstone Growth & Income
    (AnnuiChoice(TM))                               1,910           (15,439)          251,106           (2,646)           234,931
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                        51,082              (809)           93,838             (696)           143,415
  Touchstone Growth & Income
    (IQ Annuity(TM))                               43,450           (38,120)          211,702             (177)           216,855
  Touchstone Growth & Income
    (Pinnacleplus(TM)) (July 15)*                  49,136                 -             4,109               (4)            53,241
  Touchstone Growth/Value
    (AnnuiChoice(TM)) (April 28)**                  1,086            (7,080)         (642,120)          (1,076)          (649,190)
  Touchstone Growth/Value
    (GrandMaster flex3(TM)) (April 28)**           25,677              (669)          (96,043)             (63)           (71,098)
  Touchstone Growth/Value
    (IQ Annuity(TM)) (April 28)**                   7,976           (11,226)         (254,003)             (33)          (257,286)
  Touchstone High Yield
    (AnnuiChoice(TM))                             543,759          (130,239)       (1,340,498)          (9,978)          (936,956)
  Touchstone High Yield
    (GrandMaster flex3(TM))                     2,217,978          (104,360)         (618,884)          (2,505)         1,492,229
  Touchstone High Yield (IQ Annuity(TM))        2,068,220          (497,331)       (1,571,013)          (3,269)            (3,393)
  Touchstone High Yield
    (Pinnacleplus(TM)) (July 15)*                 161,425              (282)              905              (28)           162,020
  Touchstone International Equity
    (AnnuiChoice(TM)) (July 25)**                   8,457              (807)         (109,569)            (219)          (102,138)
  Touchstone International Equity
    (GrandMaster flex3(TM)) (July 25)**                 -                 -            (3,482)               -             (3,482)
  Touchstone International Equity
    (IQ Annuity(TM)) (July 25)**                        -              (574)          (77,471)             (27)           (78,072)
  Touchstone Money Market
    (AnnuiChoice(TM))                             104,597           (34,535)         (406,911)          (3,784)          (340,633)
  Touchstone Small Cap Value
    (IQ Annuity(TM)) (April 28)**                  16,478            (3,290)         (576,967)             (25)          (563,804)
  Touchstone Small Cap Value
    (AnnuiChoice(TM)) (April 28)**                  4,455            (3,460)         (217,744)            (250)          (216,999)
  Touchstone Small Cap Value
    (GrandMaster flex3(TM)) (April 28)**              952            (1,303)          (14,036)             (27)           (14,414)
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                             444,082          (333,380)          972,272          (27,723)         1,055,251

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (AnnuiChoice(TM)) (April 28)**         $           (943,986)   $            943,986        $             -
  Gabelli Large Cap Value
    (GrandMaster flex3(TM)) (April 28)**                (80,151)                 80,151                      -
  Gabelli Large Cap Value
    (IQ Annuity(TM)) (April 28)**                      (705,567)                705,567                      -
  Touchstone Balanced (AnnuiChoice(TM))                 843,328               1,005,161              1,848,489
  Touchstone Balanced (GrandMaster
    flex3(TM))                                          245,204                  50,231                295,435
  Touchstone Balanced (IQ Annuity(TM))                  267,544                 583,277                850,821
  Touchstone Balanced (Pinnacleplus(TM))
    (July 15)*                                           17,695                       -                 17,695
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                 1,035,090                 939,016              1,974,106
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                             575,949                  94,026                669,975
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                                    778,622               1,103,096              1,881,718
  Touchstone Baron Small Cap
    (Pinnacleplus(TM)) (July 15)*                        20,523                       -                 20,523
  Touchstone Core Bond (AnnuiChoice(TM))               (167,745)              2,716,581              2,548,836
  Touchstone Core Bond
    (GrandMaster flex3(TM))                             702,989                 189,177                892,166
  Touchstone Core Bond (IQ Annuity(TM))                (332,509)              1,469,722              1,137,213
  Touchstone Core Bond
    (Pinnacleplus(TM)) (July 15)*                        34,012                       -                 34,012
  Touchstone Large Cap Value
    (AnnuiChoice(TM))                                 1,221,096                 283,206              1,504,302
  Touchstone Large Cap Value
    (GrandMaster flex3(TM))                             457,251                  18,766                476,017
  Touchstone Large Cap Value
    (IQ Annuity(TM))                                    429,536                 139,870                569,406
  Touchstone Large Cap Growth
    (AnnuiChoice(TM)) (April 28)**                     (137,381)                137,381                      -
  Touchstone Large Cap Growth
    (GrandMaster flex3(TM)) (April 28)**                (20,224)                 20,224                      -
  Touchstone Large Cap Growth
    (IQ Annuity(TM)) (April 28)**                        (8,961)                  8,961                      -
  Touchstone Large Cap Growth
    (Pinnacleplus(TM)) (July 15)*                        23,933                       -                 23,933
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                                 1,295,682               1,168,942              2,464,624
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                           1,231,693                 240,706              1,472,399
  Touchstone Emerging Growth
    (IQ Annuity(TM))                                    443,237                 150,178                593,415
  Touchstone Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                        25,292                       -                 25,292
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                    73,093                  84,061                157,154
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                             655,493                  64,354                719,847
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                    195,753                  16,416                212,169
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                   342,243                 277,567                619,810
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                             169,323                  13,832                183,155
  Touchstone Growth & Income
    (IQ Annuity(TM))                                    298,371                  92,983                391,354
  Touchstone Growth & Income
    (Pinnacleplus(TM)) (July 15)*                        60,105                       -                 60,105
  Touchstone Growth/Value
    (AnnuiChoice(TM)) (April 28)**                     (605,444)                605,444                      -
  Touchstone Growth/Value
    (GrandMaster flex3(TM)) (April 28)**                (64,160)                 64,160                      -
  Touchstone Growth/Value
    (IQ Annuity(TM)) (April 28)**                      (241,746)                241,746                      -
  Touchstone High Yield
    (AnnuiChoice(TM))                                  (580,852)              1,514,048                933,196
  Touchstone High Yield
    (GrandMaster flex3(TM))                           1,722,819                 282,249              2,005,068
  Touchstone High Yield (IQ Annuity(TM))                562,075               1,071,988              1,634,063
  Touchstone High Yield
    (Pinnacleplus(TM)) (July 15)*                       173,642                       -                173,642
  Touchstone International Equity
    (AnnuiChoice(TM)) (July 25)**                       (98,595)                 98,595                      -
  Touchstone International Equity
    (GrandMaster flex3(TM)) (July 25)**                  (2,804)                  2,804                      -
  Touchstone International Equity
    (IQ Annuity(TM)) (July 25)**                        (10,284)                 10,284                      -
  Touchstone Money Market
    (AnnuiChoice(TM))                                  (340,522)                522,315                181,793
  Touchstone Small Cap Value
    (IQ Annuity(TM)) (April 28)**                      (555,485)                555,485                      -
  Touchstone Small Cap Value
    (AnnuiChoice(TM)) (April 28)**                     (218,387)                218,387                      -
  Touchstone Small Cap Value
    (GrandMaster flex3(TM)) (April 28)**                (14,136)                 14,136                      -
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                                 2,295,498               3,307,820              5,603,318

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                                         INCREASE
                                                                   UNITS                UNITS          (DECREASE) IN
                 DIVISION                  UNITS PURCHASED        REDEEMED           TRANSFERRED           UNITS
----------------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value
    (AnnuiChoice(TM)) (April 28)**                    2,672             (4,493)           (173,641)           (175,462)
  Gabelli Large Cap Value
    (GrandMaster flex3(TM)) (April 28)**              9,042                (54)            (19,562)            (10,574)
  Gabelli Large Cap Value
    (IQ Annuity(TM)) (April 28)**                     4,054             (1,627)           (130,479)           (128,052)
  Touchstone Balanced (AnnuiChoice(TM))               2,817             (7,487)             62,838              58,168
  Touchstone Balanced (GrandMaster
    flex3(TM))                                       15,913               (586)              6,276              21,603
  Touchstone Balanced (IQ Annuity(TM))               15,256             (8,378)              7,010              13,888
  Touchstone Balanced (Pinnacleplus(TM))
    (July 15)*                                        1,531                  -                  85               1,616
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))                                10,050            (16,464)             71,029              64,615
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))                          24,858               (425)             27,667              52,100
  Touchstone Baron Small Cap
    (IQ Annuity(TM))                                 30,372            (10,405)             18,284              38,251
  Touchstone Baron Small Cap
    (Pinnacleplus(TM)) (July 15)*                     1,136                 (1)                724               1,859
  Touchstone Core Bond (AnnuiChoice(TM))             19,352            (20,919)            (19,195)            (20,762)
  Touchstone Core Bond
    (GrandMaster flex3(TM))                          33,234             (3,140)             35,330              65,424
  Touchstone Core Bond (IQ Annuity(TM))             254,633            (19,650)           (267,648)            (32,665)
  Touchstone Core Bond
    (Pinnacleplus(TM)) (July 15)*                     3,477                (69)                  -               3,408
  Touchstone Large Cap Value
    (AnnuiChoice(TM))                                 4,813            (13,211)            161,557             153,159
  Touchstone Large Cap Value
    (GrandMaster flex3(TM))                           6,305               (426)             39,689              45,568
  Touchstone Large Cap Value
    (IQ Annuity(TM))                                 18,249             (5,495)             39,794              52,548
  Touchstone Large Cap Growth
    (AnnuiChoice(TM)) (April 28)**                        -               (131)            (21,745)            (21,876)
  Touchstone Large Cap Growth
    (GrandMaster flex3(TM)) (April 28)**                235                 (6)             (2,951)             (2,722)
  Touchstone Large Cap Growth
    (IQ Annuity(TM)) (April 28)**                       266                 (8)             (1,694)             (1,436)
  Touchstone Large Cap Growth
    (Pinnacleplus(TM)) (July 15)*                         -                 (1)              2,163               2,162
  Touchstone Emerging Growth
    (AnnuiChoice(TM))                                13,650            (12,753)             68,941              69,838
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))                          26,023             (2,832)             78,191             101,382
  Touchstone Emerging Growth
    (IQ Annuity(TM))                                  6,376             (4,875)             31,960              33,461
  Touchstone Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                     2,004                 (2)                184               2,186
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))                                 1,629             (1,719)              5,156               5,066
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))                           6,340             (1,825)             58,990              63,505
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))                                  3,177               (421)             17,417              20,173
  Touchstone Growth & Income
    (AnnuiChoice(TM))                                   221             (1,902)             26,297              24,616
  Touchstone Growth & Income
    (GrandMaster flex3(TM))                           6,032               (165)              9,914              15,781
  Touchstone Growth & Income
    (IQ Annuity(TM))                                  5,122             (4,031)             24,412              25,503
  Touchstone Growth & Income
    (Pinnacleplus(TM)) (July 15)*                     4,909                  -                 368               5,277
  Touchstone Growth/Value
    (AnnuiChoice(TM)) (April 28)**                      190             (1,393)           (106,912)           (108,115)
  Touchstone Growth/Value
    (GrandMaster flex3(TM)) (April 28)**              3,349                (92)            (11,755)             (8,498)
  Touchstone Growth/Value
    (IQ Annuity(TM)) (April 28)**                     1,466             (2,158)            (46,249)            (46,941)
  Touchstone High Yield
    (AnnuiChoice(TM))                                48,816            (12,550)           (109,712)            (73,446)
  Touchstone High Yield
    (GrandMaster flex3(TM))                         200,718             (9,381)            (52,961)            138,376
  Touchstone High Yield (IQ Annuity(TM))            187,636            (45,213)           (116,136)             26,287
  Touchstone High Yield
    (Pinnacleplus(TM)) (July 15)*                    16,393                (29)                 95              16,459
  Touchstone International Equity
    (AnnuiChoice(TM)) (July 25)**                     1,241               (167)            (15,990)            (14,916)
  Touchstone International Equity
    (GrandMaster flex3(TM)) (July 25)**                   -                  -                (368)               (368)
  Touchstone International Equity
    (IQ Annuity(TM)) (July 25)**                          -                (82)             (1,383)             (1,465)
  Touchstone Money Market
    (AnnuiChoice(TM))                                10,318             (3,799)            (40,035)            (33,516)
  Touchstone Small Cap Value
    (IQ Annuity(TM)) (April 28)**                     2,103               (417)            (71,383)            (69,697)
  Touchstone Small Cap Value
    (AnnuiChoice(TM)) (April 28)**                      533               (471)            (26,858)            (26,796)
  Touchstone Small Cap Value
    (GrandMaster flex3(TM)) (April 28)**                215               (173)             (1,809)             (1,767)
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))                                43,364            (36,230)             75,026              82,160

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                            UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN        APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF    (DEPRECIATION) DURING   RESULTING FROM
                 DIVISION                    INCOME (LOSS)          INVESTMENTS             THE PERIOD           OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                $           (9,915)   $           36,631    $          261,938    $          288,654
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                                  (48,760)             (275,312)            1,725,098             1,401,026
  Touchstone Third Avenue Value
    (Pinnacleplus(TM)) (July 15)*                        (211)                   50                 4,610                 4,449
  Touchstone Value Plus
    (AnnuiChoice(TM))                                    (306)                7,473               316,829               323,996
  Touchstone Value Plus
    (GrandMaster flex3(TM))                            (1,138)                6,757                68,543                74,162
  Touchstone Value Plus
    (IQ Annuity(TM))                                   (4,050)               37,672               168,840               202,462
  Touchstone Value Plus
    (Pinnacleplus(TM)) (July 15)*                           1                     1                   362                   364
  JPM Bond (AnnuiChoice(TM))                           52,174                (2,995)              (20,423)               28,756
  JPM Bond (GrandMaster flex3(TM))                     33,231                (4,610)              (11,197)               17,424
  JPM Bond (IQ3(TM))                                   54,015              (145,515)               27,184               (64,316)
  JPM Bond (Pinnacleplus(TM)) (July 15)*                  (17)                   15                     6                     4
  JPM International Opportunities
    (AnnuiChoice(TM))                                     (72)                  155                 3,423                 3,506
  JPM International Opportunities
    (GrandMaster flex3(TM))                              (344)                6,079                24,431                30,166
  JPM International Opportunities
    (IQ3(TM))                                          (2,545)              107,003                19,719               124,177
  JPM International Equity
    (Pinnacleplus(TM)) (July 15)*                          (1)                    -                    67                    66
  JPM Mid Cap Value (AnnuiChoice(TM))                  (1,324)               10,164                49,983                58,823
  JPM Mid Cap Value
    (GrandMaster flex3(TM))                            (3,852)               14,282                64,194                74,624
  JPM Mid Cap Value (IQ3(TM))                          (4,139)               54,427                41,711                91,999
  JPM Mid Cap Value
    (Pinnacleplus(TM)) (July 15)*                        (597)                   28                10,809                10,240
  Van Kampen Bandwidth &
    Telecommunication (AnnuiChoice(TM))
    (April 30)**                                          (46)               (4,488)                5,066                   532
  Van Kampen Bandwidth &
    Telecommunication
    (GrandMaster flex3(TM))
    (April 30)**                                           (7)               (1,233)                1,314                    74
  Van Kampen Bandwidth &
    Telecommunication (IQ Annuity(TM))
    (April 30)**                                            -                  (113)                  108                    (5)
  Van Kampen Biotechnology &
    Pharmaceutical (AnnuiChoice(TM))
    (April 30)**                                       (1,262)               16,495                57,499                72,732
  Van Kampen Biotechnology &
    Pharmaceutical (GrandMaster
    flex3(TM)) (April 30)**                               (37)                1,080                   118                 1,161
  Van Kampen Biotechnology &
    Pharmaceutical (IQ Annuity(TM))
    (April 30)**                                       (1,063)               (1,913)               29,036                26,060
  Van Kampen Internet
    (GrandMaster flex3(TM)) (April 30)**                   (5)                 (148)                    -                  (153)
  Van Kampen Internet
    (GrandMaster flex3(TM)) (April 30)**                  (28)               (1,433)                  385                (1,076)
  Van Kampen Internet
    (IQ Annuity(TM)) (April 30)**                         (17)                  346                     -                   329
  Van Kampen MS High Tech 35 Index
    (GrandMaster flex3(TM)) (April 30)**                   (4)                  107                     -                   103
  Van Kampen MS High-Tech 35 Index
    (IQ Annuity(TM)) (April 30)**                        (142)              (17,477)               20,160                 2,541
  Van Kampen MS High-Tech 35 Index
    (AnnuiChoice(TM)) (April 30)**                       (126)               (6,879)                8,451                 1,446
  Van Kampen MS U.S. Multinational
    (AnnuiChoice(TM)) (April 30)**                        (27)               (1,249)                1,668                   392
  Van Kampen MS U.S. Multinational
    (GrandMaster flex3(TM)) (April 30)**                 (126)                2,004                (1,535)                  343
  Van Kampen MS U.S. Multinational
    (IQ Annuity(TM)) (April 30)**                         (88)               (2,588)                3,094                   418
INITIAL CLASS:
  Touchstone Money Market
    (GrandMaster flex3(TM))                              (681)                    -                     -                  (681)
  Touchstone Money Market
    (IQ Annuity(TM)) (May 1)*                         (19,708)                    -                    40               (19,668)
  VIP Equity-Income (Grandmaster(TM))                 215,665            (2,244,945)           12,658,204            10,628,924
  VIP Growth (Grandmaster(TM))                       (326,503)           (6,671,020)           15,173,972             8,176,449
  VIP High Income (Grandmaster(TM))                   581,570             1,782,820               483,522             2,847,912
  VIP Money Market (Grandmaster(TM))
    (July 25)**                                       (36,113)                    -                   (38)              (36,151)
  VIP Money Market (IQ Annuity(TM))
    (July 25)**                                       (13,298)                    -                    18               (13,280)
  VIP II Asset Manager (Grandmaster(TM))              465,324            (1,461,134)            3,748,203             2,752,393
  VIP II Asset Manager: Growth
    (Grandmaster(TM))                                  82,734              (537,481)            1,432,302               977,555
  VIP II Contrafund (Grandmaster(TM))                (248,856)             (175,299)            7,190,922             6,766,767
  VIP II Index 500 (Grandmaster(TM))                   42,245            (3,789,876)            9,328,232             5,580,601
  VIP II Index 500 (IQ Annuity(TM))                     1,082              (212,580)              631,412               419,914
  VIP II Investment Grade Bond
    (Grandmaster(TM))                               1,240,060               844,169            (1,163,398)              920,831

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -------------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                          CONTRIBUTIONS        CONTRACT       NET TRANSFERS       CONTRACT       (DECREASE) IN NET
                                          FROM CONTRACT    TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE    ASSETS FROM CONTRACT
                 DIVISION                    HOLDERS           BENEFITS          OPTIONS          CHARGES       RELATED TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                $      544,625    $      (11,938)   $      605,195    $       (1,599)   $    1,136,283
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                              466,613          (742,138)        1,248,769            (3,654)          969,590
  Touchstone Third Avenue Value
    (Pinnacleplus(TM)) (July 15)*                  37,780                 -            34,650               (32)           72,398
  Touchstone Value Plus
    (AnnuiChoice(TM))                              95,868           (84,043)          993,031            (7,498)          997,358
  Touchstone Value Plus
    (GrandMaster flex3(TM))                        53,019            (2,195)          296,393              (612)          346,605
  Touchstone Value Plus
    (IQ Annuity(TM))                               13,798          (123,307)          697,845              (535)          587,801
  Touchstone Value Plus
    (Pinnacleplus(TM)) (July 15)*                   3,008                 -               (15)                -             2,993
  JPM Bond (AnnuiChoice(TM))                      291,108           (45,306)          320,039            (7,261)          558,580
  JPM Bond (GrandMaster flex3(TM))                679,717           (49,396)          531,463            (4,443)        1,157,341
  JPM Bond (IQ3(TM))                              947,757          (213,148)           57,521            (1,628)          790,502
  JPM Bond (Pinnacleplus(TM)) (July 15)*           16,458              (733)            4,767                 -            20,492
  JPM International Opportunities
    (AnnuiChoice(TM))                               1,346              (816)           18,924               (74)           19,380
  JPM International Opportunities
    (GrandMaster flex3(TM))                        18,943            (1,311)          121,548              (218)          138,962
  JPM International Opportunities
    (IQ3(TM))                                     434,912            (8,535)         (481,885)              (34)          (55,542)
  JPM International Equity
    (Pinnacleplus(TM)) (July 15)*                   1,335                 -                 4                (1)            1,338
  JPM Mid Cap Value (AnnuiChoice(TM))              35,339           (30,512)          237,628            (1,819)          240,636
  JPM Mid Cap Value
    (GrandMaster flex3(TM))                       266,353            (1,174)          110,670            (1,488)          374,361
  JPM Mid Cap Value (IQ3(TM))                      88,971           (43,013)          366,682            (1,120)          411,520
  JPM Mid Cap Value
    (Pinnacleplus(TM)) (July 15)*                  90,978                 -             8,026                (4)           99,000
  Van Kampen Bandwidth &
    Telecommunication (AnnuiChoice(TM))
    (April 30)**                                   10,224                 -           (19,421)              (42)           (9,239)
  Van Kampen Bandwidth &
    Telecommunication
    (GrandMaster flex3(TM))
    (April 30)**                                        -                 -            (1,402)                -            (1,402)
  Van Kampen Bandwidth &
    Telecommunication (IQ Annuity(TM))
    (April 30)**                                        -               (42)              (51)                -               (93)
  Van Kampen Biotechnology &
    Pharmaceutical (AnnuiChoice(TM))
    (April 30)**                                   18,135            (7,041)         (385,832)           (1,244)         (375,982)
  Van Kampen Biotechnology &
    Pharmaceutical (GrandMaster
    flex3(TM)) (April 30)**                             -                 -            (6,021)               (6)           (6,027)
  Van Kampen Biotechnology &
    Pharmaceutical (IQ Annuity(TM))
    (April 30)**                                      913           (15,528)         (263,556)             (118)         (278,289)
  Van Kampen Internet
    (GrandMaster flex3(TM)) (April 30)**               45                 -               111                (3)              153
  Van Kampen Internet
    (GrandMaster flex3(TM)) (April 30)**               11            (2,643)            1,204                (8)           (1,436)
  Van Kampen Internet
    (IQ Annuity(TM)) (April 30)**                   9,580                 -            (9,894)              (15)             (329)
  Van Kampen MS High Tech 35 Index
    (GrandMaster flex3(TM)) (April 30)**                -                 -              (102)               (1)             (103)
  Van Kampen MS High-Tech 35 Index
    (IQ Annuity(TM)) (April 30)**                       -              (140)          (31,591)               (4)          (31,735)
  Van Kampen MS High-Tech 35 Index
    (AnnuiChoice(TM)) (April 30)**                  6,824                 -           (34,739)             (124)          (28,039)
  Van Kampen MS U.S. Multinational
    (AnnuiChoice(TM)) (April 30)**                  1,144                 -            (9,013)              (19)           (7,888)
  Van Kampen MS U.S. Multinational
    (GrandMaster flex3(TM)) (April 30)**                -                 -           (28,371)              (20)          (28,391)
  Van Kampen MS U.S. Multinational
    (IQ Annuity(TM)) (April 30)**                       -            (6,255)          (14,228)               (5)          (20,488)
INITIAL CLASS:
  Touchstone Money Market
    (GrandMaster flex3(TM))                       241,071              (745)         (249,012)             (239)           (8,925)
  Touchstone Money Market
    (IQ Annuity(TM)) (May 1)*                           -        (2,284,606)        6,099,599              (621)        3,814,372
  VIP Equity-Income (Grandmaster(TM))             167,289        (4,848,698)       (1,005,210)          (21,883)       (5,708,502)
  VIP Growth (Grandmaster(TM))                    119,560        (3,358,480)         (303,972)          (18,572)       (3,561,464)
  VIP High Income (Grandmaster(TM))               227,870        (1,430,445)        2,589,587            (4,698)        1,382,314
  VIP Money Market (Grandmaster(TM))
    (July 25)**                                   251,837       (11,777,341)      (17,356,020)           (5,142)      (28,886,666)
  VIP Money Market (IQ Annuity(TM))
    (July 25)**                                     3,478        (1,478,669)       (5,285,831)             (906)       (6,761,928)
  VIP II Asset Manager (Grandmaster(TM))           95,483        (1,936,127)       (1,823,456)          (10,398)       (3,674,498)
  VIP II Asset Manager: Growth
    (Grandmaster(TM))                              23,227          (538,605)         (305,033)           (2,873)         (823,284)
  VIP II Contrafund (Grandmaster(TM))             176,859        (3,203,476)         (983,773)          (17,878)       (4,028,268)
  VIP II Index 500 (Grandmaster(TM))               59,669        (2,300,154)         (799,592)          (12,792)       (3,052,869)
  VIP II Index 500 (IQ Annuity(TM))                15,226          (233,713)          (83,519)           (1,690)         (303,696)
  VIP II Investment Grade Bond
    (Grandmaster(TM))                              56,332        (4,877,317)       (4,714,366)           (8,227)       (9,543,578)

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                $          1,424,937    $            183,634   $          1,608,571
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                                  2,370,616               3,662,670              6,033,286
  Touchstone Third Avenue Value
    (Pinnacleplus(TM)) (July 15)*                        76,847                       -                 76,847
  Touchstone Value Plus
    (AnnuiChoice(TM))                                 1,321,354                 201,339              1,522,693
  Touchstone Value Plus
    (GrandMaster flex3(TM))                             420,767                       -                420,767
  Touchstone Value Plus
    (IQ Annuity(TM))                                    790,263                  34,628                824,891
  Touchstone Value Plus
    (Pinnacleplus(TM)) (July 15)*                         3,357                       -                  3,357
  JPM Bond (AnnuiChoice(TM))                            587,336                 655,976              1,243,312
  JPM Bond (GrandMaster flex3(TM))                    1,174,765                 348,072              1,522,837
  JPM Bond (IQ3(TM))                                    726,186               1,291,419              2,017,605
  JPM Bond (Pinnacleplus(TM)) (July 15)*                 20,496                       -                 20,496
  JPM International Opportunities
    (AnnuiChoice(TM))                                    22,886                      65                 22,951
  JPM International Opportunities
    (GrandMaster flex3(TM))                             169,128                   5,238                174,366
  JPM International Opportunities
    (IQ3(TM))                                            68,635                 148,747                217,382
  JPM International Equity
    (Pinnacleplus(TM)) (July 15)*                         1,404                       -                  1,404
  JPM Mid Cap Value (AnnuiChoice(TM))                   299,459                  41,730                341,189
  JPM Mid Cap Value
    (GrandMaster flex3(TM))                             448,985                  45,450                494,435
  JPM Mid Cap Value (IQ3(TM))                           503,519                 163,070                666,589
  JPM Mid Cap Value
    (Pinnacleplus(TM)) (July 15)*                       109,240                       -                109,240
  Van Kampen Bandwidth &
    Telecommunication (AnnuiChoice(TM))
    (April 30)**                                         (8,707)                  8,707                      -
  Van Kampen Bandwidth &
    Telecommunication
    (GrandMaster flex3(TM))
    (April 30)** (7)                                     (1,328)                  1,328                      -
  Van Kampen Bandwidth &
    Telecommunication (IQ Annuity(TM))
    (April 30)**                                            (98)                     98                      -
  Van Kampen Biotechnology &
    Pharmaceutical (AnnuiChoice(TM))
    (April 30)**                                       (303,250)                303,250                      -
  Van Kampen Biotechnology &
    Pharmaceutical (GrandMaster
    flex3(TM)) (April 30)**                              (4,866)                  4,866                      -
  Van Kampen Biotechnology &
    Pharmaceutical (IQ Annuity(TM))
    (April 30)**                                       (252,229)                252,229                      -
  Van Kampen Internet
    (GrandMaster flex3(TM)) (April 30)**                      -                       -                      -
  Van Kampen Internet
    (GrandMaster flex3(TM)) (April 30)**                 (2,512)                  2,512                      -
  Van Kampen Internet
    (IQ Annuity(TM)) (April 30)**                             -                       -                      -
  Van Kampen MS High Tech 35 Index
    (GrandMaster flex3(TM)) (April 30)**                      -                       -                      -
  Van Kampen MS High-Tech 35 Index
    (IQ Annuity(TM)) (April 30)**                       (29,194)                 29,194                      -
  Van Kampen MS High-Tech 35 Index
    (AnnuiChoice(TM)) (April 30)**                      (26,593)                 26,593                      -
  Van Kampen MS U.S. Multinational
    (AnnuiChoice(TM)) (April 30)**                       (7,496)                  7,496                      -
  Van Kampen MS U.S. Multinational
    (GrandMaster flex3(TM)) (April 30)**                (28,048)                 28,048                      -
  Van Kampen MS U.S. Multinational
    (IQ Annuity(TM)) (April 30)**                       (20,070)                 20,070                      -
INITIAL CLASS:
  Touchstone Money Market
    (GrandMaster flex3(TM))                              (9,606)                 96,004                 86,398
  Touchstone Money Market
    (IQ Annuity(TM)) (May 1)*                         3,794,704                       -              3,794,704
  VIP Equity-Income (Grandmaster(TM))                 4,920,422              41,825,216             46,745,638
  VIP Growth (Grandmaster(TM))                        4,614,985              29,611,154             34,226,139
  VIP High Income (Grandmaster(TM))                   4,230,226              10,224,513             14,454,739
  VIP Money Market (Grandmaster(TM))
    (July 25)**                                     (28,922,817)             28,922,817                      -
  VIP Money Market (IQ Annuity(TM))
    (July 25)**                                      (6,775,208)              6,775,208                      -
  VIP II Asset Manager (Grandmaster(TM))               (922,105)             19,437,381             18,515,276
  VIP II Asset Manager: Growth
    (Grandmaster(TM))                                   154,271               4,960,472              5,114,743
  VIP II Contrafund (Grandmaster(TM))                 2,738,499              28,421,984             31,160,483
  VIP II Index 500 (Grandmaster(TM))                  2,527,732              22,776,304             25,304,036
  VIP II Index 500 (IQ Annuity(TM))                     116,218               1,839,989              1,956,207
  VIP II Investment Grade Bond
    (Grandmaster(TM))                                (8,622,747)             26,963,636             18,340,889

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                                         INCREASE
                                                                   UNITS                UNITS          (DECREASE) IN
                 DIVISION                  UNITS PURCHASED        REDEEMED           TRANSFERRED           UNITS
----------------------------------------------------------------------------------------------------------------------
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))                          62,344             (1,496)             67,959             128,807
  Touchstone Third Avenue Value
    (IQ Annuity(TM))                                 52,858            (79,510)            114,146              87,494
  Touchstone Third Avenue Value
    (Pinnacleplus(TM)) (July 15)*                     3,381                 (3)              3,042               6,420
  Touchstone Value Plus
    (AnnuiChoice(TM))                                10,960            (11,307)            140,333             139,986
  Touchstone Value Plus
    (GrandMaster flex3(TM))                           6,131               (321)             37,568              43,378
  Touchstone Value Plus
    (IQ Annuity(TM))                                  1,752            (14,643)            100,310              87,419
  Touchstone Value Plus
    (Pinnacleplus(TM)) (July 15)*                       304                  -                  (1)                303
  JPM Bond (AnnuiChoice(TM))                         27,228             (4,916)             30,020              52,332
  JPM Bond (GrandMaster flex3(TM))                   63,571             (5,122)             49,556             108,005
  JPM Bond (IQ3(TM))                                 89,225            (21,025)             (3,677)             64,523
  JPM Bond (Pinnacleplus(TM)) (July 15)*              1,652                (74)                484               2,062
  JPM International Opportunities
    (AnnuiChoice(TM))                                   156                (98)              2,087               2,145
  JPM International Opportunities
    (GrandMaster flex3(TM))                           2,376               (159)             14,192              16,409
  JPM International Opportunities
    (IQ3(TM))                                        48,769               (955)            (45,572)              2,242
  JPM International Equity
    (Pinnacleplus(TM)) (July 15)*                       118                  -                   -                 118
  JPM Mid Cap Value (AnnuiChoice(TM))                 3,223             (2,957)             24,049              24,315
  JPM Mid Cap Value
    (GrandMaster flex3(TM))                          26,119               (258)             11,726              37,587
  JPM Mid Cap Value (IQ3(TM))                         8,318             (4,266)             34,954              39,006
  JPM Mid Cap Value
    (Pinnacleplus(TM)) (July 15)*                     9,046                  -                 725               9,771
  Van Kampen Bandwidth &
    Telecommunication (AnnuiChoice(TM))
    (April 30)**                                      8,705                (40)            (16,439)             (7,774)
  Van Kampen Bandwidth &
    Telecommunication
    (GrandMaster flex3(TM))
    (April 30)**                                          -                  -               (304)               (304)
  Van Kampen Bandwidth &
    Telecommunication (IQ Annuity(TM))
    (April 30)**                                          -                (32)                (38)                (70)
  Van Kampen Biotechnology &
    Pharmaceutical (AnnuiChoice(TM))
    (April 30)**                                      2,846             (1,363)            (50,003)            (48,520)
  Van Kampen Biotechnology &
    Pharmaceutical (GrandMaster
    flex3(TM)) (April 30)**                               -                 (1)               (581)               (582)
  Van Kampen Biotechnology &
    Pharmaceutical (IQ Annuity(TM))
    (April 30)**                                        132             (2,222)            (35,222)            (37,312)
  Van Kampen Internet
    (GrandMaster flex3(TM)) (April 30)**                  7                 (1)                 (6)                  -
  Van Kampen Internet
    (GrandMaster flex3(TM)) (April 30)**                (40)            (1,332)               (337)             (1,709)
  Van Kampen Internet
    (IQ Annuity(TM)) (April 30)**                     3,058                 (6)             (3,052)                  -
  Van Kampen MS High Tech 35 Index
    (GrandMaster flex3(TM)) (April 30)**                  -                  -                   -                   -
  Van Kampen MS High-Tech 35 Index
    (IQ Annuity(TM)) (April 30)**                         -                (30)             (5,977)             (6,007)
  Van Kampen MS High-Tech 35 Index
    (AnnuiChoice(TM)) (April 30)**                    1,232                (24)             (6,474)             (5,266)
  Van Kampen MS U.S. Multinational
    (AnnuiChoice(TM)) (April 30)**                      218                 (3)             (1,593)             (1,378)
  Van Kampen MS U.S. Multinational
    (GrandMaster flex3(TM)) (April 30)**                  -                 (3)             (4,414)             (4,417)
  Van Kampen MS U.S. Multinational
    (IQ Annuity(TM)) (April 30)**                         -             (1,208)             (2,586)             (3,794)
INITIAL CLASS:
  Touchstone Money Market
    (GrandMaster flex3(TM))                          24,186               (100)            (25,004)               (918)
  Touchstone Money Market
    (IQ Annuity(TM)) (May 1)*                             -           (227,946)            606,659             378,713
  VIP Equity-Income (Grandmaster(TM))                 4,583           (137,457)            (32,494)           (165,368)
  VIP Growth (Grandmaster(TM))                        2,884            (80,829)            (13,953)            (91,898)
  VIP High Income (Grandmaster(TM))                  16,750           (107,677)            199,948             109,021
  VIP Money Market (Grandmaster(TM))
    (July 25)**                                      13,808           (645,687)           (952,065)         (1,583,944)
  VIP Money Market (IQ Annuity(TM))
    (July 25)**                                         317           (134,631)           (481,614)           (615,928)
  VIP II Asset Manager (Grandmaster(TM))              3,443            (71,006)            (68,778)           (136,341)
  VIP II Asset Manager: Growth
    (Grandmaster(TM))                                 1,397            (32,406)            (18,670)            (49,679)
  VIP II Contrafund (Grandmaster(TM))                 7,416           (133,859)            (46,645)           (173,088)
  VIP II Index 500 (Grandmaster(TM))                  2,604           (106,533)            (35,087)           (139,016)
  VIP II Index 500 (IQ Annuity(TM))                   2,209            (33,294)            (12,989)            (44,074)
  VIP II Investment Grade Bond
    (Grandmaster(TM))                                 2,011           (179,484)           (170,514)           (347,987)

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                           CHANGE IN NET
                                                                                            UNREALIZED        NET INCREASE IN
                                                                  NET REALIZED GAIN        APPRECIATION         NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF    (DEPRECIATION) DURING  RESULTING FROM
                 DIVISION                    INCOME (LOSS)          INVESTMENTS             THE PERIOD          OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  VIP II Investment Grade Bond
    (IQ Annuity(TM))                       $          129,284    $           65,767    $          (90,613)   $          104,438
  VIP III Balanced (Grandmaster(TM))                   47,812               (60,148)              472,391               460,055
  VIP III Growth & Income
    (Grandmaster(TM))                                 (12,282)             (633,301)            2,143,664             1,498,081
  VIP III Growth Opportunities
    (Grandmaster(TM))                                 (19,761)             (837,170)            1,755,409               898,478
  VIP Overseas (Grandmaster(TM))                      (45,263)             (414,758)            3,856,859             3,396,838
SERVICE CLASS:
  Touchstone Money Market
    (AnnuiChoice(TM)) (July 14)*                      (10,681)                    -                     -               (10,681)
  Touchstone Money Market
    (GrandMaster flex3(TM)) (July 14)*                 (6,601)                    -                     -                (6,601)
  Touchstone Money Market
    (Grandmaster(TM)) (May 1)*                        (32,061)                    -                     -               (32,061)
  Touchstone Money Market
    (IQ Annuity(TM))                                   (5,554)                    -                     -                (5,554)
  VIP Equity-Income (IQ Annuity(TM))                    8,658              (152,293)              535,740               392,105
  VIP Growth (IQ Annuity(TM))                         (25,228)             (583,728)            1,125,720               516,764
  VIP High Income (IQ Annuity(TM))                    208,702               371,729                83,820               664,251
  VIP II Asset Manager (IQ Annuity(TM))                 5,694                (7,164)               48,060                46,590
  VIP II Asset Manager: Growth
    (IQ Annuity(TM))                                    1,584                (5,241)               21,189                17,532
  VIP II Contrafund (IQ Annuity(TM))                  (22,863)             (134,967)              636,278               478,448
  VIP III Balanced (IQ Annuity(TM))                     9,079               (14,256)               74,626                69,449
  VIP III Growth & Income
    (IQ Annuity(TM))                                   (2,805)              (39,077)              208,190               166,308
  VIP III Growth Opportunities
    (IQ Annuity(TM))                                   (2,146)              (30,512)               94,765                62,107
  VIP III Mid Cap (Grandmaster(TM))                   (76,781)             (249,197)            2,709,697             2,383,719
  VIP III Mid Cap (IQ Annuity(TM))                    (25,491)               (1,450)              760,203               733,262
  VIP Overseas (IQ Annuity(TM))                        (2,898)               60,645                49,157               106,904
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                  (1,898)              (15,869)               62,418                44,651
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                            (2,481)                 (692)               45,588                42,415
  MFS Capital Opportunities
    (Grandmaster(TM))                                  (6,942)             (136,141)              239,800                96,717
  MFS Capital Opportunities
    (IQ Annuity(TM))                                  (15,452)             (382,640)              619,871               221,779
  MFS Capital Opportunities
    (Pinnacleplus(TM)) (July 15)*                          (5)                    -                   265                   260
  MFS Emerging Growth (AnnuiChoice(TM))                (3,221)              (79,289)              163,610                81,100
  MFS Emerging Growth
    (GrandMaster flex3(TM))                              (355)                   79                 5,297                 5,021
  MFS Emerging Growth (Grandmaster(TM))                  (729)               (2,672)               14,152                10,751
  MFS Emerging Growth (IQ Annuity(TM))                (11,011)              (92,871)              278,934               175,052
  MFS Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                         (41)                    2                   620                   581
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                  (3,765)              (18,565)               93,667                71,337
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                            (6,082)                7,267                80,066                81,251
  MFS Investors Growth Stock
    (Grandmaster(TM))                                    (942)              (23,115)               38,846                14,789
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                   (9,628)             (135,093)              269,144               124,423
  MFS Investors Trust (AnnuiChoice(TM))                (2,202)              (18,934)               96,831                75,695
  MFS Investors Trust
    (GrandMaster flex3(TM))                              (590)                1,191                12,281                12,882
  MFS Investors Trust (Grandmaster(TM))                (1,426)               (9,423)               43,501                32,652
  MFS Investors Trust (IQ Annuity(TM))                 (4,109)              (37,556)              111,493                69,828
  MFS Investors Trust
    (Pinnacleplus(TM)) (July 15)*                         (35)                    1                   461                   427
  MFS Mid Cap Growth (AnnuiChoice(TM))                 (8,358)              161,041                77,083               229,766
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                            (3,346)                8,952                55,809                61,415
  MFS Mid Cap Growth (Grandmaster(TM))                 (9,122)               67,900               127,463               186,241
  MFS Mid Cap Growth (IQ Annuity(TM))                 (22,082)              402,828                90,927               471,673
  MFS Mid Cap Growth
    (Pinnacleplus(TM)) (July 15)*                         (61)                   (8)                  915                   846
  MFS New Discovery (AnnuiChoice(TM))                  (3,237)              (24,091)              115,582                88,254

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -------------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                          CONTRIBUTIONS         CONTRACT        NET TRANSFERS      CONTRACT      (DECREASE) IN NET
                                          FROM CONTRACT     TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE   ASSETS FROM CONTRACT
                 DIVISION                    HOLDERS            BENEFITS          OPTIONS          CHARGES      RELATED TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  VIP II Investment Grade Bond
    (IQ Annuity(TM))                       $       43,680    $     (469,533)   $     (447,650)   $         (641)   $     (874,144)
  VIP III Balanced (Grandmaster(TM))               14,292          (382,193)           24,241            (1,529)         (345,189)
  VIP III Growth & Income
    (Grandmaster(TM))                              34,736          (790,865)          148,708            (4,035)         (611,456)
  VIP III Growth Opportunities
    (Grandmaster(TM))                              13,785          (382,956)         (336,952)           (2,661)         (708,784)
  VIP Overseas (Grandmaster(TM))                   46,010        (1,191,610)         (946,652)           (5,871)       (2,098,123)
SERVICE CLASS:
  Touchstone Money Market
    (AnnuiChoice(TM)) (July 14)*                  456,976        (2,452,667)        6,706,867           (19,037)        4,692,139
  Touchstone Money Market
    (GrandMaster flex3(TM)) (July 14)*          2,338,787           (70,688)         (826,254)           (1,044)        1,440,801
  Touchstone Money Market
    (Grandmaster(TM)) (May 1)*                  1,313,209        (7,434,685)       18,385,845            (2,677)       12,261,692
  Touchstone Money Market
    (IQ Annuity(TM))                            1,746,505          (609,843)       (1,819,315)           (2,358)         (685,011)
  VIP Equity-Income (IQ Annuity(TM))               20,661          (138,812)         (290,323)             (659)         (409,133)
  VIP Growth (IQ Annuity(TM))                      64,495          (211,845)          394,741            (1,038)          246,353
  VIP High Income (IQ Annuity(TM))                  5,886           (86,914)        1,280,078              (382)        1,198,668
  VIP II Asset Manager (IQ Annuity(TM))                 -           (17,218)          (30,143)             (165)          (47,526)
  VIP II Asset Manager: Growth
    (IQ Annuity(TM))                                    -           (36,894)            4,125               (93)          (32,862)
  VIP II Contrafund (IQ Annuity(TM))               12,946          (112,897)         (116,058)           (1,385)         (217,394)
  VIP III Balanced (IQ Annuity(TM))                     -           (44,912)         (121,797)             (312)         (167,021)
  VIP III Growth & Income
    (IQ Annuity(TM))                                  250           (29,252)          (99,960)             (433)         (129,395)
  VIP III Growth Opportunities
    (IQ Annuity(TM))                                9,558           (22,441)            6,649              (200)           (6,434)
  VIP III Mid Cap (Grandmaster(TM))                72,175          (632,665)          954,561            (3,035)          391,036
  VIP III Mid Cap (IQ Annuity(TM))                 53,984           (73,273)           31,204              (659)           11,256
  VIP Overseas (IQ Annuity(TM))                         -           (10,746)          192,213              (100)          181,367
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                (166)           (4,510)          (54,745)           (1,241)          (60,662)
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                        50,324            (1,405)          135,895              (168)          184,646
  MFS Capital Opportunities
    (Grandmaster(TM))                              17,218           (87,792)         (117,132)              (98)         (187,804)
  MFS Capital Opportunities
    (IQ Annuity(TM))                               14,262           (53,864)         (444,777)             (531)         (484,910)
  MFS Capital Opportunities
    (Pinnacleplus(TM)) (July 15)*                       -                 -            15,704                (8)           15,696
  MFS Emerging Growth (AnnuiChoice(TM))            18,583           (33,748)          (35,247)           (2,753)          (53,165)
  MFS Emerging Growth
    (GrandMaster flex3(TM))                        10,000               (52)          114,593                 -           124,541
  MFS Emerging Growth (Grandmaster(TM))               450            (1,986)           42,509               (37)           40,936
  MFS Emerging Growth (IQ Annuity(TM))            126,626           (81,587)          321,606              (450)          366,195
  MFS Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                   6,015                 -               (12)                -             6,003
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                              76,822           (12,342)          175,793            (2,336)          237,937
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                        39,910            (1,044)          186,731              (246)          225,351
  MFS Investors Growth Stock
    (Grandmaster(TM))                                 831            (8,369)         (150,178)              (64)         (157,780)
  MFS Investors Growth Stock
    (IQ Annuity(TM))                               71,258           (63,470)          672,381              (404)          679,765
  MFS Investors Trust (AnnuiChoice(TM))             4,654           (35,250)           (1,836)           (1,899)          (34,331)
  MFS Investors Trust
    (GrandMaster flex3(TM))                        62,929            (2,563)            6,868               (70)           67,164
  MFS Investors Trust (Grandmaster(TM))                 6           (63,534)           (5,842)              (38)          (69,408)
  MFS Investors Trust (IQ Annuity(TM))              2,946          (106,879)          (54,617)             (258)         (158,808)
  MFS Investors Trust
    (Pinnacleplus(TM)) (July 15)*                   6,458                 -                 -                 -             6,458
  MFS Mid Cap Growth (AnnuiChoice(TM))             37,439           (41,208)        1,141,802            (9,686)        1,128,347
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                        47,647            (3,489)          133,740              (853)          177,045
  MFS Mid Cap Growth (Grandmaster(TM))              6,773          (137,319)          377,901              (299)          247,056
  MFS Mid Cap Growth (IQ Annuity(TM))             379,599          (160,450)        5,059,339           (10,929)        5,267,559
  MFS Mid Cap Growth
    (Pinnacleplus(TM)) (July 15)*                   7,406                 -            21,666                (8)           29,064
  MFS New Discovery (AnnuiChoice(TM))              16,794           (18,669)          141,240            (2,668)          136,697

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  VIP II Investment Grade Bond
    (IQ Annuity(TM))                       $           (769,706)   $          3,213,154   $          2,443,448
  VIP III Balanced (Grandmaster(TM))                    114,866               3,040,793              3,155,659
  VIP III Growth & Income
    (Grandmaster(TM))                                   886,625               7,188,660              8,075,285
  VIP III Growth Opportunities
    (Grandmaster(TM))                                   189,694               3,679,434              3,869,128
  VIP Overseas (Grandmaster(TM))                      1,298,715               9,759,171             11,057,886
SERVICE CLASS:
  Touchstone Money Market
    (AnnuiChoice(TM)) (July 14)*                      4,681,458                       -              4,681,458
  Touchstone Money Market
    (GrandMaster flex3(TM)) (July 14)*                1,434,200                       -              1,434,200
  Touchstone Money Market
    (Grandmaster(TM)) (May 1)*                       12,229,631                       -             12,229,631
  Touchstone Money Market
    (IQ Annuity(TM))                                   (690,565)              1,025,003                334,438
  VIP Equity-Income (IQ Annuity(TM))                    (17,028)              1,800,950              1,783,922
  VIP Growth (IQ Annuity(TM))                           763,117               1,842,878              2,605,995
  VIP High Income (IQ Annuity(TM))                    1,862,919               3,279,932              5,142,851
  VIP II Asset Manager (IQ Annuity(TM))                    (936)                344,895                343,959
  VIP II Asset Manager: Growth
    (IQ Annuity(TM))                                    (15,330)                 94,131                 78,801
  VIP II Contrafund (IQ Annuity(TM))                    261,054               2,366,879              2,627,933
  VIP III Balanced (IQ Annuity(TM))                     (97,572)                546,730                449,158
  VIP III Growth & Income
    (IQ Annuity(TM))                                     36,913                 885,991                922,904
  VIP III Growth Opportunities
    (IQ Annuity(TM))                                     55,673                 234,939                290,612
  VIP III Mid Cap (Grandmaster(TM))                   2,774,755               6,703,685              9,478,440
  VIP III Mid Cap (IQ Annuity(TM))                      744,518               2,006,196              2,750,714
  VIP Overseas (IQ Annuity(TM))                         288,271                 141,053                429,324
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                   (16,011)                194,212                178,201
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                             227,061                  40,914                267,975
  MFS Capital Opportunities
    (Grandmaster(TM))                                   (91,087)                655,399                564,312
  MFS Capital Opportunities
    (IQ Annuity(TM))                                   (263,131)              1,311,753              1,048,622
  MFS Capital Opportunities
    (Pinnacleplus(TM)) (July 15)*                        15,956                       -                 15,956
  MFS Emerging Growth (AnnuiChoice(TM))                  27,935                 306,689                334,624
  MFS Emerging Growth
    (GrandMaster flex3(TM))                             129,562                       -                129,562
  MFS Emerging Growth (Grandmaster(TM))                  51,687                  45,044                 96,731
  MFS Emerging Growth (IQ Annuity(TM))                  541,247                 532,938              1,074,185
  MFS Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                         6,584                       -                  6,584
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                   309,274                 261,889                571,163
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                             306,602                 181,676                488,278
  MFS Investors Growth Stock
    (Grandmaster(TM))                                  (142,991)                222,429                 79,438
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                    804,188                 459,530              1,263,718
  MFS Investors Trust (AnnuiChoice(TM))                  41,364                 397,730                439,094
  MFS Investors Trust
    (GrandMaster flex3(TM))                              80,046                       -                 80,046
  MFS Investors Trust (Grandmaster(TM))                 (36,756)                193,441                156,685
  MFS Investors Trust (IQ Annuity(TM))                  (88,980)                469,686                380,706
  MFS Investors Trust
    (Pinnacleplus(TM)) (July 15)*                         6,885                       -                  6,885
  MFS Mid Cap Growth (AnnuiChoice(TM))                1,358,113                 492,397              1,850,510
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                             238,460                 106,527                344,987
  MFS Mid Cap Growth (Grandmaster(TM))                  433,297                 563,045                996,342
  MFS Mid Cap Growth (IQ Annuity(TM))                 5,739,232                 822,120              6,561,352
  MFS Mid Cap Growth
    (Pinnacleplus(TM)) (July 15)*                        29,910                       -                 29,910
  MFS New Discovery (AnnuiChoice(TM))                   224,951                 291,036                515,987

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                                         INCREASE
                                                                   UNITS                UNITS          (DECREASE) IN
                 DIVISION                  UNITS PURCHASED        REDEEMED           TRANSFERRED           UNITS
----------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  VIP II Investment Grade Bond
    (IQ Annuity(TM))                                  3,387            (36,529)            (34,016)            (67,158)
  VIP III Balanced (Grandmaster(TM))                  1,171            (31,436)              1,266             (28,999)
  VIP III Growth & Income
    (Grandmaster(TM))                                 2,693            (61,181)              9,689             (48,799)
  VIP III Growth Opportunities
    (Grandmaster(TM))                                 1,564            (42,397)            (41,414)            (82,247)
  VIP Overseas (Grandmaster(TM))                      2,827            (73,002)            (58,493)           (128,668)
SERVICE CLASS:
  Touchstone Money Market
    (AnnuiChoice(TM)) (July 14)*                     50,073           (251,842)            670,853             469,084
  Touchstone Money Market
    (GrandMaster flex3(TM)) (July 14)*              234,534             (7,407)            (83,131)            143,996
  Touchstone Money Market
    (Grandmaster(TM)) (May 1)*                      131,646           (745,242)          1,840,239           1,226,643
  Touchstone Money Market
    (IQ Annuity(TM))                                173,770            (60,948)           (181,334)            (68,512)
  VIP Equity-Income (IQ Annuity(TM))                  2,244            (16,844)            (36,927)            (51,527)
  VIP Growth (IQ Annuity(TM))                         8,748            (33,058)             48,257              23,947
  VIP High Income (IQ Annuity(TM))                      736            (11,598)            133,567             122,705
  VIP II Asset Manager (IQ Annuity(TM))                   -             (1,963)             (3,908)             (5,871)
  VIP II Asset Manager: Growth
    (IQ Annuity(TM))                                      -             (4,871)                606              (4,265)
  VIP II Contrafund (IQ Annuity(TM))                  1,427            (13,179)            (23,346)            (35,098)
  VIP III Balanced (IQ Annuity(TM))                       -             (5,206)            (14,019)            (19,225)
  VIP III Growth & Income
    (IQ Annuity(TM))                                     81             (3,837)            (13,638)            (17,394)
  VIP III Growth Opportunities
    (IQ Annuity(TM))                                  1,506             (3,857)                929              (1,422)
  VIP III Mid Cap (Grandmaster(TM))                   4,356            (40,601)             52,265              16,020
  VIP III Mid Cap (IQ Annuity(TM))                    3,001             (4,485)              2,001                 517
  VIP Overseas (IQ Annuity(TM))                           -             (1,400)             26,042              24,642
  MFS Capital Opportunities
    (AnnuiChoice(TM))                                     8             (1,029)             (9,283)            (10,304)
  MFS Capital Opportunities
    (GrandMaster flex3(TM))                           6,536               (210)             16,734              23,060
  MFS Capital Opportunities
    (Grandmaster(TM))                                 2,840            (14,561)            (25,386)            (37,107)
  MFS Capital Opportunities
    (IQ Annuity(TM))                                  2,402            (10,254)            (86,997)            (94,849)
  MFS Capital Opportunities
    (Pinnacleplus(TM)) (July 15)*                         -                 (1)              1,477               1,476
  MFS Emerging Growth (AnnuiChoice(TM))               3,969             (6,928)             (7,090)            (10,049)
  MFS Emerging Growth
    (GrandMaster flex3(TM))                           1,375                 (6)             12,071              13,440
  MFS Emerging Growth (Grandmaster(TM))                  87               (339)              6,119               5,867
  MFS Emerging Growth (IQ Annuity(TM))               26,730            (18,312)             71,571              79,989
  MFS Emerging Growth
    (Pinnacleplus(TM)) (July 15)*                       621                  -                  (1)                620
  MFS Investors Growth Stock
    (AnnuiChoice(TM))                                10,673             (2,195)             23,774              32,252
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))                           4,735               (146)             23,853              28,442
  MFS Investors Growth Stock
    (Grandmaster(TM))                                   120             (1,319)            (24,760)            (25,959)
  MFS Investors Growth Stock
    (IQ Annuity(TM))                                 12,041            (11,458)            114,462             115,045
  MFS Investors Trust (AnnuiChoice(TM))                 677             (5,354)               (486)             (5,163)
  MFS Investors Trust
    (GrandMaster flex3(TM))                           7,667               (287)                788               8,168
  MFS Investors Trust (Grandmaster(TM))                   1             (8,589)               (433)             (9,021)
  MFS Investors Trust (IQ Annuity(TM))                  453            (16,436)             (7,971)            (23,954)
  MFS Investors Trust
    (Pinnacleplus(TM)) (July 15)*                       634                  -                   -                 634
  MFS Mid Cap Growth (AnnuiChoice(TM))                7,180            (10,029)            206,295             203,446
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))                           5,650               (482)             15,692              20,860
  MFS Mid Cap Growth (Grandmaster(TM))                1,232            (25,384)             63,173              39,021
  MFS Mid Cap Growth (IQ Annuity(TM))                65,521            (33,819)            872,907             904,609
  MFS Mid Cap Growth
    (Pinnacleplus(TM)) (July 15)*                       718                 (1)              2,027               2,744
  MFS New Discovery (AnnuiChoice(TM))                 2,367             (2,685)             15,759              15,441

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                            INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)          INVESTMENTS         DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery
    (GrandMaster flex3(TM))                $             (376)   $              119    $            5,297    $            5,040
  MFS New Discovery (Grandmaster(TM))                  (7,590)               22,655               124,341               139,406
  MFS New Discovery (IQ Annuity(TM))                  (12,148)                6,584               234,424               228,860
  MFS New Discovery
    (Pinnacleplus(TM)) (July 15)*                         (56)                    5                   618                   567
  MFS Research (AnnuiChoice(TM))                       (1,888)              (23,175)               97,862                72,799
  MFS Research (GrandMaster flex3(TM))                 (1,317)                   20                23,356                22,059
  MFS Research (Grandmaster(TM))                         (672)                6,789                 2,937                 9,054
  MFS Research (IQ3(TM))                                 (606)                2,420                15,251                17,065
  MFS Total Return (AnnuiChoice(TM))                   22,865                 6,207               528,870               557,942
  MFS Total Return
    (GrandMaster flex3(TM))                            (3,880)                4,931               145,037               146,088
  MFS Total Return (Grandmaster(TM))                   22,262               (58,205)            1,008,897               972,954
  MFS Total Return (IQ Annuity(TM))                     8,954                 3,363               562,895               575,212
  MFS Total Return
    (Pinnacleplus(TM)) (July 15)*                        (473)                   25                 6,830                 6,382
SERVICE CLASS 2:
  Touchstone Money Market
    (IQ Annuity(TM)) (July 14)*                       (79,509)                    -                    20               (79,489)
  VIP Aggressive Growth (IQ Annuity(TM))                 (117)               (4,510)                5,981                 1,354
  VIP Asset Manager (AnnuiChoice(TM))                   6,291                (4,834)               72,416                73,873
  VIP Asset Manager (IQ Annuity(TM))                    4,289                (3,759)               32,910                33,440
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM)) (July 15)*                          (7)                    -                   187                   180
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (July 15)*                         (11)                    -                   342                   331
  VIP Asset Manager:
    Growth (AnnuiChoice(TM))                            1,574               (12,088)               30,575                20,061
  VIP Asset Manager:
    Growth (IQ Annuity(TM))                             1,076                (3,171)               37,911                35,816
  VIP Balanced (AnnuiChoice(TM))                       21,938                (5,269)              210,474               227,143
  Fidelity Balanced
    (GrandMaster flex3(TM)) (May 1)*                     (411)                1,590                 3,060                 4,239
  VIP Balanced (IQ Annuity(TM))                        10,695               (16,125)              132,589               127,159
  Fidelity VIP Balanced
    (Pinnacleplus(TM)) (July 15)*                        (185)                   12                 1,619                 1,446
  VIP Contrafund (AnnuiChoice(TM))                    (14,646)               (1,027)              509,732               494,059
  VIP Contrafund (GrandMaster flex3(TM))              (18,933)                2,457               375,842               359,366
  VIP Contrafund (IQ Annuity(TM))                     (25,632)              271,179               263,498               509,045
  Fidelity VIP Contrafund
    (Pinnacleplus(TM)) (July 15)*                        (314)                   30                 6,605                 6,321
  VIP Dynamic Capital Appreciation
    (AnnuiChoice(TM))                                    (169)                 (677)                3,623                 2,777
  VIP Dynamic Capital Appreciation
    (IQ Annuity(TM))                                     (113)                   27                 1,739                 1,653
  VIP Equity-Income (AnnuiChoice(TM))                  16,412              (145,445)              912,425               783,392
  VIP Equity-Income
    (GrandMaster flex3(TM))                            (2,929)               26,039               206,345               229,455
  VIP Equity-Income (IQ Annuity(TM))                    4,546               145,147               464,271               613,964
  Fidelity Equity Income
    (Pinnacleplus(TM)) (July 15)*                         (91)                    4                 2,522                 2,435
  VIP Growth & Income (AnnuiChoice(TM))                (6,865)              (23,376)              334,902               304,661
  VIP Growth & Income
    (GrandMaster flex3(TM))                            (1,773)                4,408                23,604                26,239
  VIP Growth & Income (IQ Annuity(TM))                 (7,650)               32,586               180,845               205,781
  Fidelity VIP Growth and Income
    (Pinnacleplus(TM)) (July 15)*                      (1,205)                   52                14,197                13,044
  VIP Growth (AnnuiChoice(TM))                        (11,450)               88,607               250,832               327,989
  VIP Growth (GrandMaster flex3(TM))                   (7,750)              129,821                37,654               159,725
  VIP Growth (IQ Annuity(TM))                         (14,754)               84,331               124,978               194,555
  Fidelity VIP Growth
    (Pinnacleplus(TM)) (July 15)*                         (74)                    8                 1,921                 1,855
  VIP Growth Opportunities
    (AnnuiChoice(TM))                                  (1,407)               15,959                41,135                55,687
  VIP Growth Opportunities
    (GrandMaster flex3(TM))                              (760)                  283                16,409                15,932
  VIP Growth Opportunities
  (IQ Annuity(TM))                                     (1,044)                2,711                24,588                26,255

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                          CONTRIBUTIONS          CONTRACT        NET TRANSFERS       CONTRACT        ASSETS FROM
                                          FROM CONTRACT      TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE   CONTRACT RELATED
                 DIVISION                    HOLDERS             BENEFITS          OPTIONS           CHARGES       TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery
    (GrandMaster flex3(TM))                $       29,920    $         (261)   $        8,187    $          (20)   $       37,826
  MFS New Discovery (Grandmaster(TM))               2,648          (109,264)          411,681              (178)          304,887
  MFS New Discovery (IQ Annuity(TM))               28,780           (82,697)           30,272              (409)          (24,054)
  MFS New Discovery
    (Pinnacleplus(TM)) (July 15)*                   7,406                 -             4,968                 -            12,374
  MFS Research (AnnuiChoice(TM))                  102,939           (41,618)           (7,942)           (2,887)           50,492
  MFS Research (GrandMaster flex3(TM))             38,763            (2,288)           (9,672)             (383)           26,420
  MFS Research (Grandmaster(TM))                      433            (1,017)          (17,787)              (29)          (18,400)
  MFS Research (IQ3(TM))                           92,734            (9,516)           (9,314)               (6)           73,898
  MFS Total Return (AnnuiChoice(TM))              630,323          (200,172)          616,498           (22,797)        1,023,852
  MFS Total Return
    (GrandMaster flex3(TM))                       635,058            (5,834)          339,950            (1,606)          967,568
  MFS Total Return (Grandmaster(TM))               45,939          (569,147)        1,422,423            (2,734)          896,481
  MFS Total Return (IQ Annuity(TM))               501,876          (628,178)          444,430            (4,233)          313,895
  MFS Total Return
    (Pinnacleplus(TM)) (July 15)*                 113,643                 -            15,991               (48)          129,586
SERVICE CLASS 2:
  Touchstone Money Market
    (IQ Annuity(TM)) (July 14)*                 3,877,732       (25,062,497)       28,906,492           (22,718)        7,699,009
  VIP Aggressive Growth (IQ Annuity(TM))                -            (4,252)          (13,663)              (15)          (17,930)
  VIP Asset Manager (AnnuiChoice(TM))              59,872           (10,048)           87,625            (2,869)          134,580
  VIP Asset Manager (IQ Annuity(TM))               59,644            (6,206)         (364,291)             (124)         (310,977)
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM)) (July 15)*                       -                 -            22,100               (11)           22,089
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (July 15)*                   9,273                 -             2,446                (6)           11,713
  VIP Asset Manager:
    Growth (AnnuiChoice(TM))                        5,069            (9,641)            9,529              (382)            4,575
  VIP Asset Manager:
    Growth (IQ Annuity(TM))                        39,388           (29,061)           98,422              (255)          108,494
  VIP Balanced (AnnuiChoice(TM))                   54,147          (143,004)           31,756           (11,369)          (68,470)
  Fidelity Balanced
    (GrandMaster flex3(TM)) (May 1)*               89,084              (445)              353               (17)           88,975
  VIP Balanced (IQ Annuity(TM))                   134,518          (125,340)         (170,805)             (935)         (162,562)
  Fidelity VIP Balanced
    (Pinnacleplus(TM)) (July 15)*                  60,835              (283)              (31)              (17)           60,504
  VIP Contrafund (AnnuiChoice(TM))                528,194           (79,523)          468,113           (12,684)          904,100
  VIP Contrafund (GrandMaster flex3(TM))          951,769           (15,406)        1,199,182            (3,651)        2,131,894
  VIP Contrafund (IQ Annuity(TM))                 469,406          (270,068)          384,177            (2,112)          581,403
  Fidelity VIP Contrafund
    (Pinnacleplus(TM)) (July 15)*                  91,055              (285)           24,349               (40)          115,079
  VIP Dynamic Capital Appreciation
    (AnnuiChoice(TM))                                   -                 -            (9,544)             (181)           (9,725)
  VIP Dynamic Capital Appreciation
    (IQ Annuity(TM))                                    -            (1,482)             (929)               (3)           (2,414)
  VIP Equity-Income (AnnuiChoice(TM))             489,136          (134,610)          112,180           (20,747)          445,959
  VIP Equity-Income
    (GrandMaster flex3(TM))                       229,355           (13,469)          235,904            (2,042)          449,748
  VIP Equity-Income (IQ Annuity(TM))              155,721          (187,476)          142,735            (2,292)          108,688
  Fidelity Equity Income
    (Pinnacleplus(TM)) (July 15)*                  27,439                 -               (13)              (18)           27,408
  VIP Growth & Income (AnnuiChoice(TM))           341,572           (72,924)        1,257,364           (10,998)        1,515,014
  VIP Growth & Income
    (GrandMaster flex3(TM))                       108,094            (2,706)           25,520              (674)          130,234
  VIP Growth & Income (IQ Annuity(TM))            105,467          (173,328)          315,894              (559)          247,474
  Fidelity VIP Growth and Income
    (Pinnacleplus(TM)) (July 15)*                 222,840              (284)               76               (17)          222,615
  VIP Growth (AnnuiChoice(TM))                    306,949           (73,297)        1,026,255            (8,876)        1,251,031
  VIP Growth (GrandMaster flex3(TM))              406,833           (18,183)          331,639              (634)          719,655
  VIP Growth (IQ Annuity(TM))                     213,576          (119,189)        1,214,932            (1,635)        1,307,684
  Fidelity VIP Growth
    (Pinnacleplus(TM)) (July 15)*                  35,316                 -             1,468               (14)           36,770
  VIP Growth Opportunities
    (AnnuiChoice(TM))                              27,896           (11,813)          (56,701)           (1,340)          (41,958)
  VIP Growth Opportunities
    (GrandMaster flex3(TM))                        69,967            (1,312)           79,047              (218)          147,484
  VIP Growth Opportunities
    (IQ Annuity(TM))                                9,462            (6,990)           58,455              (246)           60,681

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery
    (GrandMaster flex3(TM))                $             42,866    $             12,794   $             55,660
  MFS New Discovery (Grandmaster(TM))                   444,293                 394,600                838,893
  MFS New Discovery (IQ Annuity(TM))                    204,806                 778,853                983,659
  MFS New Discovery
    (Pinnacleplus(TM)) (July 15)*                        12,941                       -                 12,941
  MFS Research (AnnuiChoice(TM))                        123,291                 257,471                380,762
  MFS Research (GrandMaster flex3(TM))                   48,479                  81,170                129,649
  MFS Research (Grandmaster(TM))                         (9,346)                 30,868                 21,522
  MFS Research (IQ3(TM))                                 90,963                   9,356                100,319
  MFS Total Return (AnnuiChoice(TM))                  1,581,794               3,031,410              4,613,204
  MFS Total Return
    (GrandMaster flex3(TM))                           1,113,656                 431,662              1,545,318
  MFS Total Return (Grandmaster(TM))                  1,869,435               5,704,730              7,574,165
  MFS Total Return (IQ Annuity(TM))                     889,107               3,707,567              4,596,674
  MFS Total Return
    (Pinnacleplus(TM)) (July 15)*                       135,968                       -                135,968
SERVICE CLASS 2:
  Touchstone Money Market
    (IQ Annuity(TM)) (July 14)*                       7,619,520                       -              7,619,520
  VIP Aggressive Growth (IQ Annuity(TM))                (16,576)                 19,904                  3,328
  VIP Asset Manager (AnnuiChoice(TM))                   208,453                 401,090                609,543
  VIP Asset Manager (IQ Annuity(TM))                   (277,537)                498,110                220,573
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM)) (July 15)*                        22,269                       -                 22,269
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (July 15)*                        12,044                       -                 12,044
  VIP Asset Manager:
    Growth (AnnuiChoice(TM))                             24,636                 118,979                143,615
  VIP Asset Manager:
    Growth (IQ Annuity(TM))                             144,310                 105,943                250,253
  VIP Balanced (AnnuiChoice(TM))                        158,673               1,368,425              1,527,098
  Fidelity Balanced
    (GrandMaster flex3(TM)) (May 1)*                     93,214                       -                 93,214
  VIP Balanced (IQ Annuity(TM))                         (35,403)                836,944                801,541
  Fidelity VIP Balanced
    (Pinnacleplus(TM)) (July 15)*                        61,950                       -                 61,950
  VIP Contrafund (AnnuiChoice(TM))                    1,398,159               1,472,062              2,870,221
  VIP Contrafund (GrandMaster flex3(TM))              2,491,260                 538,926              3,030,186
  VIP Contrafund (IQ Annuity(TM))                     1,090,448               1,542,761              2,633,209
  Fidelity VIP Contrafund
    (Pinnacleplus(TM)) (July 15)*                       121,400                       -                121,400
  VIP Dynamic Capital Appreciation
    (AnnuiChoice(TM))                                    (6,948)                 21,763                 14,815
  VIP Dynamic Capital Appreciation
    (IQ Annuity(TM))                                       (761)                  7,937                  7,176
  VIP Equity-Income (AnnuiChoice(TM))                 1,229,351               2,405,149              3,634,500
  VIP Equity-Income
    (GrandMaster flex3(TM))                             679,203                 525,389              1,204,592
  VIP Equity-Income (IQ Annuity(TM))                    722,652               2,160,687              2,883,339
  Fidelity Equity Income
    (Pinnacleplus(TM)) (July 15)*                        29,843                       -                 29,843
  VIP Growth & Income (AnnuiChoice(TM))               1,819,675                 802,724              2,622,399
  VIP Growth & Income
    (GrandMaster flex3(TM))                             156,473                  70,864                227,337
  VIP Growth & Income (IQ Annuity(TM))                  453,255               1,088,805              1,542,060
  Fidelity VIP Growth and Income
    (Pinnacleplus(TM)) (July 15)*                       235,659                       -                235,659
  VIP Growth (AnnuiChoice(TM))                        1,579,020                 658,369              2,237,389
  VIP Growth (GrandMaster flex3(TM))                    879,380                 151,339              1,030,719
  VIP Growth (IQ Annuity(TM))                         1,502,239                 448,473              1,950,712
  Fidelity VIP Growth
    (Pinnacleplus(TM)) (July 15)*                        38,625                       -                 38,625
  VIP Growth Opportunities
    (AnnuiChoice(TM))                                    13,729                 140,357                154,086
  VIP Growth Opportunities
    (GrandMaster flex3(TM))                             163,416                     949                164,365
  VIP Growth Opportunities
  (IQ Annuity(TM))                                       86,936                  38,371                125,307

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                                         INCREASE
                                                UNITS           UNITS                UNITS            (DECREASE) IN
                 DIVISION                     PURCHASED        REDEEMED           TRANSFERRED             UNITS
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery
    (GrandMaster flex3(TM))                           3,043                (29)                873               3,887
  MFS New Discovery (Grandmaster(TM))                   348            (15,598)             54,830              39,580
  MFS New Discovery (IQ Annuity(TM))                  4,507            (12,778)              3,257              (5,014)
  MFS New Discovery
    (Pinnacleplus(TM)) (July 15)*                       705                  -                 463               1,168
  MFS Research (AnnuiChoice(TM))                     17,667             (7,226)             (1,155)              9,286
  MFS Research (GrandMaster flex3(TM))                4,439               (286)             (1,017)              3,136
  MFS Research (Grandmaster(TM))                         68               (154)             (1,971)             (2,057)
  MFS Research (IQ3(TM))                             10,912             (1,043)               (965)              8,904
  MFS Total Return (AnnuiChoice(TM))                 64,194            (22,782)             64,416             105,828
  MFS Total Return
    (GrandMaster flex3(TM))                          65,374               (780)             35,838             100,432
  MFS Total Return (Grandmaster(TM))                  4,797            (60,077)            154,521              99,241
  MFS Total Return (IQ Annuity(TM))                  46,485            (57,578)             41,345              30,252
  MFS Total Return
    (Pinnacleplus(TM)) (July 15)*                    11,202                 (5)              1,558              12,755
SERVICE CLASS 2:
  Touchstone Money Market
    (IQ Annuity(TM)) (July 14)*                     392,024         (2,517,305)          2,890,293             765,012
  VIP Aggressive Growth (IQ Annuity(TM))                  -               (563)             (1,968)             (2,531)
  VIP Asset Manager (AnnuiChoice(TM))                 6,562             (1,411)              9,231              14,382
  VIP Asset Manager (IQ Annuity(TM))                  6,317               (675)            (41,124)            (35,482)
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM)) (July 15)*                         -                 (1)              2,130               2,129
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM)) (July 15)*                       901                 (1)                233               1,133
  VIP Asset Manager:
    Growth (AnnuiChoice(TM))                            630             (1,232)                447                (155)
  VIP Asset Manager:
    Growth (IQ Annuity(TM))                           4,874             (3,413)             11,520              12,981
  VIP Balanced (AnnuiChoice(TM))                      6,103            (16,601)              4,153              (6,345)
  Fidelity Balanced
    (GrandMaster flex3(TM)) (May 1)*                  8,251                (43)                137               8,345
  VIP Balanced (IQ Annuity(TM))                      15,112            (13,743)            (17,941)            (16,572)
  Fidelity VIP Balanced
    (Pinnacleplus(TM)) (July 15)*                     5,981                (29)                 (1)              5,951
  VIP Contrafund (AnnuiChoice(TM))                   57,864            (10,596)             50,663              97,931
  VIP Contrafund (GrandMaster flex3(TM))            100,114             (1,955)            118,014             216,173
  VIP Contrafund (IQ Annuity(TM))                    51,825            (27,348)             38,928              63,405
  Fidelity VIP Contrafund
    (Pinnacleplus(TM)) (July 15)*                     8,540                (30)              2,262              10,772
  VIP Dynamic Capital Appreciation
    (AnnuiChoice(TM))                                     -                (19)             (1,081)             (1,100)
  VIP Dynamic Capital Appreciation
    (IQ Annuity(TM))                                      -               (155)               (100)               (255)
  VIP Equity-Income (AnnuiChoice(TM))                60,053            (18,729)             12,700              54,024
  VIP Equity-Income
    (GrandMaster flex3(TM))                          26,895             (1,766)             26,378              51,507
  VIP Equity-Income (IQ Annuity(TM))                 19,027            (23,046)             15,564              11,545
  Fidelity Equity Income
    (Pinnacleplus(TM)) (July 15)*                     2,629                 (2)                  -               2,627
  VIP Growth & Income (AnnuiChoice(TM))              42,152             (9,958)            147,091             179,285
  VIP Growth & Income
    (GrandMaster flex3(TM))                          11,342               (342)              2,405              13,405
  VIP Growth & Income (IQ Annuity(TM))               12,198            (19,484)             30,322              23,036
  Fidelity VIP Growth and Income
    (Pinnacleplus(TM)) (July 15)*                    22,303                (29)                  -              22,274
  VIP Growth (AnnuiChoice(TM))                       47,237            (13,300)            157,317             191,254
  VIP Growth (GrandMaster flex3(TM))                 45,256             (2,031)             42,502              85,727
  VIP Growth (IQ Annuity(TM))                        30,380            (18,513)            167,207             179,074
  Fidelity VIP Growth
    (Pinnacleplus(TM)) (July 15)*                     3,371                 (1)                135               3,505
  VIP Growth Opportunities
    (AnnuiChoice(TM))                                 3,725             (1,876)             (4,649)             (2,800)
  VIP Growth Opportunities
    (GrandMaster flex3(TM))                           7,945               (160)              7,994              15,779
  VIP Growth Opportunities
    (IQ Annuity(TM))                                  1,300               (947)              8,285               8,638

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                           CHANGE IN NET
                                                                                            UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN        APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF    (DEPRECIATION) DURING    RESULTING FROM
                 DIVISION                    INCOME (LOSS)          INVESTMENTS             THE PERIOD            OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP High Income (AnnuiChoice(TM))        $           80,264    $          204,144    $          115,461    $          399,869
  Fidelity High Income
    (GrandMaster flex3(TM)) (May 1)*                  (14,159)               51,855               123,327               161,023
  VIP High Income (IQ Annuity(TM))                    (26,247)            1,716,172               396,156             2,086,081
  Fidelity VIP High Income
    (Pinnacleplus(TM)) (July 15)*                          (5)                   81                    44                   120
  VIP Index 500 (AnnuiChoice(TM))                       4,066                68,921               381,178               454,165
  VIP Index 500 (IQ Annuity(TM))                      (13,114)              356,295               262,279               605,460
  VIP Investment Grade Bond
    (AnnuiChoice(TM))                                 418,267               153,409              (261,831)              309,845
  VIP Investment Grade Bond
    (IQ Annuity(TM))                                  301,125               118,994              (208,640)              211,479
  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM)) (July 15)*                      (1,803)                   41                11,787                10,025
  VIP Mid Cap (AnnuiChoice(TM))                       (20,202)              243,889               646,599               870,286
  VIP Mid Cap (GrandMaster flex3(TM))                  (8,652)               11,381               243,552               246,281
  VIP Mid Cap (IQ Annuity(TM))                        (33,522)              598,291               273,205               837,974
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM)) (July 15)*                        (215)                   16                 5,836                 5,637
  VIP Overseas (AnnuiChoice(TM))                       (1,484)               47,745                41,245                87,506
  VIP Overseas (IQ Annuity(TM))                       (12,322)              599,684                42,280               629,642
  Fidelity VIP Overseas
    (Pinnacleplus(TM)) (July 15)*                        (341)                   36                10,546                10,241
  VIP Money Market (IQ Annuity(TM))
    (IQ Annuity(TM)) (July 25)**                      (79,355)                    -                    80               (79,275)
  VIP Money Market (AnnuiChoice(TM))
    (AnnuiChoice(TM)) (July 25)**                      (7,420)                    -                  (120)               (7,540)
  VIP Money Market
    (GrandMaster flex3(TM))
    (GrandMaster flex3(TM)) (July 25)**                (2,578)                    -                     -                (2,578)
SERVICE SHARES:
  Janus Aspen Capital Appreciation
    (IQ Annuity(TM)) (January 17)**                      (830)             (208,766)              240,348                30,752
  Janus Aspen Capital Appreciation
    (AnnuiChoice(TM)) (January 17)**                     (292)              (54,083)               69,140                14,765
  Janus Aspen Capital Appreciation
    (Grandmaster(TM)) (January 17)**                     (176)              (14,152)               21,116                 6,788
  Janus Aspen Capital Appreciation
    (GrandMaster flex3(TM))
    (January 17)**                                        (81)                  (11)                2,658                 2,566
  Janus Aspen Core Equity
    (IQ Annuity(TM)) (January 17)**                      (517)              (73,195)               83,502                 9,790
  Janus Aspen Core Equity
    (AnnuiChoice(TM)) (January 17)**                      (95)              (34,557)               37,598                 2,946
  Janus Aspen Core Equity
    (Grandmaster(TM)) (January 17)**                      (40)               (3,577)                4,422                   805
  Janus Aspen Core Equity
    (GrandMaster flex3(TM))
    (January 17)**                                        (28)                 (570)                1,037                   439
  Janus Aspen Balanced
    (AnnuiChoice(TM)) (January 17)**                     (855)             (103,874)              112,163                 7,434
  Janus Aspen Balanced
    (Grandmaster(TM)) (January 17)**                     (389)              (28,577)               31,166                 2,200
  Janus Aspen Balanced
    (GrandMaster flex3(TM))
    (January 17)**                                        (65)                 (735)                1,094                   294
  Janus Aspen Balanced
    (IQ3(TM)) (January 17)**                             (107)                 (659)                  932                   166
  Janus Aspen Growth (AnnuiChoice(TM))                 (6,000)              (77,926)              239,367               155,441
  Janus Aspen Growth
    (GrandMaster flex3(TM))                              (328)                  150                 5,736                 5,558
  Janus Aspen Growth (Grandmaster(TM))                 (2,481)               32,100                11,041                40,660
  Janus Aspen Growth (IQ Annuity(TM))                 (14,670)             (274,353)              527,631               238,608
  Janus Aspen International Growth
    (AnnuiChoice(TM))                                    (244)               74,284                21,077                95,117
  Janus Aspen International Growth
    (GrandMaster flex3(TM))                              (345)               (1,523)               25,280                23,412
  Janus Aspen International Growth
    (Grandmaster(TM))                                     (43)               12,443                15,847                28,247
  Janus Aspen International Growth
    (IQ Annuity(TM))                                  (11,548)              478,386               227,546               694,384
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (July 15)*                         (12)                    3                 1,230                 1,221
  Janus Aspen Mid Cap Growth
    (AnnuiChoice)                                      (3,521)              (34,368)              134,969                97,080
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM))                              (841)                3,114                13,807                16,080
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM))                                    (848)                1,505                 6,755                 7,412
  Janus Aspen Strategic Value
    (IQ Annuity(TM)) (January 17)**                      (339)             (101,493)              119,452                17,620
  Janus Aspen Strategic Value
    (AnnuiChoice(TM)) (January 17)**                     (300)             (130,386)              153,400                22,714
  Janus Aspen Strategic Value
    (Grandmaster(TM)) (January 17)**                     (504)             (184,039)              212,774                28,231

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                                                 (DECREASE) IN NET
                                           CONTRIBUTIONS        CONTRACT       NET TRANSFERS       CONTRACT        ASSETS FROM
                                           FROM CONTRACT    TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE     CONTRACT RELATED
                 DIVISION                     HOLDERS           BENEFITS          OPTIONS          CHARGES         TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP High Income (AnnuiChoice(TM))        $      152,628    $      (97,973)   $    1,439,656    $       (9,658)   $    1,484,653
  Fidelity High Income
    (GrandMaster flex3(TM)) (May 1)*            1,953,750           (81,695)        1,363,470              (546)        3,234,979
  VIP High Income (IQ Annuity(TM))              9,418,890        (1,911,449)       (2,511,860)           (2,602)        4,992,979
  Fidelity VIP High Income
    (Pinnacleplus(TM)) (July 15)*                   8,185              (282)              (87)               (1)            7,815
  VIP Index 500 (AnnuiChoice(TM))                  93,943          (133,019)          144,117           (12,963)           92,078
  VIP Index 500 (IQ Annuity(TM))                  348,634          (317,099)         (471,245)          (13,236)         (452,946)
  VIP Investment Grade Bond
    (AnnuiChoice(TM))                             420,264          (460,315)       (1,749,142)          (60,018)       (1,849,211)
  VIP Investment Grade Bond
    (IQ Annuity(TM))                            1,205,800        (1,157,981)       (2,736,393)           (5,384)       (2,693,958)
  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM)) (July 15)*                 282,471                 -             7,066                (3)          289,534
  VIP Mid Cap (AnnuiChoice(TM))                   284,869          (199,423)          104,328           (16,261)          173,513
  VIP Mid Cap (GrandMaster flex3(TM))             403,290            (7,945)          515,847            (1,543)          909,649
  VIP Mid Cap (IQ Annuity(TM))                    446,140          (414,224)          140,688            (3,806)          168,798
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM)) (July 15)*                  22,729                 -            52,279               (52)           74,956
  VIP Overseas (AnnuiChoice(TM))                   12,222           (17,675)          397,124            (1,269)          390,402
  VIP Overseas (IQ Annuity(TM))                    10,238          (681,228)          320,277              (258)         (350,971)
  Fidelity VIP Overseas
    (Pinnacleplus(TM)) (July 15)*                  49,136                 -                34                 -            49,170
  VIP Money Market (IQ Annuity(TM))
    (IQ Annuity(TM)) (July 25)**                6,855,656        (4,754,371)      (23,818,377)          (42,800)      (21,759,892)
  VIP Money Market (AnnuiChoice(TM))
    (AnnuiChoice(TM)) (July 25)**                 365,622          (928,387)       (6,808,727)          (25,816)       (7,397,308)
  VIP Money Market
    (GrandMaster flex3(TM))
    (GrandMaster flex3(TM)) (July 25)**           268,017           (46,699)         (764,686)             (437)         (543,805)
SERVICE SHARES:
  Janus Aspen Capital Appreciation
    (IQ Annuity(TM)) (January 17)**                 2,185            (4,346)       (1,259,388)              (41)       (1,261,590)
  Janus Aspen Capital Appreciation
    (AnnuiChoice(TM)) (January 17)**                  229              (660)         (618,390)              (10)         (618,831)
  Janus Aspen Capital Appreciation
    (Grandmaster(TM)) (January 17)**                  876            (4,223)         (274,264)               (8)         (277,619)
  Janus Aspen Capital Appreciation
    (GrandMaster flex3(TM))
    (January 17)**                                      -                 -          (109,043)                -          (109,043)
  Janus Aspen Core Equity
    (IQ Annuity(TM)) (January 17)**                   218            (1,193)         (752,546)               (8)         (753,529)
  Janus Aspen Core Equity
    (AnnuiChoice(TM)) (January 17)**                    -               (45)         (210,686)                -          (210,731)
  Janus Aspen Core Equity
    (Grandmaster(TM)) (January 17)**                   17                 -           (62,584)                -           (62,567)
  Janus Aspen Core Equity
    (GrandMaster flex3(TM))
    (January 17)**                                      -                 -           (36,237)                -           (36,237)
  Janus Aspen Balanced
    (AnnuiChoice(TM)) (January 17)**                 (127)           (5,179)       (1,872,037)               (8)       (1,877,351)
  Janus Aspen Balanced
    (Grandmaster(TM)) (January 17)**                  263            (2,832)         (608,759)                -          (611,328)
  Janus Aspen Balanced
    (GrandMaster flex3(TM))
    (January 17)**                                      -                 -           (87,596)                -           (87,596)
  Janus Aspen Balanced
    (IQ3(TM)) (January 17)**                           25                 -           (49,487)               (1)          (49,463)
  Janus Aspen Growth (AnnuiChoice(TM))             21,550           (47,316)          (26,524)           (4,639)          (56,929)
  Janus Aspen Growth
    (GrandMaster flex3(TM))                        18,977                 -           (31,796)              (28)          (12,847)
  Janus Aspen Growth (Grandmaster(TM))              3,968           (14,467)           33,600               (69)           23,032
  Janus Aspen Growth (IQ Annuity(TM))              42,999           (50,815)          101,917              (566)           93,535
  Janus Aspen International Growth
    (AnnuiChoice(TM))                              16,732           (13,929)          (36,567)           (1,411)          (35,175)
  Janus Aspen International Growth
    (GrandMaster flex3(TM))                        31,989              (510)           13,529              (117)           44,891
  Janus Aspen International Growth
    (Grandmaster(TM))                                   -            (1,238)           47,935                (3)           46,694
  Janus Aspen International Growth
    (IQ Annuity(TM))                              100,912          (111,162)       (1,042,135)             (526)       (1,052,911)
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (July 15)*                   5,589                 -            15,253               (11)           20,831
  Janus Aspen Mid Cap Growth
    (AnnuiChoice)                                   7,798            (8,294)           51,509            (3,629)           47,384
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM))                        29,229              (262)           16,050               (10)           45,007
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM))                                   -            (7,165)          (50,469)               (8)          (57,642)
  Janus Aspen Strategic Value
    (IQ Annuity(TM)) (January 17)**                     -              (512)         (502,672)              (14)         (503,198)
  Janus Aspen Strategic Value
    (AnnuiChoice(TM)) (January 17)**                  240              (621)         (638,853)               (5)         (639,239)
  Janus Aspen Strategic Value
    (Grandmaster(TM)) (January 17)**                  930            (8,993)         (796,150)              (20)         (804,233)

                                                 INCREASE
                                             (DECREASE) IN              NET ASSETS,          NET ASSETS, END
                 DIVISION                      NET ASSETS            BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP High Income (AnnuiChoice(TM))        $          1,884,522    $          1,226,949   $          3,111,471
  Fidelity High Income
    (GrandMaster flex3(TM)) (May 1)*                  3,396,002                       -              3,396,002
  VIP High Income (IQ Annuity(TM))                    7,079,060               1,037,714              8,116,774
  Fidelity VIP High Income
    (Pinnacleplus(TM)) (July 15)*                         7,935                       -                  7,935
  VIP Index 500 (AnnuiChoice(TM))                       546,243               1,775,666              2,321,909
  VIP Index 500 (IQ Annuity(TM))                        152,514               2,274,216              2,426,730
  VIP Investment Grade Bond
    (AnnuiChoice(TM))                                (1,539,366)              9,002,477              7,463,111
  VIP Investment Grade Bond
    (IQ Annuity(TM))                                 (2,482,479)              6,318,638              3,836,159
  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM)) (July 15)*                       299,559                       -                299,559
  VIP Mid Cap (AnnuiChoice(TM))                       1,043,799               2,360,046              3,403,845
  VIP Mid Cap (GrandMaster flex3(TM))                 1,155,930                  75,709              1,231,639
  VIP Mid Cap (IQ Annuity(TM))                        1,006,772               2,206,605              3,213,377
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM)) (July 15)*                        80,593                       -                 80,593
  VIP Overseas (AnnuiChoice(TM))                        477,908                  69,095                547,003
  VIP Overseas (IQ Annuity(TM))                         278,671                 219,977                498,648
  Fidelity VIP Overseas
    (Pinnacleplus(TM)) (July 15)*                        59,411                       -                 59,411
  VIP Money Market (IQ Annuity(TM))
    (IQ Annuity(TM)) (July 25)**                    (21,839,167)             21,839,167                      -
  VIP Money Market (AnnuiChoice(TM))
    (AnnuiChoice(TM)) (July 25)**                    (7,404,848)              7,404,848                      -
  VIP Money Market
    (GrandMaster flex3(TM))
    (GrandMaster flex3(TM)) (July 25)**                (546,383)                546,383                      -
SERVICE SHARES:
  Janus Aspen Capital Appreciation
    (IQ Annuity(TM)) (January 17)**                  (1,230,838)              1,230,838                      -
  Janus Aspen Capital Appreciation
    (AnnuiChoice(TM)) (January 17)**                   (604,066)                604,066                      -
  Janus Aspen Capital Appreciation
    (Grandmaster(TM)) (January 17)**                   (270,831)                270,831                      -
  Janus Aspen Capital Appreciation
    (GrandMaster flex3(TM))
    (January 17)**                                     (106,477)                106,477                      -
  Janus Aspen Core Equity
    (IQ Annuity(TM)) (January 17)**                    (743,739)                743,739                      -
  Janus Aspen Core Equity
    (AnnuiChoice(TM)) (January 17)**                   (207,785)                207,785                      -
  Janus Aspen Core Equity
    (Grandmaster(TM)) (January 17)**                    (61,762)                 61,762                      -
  Janus Aspen Core Equity
    (GrandMaster flex3(TM))
    (January 17)**                                      (35,798)                 35,798                      -
  Janus Aspen Balanced
    (AnnuiChoice(TM)) (January 17)**                 (1,869,917)              1,869,917                      -
  Janus Aspen Balanced
    (Grandmaster(TM)) (January 17)**                   (609,128)                609,128                      -
  Janus Aspen Balanced
    (GrandMaster flex3(TM))
    (January 17)**                                      (87,302)                 87,302                      -
  Janus Aspen Balanced
    (IQ3(TM)) (January 17)**                            (49,297)                 49,297                      -
  Janus Aspen Growth (AnnuiChoice(TM))                   98,512                 528,121                626,633
  Janus Aspen Growth
    (GrandMaster flex3(TM))                              (7,289)                 35,286                 27,997
  Janus Aspen Growth (Grandmaster(TM))                   63,692                  99,989                163,681
  Janus Aspen Growth (IQ Annuity(TM))                   332,143                 618,799                950,942
  Janus Aspen International Growth
    (AnnuiChoice(TM))                                    59,942                 199,919                259,861
  Janus Aspen International Growth
    (GrandMaster flex3(TM))                              68,303                  40,526                108,829
  Janus Aspen International Growth
    (Grandmaster(TM))                                    74,941                  47,084                122,025
  Janus Aspen International Growth
    (IQ Annuity(TM))                                   (358,527)              2,405,212              2,046,685
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (July 15)*                        22,052                       -                 22,052
  Janus Aspen Mid Cap Growth
    (AnnuiChoice)                                       144,464                 251,797                396,261
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM))                              61,087                  12,222                 73,309
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM))                                   (50,230)                132,708                 82,478
  Janus Aspen Strategic Value
    (IQ Annuity(TM)) (January 17)**                    (485,578)                485,578                      -
  Janus Aspen Strategic Value
    (AnnuiChoice(TM)) (January 17)**                   (616,525)                616,525                      -
  Janus Aspen Strategic Value
    (Grandmaster(TM)) (January 17)**                   (776,002)                776,002                      -

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                                          INCREASE
                                                    UNITS          UNITS                UNITS          (DECREASE) IN
                 DIVISION                         PURCHASED       REDEEMED           TRANSFERRED           UNITS
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP High Income (AnnuiChoice(TM))                  16,805            (11,388)            146,377             151,794
  Fidelity High Income
    (GrandMaster flex3(TM)) (May 1)*                182,531             (7,451)            120,739             295,819
  VIP High Income (IQ Annuity(TM))                  953,709           (175,284)           (183,319)            595,106
  Fidelity VIP High Income
    (Pinnacleplus(TM)) (July 15)*                       770                (27)                  -                 743
  VIP Index 500 (AnnuiChoice(TM))                    12,830            (20,775)             16,500               8,555
  VIP Index 500 (IQ Annuity(TM))                     44,641            (44,784)            (50,228)            (50,371)
  VIP Investment Grade Bond
    (AnnuiChoice(TM))                                36,054            (44,330)           (148,765)           (157,041)
  VIP Investment Grade Bond
    (IQ Annuity(TM))                                105,684           (101,914)           (235,146)           (231,376)
  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM)) (July 15)*                    29,213                  -                 713              29,926
  VIP Mid Cap (AnnuiChoice(TM))                      25,252            (21,509)             10,247              13,990
  VIP Mid Cap (GrandMaster flex3(TM))                42,345             (1,039)             56,751              98,057
  VIP Mid Cap (IQ Annuity(TM))                       42,145            (37,579)             11,892              16,458
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM)) (July 15)*                     2,092                 (4)              4,518               6,606
  VIP Overseas (AnnuiChoice(TM))                      1,583             (2,558)             53,197              52,222
  VIP Overseas (IQ Annuity(TM))                       1,677            (88,997)            108,557              21,237
  Fidelity VIP Overseas
    (Pinnacleplus(TM)) (July 15)*                     4,837                  -                   5               4,842
  VIP Money Market (IQ Annuity(TM))
    (IQ Annuity(TM)) (July 25)**                    683,068           (478,632)         (2,364,591)         (2,160,155)
  VIP Money Market (AnnuiChoice(TM))
    (AnnuiChoice(TM)) (July 25)**                    38,893           (103,525)           (653,588)           (718,220)
  VIP Money Market
    (GrandMaster flex3(TM))
    (GrandMaster flex3(TM)) (July 25)**              26,893             (4,737)            (76,849)            (54,693)
SERVICE SHARES:
  Janus Aspen Capital Appreciation
    (IQ Annuity(TM)) (January 17)**                     368               (746)           (215,938)           (216,316)
  Janus Aspen Capital Appreciation
    (AnnuiChoice(TM)) (January 17)**                     37               (104)            (94,171)            (94,238)
  Janus Aspen Capital Appreciation
    (Grandmaster(TM)) (January 17)**                    131               (590)            (38,735)            (39,194)
  Janus Aspen Capital Appreciation
    (GrandMaster flex3(TM))
    (January 17)**                                        -                  -             (12,338)            (12,338)
  Janus Aspen Core Equity
    (IQ Annuity(TM)) (January 17)**                      31               (171)           (109,556)           (109,696)
  Janus Aspen Core Equity
    (AnnuiChoice(TM)) (January 17)**                      -                 (6)            (29,720)            (29,726)
  Janus Aspen Core Equity
    (Grandmaster(TM)) (January 17)**                      2                  -              (8,405)             (8,403)
  Janus Aspen Core Equity
    (GrandMaster flex3(TM))
    (January 17)**                                        -                  -              (4,486)             (4,486)
  Janus Aspen Balanced
    (AnnuiChoice(TM)) (January 17)**                      -               (602)           (214,331)           (214,933)
  Janus Aspen Balanced
    (Grandmaster(TM)) (January 17)**                     29               (316)            (68,541)            (68,828)
  Janus Aspen Balanced
    (GrandMaster flex3(TM))
    (January 17)**                                        -                  -              (9,479)             (9,479)
  Janus Aspen Balanced
    (IQ3(TM)) (January 17)**                              3                  -              (5,281)             (5,278)
  Janus Aspen Growth (AnnuiChoice(TM))                3,865             (9,562)             (3,777)             (9,474)
  Janus Aspen Growth
    (GrandMaster flex3(TM))                           2,109                 (3)             (3,904)             (1,798)
  Janus Aspen Growth (Grandmaster(TM))                  618             (2,225)              6,184               4,577
  Janus Aspen Growth (IQ Annuity(TM))                 8,587            (10,162)             26,040              24,465
  Janus Aspen International Growth
    (AnnuiChoice(TM))                                 3,134             (2,783)             (1,231)               (880)
  Janus Aspen International Growth
    (GrandMaster flex3(TM))                           4,123                (72)              1,359               5,410
  Janus Aspen International Growth
    (Grandmaster(TM))                                     -               (188)              7,486               7,298
  Janus Aspen International Growth
    (IQ Annuity(TM))                                 19,442            (23,429)           (175,260)           (179,247)
  Janus Aspen International Growth
    (Pinnacleplus(TM)) (July 15)*                       482                 (1)              1,340               1,821
  Janus Aspen Mid Cap Growth
    (AnnuiChoice)                                     2,016             (2,627)             12,144              11,533
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM))                           3,277                (31)              2,109               5,355
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM))                                     -             (1,089)            (10,440)            (11,529)
  Janus Aspen Strategic Value
    (IQ Annuity(TM)) (January 17)**                       -                (77)            (73,719)            (73,796)
  Janus Aspen Strategic Value
    (AnnuiChoice(TM)) (January 17)**                     37                (94)            (94,793)            (94,850)
  Janus Aspen Strategic Value
    (Grandmaster(TM)) (January 17)**                    142             (1,280)           (112,980)           (114,118)

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                           CHANGE IN NET
                                                                                            UNREALIZED         NET INCREASE IN
                                                                  NET REALIZED GAIN        APPRECIATION          NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF    (DEPRECIATION) DURING   RESULTING FROM
                 DIVISION                    INCOME (LOSS)          INVESTMENTS             THE PERIOD           OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Strategic Value
    (GrandMaster flex3(TM))
    (January 17)**                         $              (13)   $              253    $              383    $              623
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM))                                   (8,645)             (101,253)              276,154               166,256
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM))                                    (742)               54,280                59,624               113,162
  Janus Aspen Worldwide Growth
    (GrandMaster flex3(TM))                            (1,289)               10,606                47,381                56,698
  Janus Aspen Worldwide Growth
    (Grandmaster(TM))                                    (904)                5,788                24,612                29,496
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM))                                   (3,214)               70,896                65,478               133,160
CLASS 1:
  Touchstone Money Market
    (Pinnacleplus(TM)) (July 15)*                        (586)                    -                     -                  (586)
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                                    (881)                7,228                14,023                20,370
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                            (1,473)                9,681                10,518                18,726
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                          (5,591)               45,045                46,103                85,557
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                                  (8,124)              107,732               146,938               246,546
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                           (11,444)                8,327               233,360               230,243
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                         (10,309)               22,936               202,226               214,853
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                                  (5,435)              (28,033)              178,830               145,362
  Putnam VT Discovery Growth
    (GrandMaster flex3(TM))                              (487)                   58                 9,172                 8,743
  Putnam VT Discovery Growth
    (Grandmaster(TM))                                  (2,480)               49,725                 3,040                50,285
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                   (2,648)                2,770                47,463                47,585
  Putnam VT Discovery Growth
    (Pinnacleplus(TM)) (July 15)*                           -                     -                    16                    16
  Putnam VT Growth & Income
    (AnnuiChoice(TM))                                   6,796               (32,416)              285,442               259,822
  Putnam VT Growth & Income
    (GrandMaster flex3(TM))                              (626)               19,611                19,545                38,530
  Putnam VT Growth & Income
    (Grandmaster(TM))                                   1,295               (14,671)               81,688                68,312
  Putnam VT Growth & Income
    (IQ Annuity(TM))                                    2,264               (20,552)              248,946               230,658
  Putnam VT International Equity
    (AnnuiChoice(TM))                                    (624)               66,332                55,733               121,441
  Putnam VT International Equity
    (GrandMaster flex3(TM))                            (3,186)               66,225                39,638               102,677
  Putnam VT International Equity
    (Grandmaster(TM))                                  (1,595)               56,326                30,229                84,960
  Putnam VT International Equity
    (IQ Annuity(TM))                                   (4,766)              295,616                58,162               349,012
  Putnam VT International Equity
    (Pinnacleplus(TM)) (July 15)*                          (9)                   47                   405                   443
  Putnam VT New Opportunities
    (AnnuiChoice(TM)) (January 6)*                       (800)                2,712                11,600                13,512
  Putnam VT New Opportunities
    (GrandMaster flex3(TM)) (January 6)*                  (73)                  371                   830                 1,128
  Putnam VT New Opportunities
    (Grandmaster(TM)) (January 6)*                       (250)                  488                 4,533                 4,771
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (January 6)*                      (7,841)               13,537                87,344                93,040
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                                  (9,571)               43,685               541,550               575,664
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                            (3,157)               31,743                68,528                97,114
  Putnam VT Small Cap Value
    (Grandmaster(TM))                                 (57,757)             (305,535)            2,663,382             2,300,090
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                                  (10,990)              (23,046)              431,529               397,493
  Putnam VT Small Cap Value
    (Pinnacleplus(TM)) (July 15)*                         (28)                   29                 1,068                 1,069
  Putnam VT George Putnam Fund of Boston
    (AnnuiChoice(TM)) (January 6)*                        (32)                    3                   707                   678
  Putnam VT George Putnam Fund of Boston
    (GrandMaster flex3(TM)) (January 6)*                  (68)                    3                 1,072                 1,007
  Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM)) (January 6)*                        145                    36                 1,809                 1,990
  Putnam VT George Putnam Fund of Boston
    (IQ Annuity(TM)) (January 6)*                         (72)                    1                   830                   759
  Putnam VT Voyager (AnnuiChoice(TM))
    (January 6)*                                         (492)                4,883                 1,478                 5,869
  Putnam VT Voyager
    (GrandMaster flex3(TM)) (January 6)*               (1,241)                3,695                23,380                25,834
  Putnam VT Voyager (Grandmaster(TM))
    (January 6)*                                         (521)                9,020                 1,358                 9,857
  Putnam VT Voyager (IQ Annuity(TM))
    (January 6)*                                         (271)                1,450                 2,038                 3,217
  Putnam VT Voyager (Pinnacleplus(TM))
    (July 15)*                                            (26)                    2                   559                   535

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         ------------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                           CONTRIBUTIONS       CONTRACT         NET TRANSFERS       CONTRACT    (DECREASE) IN NET
                                           FROM CONTRACT   TERMINATIONS AND   AMONG INVESTMENT    MAINTENANCE  ASSETS FROM CONTRACT
                 DIVISION                     HOLDERS          BENEFITS            OPTIONS          CHARGES    RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Strategic Value
    (GrandMaster flex3(TM))
    (January 17)**                         $            -    $            -    $      (17,480)   $            -    $      (17,480)
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM))                               99,140           (30,977)          (60,378)             (348)            7,437
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM))                             151,428           (26,246)         (135,225)           (3,984)          (14,027)
  Janus Aspen Worldwide Growth
    (GrandMaster flex3(TM))                        60,982            (2,146)          146,849              (255)          205,430
  Janus Aspen Worldwide Growth
    (Grandmaster(TM))                               6,686           (10,753)         (107,778)              (49)         (111,894)
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM))                              148,548          (118,772)          (30,771)             (213)           (1,208)
CLASS 1:
  Touchstone Money Market
    (Pinnacleplus(TM)) (July 15)*                 265,381              (846)                5                 -           264,540
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                              26,896            (9,605)          212,873              (334)          229,830
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                       189,220            (5,056)          (30,746)              (51)          153,367
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                      99,724           (75,166)          204,469            (1,151)          227,876
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                             137,621           (45,495)          994,513            (6,112)        1,080,527
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                       302,145           (12,196)          399,027            (1,190)          687,786
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                     226,953           (69,902)          479,897            (1,440)          635,508
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                               2,141           (39,819)         (103,604)           (3,594)         (144,876)
  Putnam VT Discovery Growth
    (GrandMaster flex3(TM))                        16,005                 -             1,472               (16)           17,461
  Putnam VT Discovery Growth
    (Grandmaster(TM))                               2,948           (66,555)           (2,791)              (43)          (66,441)
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                1,418           (20,342)            1,914              (283)          (17,293)
  Putnam VT Discovery Growth
    (Pinnacleplus(TM)) (July 15)*                       -                 -             1,489                (1)            1,488
  Putnam VT Growth & Income
    (AnnuiChoice(TM))                              78,732           (48,130)          192,858            (6,898)          216,562
  Putnam VT Growth & Income
    (GrandMaster flex3(TM))                        50,025            (4,345)           55,661              (766)          100,575
  Putnam VT Growth & Income
    (Grandmaster(TM))                               2,164           (31,253)           13,875              (106)          (15,320)
  Putnam VT Growth & Income
    (IQ Annuity(TM))                               90,984           (96,452)          179,969              (368)          174,133
  Putnam VT International Equity
    (AnnuiChoice(TM))                              21,299           (14,256)          (24,941)           (2,013)          (19,911)
  Putnam VT International Equity
    (GrandMaster flex3(TM))                        53,604            (1,417)           (9,675)             (946)           41,566
  Putnam VT International Equity
    (Grandmaster(TM))                               4,982           (78,864)          (88,614)             (136)         (162,632)
  Putnam VT International Equity
    (IQ Annuity(TM))                              172,506           (50,627)         (376,905)             (599)         (255,625)
  Putnam VT International Equity
    (Pinnacleplus(TM)) (July 15)*                  14,065                 -            (3,432)               (6)           10,627
  Putnam VT New Opportunities
    (AnnuiChoice(TM)) (January 6)*                   (873)          (27,759)          588,253            (3,321)          556,300
  Putnam VT New Opportunities
    (GrandMaster flex3(TM)) (January 6)*            5,995              (187)              702                 -             6,510
  Putnam VT New Opportunities
    (Grandmaster(TM)) (January 6)*                  1,775              (943)           28,979               (24)           29,787
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (January 6)*                  (1,966)          (34,662)        4,934,858           (11,178)        4,887,052
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                              68,970          (108,162)          136,411           (10,712)           86,507
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                       193,683            (5,719)          329,997              (767)          517,194
  Putnam VT Small Cap Value
    (Grandmaster(TM))                              40,100          (495,473)          733,149            (2,119)          275,657
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                               44,800          (138,357)          173,623            (1,467)           78,599
  Putnam VT Small Cap Value
    (Pinnacleplus(TM)) (July 15)*                  24,659              (287)            7,788               (13)           32,147
  Putnam VT George Putnam Fund of Boston
    (AnnuiChoice(TM)) (January 6)*                 11,627                 -               994               (39)           12,582
  Putnam VT George Putnam Fund of Boston
    (GrandMaster flex3(TM)) (January 6)*            8,901                 -             4,703                (8)           13,596
  Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM)) (January 6)*                      -              (414)           14,603                 -            14,189
  Putnam VT George Putnam Fund of Boston
    (IQ Annuity(TM)) (January 6)*                   7,147                 -             6,008                 -            13,155
  Putnam VT Voyager (AnnuiChoice(TM))
    (January 6)*                                   25,457           (11,629)           33,153              (292)           46,689
  Putnam VT Voyager
    (GrandMaster flex3(TM)) (January 6)*           51,434                 -            48,806              (219)          100,021
  Putnam VT Voyager (Grandmaster(TM))
    (January 6)*                                        -           (40,000)           55,643                (7)           15,636
  Putnam VT Voyager (IQ Annuity(TM))
    (January 6)*                                        -            (3,332)           25,147                (6)           21,809
  Putnam VT Voyager (Pinnacleplus(TM))
    (July 15)*                                      4,639                 -            15,717               (22)           20,334

                                                INCREASE
                                             (DECREASE) IN               NET ASSETS,          NET ASSETS, END
                 DIVISION                      NET ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Strategic Value
    (GrandMaster flex3(TM))
    (January 17)**                         $            (16,857)   $             16,857   $                  -
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM))                                    173,693                 549,760                723,453
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM))                                    99,135                 540,329                639,464
  Janus Aspen Worldwide Growth
    (GrandMaster flex3(TM))                             262,128                  50,544                312,672
  Janus Aspen Worldwide Growth
    (Grandmaster(TM))                                   (82,398)                201,703                119,305
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM))                                    131,952                 461,978                593,930
CLASS 1:
  Touchstone Money Market
    (Pinnacleplus(TM)) (July 15)*                       263,954                       -                263,954
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                                   250,200                  36,148                286,348
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                             172,093                   2,977                175,070
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                           313,433                 295,202                608,635
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                                 1,327,073                 265,755              1,592,828
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                             918,029                 409,433              1,327,462
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                           850,361                 427,574              1,277,935
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                                       486                 552,382                552,868
  Putnam VT Discovery Growth
    (GrandMaster flex3(TM))                              26,204                  16,336                 42,540
  Putnam VT Discovery Growth
    (Grandmaster(TM))                                   (16,156)                 78,663                 62,507
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                     30,292                 168,888                199,180
  Putnam VT Discovery Growth
    (Pinnacleplus(TM)) (July 15)*                         1,504                       -                  1,504
  Putnam VT Growth & Income
    (AnnuiChoice(TM))                                   476,384                 947,979              1,424,363
  Putnam VT Growth & Income
    (GrandMaster flex3(TM))                             139,105                  49,151                188,256
  Putnam VT Growth & Income
    (Grandmaster(TM))                                    52,992                 395,771                448,763
  Putnam VT Growth & Income
    (IQ Annuity(TM))                                    404,791                 768,384              1,173,175
  Putnam VT International Equity
    (AnnuiChoice(TM))                                   101,530                 397,004                498,534
  Putnam VT International Equity
    (GrandMaster flex3(TM))                             144,243                 149,869                294,112
  Putnam VT International Equity
    (Grandmaster(TM))                                   (77,672)                485,677                408,005
  Putnam VT International Equity
    (IQ Annuity(TM))                                     93,387                 538,111                631,498
  Putnam VT International Equity
    (Pinnacleplus(TM)) (July 15)*                        11,070                       -                 11,070
  Putnam VT New Opportunities
    (AnnuiChoice(TM)) (January 6)*                      569,812                       -                569,812
  Putnam VT New Opportunities
    (GrandMaster flex3(TM)) (January 6)*                  7,638                       -                  7,638
  Putnam VT New Opportunities
    (Grandmaster(TM)) (January 6)*                       34,558                       -                 34,558
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (January 6)*                     4,980,092                       -              4,980,092
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                                   662,171               1,026,994              1,689,165
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                             614,308                  38,081                652,389
  Putnam VT Small Cap Value
    (Grandmaster(TM))                                 2,575,747               4,751,143              7,326,890
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                                    476,092                 779,633              1,255,725
  Putnam VT Small Cap Value
    (Pinnacleplus(TM)) (July 15)*                        33,216                       -                 33,216
  Putnam VT George Putnam Fund of Boston
    (AnnuiChoice(TM)) (January 6)*                       13,260                       -                 13,260
  Putnam VT George Putnam Fund of Boston
    (GrandMaster flex3(TM)) (January 6)*                 14,603                       -                 14,603
  Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM)) (January 6)*                       16,179                       -                 16,179
  Putnam VT George Putnam Fund of Boston
    (IQ Annuity(TM)) (January 6)*                        13,914                       -                 13,914
  Putnam VT Voyager (AnnuiChoice(TM))
    (January 6)*                                         52,558                       -                 52,558
  Putnam VT Voyager
    (GrandMaster flex3(TM)) (January 6)*                125,855                       -                125,855
  Putnam VT Voyager (Grandmaster(TM))
    (January 6)*                                         25,493                       -                 25,493
  Putnam VT Voyager (IQ Annuity(TM))
    (January 6)*                                         25,026                       -                 25,026
  Putnam VT Voyager (Pinnacleplus(TM))
    (July 15)*                                           20,869                       -                 20,869

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                                         INCREASE
                                                   UNITS            UNITS                UNITS          (DECREASE) IN
                 DIVISION                        PURCHASED        REDEEMED           TRANSFERRED           UNITS
----------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Strategic Value
    (GrandMaster flex3(TM))
    (January 17)**                                        -                  -              (2,306)             (2,306)
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM))                                 25,571             (8,558)            (18,185)             (1,172)
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM))                                25,709             (5,035)            (24,100)             (3,426)
  Janus Aspen Worldwide Growth
    (GrandMaster flex3(TM))                           7,449               (281)             19,379              26,547
  Janus Aspen Worldwide Growth
    (Grandmaster(TM))                                   994             (1,736)            (16,084)            (16,826)
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM))                                 22,655            (16,678)             (1,966)              4,011
CLASS 1:
  Touchstone Money Market
    (Pinnacleplus(TM)) (July 15)*                    26,614                (85)                 (1)             26,528
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))                                 2,254               (866)             17,221              18,609
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))                          16,080               (411)             (2,274)             13,395
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))                                         8,338             (6,467)             16,507              18,378
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))                                13,686             (4,925)             90,101              98,862
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))                          26,888             (1,217)             36,204              61,875
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))                                        21,464             (6,816)             42,745              57,393
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (AnnuiChoice(TM))                                   404             (7,766)            (20,392)            (27,754)
  Putnam VT Discovery Growth
    (GrandMaster flex3(TM))                           2,035                 (2)                158               2,191
  Putnam VT Discovery Growth
    (Grandmaster(TM))                                   409            (10,819)              5,114              (5,296)
  Putnam VT Discovery Growth
    (IQ Annuity(TM))                                    219             (3,176)                198              (2,759)
  Putnam VT Discovery Growth
    (Pinnacleplus(TM)) (July 15)*                         -                  -                 140                 140
  Putnam VT Growth & Income
    (AnnuiChoice(TM))                                 9,067             (6,737)             21,737              24,067
  Putnam VT Growth & Income
    (GrandMaster flex3(TM))                           6,033               (546)              7,014              12,501
  Putnam VT Growth & Income
    (Grandmaster(TM))                                   255             (3,883)             (1,621)             (5,249)
  Putnam VT Growth & Income
    (IQ Annuity(TM))                                 11,364            (11,314)             22,517              22,567
  Putnam VT International Equity
    (AnnuiChoice(TM))                                 3,378             (2,339)             (1,812)               (773)
  Putnam VT International Equity
    (GrandMaster flex3(TM))                           6,462               (265)              4,198              10,395
  Putnam VT International Equity
    (Grandmaster(TM))                                   674            (10,777)            (12,745)            (22,848)
  Putnam VT International Equity
    (IQ Annuity(TM))                                 22,319             (6,892)            (20,824)             (5,397)
  Putnam VT International Equity
    (Pinnacleplus(TM)) (July 15)*                     1,248                  -                (301)                947
  Putnam VT New Opportunities
    (AnnuiChoice(TM)) (January 6)*                        -             (2,629)             48,287              45,658
  Putnam VT New Opportunities
    (GrandMaster flex3(TM)) (January 6)*                546                (16)                 85                 615
  Putnam VT New Opportunities
    (Grandmaster(TM)) (January 6)*                      147                (83)              2,714               2,778
  Putnam VT New Opportunities
    (IQ Annuity(TM)) (January 6)*                         -             (3,949)            404,600             400,651
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))                                 6,466            (11,045)             16,789              12,210
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))                          20,109               (633)             35,478              54,954
  Putnam VT Small Cap Value
    (Grandmaster(TM))                                 4,111            (50,028)             69,844              23,927
  Putnam VT Small Cap Value
    (IQ Annuity(TM))                                  4,884            (14,849)             18,646               8,681
  Putnam VT Small Cap Value
    (Pinnacleplus(TM)) (July 15)*                     2,139                (25)                654               2,768
  Putnam VT George Putnam Fund of Boston
    (AnnuiChoice(TM)) (January 6)*                    1,094                 (3)                 94               1,185
  Putnam VT George Putnam Fund of Boston
    (GrandMaster flex3(TM)) (January 6)*                872                 (1)                441               1,312
  Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM)) (January 6)*                        -                (40)              1,491               1,451
  Putnam VT George Putnam Fund of Boston
    (IQ Annuity(TM)) (January 6)*                       679                  -                 570               1,249
  Putnam VT Voyager (AnnuiChoice(TM))
    (January 6)*                                      2,297             (1,138)              3,314               4,473
  Putnam VT Voyager
    (GrandMaster flex3(TM)) (January 6)*              5,069                (20)              5,717              10,766
  Putnam VT Voyager (Grandmaster(TM))
    (January 6)*                                          -             (3,616)              5,793               2,177
  Putnam VT Voyager (IQ Annuity(TM))
    (January 6)*                                          -               (305)              2,444               2,139
  Putnam VT Voyager (Pinnacleplus(TM))
    (July 15)*                                          461                 (2)              1,495               1,954

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                           CHANGE IN NET
                                                                                            UNREALIZED        NET INCREASE IN
                                                                  NET REALIZED GAIN        APPRECIATION         NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF    (DEPRECIATION) DURING  RESULTING FROM
                 DIVISION                    INCOME (LOSS)          INVESTMENTS             THE PERIOD          OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
CLASS 2:
  Templeton Foreign Securities
    (IQ Annuity(TM)) (January 6)*          $           (3,048)   $          248,595    $           18,231    $          263,778
  Franklin Growth & Income Securities
    Fund (AnnuiChoice(TM)) (January 6)*                15,665                 4,301               207,708               227,674
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM)) (January 6)*                3,970                (3,046)               61,741                62,665
  Franklin Growth & Income Securities
    (Grandmaster(TM)) (January 6)*                      4,329                (2,823)               65,122                66,628
  Franklin Growth & Income Securities
    Fund (IQ Annuity(TM)) (January 6)*                 26,120               (23,236)              286,503               289,387
  Franklin Growth & Income Securities
    Fund (Pinnacleplus(TM)) (July 15)*                   (119)                   29                 3,268                 3,178
  Franklin Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                     84,508                52,660               411,173               548,341
  Franklin Income Securities
    (GrandMaster flex3(TM)) (January 6)*               20,034                31,890                92,817               144,741
  Franklin Income Securities
    (Grandmaster(TM)) (January 6)*                     39,813                 9,506               239,445               288,764
  Franklin Income Securities
    Fund (IQ Annuity(TM)) (January 6)*                 17,377                 2,923               108,500               128,800
  Franklin Income Securities
    (Pinnacleplus(TM)) (July 15)*                        (766)                   31                16,232                15,497
  Franklin Large Cap Growth
    Securities Fund (AnnuiChoice(TM))
    (January 6)*                                         (337)                3,883                16,162                19,708
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM)) (January 6)*                 (561)                6,469                13,436                19,344
  Franklin Large Cap Growth
    Securities (Grandmaster(TM))
    (January 6)*                                         (163)                  857                 3,451                 4,145
  Franklin Large Cap Growth
    Securities Fund (IQ Annuity(TM))
    (January 6)*                                         (299)                 (169)                9,015                 8,547
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM)) (July 15)*                        (149)                   15                 2,776                 2,642
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM)) (January 6)*                       (230)                3,507               168,737               172,014
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM)) (January 6)*                 (822)                3,088                24,933                27,199
  Franklin Mutual Shares Securities
    (IQ Annuity(TM)) (January 6)*                      (4,081)                7,760               202,999               206,678
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM)) (July 15)*                        (173)                    6                 4,067                 3,900
  Franklin Mutual Shares Securities
    (Grandmaster(TM)) (January 6)*                     (4,341)                7,197               210,803               213,659
  Templeton Foreign Securities
    (GrandMaster flex3(TM)) (January 6)*                 (432)                  363                46,421                46,352
  Templeton Foreign Securities
    (Grandmaster(TM)) (January 6)*                       (316)                  313                12,301                12,298
  Templeton Foreign Securities
    (Pinnacleplus(TM)) (July 15)*                         (87)                    5                 2,207                 2,125
  Templeton Foreign Securities
    (AnnuiChoice(TM)) (January 6)*                       (675)               28,598                24,160                52,083
  Templeton Growth Securities
    (AnnuiChoice(TM)) (January 6)*                       (220)                  262                 8,593                 8,635
  Templeton Growth Securities
    (GrandMaster flex3(TM)) (January 6)*                  (79)                  911                51,526                52,358
  Templeton Growth Securities
    (Pinnacleplus(TM)) (January 6)*                      (535)               16,344                30,645                46,454
  Templeton Growth Securities
    (IQ Annuity(TM)) (January 6)*                         (26)                2,063                16,662                18,699
  Van Kampen LIT Comstock Share
    (AnnuiChoice(TM)) (January 6)*                       (763)                  302                25,194                24,733
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM)) (January 6)*               (2,851)                1,228                82,080                80,457
  Van Kampen LIT Comstock
    (Grandmaster(TM)) (January 6)*                       (658)                1,899                15,949                17,190
  Van Kampen LIT Comstock
    (IQ Annuity(TM)) (January 6)*                        (630)                2,549                13,598                15,517
  Van Kampen LIT Comstock Share
    (Pinnacleplus(TM)) (July 15)*                         (45)                   24                 1,826                 1,805
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM)) (January 6)*                       (100)                   57                   811                   768
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM)) (January 6)*                  (27)                 (350)                    -                  (377)
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM)) (January 6)*                        (75)                    4                 1,946                 1,875
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM)) (January 6)*                         (37)                  246                   371                   580
  Van Kampen Emerging Markets Debt
    (Grandmaster(TM)) (January 6)*                     (2,490)                9,954                29,049                36,513
  Van Kampen Emerging Markets Debt
    (IQ Annuity(TM)) (January 6)*                      (2,463)                5,940                31,051                34,528
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM)) (July 15)*                         (24)                    2                   383                   361
  Van Kampen UIF Emerging Markets
    Equity Share (AnnuiChoice(TM))
    (January 6)*                                         (188)                   56                 9,854                 9,722
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM)) (January 6)*                 (365)                2,054                 8,755                10,444
  Van Kampen Emerging Markets Equity
    (Grandmaster(TM)) (January 6)*                        (74)                   52                 2,875                 2,853
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM)) (January 6)*                        (507)               (7,091)                2,484                (5,114)
  Van Kampen UIF Emerging Markets Equity
    Share (Pinnacleplus(TM)) (July 15)*                  (309)                   33                10,280                10,004
  Van Kampen UIF U.S. Real Estate
    (Pinnacleplus(TM)) (July 15)*                         (92)                    6                 1,711                 1,625

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                           CONTRIBUTIONS        CONTRACT        NET TRANSFERS       CONTRACT     (DECREASE) IN NET
                                           FROM CONTRACT    TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE   ASSETS FROM CONTRACT
                 DIVISION                     HOLDERS           BENEFITS           OPTIONS          CHARGES     RELATED TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS 2:
  Templeton Foreign Securities
    (IQ Annuity(TM)) (January 6)*          $       42,237    $       (3,002)   $        7,649    $         (326)   $       46,558
  Franklin Growth & Income Securities
    Fund (AnnuiChoice(TM)) (January 6)*           130,158           (27,623)        1,160,338            (6,726)        1,256,147
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM)) (January 6)*           58,250            (2,536)          327,289              (835)          382,168
  Franklin Growth & Income Securities
    (Grandmaster(TM)) (January 6)*                  7,194           (68,404)          459,455              (122)          398,123
  Franklin Growth & Income Securities
    Fund (IQ Annuity(TM)) (January 6)*            118,382          (233,810)        1,574,492              (857)        1,458,207
  Franklin Growth & Income Securities
    Fund (Pinnacleplus(TM)) (July 15)*             11,108                 -            19,658                (7)           30,759
  Franklin Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                148,113          (170,187)        2,029,184           (16,177)        1,990,933
  Franklin Income Securities
    (GrandMaster flex3(TM)) (January 6)*          790,876           (13,123)             (497)           (2,869)          774,387
  Franklin Income Securities
    (Grandmaster(TM)) (January 6)*                  5,356           (78,505)        1,563,683              (255)        1,490,279
  Franklin Income Securities
    Fund (IQ Annuity(TM)) (January 6)*             98,651           (20,418)          618,734            (1,777)          695,190
  Franklin Income Securities
    (Pinnacleplus(TM)) (July 15)*                 194,042                 -             8,863               (96)          202,809
  Franklin Large Cap Growth
    Securities Fund (AnnuiChoice(TM))
    (January 6)*                                   20,429            (2,293)          281,395              (835)          298,696
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM)) (January 6)*           90,016                 -            (1,425)             (243)           88,348
  Franklin Large Cap Growth
    Securities (Grandmaster(TM))
    (January 6)*                                        -              (125)           70,795                 -            70,670
  Franklin Large Cap Growth
    Securities Fund (IQ Annuity(TM))
    (January 6)*                                   24,184            (4,584)           93,413                (9)          113,004
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM)) (July 15)*                  44,690                 -            20,701               (25)           65,366
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM)) (January 6)*                129,706           (70,496)          849,803            (5,597)          903,416
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM)) (January 6)*          280,616            (2,727)          137,356              (422)          414,823
  Franklin Mutual Shares Securities
    (IQ Annuity(TM)) (January 6)*                 199,540           (75,520)          997,281            (1,117)        1,120,184
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM)) (July 15)*                  49,545                 -             6,600                (2)           56,143
  Franklin Mutual Shares Securities
    (Grandmaster(TM)) (January 6)*                  7,494           (99,043)        1,296,859              (165)        1,205,145
  Templeton Foreign Securities
    (GrandMaster flex3(TM)) (January 6)*          108,860               (77)          266,375              (204)          374,954
  Templeton Foreign Securities
    (Grandmaster(TM)) (January 6)*                      -              (195)          171,646               (13)          171,438
  Templeton Foreign Securities
    (Pinnacleplus(TM)) (July 15)*                  17,047                 -            17,205               (27)           34,225
  Templeton Foreign Securities
    (AnnuiChoice(TM)) (January 6)*                 46,269            (1,925)          195,210              (598)          238,956
  Templeton Growth Securities
    (AnnuiChoice(TM)) (January 6)*                  8,445            (1,439)           72,452              (138)           79,320
  Templeton Growth Securities
    (GrandMaster flex3(TM)) (January 6)*          242,068              (143)          242,978              (767)          484,136
  Templeton Growth Securities
    (Pinnacleplus(TM)) (January 6)*                 2,119           (12,265)          350,542                (4)          340,392
  Templeton Growth Securities
    (IQ Annuity(TM)) (January 6)*                  38,143            (9,492)           62,096               (25)           90,722
  Van Kampen LIT Comstock Share
    (AnnuiChoice(TM)) (January 6)*                 70,466              (187)          188,183              (848)          257,614
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM)) (January 6)*          120,723            (1,250)          329,441               (20)          448,894
  Van Kampen LIT Comstock
    (Grandmaster(TM)) (January 6)*                     11            (6,338)          132,929               (14)          126,588
  Van Kampen LIT Comstock
    (IQ Annuity(TM)) (January 6)*                  61,108            (7,485)           86,256                (9)          139,870
  Van Kampen LIT Comstock Share
    (Pinnacleplus(TM)) (July 15)*                  35,630              (284)            4,262               (13)           39,595
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM)) (January 6)*                 20,174              (446)           30,321               (88)           49,961
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM)) (January 6)*                -                 -               377                 -               377
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM)) (January 6)*                      -                 -            62,809                 -            62,809
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM)) (January 6)*                       -                 -             5,011                (1)            5,010
  Van Kampen Emerging Markets Debt
    (Grandmaster(TM)) (January 6)*                      -              (860)          313,461               (28)          312,573
  Van Kampen Emerging Markets Debt
    (IQ Annuity(TM)) (January 6)*                  43,272           (33,342)          405,600               (29)          415,501
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM)) (July 15)*                   7,412                 -                (4)               (2)            7,406
  Van Kampen UIF Emerging Markets
    Equity Share (AnnuiChoice(TM))
    (January 6)*                                   27,609              (166)           31,999               (83)           59,359
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM)) (January 6)*            9,155              (294)          112,565              (318)          121,108
  Van Kampen Emerging Markets Equity
    (Grandmaster(TM)) (January 6)*                      -              (297)           14,899                 -            14,602
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM)) (January 6)*                  10,764          (495,451)          549,522               (14)           64,821
  Van Kampen UIF Emerging Markets Equity
    Share (Pinnacleplus(TM)) (July 15)*            57,184                 -                80                (9)           57,255
  Van Kampen UIF U.S. Real Estate
    (Pinnacleplus(TM)) (July 15)*                  25,851              (283)            1,728                (6)           27,290

                                                 INCREASE
                                             (DECREASE) IN NET          NET ASSETS,          NET ASSETS, END
                 DIVISION                         ASSETS             BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
CLASS 2:
  Templeton Foreign Securities
    (IQ Annuity(TM)) (January 6)*          $            310,336            $          -   $            310,336
  Franklin Growth & Income Securities
    Fund (AnnuiChoice(TM)) (January 6)*               1,483,821                       -              1,483,821
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM)) (January 6)*                444,833                       -                444,833
  Franklin Growth & Income Securities
    (Grandmaster(TM)) (January 6)*                      464,751                       -                464,751
  Franklin Growth & Income Securities
    Fund (IQ Annuity(TM)) (January 6)*                1,747,594                       -              1,747,594
  Franklin Growth & Income Securities
    Fund (Pinnacleplus(TM)) (July 15)*                   33,937                       -                 33,937
  Franklin Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                    2,539,274                       -              2,539,274
  Franklin Income Securities
    (GrandMaster flex3(TM)) (January 6)*                919,128                       -                919,128
  Franklin Income Securities
    (Grandmaster(TM)) (January 6)*                    1,779,043                       -              1,779,043
  Franklin Income Securities
    Fund (IQ Annuity(TM)) (January 6)*                  823,990                       -                823,990
  Franklin Income Securities
    (Pinnacleplus(TM)) (July 15)*                       218,306                       -                218,306
  Franklin Large Cap Growth
    Securities Fund (AnnuiChoice(TM))
    (January 6)*                                        318,404                       -                318,404
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM)) (January 6)*                107,692                       -                107,692
  Franklin Large Cap Growth
    Securities (Grandmaster(TM))
    (January 6)*                                         74,815                       -                 74,815
  Franklin Large Cap Growth
    Securities Fund (IQ Annuity(TM))
    (January 6)*                                        121,551                       -                121,551
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM)) (July 15)*                        68,008                       -                 68,008
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM)) (January 6)*                    1,075,430                       -              1,075,430
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM)) (January 6)*                442,022                       -                442,022
  Franklin Mutual Shares Securities
    (IQ Annuity(TM)) (January 6)*                     1,326,862                       -              1,326,862
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM)) (July 15)*                        60,043                       -                 60,043
  Franklin Mutual Shares Securities
    (Grandmaster(TM)) (January 6)*                    1,418,804                       -              1,418,804
  Templeton Foreign Securities
    (GrandMaster flex3(TM)) (January 6)*                421,306                       -                421,306
  Templeton Foreign Securities
    (Grandmaster(TM)) (January 6)*                      183,736                       -                183,736
  Templeton Foreign Securities
    (Pinnacleplus(TM)) (July 15)*                        36,350                       -                 36,350
  Templeton Foreign Securities
    (AnnuiChoice(TM)) (January 6)*                      291,039                       -                291,039
  Templeton Growth Securities
    (AnnuiChoice(TM)) (January 6)*                       87,955                       -                 87,955
  Templeton Growth Securities
    (GrandMaster flex3(TM)) (January 6)*                536,494                       -                536,494
  Templeton Growth Securities
    (Pinnacleplus(TM)) (January 6)*                     386,846                       -                386,846
  Templeton Growth Securities
    (IQ Annuity(TM)) (January 6)*                       109,421                       -                109,421
  Van Kampen LIT Comstock Share
    (AnnuiChoice(TM)) (January 6)*                      282,347                       -                282,347
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM)) (January 6)*                529,351                       -                529,351
  Van Kampen LIT Comstock
    (Grandmaster(TM)) (January 6)*                      143,778                       -                143,778
  Van Kampen LIT Comstock
    (IQ Annuity(TM)) (January 6)*                       155,387                       -                155,387
  Van Kampen LIT Comstock Share
    (Pinnacleplus(TM)) (July 15)*                        41,400                       -                 41,400
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM)) (January 6)*                       50,729                       -                 50,729
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM)) (January 6)*                      -                       -                      -
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM)) (January 6)*                       64,684                       -                 64,684
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM)) (January 6)*                         5,590                       -                  5,590
  Van Kampen Emerging Markets Debt
    (Grandmaster(TM)) (January 6)*                      349,086                       -                349,086
  Van Kampen Emerging Markets Debt
    (IQ Annuity(TM)) (January 6)*                       450,029                       -                450,029
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM)) (July 15)*                         7,767                       -                  7,767
  Van Kampen UIF Emerging Markets
    Equity Share (AnnuiChoice(TM))
    (January 6)*                                         69,081                       -                 69,081
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM)) (January 6)*                131,552                       -                131,552
  Van Kampen Emerging Markets Equity
    (Grandmaster(TM)) (January 6)*                       17,455                       -                 17,455
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM)) (January 6)*                        59,707                       -                 59,707
  Van Kampen UIF Emerging Markets Equity
    Share (Pinnacleplus(TM)) (July 15)*                  67,259                       -                 67,259
  Van Kampen UIF U.S. Real Estate
    (Pinnacleplus(TM)) (July 15)*                        28,915                       -                 28,915

                                                                        UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                                         INCREASE
                                                                   UNITS                UNITS          (DECREASE) IN
                 DIVISION                  UNITS PURCHASED        REDEEMED           TRANSFERRED           UNITS
----------------------------------------------------------------------------------------------------------------------
CLASS 2:
  Templeton Foreign Securities
    (IQ Annuity(TM)) (January 6)*                     3,776               (284)             21,236              24,728
  Franklin Growth & Income Securities
    Fund (AnnuiChoice(TM)) (January 6)*              11,655             (3,392)            117,698             125,961
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM)) (January 6)*              5,675               (330)             32,610              37,955
  Franklin Growth & Income Securities
    (Grandmaster(TM)) (January 6)*                      700             (6,903)             45,790              39,587
  Franklin Growth & Income Securities
    Fund (IQ Annuity(TM)) (January 6)*               11,808            (22,692)            159,869             148,985
  Franklin Growth & Income Securities
    Fund (Pinnacleplus(TM)) (July 15)*                1,120                 (1)              1,871               2,990
  Franklin Income Securities Fund
    (AnnuiChoice(TM)) (January 6)*                   13,154            (17,037)            204,934             201,051
  Franklin Income Securities
    (GrandMaster flex3(TM)) (January 6)*             72,560             (1,450)              2,069              73,179
  Franklin Income Securities
    (Grandmaster(TM)) (January 6)*                      474             (6,877)            147,709             141,306
  Franklin Income Securities
    Fund (IQ Annuity(TM)) (January 6)*                8,950             (1,901)             58,451              65,500
  Franklin Income Securities
    (Pinnacleplus(TM)) (July 15)*                    18,689                 (9)                829              19,509
  Franklin Large Cap Growth
    Securities Fund (AnnuiChoice(TM))
    (January 6)*                                      1,823               (270)             25,114              26,667
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM)) (January 6)*              9,219                (23)               (131)              9,065
  Franklin Large Cap Growth
    Securities (Grandmaster(TM))
    (January 6)*                                          -                (11)              6,298               6,287
  Franklin Large Cap Growth
    Securities Fund (IQ Annuity(TM))
    (January 6)*                                      2,296               (423)              8,350              10,223
  Franklin Large Cap Growth Securities
    (Pinnacleplus(TM)) (July 15)*                     4,302                 (3)              1,946               6,245
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM)) (January 6)*                   12,303             (7,046)             83,183              88,440
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM)) (January 6)*             24,518               (287)             12,330              36,561
  Franklin Mutual Shares Securities
    (IQ Annuity(TM)) (January 6)*                    18,556             (7,110)             98,212             109,658
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM)) (July 15)*                     4,761                  -                 624               5,385
  Franklin Mutual Shares Securities
    (Grandmaster(TM)) (January 6)*                      690             (9,646)            126,019             117,063
  Templeton Foreign Securities
    (GrandMaster flex3(TM)) (January 6)*             10,505                (25)             23,117              33,597
  Templeton Foreign Securities
    (Grandmaster(TM)) (January 6)*                        -                (17)             14,634              14,617
  Templeton Foreign Securities
    (Pinnacleplus(TM)) (July 15)*                     1,605                 (2)              1,488               3,091
  Templeton Foreign Securities
    (AnnuiChoice(TM)) (January 6)*                    4,101               (207)             19,186              23,080
  Templeton Growth Securities
    (AnnuiChoice(TM)) (January 6)*                      704               (136)              6,474               7,042
  Templeton Growth Securities
    (GrandMaster flex3(TM)) (January 6)*             21,730                (80)             21,546              43,196
  Templeton Growth Securities
    (Pinnacleplus(TM)) (January 6)*                     181             (1,081)             31,972              31,072
  Templeton Growth Securities
    (IQ Annuity(TM)) (January 6)*                     3,511               (847)              6,139               8,803
  Van Kampen LIT Comstock Share
    (AnnuiChoice(TM)) (January 6)*                    6,161                (89)             16,883              22,955
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM)) (January 6)*             10,990               (117)             32,410              43,283
  Van Kampen LIT Comstock
    (Grandmaster(TM)) (January 6)*                        1               (578)             12,314              11,737
  Van Kampen LIT Comstock
    (IQ Annuity(TM)) (January 6)*                     5,639               (693)              7,749              12,695
  Van Kampen LIT Comstock Share
    (Pinnacleplus(TM)) (July 15)*                     3,293                (27)                401               3,667
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM)) (January 6)*                    1,707                (45)              2,576               4,238
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM)) (January 6)*                  -                  -                   -                   -
  Van Kampen LIT Emerging Growth
    (Grandmaster(TM)) (January 6)*                        -                  -               5,422               5,422
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM)) (January 6)*                         -                  -                 469                 469
  Van Kampen Emerging Markets Debt
    (Grandmaster(TM)) (January 6)*                        -                (73)             28,112              28,039
  Van Kampen Emerging Markets Debt
    (IQ Annuity(TM)) (January 6)*                     3,699             (2,798)             35,275              36,176
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM)) (July 15)*                       710                  -                   -                 710
  Van Kampen UIF Emerging Markets
    Equity Share (AnnuiChoice(TM))
    (January 6)*                                      2,304                (18)              2,498               4,784
  Van Kampen UIF Emerging Markets Equity
    (GrandMaster flex3(TM)) (January 6)*                820                (45)              8,386               9,161
  Van Kampen Emerging Markets Equity
    (Grandmaster(TM)) (January 6)*                        -                (23)              1,236               1,213
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM)) (January 6)*                       813            (39,966)             43,308               4,155
  Van Kampen UIF Emerging Markets Equity
    Share (Pinnacleplus(TM)) (July 15)*               5,333                 (1)                  6               5,338
  Van Kampen UIF U.S. Real Estate
    (Pinnacleplus(TM)) (July 15)*                     2,385                (25)                150               2,510

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                           ------------------------------------------------------------------------------------
                                                                                          CHANGE IN NET
                                                                                           UNREALIZED          NET INCREASE IN
                                                                  NET REALIZED GAIN       APPRECIATION           NET ASSETS
                                             NET INVESTMENT       (LOSS) ON SALE OF      (DEPRECIATION)        RESULTING FROM
                 DIVISION                    INCOME (LOSS)          INVESTMENTS         DURING THE PERIOD        OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen U.S. Real Estate
    (Grandmaster(TM)) (January 6)*         $           (1,556)   $            1,432    $           34,163    $           34,039
  Van Kampen U.S. Real Estate
    (IQ Annuity(TM)) (January 6)*                      (1,011)                7,019                15,479                21,487
CLASS B:
  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                     308                 4,100                 8,347                12,755
  Scudder EAFE Equity Index
    (GrandMaster flex3(TM))                             1,317                   (14)               16,554                17,857
  Scudder EAFE Equity Index (IQ3(TM))                   4,231               108,143                28,021               140,395
  Scudder VIT  EAFE Equity Index
    (Pinnacleplus(TM)) (July 15)*                         (48)                   48                 1,524                 1,524
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                                  (1,990)               53,648                40,842                92,500
  Scudder Equity 500 Index
    (GrandMaster flex3(TM))                            (5,281)               29,822               111,885               136,426
  Scudder Equity 500 Index (IQ3(TM))                   (5,476)              127,739                41,243               163,506
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM)) (July 15)*                        (180)                  534                 3,748                 4,102
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                                  (1,824)                  437                57,330                55,943
  Scudder Small Cap Index
    (GrandMaster flex3(TM))                            (2,590)               12,714                63,875                73,999
  Scudder Small Cap Index (IQ3(TM))                    (2,127)               12,549               103,384               113,806
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM)) (July 15)*                         (31)                   11                 1,433                 1,413

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         ------------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                           CONTRIBUTIONS         CONTRACT       NET TRANSFERS       CONTRACT    (DECREASE) IN NET
                                           FROM CONTRACT    TERMINATIONS AND  AMONG INVESTMENT    MAINTENANCE  ASSETS FROM CONTRACT
                 DIVISION                    HOLDERS             BENEFITS          OPTIONS          CHARGES    RELATED TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen U.S. Real Estate
    (Grandmaster(TM)) (January 6)*         $            -    $       (4,148)   $      425,583    $          (33)   $      421,402
  Van Kampen U.S. Real Estate
    (IQ Annuity(TM)) (January 6)*                  52,068           (30,227)          128,786               (11)          150,616
CLASS B:
  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                              23,142              (382)           23,820               (72)           46,508
  Scudder EAFE Equity Index
    (GrandMaster flex3(TM))                        63,488                 -           226,502              (601)          289,389
  Scudder EAFE Equity Index (IQ3(TM))             119,364           (11,600)         (133,860)             (113)          (26,209)
  Scudder VIT  EAFE Equity Index
    (Pinnacleplus(TM)) (July 15)*                  12,346              (286)            6,255                (6)           18,309
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                              47,835           (30,062)          343,397            (4,582)          356,588
  Scudder Equity 500 Index
    (GrandMaster flex3(TM))                       391,088           (17,130)          523,177            (2,018)          895,117
  Scudder Equity 500 Index (IQ3(TM))              128,414           (15,006)          509,757              (422)          622,743
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM)) (July 15)*                  77,236              (568)           (6,975)              (36)           69,657
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                              34,214            (1,691)          989,083            (2,068)        1,019,538
  Scudder Small Cap Index
    (GrandMaster flex3(TM))                        39,896            (5,235)          375,835            (2,143)          408,353
  Scudder Small Cap Index (IQ3(TM))               128,046           (13,042)          134,162              (152)          249,014
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM)) (July 15)*                  36,609              (286)            1,842               (20)           38,145

                                                 INCREASE
                                             (DECREASE) IN              NET ASSETS,          NET ASSETS, END
                 DIVISION                      NET ASSETS            BEGINNING OF YEAR           OF YEAR
--------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen U.S. Real Estate
    (Grandmaster(TM)) (January 6)*         $            455,441            $          -   $            455,441
  Van Kampen U.S. Real Estate
    (IQ Annuity(TM)) (January 6)*                       172,103                       -                172,103
CLASS B:
  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                    59,263                  15,198                 74,461
  Scudder EAFE Equity Index
    (GrandMaster flex3(TM))                             307,246                   1,045                308,291
  Scudder EAFE Equity Index (IQ3(TM))                   114,186                 174,933                289,119
  Scudder VIT  EAFE Equity Index
    (Pinnacleplus(TM)) (July 15)*                        19,833                       -                 19,833
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                                   449,088                  91,182                540,270
  Scudder Equity 500 Index
    (GrandMaster flex3(TM))                           1,031,543                  55,122              1,086,665
  Scudder Equity 500 Index (IQ3(TM))                    786,249                 208,333                994,582
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM)) (July 15)*                        73,759                       -                 73,759
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                                 1,075,481                   2,248              1,077,729
  Scudder Small Cap Index
    (GrandMaster flex3(TM))                             482,352                  16,818                499,170
  Scudder Small Cap Index (IQ3(TM))                     362,820                 128,594                491,414
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM)) (July 15)*                        39,558                       -                 39,558

                                                                       UNIT TRANSACTIONS
                                           ---------------------------------------------------------------------------
                                                                                                         INCREASE
                                                                   UNITS                UNITS          (DECREASE) IN
                 DIVISION                  UNITS PURCHASED        REDEEMED           TRANSFERRED           UNITS
----------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen U.S. Real Estate
    (Grandmaster(TM)) (January 6)*                        -               (333)             34,810              34,477
  Van Kampen U.S. Real Estate
    (IQ Annuity(TM)) (January 6)*                     4,251             (2,377)             11,174              13,048
CLASS B:
  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))                                 2,550                (52)              2,729               5,227
  Scudder EAFE Equity Index
    (GrandMaster flex3(TM))                           6,887                (61)             23,897              30,723
  Scudder EAFE Equity Index (IQ3(TM))                13,082             (1,400)             (5,822)              5,860
  Scudder VIT  EAFE Equity Index
    (Pinnacleplus(TM)) (July 15)*                     1,152                (25)                541               1,668
  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))                                 5,098             (4,014)             38,886              39,970
  Scudder Equity 500 Index
    (GrandMaster flex3(TM))                          43,386             (2,098)             59,234             100,522
  Scudder Equity 500 Index (IQ3(TM))                 14,329             (1,662)             56,925              69,592
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM)) (July 15)*                     7,369                (55)               (639)              6,675
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))                                 3,468               (365)             93,436              96,539
  Scudder Small Cap Index
    (GrandMaster flex3(TM))                           4,149               (776)             40,045              43,418
  Scudder Small Cap Index (IQ3(TM))                  12,941             (1,446)             16,444              27,939
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM)) (July 15)*                     3,288                (27)                161               3,422

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                               Separate Account I

                                       of

                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Integrity Life Insurance Company ("Integrity"), a wholly owned subsidiary of the Western and Southern Life Insurance Company ("W&S"), established Separate Account I (the "Separate Account") on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA") and a Systematic Transfer Option ("STO") which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity's general account. Such options include a guaranteed interest division or quarterly rate option.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), MFS Variable Insurance Trust Funds ("MFS Funds"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"), J.P. Morgan Series Trust II Portfolios ("JPM Funds"), Putnam Variable Trust Funds ("Putnam Funds"), Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust ("Touchstone Funds"), Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and the Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The investment adviser of the Franklin Templeton Funds is Franklin Templeton Investments. The MFS Funds are managed by Massachusetts Financial Services Company ("MFS"). J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Funds. The investment adviser of the Putnam Funds is Putnam Investment Management, LLC. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. ("DeAM"). The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Dean Witter Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen UIT Funds.

The contract holders account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has four hundred twenty-four investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the statement of operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

TAXES

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable annuity life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2004 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2004) and the cost of shares held at December 31, 2004 for each division were as follows:

                                   DIVISION                                        PURCHASES          SALES            COST
---------------------------------------------------------------------------------------------------------------------------------
   Touchstone Aggressive ETF (AnnuiChoice(TM))                                  $         1,509  $             2  $         1,507
   Touchstone Aggressive ETF (GrandMaster flex3(TM))                                     16,591               17           16,574
   Touchstone Aggressive ETF (Grandmaster(TM))                                          114,176               74          114,103
   Touchstone Aggressive ETF (IQ Annuity(TM))                                             4,841                4            4,837
   Touchstone Aggressive ETF (IQ Advisor Standard(TM))                                   15,093               31           15,064
   Touchstone Balanced (AnnuiChoice(TM))                                                538,899          389,751        1,832,139
   Touchstone Balanced (GrandMaster flex3(TM))                                          750,672          102,065          932,536
   Touchstone Balanced (Grandmaster(TM))                                                 54,372               84           54,290
   Touchstone Balanced (IQ Annuity(TM))                                                 827,857          171,164        1,424,884
   Touchstone Balanced (Pinnacleplus(TM))                                               241,584           43,320          218,234
   Touchstone Baron Small Cap (AnnuiChoice(TM))                                         914,150          940,912        1,979,865
   Touchstone Baron Small Cap (GrandMaster flex3(TM))                                   532,234          381,727          831,145
   Touchstone Baron Small Cap (Grandmaster(TM))                                         118,749            7,337          111,920
   Touchstone Baron Small Cap (IQ Annuity(TM))                                        2,599,616        2,436,523        2,206,009
   Touchstone Baron Small Cap (Pinnacleplus(TM))                                        196,710            9,038          208,264
   Touchstone Baron Small Cap (IQ Advisor Enhanced(TM))                                   4,213                6            4,207
   Touchstone Baron Small Cap (IQ Advisor Standard(TM))                                  57,228               51           57,181
   Touchstone Conservative ETF (AnnuiChoice(TM))                                        101,114              180          100,934
   Touchstone Conservative ETF (GrandMaster flex3(TM))                                   62,321               15           62,306
   Touchstone Conservative ETF (IQ Annuity(TM))                                          10,000                -           10,000
   Touchstone Core Bond (AnnuiChoice(TM))                                               313,924          715,705        2,199,063
   Touchstone Core Bond (GrandMaster flex3(TM))                                         267,545          307,727          867,500
   Touchstone Core Bond (Grandmaster(TM))                                                18,886               12           18,874
   Touchstone Core Bond (IQ Annuity(TM))                                                895,850        1,125,957          918,695
   Touchstone Core Bond (Pinnacleplus(TM))                                              201,787           11,983          224,676
   Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                               32,872          783,088          697,898
   Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))                         33,185           66,781          382,461
   Touchstone Eagle Capital Appreciation (Grandmaster(TM))                                4,311               21            4,291
   Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                               644,962          868,829          370,153
   Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                             148,837           23,991          149,661
   Touchstone Emerging Growth (AnnuiChoice(TM))                                         904,766          658,599        2,400,153
   Touchstone Emerging Growth (GrandMaster flex3(TM))                                 1,340,844          763,555        2,050,302
   Touchstone Emerging Growth (Grandmaster(TM))                                          32,414              931           31,508
   Touchstone Emerging Growth (IQ Annuity(TM))                                        2,172,261        1,938,659          878,744
   Touchstone Emerging Growth (Pinnacleplus(TM))                                        142,772           10,384          157,758
   Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                                    215,479           78,010          281,619
   Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                            1,164,817          545,297        1,327,069
   Touchstone Enhanced Dividend 30 (Grandmaster(TM))                                     31,799            3,563           28,424
   Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                                     257,371          253,908          214,002
   Touchstone Enhanced Dividend 30 (Pinnacleplus(TM))                                   122,786            1,708          121,057
   Touchstone Enhanced ETF (AnnuiChoice(TM))                                              2,809                1            2,808
   Touchstone Enhanced ETF (Grandmaster(TM))                                             22,765               27           22,739

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
                                   DIVISION                                        PURCHASES          SALES            COST
---------------------------------------------------------------------------------------------------------------------------------
   Touchstone Enhanced ETF (IQ Annuity(TM))                                     $         1,075  $             -  $         1,075
   Touchstone Enhanced ETF (IQ Advisor Enhanced(TM))                                     33,814               45           33,772
   Touchstone Enhanced ETF Standard (IQ Advisor(TM))                                    263,875               70          263,812
   Touchstone Growth & Income (AnnuiChoice(TM))                                         578,980          908,697          296,158
   Touchstone Growth & Income (GrandMaster flex3(TM))                                   137,083           26,798          278,635
   Touchstone Growth & Income (Grandmaster(TM))                                          76,571              442           76,126
   Touchstone Growth & Income (IQ Annuity(TM))                                          108,390           95,737          375,201
   Touchstone Growth & Income (Pinnacleplus(TM))                                         77,512           15,057          119,310
   Touchstone High Yield (AnnuiChoice(TM))                                            2,254,405        2,330,933          861,793
   Touchstone High Yield (GrandMaster flex3(TM))                                      1,243,460        1,783,235        1,514,742
   Touchstone High Yield (Grandmaster(TM))                                            1,044,751           20,695        1,024,562
   Touchstone High Yield (IQ Annuity(TM))                                             3,580,644        3,479,825        1,738,865
   Touchstone High Yield (Pinnacleplus(TM))                                             163,466           31,514          308,484
   Touchstone Moderate ETF (AnnuiChoice(TM))                                            258,468           32,520          226,458
   Touchstone Moderate ETF (GrandMaster flex3(TM))                                      381,592              340          381,255
   Touchstone Moderate ETF (Grandmaster(TM))                                             48,919               32           48,887
   Touchstone Moderate ETF (IQ Annuity(TM))                                              81,396               15           81,381
   Touchstone Moderate ETF (IQ Advisor Enhanced(TM))                                     12,711               16           12,695
   Touchstone Moderate ETF Standard (IQ Advisor(TM))                                     73,306              112           73,197
   Touchstone Money Market (AnnuiChoice(TM))                                              2,715           17,288          167,262
   Touchstone Third Avenue Value (AnnuiChoice(TM))                                    3,309,105        3,200,269        5,592,547
   Touchstone Third Avenue Value (GrandMaster flex3(TM))                              1,997,572          673,141        2,877,654
   Touchstone Third Avenue Value (Grandmaster(TM))                                      304,991           54,713          253,009
   Touchstone Third Avenue Value (IQ Annuity(TM))                                     3,850,737        4,040,862        5,828,955
   Touchstone Third Avenue Value (Pinnacleplus(TM))                                     586,365           10,647          650,409
   Touchstone Third Avenue Value Standard (IQ Advisor(TM))                               57,363               50           57,316
   Touchstone Value Plus (AnnuiChoice(TM))                                               56,238          449,840          970,123
   Touchstone Value Plus (GrandMaster flex3(TM))                                         55,735          219,452          238,539
   Touchstone Value Plus (Grandmaster(TM))                                               86,708            1,181           85,571
   Touchstone Value Plus (IQ Annuity(TM))                                               315,733          393,615          677,782
   Touchstone Value Plus (Pinnacleplus(TM))                                              17,134              364           19,818
   JP Morgan Bond (AnnuiChoice(TM))                                                     236,154          834,334          639,782
   JP Morgan Bond (GrandMaster flex3(TM))                                               775,536          667,246        1,588,169
   JP Morgan Bond (Grandmaster(TM))                                                      92,999            6,638           86,550
   JP Morgan Bond (IQ3(TM))                                                             347,612          843,725        1,474,291
   JP Morgan Bond (Pinnacleplus(TM))                                                    276,853           22,807          273,064
   JP Morgan Bond Standard (IQ Advisor(TM))                                              45,958               21           45,937
   JP Morgan International Equity (AnnuiChoice(TM))                                      83,285           18,606           87,698
   JP Morgan International Equity (GrandMaster flex3(TM))                               120,344          115,205          174,280
   JP Morgan International Equity (Grandmaster(TM))                                      54,190               97           54,096
   JP Morgan International Equity (IQ3(TM))                                           1,289,766        1,184,475          313,329
   JP Morgan International Equity (Pinnacleplus(TM))                                     11,678              707           12,368
   JP Morgan Mid Cap Value (AnnuiChoice(TM))                                            806,074          687,111          481,285
   JP Morgan Mid Cap Value (GrandMaster flex3(TM))                                      235,638          108,820          583,223
   JP Morgan Mid Cap Value (Grandmaster(TM))                                            202,755           15,896          188,728
   JP Morgan Mid Cap Value (IQ3(TM))                                                  3,130,952        2,261,497        1,561,954
   JP Morgan Mid Cap Value (Pinnacleplus(TM))                                           158,994            9,930          249,299

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
                                   DIVISION                                        PURCHASES          SALES            COST
---------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS:
   Touchstone Money Market (GrandMaster flex3(TM))                              $            84  $        86,436  $             -
   Touchstone Money Market (IQ Annuity(TM))                                           7,727,385       10,487,359        1,034,234
   Touchstone Money Market ETF Standard (IQ Advisor(TM))                                250,059          250,059                -
   Fidelity VIP Equity-Income (Grandmaster(TM))                                       2,122,160       11,224,931       33,867,984
   Fidelity VIP Growth (Grandmaster(TM))                                              1,536,260        9,460,305       32,610,613
   Fidelity VIP High Income (Grandmaster(TM))                                        13,313,813       17,998,099        9,236,009
   Fidelity VIP II Asset Manager (Grandmaster(TM))                                    5,395,522        5,146,704       19,361,921
   Fidelity VIP II Asset Manager: Growth (Grandmaster(TM))                              203,550        5,215,020                -
   Fidelity VIP II Contrafund (Grandmaster(TM))                                       1,557,921        7,097,089       22,568,650
   Fidelity VIP II Index 500 (Grandmaster(TM))                                          729,794        6,631,063       20,536,026
   Fidelity VIP II Index 500 (IQ Annuity(TM))                                            60,327          748,098        1,178,542
   Fidelity VIP II Investment Grade Bond (Grandmaster(TM))                            1,951,158        7,713,267       12,159,936
   Fidelity VIP II Investment Grade Bond (IQ Annuity(TM))                               519,266        1,085,859        1,785,996
   Fidelity VIP III Balanced (Grandmaster(TM))                                          342,155          888,014        2,430,222
   Fidelity VIP III Growth & Income (Grandmaster(TM))                                 5,493,349        2,839,136       11,114,823
   Fidelity VIP III Growth Opportunities (Grandmaster(TM))                              261,372        1,099,134        2,864,907
   Fidelity VIP Overseas (Grandmaster(TM))                                            1,074,041        2,816,099        6,918,505
SERVICE CLASS:
   Touchstone Money Market (AnnuiChoice(TM))                                         16,522,115       16,782,887        4,421,312
   Touchstone Money Market (GrandMaster flex3(TM))                                   11,822,390       12,136,191        1,119,778
   Touchstone Money Market (Grandmaster(TM))                                         22,911,338       27,246,423        7,894,968
   Touchstone Money Market (IQ Annuity(TM))                                             154,720          247,893          241,186
   Fidelity VIP Equity-Income (IQ Annuity(TM))                                          388,066          589,748        1,343,247
   Fidelity VIP Growth (IQ Annuity(TM))                                               1,250,999        1,778,043        1,949,762
   Fidelity VIP High Income (IQ Annuity(TM))                                          3,170,721        5,662,245        2,222,936
   Fidelity VIP II Asset Manager (IQ Annuity(TM))                                        88,496          128,381          280,470
   Fidelity VIP II Asset Manager: Growth (IQ Annuity(TM))                                 1,925           78,984                -
   Fidelity VIP II Contrafund (IQ Annuity(TM))                                        1,147,624        1,626,100        2,117,509
   Fidelity VIP III Balanced (IQ Annuity(TM))                                            81,499          179,221          316,705
   Fidelity VIP III Growth & Income (IQ Annuity(TM))                                    144,510          339,651          701,738
   Fidelity VIP III Growth Opportunities (IQ Annuity(TM))                                53,498          128,089          202,274
   Fidelity VIP III Mid Cap (Grandmaster(TM))                                         2,071,052        6,094,738        4,681,609
   Fidelity VIP III Mid Cap (IQ Annuity(TM))                                            716,704        1,186,970        1,909,555
   Fidelity VIP Overseas (IQ Annuity(TM))                                               272,144          418,020          284,478
   MFS Capital Opportunities (AnnuiChoice(TM))                                          437,532           99,383          508,318
   MFS Capital Opportunities (GrandMaster flex3(TM))                                    173,409           84,577          333,994
   MFS Capital Opportunities (Grandmaster(TM))                                          243,517          284,578          489,962
   MFS Capital Opportunities (IQ Annuity(TM))                                           381,642          413,011        1,007,849
   MFS Capital Opportunities (Pinnacleplus(TM))                                          91,591           15,444           92,397
   MFS Emerging Growth (AnnuiChoice(TM))                                                195,779          334,779          200,307
   MFS Emerging Growth (GrandMaster flex3(TM))                                           80,655          155,715           57,673
   MFS Emerging Growth (Grandmaster(TM))                                                257,607          200,421          153,976
   MFS Emerging Growth (IQ Annuity(TM))                                               2,982,360        3,361,525          725,862
   MFS Emerging Growth (Pinnacleplus(TM))                                                 7,874              575           13,336
   MFS Investors Growth Stock (AnnuiChoice(TM))                                         558,452          269,280          838,184
   MFS Investors Growth Stock (GrandMaster flex3(TM))                                   223,181          151,545          511,692
   MFS Investors Growth Stock (Grandmaster(TM))                                         148,491          114,114          110,926

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
                                   DIVISION                                        PURCHASES          SALES            COST
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
   MFS Investors Growth Stock (IQ Annuity(TM))                                  $       194,491  $       995,958  $       461,699
   MFS Investors Growth Stock (Pinnacleplus(TM))                                        145,102            2,851          142,248
   MFS Investors Trust (AnnuiChoice(TM))                                                 31,413          461,033                -
   MFS Investors Trust (GrandMaster flex3(TM))                                            9,110           87,486                -
   MFS Investors Trust (Grandmaster(TM))                                                  9,320          163,831                -
   MFS Investors Trust (IQ Annuity(TM))                                                  22,749          394,967                -
   MFS Investors Trust (Pinnacleplus(TM))                                                    29            6,750                -
   MFS Mid Cap Growth (AnnuiChoice(TM))                                                 397,263        1,305,245          983,208
   MFS Mid Cap Growth (GrandMaster flex3(TM))                                           262,234          211,749          395,694
   MFS Mid Cap Growth (Grandmaster(TM))                                                 662,681          730,803          941,571
   MFS Mid Cap Growth (IQ Annuity(TM))                                                2,670,164        8,150,843        1,265,466
   MFS Mid Cap Growth (Pinnacleplus(TM))                                                103,068           15,817          117,712
   MFS New Discovery (AnnuiChoice(TM))                                                  149,722          217,095          423,242
   MFS New Discovery (GrandMaster flex3(TM))                                             64,490            6,260          110,122
   MFS New Discovery (Grandmaster(TM))                                                  249,253          474,169          593,685
   MFS New Discovery (IQ Annuity(TM))                                                    67,970          302,387          609,464
   MFS New Discovery (Pinnacleplus(TM))                                                   8,541              274           20,600
   MFS Research (AnnuiChoice(TM))                                                        49,264          427,441                -
   MFS Research (GrandMaster flex3(TM))                                                  41,572          169,281                -
   MFS Research (Grandmaster(TM))                                                        27,476           47,733                -
   MFS Research (IQ3(TM))                                                                16,898          116,784                -
   MFS Research (Pinnacleplus(TM))                                                      104,564           99,109                -
   MFS Total Return (AnnuiChoice(TM))                                                   822,296          844,241        4,254,393
   MFS Total Return (GrandMaster flex3(TM))                                             669,925          332,318        1,780,020
   MFS Total Return (Grandmaster(TM))                                                   590,998        1,726,677        5,706,439
   MFS Total Return (IQ Annuity(TM))                                                  1,504,103        1,700,890        4,125,529
   MFS Total Return (Pinnacleplus(TM))                                                  479,264            7,179          601,889
SERVICE CLASS 2:
   Touchstone Money Market (IQ Annuity(TM))                                          93,093,911       94,742,793        5,970,730
   Fidelity VIP Aggressive Growth (IQ Annuity(TM))                                        1,652            4,984                -
   Fidelity VIP Asset Manager (AnnuiChoice(TM))                                         407,352          448,778          549,590
   Fidelity VIP Asset Manager (GrandMaster flex3(TM))                                    49,650           12,389           37,544
   Fidelity VIP Asset Manager (IQ3)                                                     293,826           60,473          438,999
   Fidelity VIP Asset Manager (Pinnacleplus(TM))                                        167,703           23,236          166,275
   Fidelity VIP Asset Manager Growth (Pinnacleplus(TM))                                  40,520           51,009                -
   Fidelity VIP Asset Manager: Growth (AnnuiChoice(TM))                                 179,145          316,434                -
   Fidelity VIP Asset Manager: Growth (IQ Annuity(TM))                                   13,931          260,483                -
   Fidelity VIP Balanced (AnnuiChoice(TM))                                              481,041          366,191        1,556,989
   Fidelity VIP Balanced (GrandMaster flex3(TM))                                        232,328           87,790          234,853
   Fidelity VIP Balanced (IQ3(TM))                                                      911,453          866,680          835,060
   Fidelity VIP Balanced (Pinnacleplus(TM))                                              94,923            3,817          151,601
   Fidelity VIP Contrafund (AnnuiChoice(TM))                                          2,805,874        1,710,394        3,962,936
   Fidelity VIP Contrafund (GrandMaster flex3(TM))                                    3,002,946        1,170,004        4,770,298
   Fidelity VIP Contrafund (IQ3)                                                      3,155,563        1,675,968        4,141,112
   Fidelity VIP Contrafund (Pinnacleplus(TM))                                           555,058           15,743          656,175
   Fidelity VIP Contrafund Standard (IQ Advisor(TM))                                     65,654               30           65,624
   Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                            4,043            3,480           14,340

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
                                   DIVISION                                        PURCHASES          SALES            COST
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
   Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))                  $        17,531  $         3,108  $        14,414
   Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                             1,072              101            7,544
   Fidelity VIP Equity-Income (AnnuiChoice(TM))                                       1,205,477          935,115        3,439,831
   Fidelity VIP Equity-Income (GrandMaster flex3(TM))                                   911,808          261,048        1,690,705
   Fidelity VIP Equity-Income (IQ3(TM))                                               1,916,339        1,976,814        2,734,937
   Fidelity VIP Equity-Income (Pinnacleplus(TM))                                        302,146           13,360          317,919
   Fidelity VIP Equity-Income Standard (IQ Advisor(TM))                                  65,654               30           65,624
   Fidelity VIP Growth & Income (AnnuiChoice(TM))                                     1,028,354        1,624,598        1,952,768
   Fidelity VIP Growth & Income (GrandMaster flex3(TM))                                 358,836           78,041          496,507
   Fidelity VIP Growth & Income (IQ3(TM))                                               277,047          685,976        1,090,292
   Fidelity VIP Growth & Income (Pinnacleplus(TM))                                      182,002           35,256          371,268
   Fidelity VIP Growth (AnnuiChoice(TM))                                              2,799,551        1,958,016        3,057,199
   Fidelity VIP Growth (GrandMaster flex3(TM))                                        2,896,204        2,528,496        1,335,293
   Fidelity VIP Growth (IQ3(TM))                                                      6,872,422        5,555,274        3,143,431
   Fidelity VIP Growth (Pinnacleplus(TM))                                               113,058            2,533          147,530
   Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                                  176,888          246,235           83,592
   Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                             35,166           87,081          110,391
   Fidelity VIP Growth Opportunities (IQ3(TM))                                        1,880,392        1,837,173          151,408
   Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                                  25,609              585           25,018
   Fidelity VIP High Income (AnnuiChoice(TM))                                         4,816,166        4,697,128        2,999,237
   Fidelity VIP High Income (GrandMaster flex3(TM))                                  14,554,446       10,555,246        7,117,005
   Fidelity VIP High Income (IQ3(TM))                                                16,329,467       17,029,685        7,241,248
   Fidelity VIP High Income (Pinnacleplus(TM))                                           66,965            1,234           73,595
   Fidelity VIP Index 500 (AnnuiChoice(TM))                                             665,007        1,043,480        1,766,141
   Fidelity VIP Index 500 (IQ3(TM))                                                     516,761        1,753,926        1,167,763
   Fidelity VIP Index 500 (Pinnacleplus(TM))                                             20,468            1,845           18,601
   Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                               1,687,536        1,810,600        7,140,925
   Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))                           180,928              745          180,219
   Fidelity VIP Investment Grade Bond (IQ3(TM))                                       3,624,732        2,614,635        4,714,648
   Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                                172,423           13,463          446,650
   Fidelity VIP Investment Grade Bond Standard (IQ Advisor(TM))                          45,958               21           45,937
   Fidelity VIP Mid Cap (AnnuiChoice(TM))                                             2,046,656        1,434,831        3,813,146
   Fidelity VIP Mid Cap (GrandMaster flex3(TM))                                       1,135,421          341,926        1,905,299
   Fidelity VIP Mid Cap (Grandmaster(TM))                                                 6,000               49            5,955
   Fidelity VIP Mid Cap (IQ Annuity(TM))                                              8,801,995        8,306,823        3,811,396
   Fidelity VIP Mid Cap (Pinnacleplus(TM))                                              392,385           33,963          440,221
   Fidelity VIP Mid Cap (IQ Advisor Enhanced(TM))                                         8,425               11            8,414
   Fidelity VIP Mid Cap Standard (IQ Advisor(TM))                                         3,850                -            3,850
   Fidelity VIP Overseas (AnnuiChoice(TM))                                              303,977          550,581          306,261
   Fidelity VIP Overseas (GrandMaster flex3(TM))                                         47,547           42,106            8,227
   Fidelity VIP Overseas (IQ3(TM))                                                      970,861          809,941          651,329
   Fidelity VIP Overseas (Pinnacleplus(TM))                                              13,218            1,571           60,849
   Fidelity VIP Overseas (IQ Advisor Enhanced(TM))                                       12,638               17           12,622
SERVICE SHARES:
   Janus Aspen Growth (AnnuiChoice(TM))                                                 232,788          830,755                -
   Janus Aspen Growth (GrandMaster flex3(TM))                                            42,428           70,170                -
   Janus Aspen Growth (Grandmaster(TM))                                                       -          161,169                -

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
                                   DIVISION                                        PURCHASES          SALES            COST
---------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
   Janus Aspen Growth (IQ Annuity(TM))                                          $        31,444  $       934,844  $             -
   Janus Aspen Growth (Pinnacleplus(TM))                                                  7,875            7,497                -
   Janus Aspen International Growth (AnnuiChoice(TM))                                    46,836          309,553                -
   Janus Aspen International Growth (GrandMaster flex3(TM))                              88,798          192,285                -
   Janus Aspen International Growth (Grandmaster(TM))                                    70,549          190,425                -
   Janus Aspen International Growth (IQ Annuity(TM))                                  1,236,784        3,293,109                -
   Janus Aspen International Growth (Pinnacleplus(TM))                                   82,458           99,197                -
   Janus Aspen Mid Cap Growth (AnnuiChoice(TM))                                          31,709          435,108                -
   Janus Aspen Mid Cap Growth (GrandMaster flex3(TM))                                        74           76,083                -
   Janus Aspen Mid Cap Growth (Grandmaster(TM))                                              (1)          84,332                -
   Janus Aspen Mid Cap Growth (IQ Annuity(TM))                                            7,594          617,089                -
   Janus Aspen Worldwide Growth (AnnuiChoice(TM))                                        47,908          673,698                -
   Janus Aspen Worldwide Growth (GrandMaster flex3(TM))                                  40,037          351,131                -
   Janus Aspen Worldwide Growth (Grandmaster(TM))                                        24,242          139,858                -
   Janus Aspen Worldwide Growth (IQ Annuity(TM))                                         54,896          637,699                -
   Janus Aspen Worldwide Growth (Pinnacleplus(TM))                                       68,288           64,335                -
CLASS 1:
   Touchstone Money Market (Pinnacleplus(TM))                                           103,941          216,405          151,485
   Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                               100,388          270,364          112,259
   Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))                         103,215          101,232          171,451
   Van Kampen UIF Emerging Markets Debt (IQ3(TM))                                       536,628          944,165          169,198
   Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))                                  2,146,949        1,019,945        2,788,467
   Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                              758,341          940,856        1,177,683
   Van Kampen UIF U.S. Real Estate (IQ3(TM))                                            951,403        1,214,993        1,060,028
CLASS 1B SHARES:
   Putnam VT Discovery Growth (AnnuiChoice(TM))                                          29,785          249,062          316,413
   Putnam VT Discovery Growth (GrandMaster flex3(TM))                                    13,867            8,861           40,893
   Putnam VT Discovery Growth (Grandmaster(TM))                                           7,408           54,145           15,999
   Putnam VT Discovery Growth (IQ Annuity(TM))                                              669           51,658          112,647
   Putnam VT Discovery Growth (Pinnacleplus(TM))                                         17,196              269           18,413
   Putnam VT Growth and Income (AnnuiChoice(TM))                                         88,021          750,430          679,094
   Putnam VT Growth and Income (GrandMaster flex3(TM))                                  167,555           93,235          255,130
   Putnam VT Growth and Income (Grandmaster(TM))                                        158,779          185,309          385,418
   Putnam VT Growth and Income (IQ Annuity(TM))                                         167,012          429,479          792,146
   Putnam VT Growth and Income (Pinnacleplus(TM))                                         7,995              113            7,880
   Putnam VT International Equity (AnnuiChoice(TM))                                     101,497          245,795          329,338
   Putnam VT International Equity (GrandMaster flex3(TM))                               628,560          297,035          631,864
   Putnam VT International Equity (Grandmaster(TM))                                     147,139          250,633          289,694
   Putnam VT International Equity (IQ Annuity(TM))                                      667,335          620,616          690,582
   Putnam VT International Equity (Pinnacleplus(TM))                                     92,353           12,882           90,872
   Putnam VT New Opportunities (AnnuiChoice(TM))                                        777,792        1,356,500                -
   Putnam VT New Opportunities (GrandMaster flex3(TM))                                       23            7,652                -
   Putnam VT New Opportunities (Grandmaster(TM))                                              -           35,555                -
   Putnam VT New Opportunities (IQ Annuity(TM))                                       7,657,411       12,755,197                -
   Putnam VT Small Cap Value (AnnuiChoice(TM))                                        2,841,719        1,444,541        3,149,043
   Putnam VT Small Cap Value (GrandMaster flex3(TM))                                    753,381          685,533          757,496
   Putnam VT Small Cap Value (Grandmaster(TM))                                        1,550,455        1,690,048        5,588,556

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
                                   DIVISION                                        PURCHASES          SALES            COST
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
   Putnam VT Small Cap Value (IQ Annuity(TM))                                   $     2,862,795  $     1,819,844  $     2,327,706
   Putnam VT Small Cap Value (Pinnacleplus(TM))                                         193,808           27,106          201,028
   Putnam VT Small Cap Value (IQ Advisor Enhanced(TM))                                    4,213                6            4,208
   Putnam VT Small Cap Value Standard (IQ Advisor(TM))                                    1,925                -            1,925
   Putnam VT The George Putnam Fund of Boston (AnnuiChoice(TM))                             969              313           13,237
   Putnam VT The George Putnam Fund of Boston (GrandMaster flex3(TM))                     2,667            9,271            7,786
   Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))                             310              786           14,016
   Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                           78,828            6,963           85,442
   Putnam VT The George Putnam Fund of Boston (Pinnacleplus(TM))                          8,401               60            8,342
   Putnam VT Voyager (AnnuiChoice(TM))                                                   25,066            7,559           68,673
   Putnam VT Voyager (GrandMaster flex3(TM))                                              9,176           17,906           97,838
   Putnam VT Voyager (Grandmaster(TM))                                                   10,266            7,319           27,558
   Putnam VT Voyager (IQ Annuity(TM))                                                   102,104          108,991           14,543
   Putnam VT Voyager (Pinnacleplus(TM))                                                  79,163           19,755           79,962
CLASS 2:
   Franklin Foreign Securities (IQ Annuity(TM))                                       2,532,994        2,388,354          413,484
   Franklin Growth and Income Securities (AnnuiChoice(TM))                            1,229,810          209,812        2,337,004
   Franklin Growth and Income Securities (GrandMaster flex3(TM))                        445,134          214,335          656,057
   Franklin Growth and Income Securities (Grandmaster(TM))                              478,310          260,594          662,238
   Franklin Growth and Income Securities (IQ Annuity(TM))                               742,071          641,283        1,670,427
   Franklin Growth and Income Securities (Pinnacleplus(TM))                              50,585            1,084           80,322
   Franklin Income Securities (AnnuiChoice(TM))                                       1,192,707          336,478        3,049,645
   Franklin Income Securities (GrandMaster flex3(TM))                                 1,417,400          264,646        2,018,243
   Franklin Income Securities (Grandmaster(TM))                                       1,026,287          585,114        2,098,706
   Franklin Income Securities (IQ Annuity(TM))                                        1,085,299          411,398        1,467,457
   Franklin Income Securities (Pinnacleplus(TM))                                        371,044           15,728          559,187
   Franklin Income Securities (IQ Advisor Enhanced(TM))                                   8,425               11            8,414
   Franklin Large Cap Growth Securities (AnnuiChoice(TM))                               226,462          419,673          128,950
   Franklin Large Cap Growth Securities (GrandMaster flex3(TM))                         880,476          165,008          824,877
   Franklin Large Cap Growth Securities (Grandmaster(TM))                               105,754           51,202          129,460
   Franklin Large Cap Growth Securities (IQ Annuity(TM))                              1,188,769          941,429          384,931
   Franklin Large Cap Growth Securities (Pinnacleplus(TM))                              445,101           76,778          437,822
   Franklin Mutual Shares Securities (AnnuiChoice(TM))                                1,531,365          390,510        2,134,827
   Franklin Mutual Shares Securities (GrandMaster flex3(TM))                          1,214,232          209,052        1,450,066
   Franklin Mutual Shares Securities (IQ Annuity(TM))                                 1,854,294        1,484,788        1,713,872
   Franklin Mutual Shares Securities (Pinnacleplus(TM))                                 357,731           30,459          386,756
   Franklin Mutual Shares Securities(Grandmaster(TM))                                   479,979          383,984        1,382,008
   Templeton Foreign Securities Fund (GrandMaster flex3(TM))                            577,653          130,955          852,808
   Templeton Foreign Securities Fund (Grandmaster(TM))                                  326,471           90,314          417,130
   Templeton Foreign Securities Fund (Pinnacleplus(TM))                                 140,349           20,326          156,910
   Templeton Foreign Securities Fund (AnnuiChoice(TM))                                  677,810          166,313          800,875
   Templeton Foreign Securities Fund Standard (IQ Advisor(TM))                           52,523               24           52,499
   Templeton Growth Securities (AnnuiChoice(TM))                                        519,948          213,072          393,508
   Templeton Growth Securities (GrandMaster flex3(TM))                                  650,672           50,976        1,095,128
   Templeton Growth Securities (Grandmaster(TM))                                        716,045          288,122          816,351
   Templeton Growth Securities (IQ Annuity(TM))                                         932,513          118,632          929,954
   Templeton Growth Securities (Pinnacleplus(TM))                                        66,479              625           65,881

                                   DIVISION                                        PURCHASES          SALES            COST
---------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
   Van Kampen LIT Comstock (AnnuiChoice(TM))                                    $       588,483  $       145,651  $       717,353
   Van Kampen LIT Comstock (GrandMaster flex3(TM))                                      312,034           78,949          706,129
   Van Kampen LIT Comstock (Grandmaster(TM))                                            390,663           32,723          492,327
   Van Kampen LIT Comstock (IQ Annuity(TM))                                           3,084,175        1,738,909        1,490,589
   Van Kampen LIT Comstock (Pinnacleplus(TM))                                            85,778            5,060          121,048
   Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                                     450,418          447,160           48,364
   Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                               106,807           51,880           54,142
   Van Kampen LIT Emerging Growth (Grandmaster(TM))                                       1,080              890           62,995
   Van Kampen LIT Emerging Growth (IQ Annuity(TM))                                    3,838,025        3,793,054           14,824
   Van Kampen LIT Emerging Growth (Pinnacleplus(TM))                                      6,059               34            6,025
   Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                               143,542          210,034          273,018
   Van Kampen UIF Emerging Markets Debt (IQ Annuity(TM))                                159,816          334,931          265,345
   Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                               93,839           40,375           58,779
   Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                             951,281          242,489          744,396
   Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))                       641,561          414,237          350,995
   Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                              69,092           53,305           29,742
   Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                            3,285,463        1,954,203        1,342,845
   Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                                458           14,669           44,848
   Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                                  231,472           20,656          241,602
   Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                                    456,621          325,537          587,621
   Van Kampen UIF U.S. Real Estate (IQ Annuity(TM))                                     313,766           93,676          395,174
   Van Kampen UIF U.S. Real Estate Standard (IQ Advisor(TM))                             36,677               15           36,662
CLASS B:
   Scudder VIT  EAFE Equity Index Standard (IQ Advisor(TM))                              52,523               24           52,499
   Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                                    1,259,960          166,641        1,172,323
   Scudder VIT EAFE Equity Index (GrandMaster flex3(TM))                                874,742          258,626          919,095
   Scudder VIT EAFE Equity Index (Grandmaster(TM))                                      381,260           84,897          300,032
   Scudder VIT EAFE Equity Index (IQ3(TM))                                            5,827,758        2,451,325        3,694,884
   Scudder VIT EAFE Equity Index (Pinnacleplus(TM))                                     365,190           25,575          359,644
   Scudder VIT Equity 500 Index (AnnuiChoice(TM))                                     3,560,939        2,695,008        1,424,748
   Scudder VIT Equity 500 Index (GrandMaster flex3(TM))                               1,007,843          412,488        1,636,461
   Scudder VIT Equity 500 Index (Grandmaster(TM))                                     1,045,178          110,665          937,500
   Scudder VIT Equity 500 Index (IQ3(TM))                                            22,974,076       18,958,417        5,448,402
   Scudder VIT Equity 500 Index (Pinnacleplus(TM))                                       79,321           38,103          115,121
   Scudder VIT Equity 500 Index Standard (IQ Advisor(TM))                                98,482               46           98,436
   Scudder VIT Small Cap Index (AnnuiChoice(TM))                                      1,129,163        1,520,263          668,496
   Scudder VIT Small Cap Index (GrandMaster flex3(TM))                                  179,055          441,264          232,667
   Scudder VIT Small Cap Index (Grandmaster(TM))                                         48,464           26,025           22,879
   Scudder VIT Small Cap Index (IQ3(TM))                                              7,030,653        6,056,870        1,294,398
   Scudder VIT Small Cap Index (Pinnacleplus(TM))                                       146,225           31,214          153,411

The following Separate Account divisions were closed during 2003:

   Gabelli Large Cap Value (AnnuiChoice(TM))
   Gabelli Large Cap Value (IQ Annuity(TM))
   Gabelli Large Cap Value (GrandMaster flex3(TM))
   Touchstone Large Cap Growth (IQ Annuity(TM))
   Touchstone Large Cap Growth (AnnuiChoice(TM))
   Touchstone Large Cap Growth (GrandMaster flex3(TM))
   Touchstone Growth/Value (IQ Annuity(TM))
   Touchstone Growth/Value (AnnuiChoice(TM))
   Touchstone Growth/Value (GrandMaster flex3(TM))
   Touchstone International Equity (IQ Annuity(TM))
   Touchstone International Equity (AnnuiChoice(TM))
   Touchstone International Equity (GrandMaster flex3(TM))
   Touchstone Small Cap Value (IQ Annuity(TM))
   Touchstone Small Cap Value (AnnuiChoice(TM))
   Touchstone Small Cap Value (GrandMaster flex3(TM))
   Van Kampen Bandwidth & Telecommunication (GrandMaster flex3(TM)) Van Kampen Bandwidth & Telecommunication (AnnuiChoice(TM))
   Van Kampen Bandwidth & Telecommunication (IQ Annuity(TM))
   Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))
   Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))
   Van Kampen Biotechnology & Pharmaceutical (GrandMaster flex3(TM)) Van Kampen Internet (AnnuiChoice(TM))
   Van Kampen Internet (IQ Annuity(TM))
   Van Kampen Internet (GrandMaster flex3(TM))
   Van Kampen MS High Tech 35 Index (GrandMaster flex3(TM))
   Van Kampen MS High-Tech 35 Index (AnnuiChoice(TM))
   Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))
   Van Kampen MS U.S. Multinational (AnnuiChoice(TM))
   Van Kampen MS U.S. Multinational (IQ Annuity(TM))
   Van Kampen MS U.S. Multinational (GrandMaster flex3(TM))
   Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))
INITIAL CLASS:
   VIP Money Market (Grandmaster(TM))
   VIP Money Market (IQ Annuity(TM))
SERVICE CLASS 2:
   VIP Money Market (IQ Annuity(TM))
   VIP Money Market (AnnuiChoice(TM))
   VIP Money Market (GrandMaster flex3(TM))
SERVICE SHARES:
   Janus Aspen Capital Appreciation (IQ Annuity(TM))
   Janus Aspen Capital Appreciation (AnnuiChoice(TM))
   Janus Aspen Capital Appreciation (Grandmaster(TM))
   Janus Aspen Capital Appreciation (GrandMaster flex3(TM))
   Janus Aspen Core Equity (IQ Annuity(TM))
   Janus Aspen Core Equity (AnnuiChoice(TM))
   Janus Aspen Core Equity (Grandmaster(TM))
   Janus Aspen Core Equity (GrandMaster flex3(TM))
   Janus Aspen Strategic Value (IQ Annuity(TM))
   Janus Aspen Strategic Value (AnnuiChoice(TM))
   Janus Aspen Strategic Value (Grandmaster(TM))
   Janus Aspen Strategic Value (GrandMaster flex3(TM))
   Janus Aspen Balanced (AnnuiChoice(TM))
   Janus Aspen Balanced (Grandmaster(TM))
   Janus Aspen Balanced (GrandMaster flex3(TM))
   Janus Aspen Balanced (IQ3(TM))

3. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are eight contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster"), Grandmaster FLEX3, IQ the SmartAnnuity ("IQ Annuity"), IQ3 the Smart Annuity ("IQ3"), IQ Advisor, AnnuiChoice, PinnaclePlus and ETF easyAnnuity. Grandmaster and AnnuiChoice each have a deferred sales load charge and a lower mortality and expense annual rate. IQ Annuity and IQ3 have no sales load charges on their contracts and carry a higher mortality and expense annual rate. Grandmaster charges an annual rate of 1.20% and 0.15% of net assets, GrandMaster FLEX3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge an annual rate of 1.30% and 0.15% of net assets, AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, PinnaclePlus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor, an integrated low-cost annuity sold by fee-based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. ETF EasyAnnuity charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. These charges are deducted on a daily basis. For Grandmaster, IQ Annuity, IQ3, ETF easyAnnuity and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract). PinnaclePlus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. For GrandMaster FLEX3, an annual administrative charge of $50 per contract is assessed. IQ Advisor does not have an annual administrative charge.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a quarterly anniversary day.

4. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2004, 2003, 2002 and 2001 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2004 and
2003).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive
  ETF (AnnuiChoice(TM))
                         2004          -*  $  10.27   $          2   $          -           7.53%           1.00%           2.70%
  Touchstone Aggressive
  ETF (GrandMaster
  flex3(TM))
                         2004          2      10.27             17              -           8.37%           1.55%           2.70%
  Touchstone Aggressive
  ETF (Grandmaster(TM))
                         2004         11      10.27            114              -          11.40%           1.35%           2.70%
  Touchstone Aggressive
  ETF (IQ Annuity(TM))
                         2004          -*     10.27              5              -           9.21%           1.45%           2.70%
  Touchstone Aggressive
  ETF (IQ Advisor
  Standard(TM))
                         2004          2      10.83             16              -           1.76%           0.60%           8.30%
  Touchstone Balanced
  (AnnuiChoice(TM))
                         2004        183      11.91          2,179              -           0.83%           1.00%           8.57%
                         2003        169      10.97          1,848              -           0.74%           1.00%          20.42%
                         2002        110       9.11          1,005             90           3.32%           1.00%         (10.07%)
                         2001         46      10.13            462          5,168          12.68%           1.00%           1.30%
  Touchstone Balanced
  (GrandMaster
  flex3(TM))
                         2004         86      11.75          1,012              -           1.24%           1.55%           7.90%
                         2003         27      10.89            295              -           1.06%           1.55%          19.80%
                         2002          6       9.09             50              4           3.66%           1.55%          (9.10%)
  Touchstone Balanced
  (Grandmaster(TM))
                         2004          5      10.82             55              -           3.54%           1.35%           8.20%
  Touchstone Balanced
  (IQ Annuity(TM))
                         2004        138      11.80          1,627              -           1.11%           1.45%           8.06%
                         2003         78      10.92            851              -           0.64%           1.45%          19.87%
                         2002         64       9.11            583             52           3.04%           1.45%         (10.42%)
                         2001          6      10.17             63            708          20.98%           1.45%           1.70%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
  Touchstone Balanced
  (Pinnacleplus(TM))
                         2004         20   $  11.80   $        232   $          -           1.03%           1.67%           7.76%
                         2003          2      10.95             18              -           0.00%           1.67%           9.50%
  Touchstone Baron Small
  Cap (AnnuiChoice(TM))
                         2004        172      14.37          2,467              -           0.00%           1.00%          26.61%
                         2003        174      11.35          1,974              -           0.00%           1.00%          32.13%
                         2002        109       8.59            939              -           0.00%           1.00%         (15.03%)
                         2001         34      10.11            345              -           0.00%           1.00%           1.10%
  Touchstone Baron Small
  Cap (GrandMaster
  flex3(TM))
                         2004         78      13.20          1,026              -           0.00%           1.55%          25.83%
                         2003         64      10.49            670              -           0.00%           1.55%          31.29%
                         2002         12       7.99             94              -           0.00%           1.55%         (20.10%)
  Touchstone Baron Small
  Cap (Grandmaster(TM))
                         2004         11      11.79            128              -           0.00%           1.35%          17.90%
  Touchstone Baron Small
  Cap (IQ Annuity(TM))
                         2004        183      14.20          2,593              -           0.00%           1.45%          26.00%
                         2003        167      11.27          1,882              -           0.00%           1.45%          31.51%
                         2002        129       8.57          1,103              -           0.00%           1.45%         (15.40%)
                         2001         14      10.13            143              -           0.00%           1.45%           1.30%
  Touchstone Baron Small
  Cap (Pinnacleplus(TM))
                         2004         18      13.87            249              -           0.00%           1.67%          25.63%
                         2003          2      11.04             21              -           0.00%           1.67%          10.40%
  Touchstone Baron Small
  Cap (IQ Advisor
  Enhanced(TM))
                         2004          -*     12.34              5              -           0.00%           0.80%          23.40%
  Touchstone Baron Small
  Cap (IQ Advisor
  Standard(TM))
                         2004          5      12.37             62              -           0.00%           0.60%          23.70%
  Touchstone
  Conservative ETF
  (AnnuiChoice(TM))
                         2004         10      10.16            101              -          19.75%           1.00%           1.60%
  Touchstone
  Conservative ETF
  (GrandMaster
  flex3(TM))
                         2004          6      10.16             62              -          74.95%           1.55%           1.60%
  Touchstone Core Bond
  (AnnuiChoice(TM))
                         2004        184      11.63          2,136              -           3.68%           1.00%           2.20%
                         2003        224      11.38          2,549              -           3.30%           1.00%           2.52%
                         2002        245      11.10          2,717              -          11.76%           1.00%           6.83%
                         2001        128      10.39          1,330              -          19.39%           1.00%           3.90%
  Touchstone Core Bond
  (GrandMaster
  flex3(TM))
                         2004         77      10.87            842              -           3.95%           1.55%           1.68%
                         2003         83      10.69            892              -           5.37%           1.55%           1.91%
                         2002         18      10.49            189              -          54.10%           1.55%           4.90%
  Touchstone Core Bond
  (Grandmaster(TM))
                         2004          2      10.28             18              -          70.57%           1.35%           2.80%
  Touchstone Core Bond
  (IQ Annuity(TM))
                         2004         80      11.29            905              -           3.27%           1.45%           1.80%
                         2003        103      11.09          1,137              -           2.13%           1.45%           2.02%
                         2002        135      10.87          1,470              -          16.97%           1.45%           6.36%
                         2001          8      10.22             84              -          37.00%           1.45%           2.20%
  Touchstone Core Bond
  (Pinnacleplus(TM))
                         2004         22      10.13            219              -           5.10%           1.67%           1.50%
                         2003          3       9.98             34              -           0.00%           1.67%          (0.20%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
  Touchstone Eagle
  Capital Appreciation
  (AnnuiChoice(TM))
                         2004        103   $   8.42   $        871   $          -           0.72%           1.00%          13.78%
                         2003        203       7.40          1,504              -           0.15%           1.00%          30.97%
                         2002         50       5.65            283              -           0.00%           1.00%         (31.18%)
                         2001         48       8.21            394         16,722           0.00%           1.00%         (17.90%)
  Touchstone Eagle
  Capital Appreciation
  (GrandMaster
  flex3(TM))
                         2004         45      11.22            506              -           0.95%           1.55%          13.22%
                         2003         48       9.91            476              -           0.18%           1.55%          30.22%
                         2002          2       7.61             19              -           0.00%           1.55%         (23.90%)
  Touchstone Eagle
  Capital Appreciation
  (Grandmaster(TM))
                         2004          -*     11.42              5              -           2.78%           1.35%          14.20%
  Touchstone Eagle
  Capital Appreciation
  (IQ Annuity(TM))
                         2004         51       8.35            423              -           0.59%           1.45%          13.30%
                         2003         77       7.37            569              -           0.17%           1.45%          30.21%
                         2002         25       5.66            140              -           0.00%           1.45%         (31.48%)
                         2001          5       8.26             43          6,777           0.00%           1.45%         (17.40%)
  Touchstone Eagle
  Capital Appreciation
  (Pinnacleplus(TM))
                         2004         14      12.51            170              -           1.13%           1.67%          13.01%
                         2003          2      11.07             24              -           0.00%           1.67%          10.70%
  Touchstone Emerging
  Growth
  (AnnuiChoice(TM))
                         2004        238      12.11          2,881         93,864           1.99%           1.00%          11.00%
                         2003        226      10.91          2,465         20,217           0.00%           1.00%          45.66%
                         2002        156       7.49          1,169         26,396           4.74%           1.00%         (23.02%)
                         2001         15       9.73            150         11,966           0.00%           1.00%          (2.70%)
  Touchstone Emerging
  Growth (GrandMaster
  flex3(TM))
                         2004        179      12.22          2,189         67,317           2.48%           1.55%          10.29%
                         2003        133      11.08          1,472         11,594           0.00%           1.55%          45.03%
                         2002         32       7.64            241          5,058          15.16%           1.55%         (23.60%)
  Touchstone Emerging
  Growth
  (Grandmaster(TM))
                         2004          3      10.74             33          1,025           5.29%           1.35%           7.40%
  Touchstone Emerging
  Growth
  (IQ Annuity(TM))
                         2004         73      12.39            899         28,378           1.82%           1.45%          10.43%
                         2003         53      11.22            593          4,946           0.00%           1.45%          45.15%
                         2002         19       7.73            150          3,447           1.62%           1.45%         (23.47%)
                         2001          3      10.10             30         66,868           0.00%           1.45%           1.00%
  Touchstone Emerging
  Growth
  (Pinnacleplus(TM))
                         2004         13      12.75            163          5,069           2.60%           1.67%          10.20%
                         2003          2      11.57             25             90           0.00%           1.67%          15.70%
  Touchstone Enhanced
  Dividend 30
  (AnnuiChoice(TM))
                         2004         31       9.75            301              -           3.05%           1.00%           4.17%
                         2003         17       9.36            157              -           1.35%           1.00%          30.54%
                         2002         12       7.17             84              -           1.53%           1.00%         (23.48%)
                         2001          5       9.37             43              -           3.94%           1.00%          (6.30%)
  Touchstone Enhanced
  Dividend 30
  (GrandMaster
  flex3(TM))
                         2004        134      10.38          1,393              -           3.86%           1.55%           3.59%
                         2003         72      10.02            720              -           2.28%           1.55%          29.79%
                         2002          8       7.72             64              -           3.56%           1.55%         (22.80%)
  Touchstone Enhanced
  Dividend 30
  (Grandmaster(TM))
                         2004          3      10.59             30              -           4.36%           1.35%           5.90%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
  Touchstone Enhanced
  Dividend 30
  (IQ Annuity(TM))
                         2004         23   $   9.80   $        224   $          -           2.65%           1.45%           3.59%
                         2003         22       9.46            212              -           3.41%           1.45%          29.95%
                         2002          2       7.28             16              -           2.99%           1.45%         (23.77%)
                         2001          -*      9.55              2              -           5.33%           1.45%          (4.50%)
  Touchstone Enhanced
  Dividend 30
  (Pinnacleplus(TM))
                         2004         11      11.52            125              -           3.41%           1.67%           3.41%
  Touchstone Enhanced
  ETF (AnnuiChoice(TM))
                         2004          -*     10.50              3              -           6.47%           1.00%           5.00%
  Touchstone Enhanced
  ETF (Grandmaster(TM))
                         2004          2      10.50             23              -           3.56%           1.35%           5.00%
  Touchstone Enhanced
  ETF (IQ Annuity(TM))
                         2004          -*     10.50              1              -          51.06%           1.45%           5.00%
  Touchstone Enhanced
  ETF (IQ Advisor
  Enhanced(TM))
                         2004          3      11.29             36              -           2.01%           0.80%          12.90%
  Touchstone Enhanced
  ETF (IQ Advisor
  Standard(TM))
                         2004         24      11.30            268              -           6.89%           0.60%          13.00%
  Touchstone Growth &
  Income
  (AnnuiChoice(TM))
                         2004         27      11.28            307              -           1.19%           1.00%           8.99%
                         2003         60      10.35            620          4,614           6.60%           1.00%          31.51%
                         2002         35       7.87            278         11,303          11.40%           1.00%         (15.74%)
                         2001          4       9.34             37          1,135          11.77%           1.00%          (6.60%)
  Touchstone Growth &
  Income (GrandMaster
  flex3(TM))
                         2004         28      11.34            313              -           2.15%           1.55%           8.41%
                         2003         18      10.46            183            717           6.10%           1.55%          30.75%
                         2002          2       8.00             14            515          15.47%           1.55%         (20.00%)
  Touchstone Growth &
  Income
  (Grandmaster(TM))
                         2004          7      10.91             76              -          40.09%           1.35%           9.10%
  Touchstone Growth &
  Income
  (IQ Annuity(TM))
                         2004         38      11.47            436              -           1.90%           1.45%           8.51%
                         2003         37      10.57            391          2,750           5.38%           1.45%          30.98%
                         2002         12       8.07             93          3,696           8.44%           1.45%         (16.20%)
                         2001          1       9.63             13            414          18.31%           1.45%          (3.70%)
  Touchstone Growth &
  Income
  (Pinnacleplus(TM))
                         2004         11      12.33            131              -           2.08%           1.67%           8.25%
                         2003          5      11.39             60            339           0.00%           1.67%          13.90%
  Touchstone High Yield
  (AnnuiChoice(TM))
                         2004         62      13.65            852              -           6.64%           1.00%           8.42%
                         2003         74      12.59            933              -           4.01%           1.00%          22.71%
                         2002        148      10.26          1,514              -          21.02%           1.00%           1.89%
                         2001          6      10.07             56              -          32.76%           1.00%           0.70%
  Touchstone High Yield
  (GrandMaster
  flex3(TM))
                         2004        116      12.94          1,498              -           6.86%           1.55%           7.83%
                         2003        167      12.00          2,005              -          10.16%           1.55%          22.08%
                         2002         29       9.83            282              -          66.85%           1.55%          (1.70%)
  Touchstone High Yield
  (Grandmaster(TM))
                         2004         91      10.67            971              -          38.77%           1.35%           6.70%
  Touchstone High Yield
  (IQ Annuity(TM))
                         2004        130      13.30          1,727              -           6.14%           1.45%           7.95%
                         2003        133      12.32          1,634              -           3.86%           1.45%          22.22%
                         2002        106      10.08          1,072              -          18.68%           1.45%           1.31%
                         2001          2       9.95             24              -          70.54%           1.45%          (0.50%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
  (Pinnacleplus(TM))
                         2004         27   $  11.37   $        309   $          -           8.47%           1.67%           7.77%
                         2003         16      10.55            174              -           0.00%           1.67%           5.50%
  Touchstone Moderate
  ETF (AnnuiChoice(TM))
                         2004         22      10.26            230              -           4.95%           1.00%           2.60%
  Touchstone Moderate
  ETF (GrandMaster
  flex3(TM))
                         2004         38      10.25            385              -           9.54%           1.55%           2.50%
  Touchstone Moderate
  ETF (Grandmaster(TM))
                         2004          5      10.25             49              -          11.30%           1.35%           2.50%
  Touchstone Moderate
  ETF (IQ Annuity(TM))
                         2004          8      10.25             82              -           6.55%           1.45%           2.50%
  Touchstone Moderate
  ETF (IQ Advisor
  Enhanced(TM))
                         2004          1      10.71             13              -           3.54%           0.80%           7.10%
  Touchstone Moderate
  ETF (IQ Advisor
  Standard(TM))
                         2004          7      10.72             77              -           2.33%           0.60%           7.20%
  Touchstone Money
  Market
  (AnnuiChoice(TM))
                         2004         16      10.19            167              -           1.33%           1.00%           0.30%
                         2003         18      10.16            182              -           1.03%           1.00%           0.00%
                         2002         51      10.16            522              -           1.51%           1.00%           0.59%
                         2001         21      10.10            208              -           2.79%           1.00%           1.00%
  Touchstone Third
  Avenue Value
  (AnnuiChoice(TM))
                         2004        461      15.32          7,057              -           0.26%           1.00%          24.65%
                         2003        456      12.29          5,603              -           0.32%           1.00%          38.87%
                         2002        374       8.85          3,308              -           1.79%           1.00%         (18.28%)
                         2001        186      10.83          2,010              -           1.24%           1.00%           8.30%
  Touchstone Third
  Avenue Value
  (GrandMaster
  flex3(TM))
                         2004        266      13.04          3,470              -           0.36%           1.55%          23.95%
                         2003        153      10.52          1,609              -           0.23%           1.55%          38.06%
                         2002         24       7.62            184              -           1.23%           1.55%         (23.80%)
  Touchstone Third
  Avenue Value
  (Grandmaster(TM))
                         2004         23      12.16            276              -           1.00%           1.35%          21.60%
  Touchstone Third
  Avenue Value
  (IQ Annuity(TM))
                         2004        518      13.78          7,139              -           0.26%           1.45%          24.03%
                         2003        543      11.11          6,033              -           0.32%           1.45%          38.18%
                         2002        456       8.04          3,663              -           2.02%           1.45%         (18.71%)
                         2001        137       9.89          1,356              -           1.45%           1.45%          (1.10%)
  Touchstone Third
  Avenue Value
  (Pinnacleplus(TM))
                         2004         51      14.82            761              -           0.37%           1.67%          23.81%
                         2003          6      11.97             77              -           0.00%           1.67%          19.70%
  Touchstone Third
  Avenue Value (IQ
  Advisor Standard(TM))
                         2004          5      11.91             61              -           1.57%           0.60%          19.10%
  Touchstone Value Plus
  (AnnuiChoice(TM))
                         2004        127       9.88          1,250              -           0.70%           1.00%           9.41%
                         2003        169       9.03          1,523              -           0.97%           1.00%          28.45%
                         2002         29       7.03            201             84           1.51%           1.00%         (27.45%)
                         2001          8       9.69             80              -           4.66%           1.00%          (3.10%)
  Touchstone Value Plus
  (GrandMaster
  flex3(TM))
                         2004         27      10.55            286              -           0.60%           1.55%           8.76%
                         2003         43       9.70            421              -           1.07%           1.55%          27.80%
  Touchstone Value Plus
  (Grandmaster(TM))
                         2004          9      10.91             93              -           1.78%           1.35%           9.10%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
  Touchstone Value Plus
  (IQ Annuity(TM))
                         2004         84   $   9.73   $        820   $          -           0.75%           1.45%           8.96%
                         2003         92       8.93            825              -           0.81%           1.45%          27.75%
                         2002          5       6.99             35             14           0.98%           1.45%         (27.71%)
                         2001          2       9.67             18              -           6.35%           1.45%          (3.30%)
  Touchstone Value Plus
  (Pinnacleplus(TM))
                         2004          2      12.05             22              -           1.45%           1.67%           8.75%
                         2003          -*     11.08              3              -           0.00%           1.67%          10.80%
  JP Morgan Bond
  (AnnuiChoice(TM))
                         2004         57      11.23            644          5,277           3.97%           1.00%           3.22%
                         2003        114      10.88          1,243          6,760           4.90%           1.00%           2.74%
                         2002         62      10.59            656              -           0.00%           1.00%           5.90%
  JP Morgan Bond
  (GrandMaster
  flex3(TM))
                         2004        142      11.10          1,581         16,958           5.33%           1.55%           2.68%
                         2003        141      10.81          1,523          5,436           3.93%           1.55%           2.08%
                         2002         33      10.59            348              -           0.00%           1.55%           5.90%
  JP Morgan Bond
  (Grandmaster(TM))
                         2004          8      10.36             88              -           0.00%           1.35%           3.60%
  JP Morgan Bond
  (IQ3(TM))
                         2004        135      11.12          1,503         14,979           4.29%           1.45%           2.77%
                         2003        186      10.82          2,018         10,039           3.01%           1.45%           2.17%
                         2002        122      10.59          1,291              -           0.00%           1.45%           5.90%
  JP Morgan Bond
  (Pinnacleplus(TM))
                         2004         27      10.19            272          1,503           4.14%           1.67%           2.52%
                         2003          2       9.94             20              -           0.00%           1.67%          (0.60%)
  JP Morgan Bond (IQ
  Advisor Standard(TM))
                         2004          5      10.24             46              -           0.00%           0.60%           2.40%
  JP Morgan
  International Equity
  (AnnuiChoice(TM))
                         2004          8      12.49            102              -           0.45%           1.00%          17.17%
                         2003          2      10.66             23              -           0.11%           1.00%          31.12%
                         2002          -*      8.13              -*             -           0.00%           1.00%         (18.70%)
  JP Morgan
  International Equity
  (GrandMaster
  flex3(TM))
                         2004         18      11.89            210              -           0.50%           1.55%          16.45%
                         2003         17      10.21            174              -           1.12%           1.55%          30.40%
                         2002          1       7.83              5              -           0.00%           1.55%         (21.70%)
  JP Morgan
  International Equity
  (Grandmaster(TM))
                         2004          5      11.67             58              -           0.00%           1.35%          16.70%
  JP Morgan
  International Equity
  (IQ3(TM))
                         2004         29      12.15            352              -           0.51%           1.45%          16.71%
                         2003         21      10.41            217              -           0.25%           1.45%          30.45%
                         2002         19       7.98            149              -           0.00%           1.45%         (20.20%)
  JP Morgan
  International Equity
  (Pinnacleplus(TM))
                         2004          1      13.85             14              -           0.63%           1.67%          16.39%
                         2003          -*     11.90              1              -           0.00%           1.67%          19.00%
  JP Morgan Mid Cap
  Value
  (AnnuiChoice(TM))
                         2004         38      14.18            545            986           0.90%           1.00%          19.86%
                         2003         29      11.83            341              -           0.33%           1.00%          28.31%
                         2002          5       9.22             42              -           0.00%           1.00%          (7.80%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
  JP Morgan Mid Cap
  Value (GrandMaster
  flex3(TM))
                         2004         53   $  13.83   $        729   $        700           0.67%           1.55%          19.12%
                         2003         43      11.61            494              -           0.17%           1.55%          27.72%
                         2002          5       9.09             45              -           0.00%           1.55%          (9.10%)
  JP Morgan Mid Cap
  Value
  (Grandmaster(TM))
                         2004         17      11.50            201              -           0.00%           1.35%          15.00%
  JP Morgan Mid Cap
  Value (IQ3(TM))
                         2004        125      14.01          1,750          1,747           1.05%           1.45%          19.23%
                         2003         57      11.75            667              -           0.25%           1.45%          27.72%
                         2002         18       9.20            163              -           0.00%           1.45%          (8.00%)
  JP Morgan Mid Cap
  Value
  (Pinnacleplus(TM))
                         2004         22      13.31            296            217           0.62%           1.67%          19.05%
                         2003         10      11.18            109              -           0.00%           1.67%          11.80%
INITIAL CLASS:
  Touchstone Money
  Market (GrandMaster
  flex3(TM))
                         2004          -*      9.91              -*             -           0.95%           1.55%          -0.30%
                         2003          9       9.94             86              -           0.96%           1.55%          (0.50%)
                         2002         10       9.99             96              -           0.12%           1.55%          (0.10%)
  Touchstone Money
  Market (IQ
  Annuity(TM))
                         2004        103      10.01          1,035              -           1.24%           1.45%          -0.10%
                         2003        379      10.02          3,795              -           0.00%           1.45%           0.20%
  Touchstone Money
  Market ETF (IQ
  Advisor Standard(TM))
                         2004          -*     10.05              -*             -           4.31%           0.60%           0.50%
  Fidelity VIP
  Equity-Income
  (Grandmaster(TM))
                         2004        883      46.78         41,289        169,311           1.65%           1.35%          10.02%
                         2003      1,099      42.52         46,746              -           1.87%           1.35%          28.58%
                         2002      1,265      33.07         41,825      1,349,370           2.12%           1.35%         (18.08%)
                         2001      1,694      40.37         68,370      3,444,111           1.65%           1.35%          (6.25%)
  Fidelity VIP Growth
  (Grandmaster(TM))
                         2004        531      50.77         26,957              -           0.28%           1.35%           1.99%
                         2003        688      49.78         34,226              -           0.28%           1.35%          31.03%
                         2002        779      37.99         29,611              -           0.30%           1.35%         (31.04%)
                         2001      1,163      55.09         64,057      6,973,246           0.09%           1.35%         (18.77%)
  Fidelity VIP High
  Income
  (Grandmaster(TM))
                         2004        615      16.05          9,873              -           8.60%           1.35%           8.15%
                         2003        974      14.84         14,455              -           6.02%           1.35%          25.55%
                         2002        865      11.82         10,225              -          10.52%           1.35%           2.07%
                         2001      1,086      11.58         12,571              -          18.40%           1.35%         (12.93%)
  Fidelity VIP II Asset
  Manager
  (Grandmaster(TM))
                         2004        618      31.34         19,362              -           2.52%           1.35%           4.05%
                         2003        615      30.12         18,515              -           3.88%           1.35%          16.38%
                         2002        751      25.88         19,437              -           4.37%           1.35%          (9.95%)
                         2001        988      28.74         28,409        580,365           4.74%           1.35%          (5.40%)
  Fidelity VIP II
  Contrafund
  (Grandmaster(TM))
                         2004        928      32.01         29,710              -           0.36%           1.35%          13.91%
                         2003      1,109      28.10         31,160              -           0.48%           1.35%          26.75%
                         2002      1,282      22.17         28,422              -           0.92%           1.35%         (10.57%)
                         2001      1,777      24.79         44,051      1,873,817           0.99%           1.35%         (13.44%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS
(CONTINUED):
  Fidelity VIP II Index
  500 (Grandmaster(TM))
                         2004        762   $  27.87   $     21,242   $          -           1.43%           1.35%           9.12%
                         2003        991      25.54         25,304              -           1.54%           1.35%          26.69%
                         2002      1,130      20.16         22,776              -           1.63%           1.35%         (23.32%)
                         2001      1,742      26.29         45,790              -           1.33%           1.35%         (13.29%)
  Fidelity VIP II Inde
  500 (IQ Annuity(TM))
                         2004        150       9.26          1,391              -           1.53%           1.45%           8.94%
                         2003        230       8.50          1,956              -           1.52%           1.45%          26.68%
                         2002        274       6.71          1,840              -           1.53%           1.45%         (23.40%)
                         2001        363       8.76          3,180              -           0.91%           1.45%         (13.44%)
  Fidelity VIP II
  Investment Grade Bond
  (Grandmaster(TM))
                         2004        424      28.55         12,110        166,626           6.55%           1.35%           3.03%
                         2003        662      27.71         18,341        128,991           5.96%           1.35%           3.78%
                         2002      1,010      26.70         26,964              -           3.59%           1.35%           8.85%
                         2001      1,077      24.53         26,409              -           3.83%           1.35%           6.98%
  Fidelity VIP II
  Investment Grade Bond
  (IQ Annuity(TM))
                         2004        133      13.58          1,804         26,010           6.70%           1.45%           2.96%
                         2003        185      13.19          2,443         14,056           5.50%           1.45%           3.61%
                         2002        252      12.73          3,213              -           3.69%           1.45%           8.80%
                         2001        280      11.70          3,281              -           1.90%           1.45%           6.85%
  Fidelity VIP III
  Balanced
  (Grandmaster(TM))
                         2004        199      13.52          2,697              -           2.11%           1.35%           4.00%
                         2003        243      13.00          3,156              -           2.88%           1.35%          16.18%
                         2002        272      11.19          3,041              -           3.46%           1.35%          (9.98%)
                         2001        376      12.43          4,668              -           3.08%           1.35%          (2.89%)
  Fidelity VIP III
  Growth & Income
  (Grandmaster(TM))
                         2004        748      14.96         11,197              -           0.97%           1.35%           4.40%
                         2003        564      14.33          8,075              -           1.20%           1.35%          22.06%
                         2002        612      11.74          7,189              -           1.56%           1.35%         (17.73%)
                         2001        890      14.27         12,702        701,598           1.49%           1.35%          (9.97%)
  Fidelity VIP III
  Growth Opportunities
  (Grandmaster(TM))
                         2004        298      10.85          3,235              -           0.58%           1.35%           5.75%
                         2003        377      10.26          3,869              -           0.82%           1.35%          28.09%
                         2002        459       8.01          3,679              -           1.26%           1.35%         (22.91%)
                         2001        737      10.39          7,658              -           0.44%           1.35%         (15.60%)
  Fidelity VIP Overseas
  (Grandmaster(TM))
                         2004        437      23.96         10,467              -           1.19%           1.35%          12.07%
                         2003        517      21.38         11,058              -           0.88%           1.35%          41.50%
                         2002        646      15.11          9,759              -           0.86%           1.35%         (21.38%)
                         2001        872      19.22         16,764      2,201,578           6.39%           1.35%         (22.22%)
SERVICE CLASS:
  Touchstone Money
  Market
  (AnnuiChoice(TM))
                         2004        443       9.99          4,422              -           1.09%           1.00%           0.10%
                         2003        469       9.98          4,681              -           0.00%           1.00%          (0.20%)
  Touchstone Money
  Market (GrandMaster
  flex3(TM))
                         2004        113       9.91          1,120              -           0.98%           1.55%          -0.50%
                         2003        144       9.96          1,434              -           0.00%           1.55%          (0.40%)
  Touchstone Money
  Market
  (Grandmaster(TM))
                         2004        792       9.97          7,897              -           1.30%           1.35%           0.00%
                         2003      1,227       9.97         12,230              -           0.00%           1.35%          (0.30%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
(CONTINUED):
  Touchstone Money
  Market (IQ
  Annuity(TM))
                         2004         24   $  10.01   $        241   $          -           1.33%           1.45%          -0.10%
                         2003         33      10.02            334              -           0.98%           1.45%          (0.40%)
                         2002        102      10.06          1,025              -           1.58%           1.45%           0.10%
                         2001        385      10.05          3,872              -           2.29%           1.45%           0.50%
  Fidelity VIP
  Equity-Income (IQ
  Annuity(TM))
                         2004        154      11.21          1,732          6,587           1.49%           1.45%           9.79%
                         2003        175      10.21          1,784              -           1.98%           1.45%          28.27%
                         2002        226       7.96          1,801         39,242           1.68%           1.45%         (18.19%)
                         2001        196       9.73          1,908         73,106           1.24%           1.45%          (6.44%)
  Fidelity VIP Growth
  (IQ Annuity(TM))
                         2004        257       8.30          2,133              -           0.19%           1.45%           1.84%
                         2003        320       8.15          2,606              -           0.20%           1.45%          30.82%
                         2002        296       6.23          1,843              -           0.15%           1.45%         (31.24%)
                         2001        332       9.06          3,012        214,741           0.00%           1.45%         (18.89%)
  Fidelity VIP High
  Income (IQ
  Annuity(TM))
                         2004        254       9.12          2,319              -          16.00%           1.45%           7.80%
                         2003        608       8.46          5,143              -           7.79%           1.45%          25.15%
                         2002        485       6.76          3,280              -           7.97%           1.45%           2.11%
                         2001        510       6.62          3,376              -          20.91%           1.45%         (13.12%)
  Fidelity VIP II Asset
  Manager (IQ
  Annuity(TM))
                         2004         31      10.05            312              -           2.86%           1.45%           3.82%
                         2003         36       9.68            344              -           3.34%           1.45%          16.21%
                         2002         41       8.33            345              -           4.20%           1.45%         (10.14%)
                         2001         49       9.27            455         18,978           3.82%           1.45%          (5.70%)
  Fidelity VIP II
  Contrafund (IQ
  Annuity(TM))
                         2004        208      11.91          2,478              -           0.29%           1.45%          13.65%
                         2003        251      10.48          2,628              -           0.40%           1.45%          26.57%
                         2002        286       8.28          2,367              -           0.73%           1.45%         (10.78%)
                         2001        262       9.28          2,431         65,461           0.64%           1.45%         (13.59%)
  Fidelity VIP III
  Balanced (IQ
  Annuity(TM))
                         2004         36       9.95            363              -           2.13%           1.45%           3.86%
                         2003         47       9.58            449              -           3.35%           1.45%          15.84%
                         2002         66       8.27            547              -           2.99%           1.45%         (10.11%)
                         2001         73       9.20            675              -           2.48%           1.45%          (3.16%)
  Fidelity VIP III
  Growth & Income (IQ
  Annuity(TM))
                         2004         82       9.36            763              -           0.97%           1.45%           4.12%
                         2003        103       8.99            923              -           1.13%           1.45%          21.82%
                         2002        120       7.38            886              -           1.58%           1.45%         (17.82%)
                         2001        187       8.98          1,679         74,437           1.06%           1.45%         (10.20%)
  Fidelity VIP III
  Growth Opportunities
  (IQ Annuity(TM))
                         2004         32       7.14            230              -           0.54%           1.45%           5.62%
                         2003         43       6.76            291              -           0.61%           1.45%          27.79%
                         2002         44       5.29            235              -           0.96%           1.45%         (23.11%)
                         2001         76       6.88            522              -           0.25%           1.45%         (15.69%)
  Fidelity VIP III Mid
  Cap (Grandmaster(TM))
                         2004        276      24.62          6,807              -           0.00%           1.35%          23.10%
                         2003        474      20.00          9,478              -           0.31%           1.35%          36.61%
                         2002        458      14.64          6,704              -           0.68%           1.35%         (11.06%)
                         2001        340      16.46          5,598              -           0.00%           1.35%          (4.69%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
(CONTINUED):
  Fidelity VIP III Mid
  Cap (IQ Annuity(TM))
                         2004        111   $  25.75   $      2,870   $          -           0.00%           1.45%          22.91%
                         2003        131      20.95          2,751              -           0.31%           1.45%          36.57%
                         2002        131      15.34          2,006              -           0.88%           1.45%         (11.23%)
                         2001        130      17.28          2,239              -           0.00%           1.45%          (4.74%)
  Fidelity VIP Overseas
  (IQ Annuity(TM))
                         2004         30      10.46            315              -           1.38%           1.45%          11.87%
                         2003         46       9.35            429              -           0.41%           1.45%          41.03%
                         2002         21       6.63            141              -           0.37%           1.45%         (21.45%)
                         2001         25       8.44            214         97,114          11.34%           1.35%         (22.43%)
  MFS Capital
  Opportunities
  (AnnuiChoice(TM))
                         2004         82       7.16            586              -           0.08%           1.00%          11.01%
                         2003         28       6.45            178              -           0.00%           1.00%          25.98%
                         2002         38       5.12            194              -           0.00%           1.00%         (30.62%)
                         2001         33       7.38            245          1,026           1.46%           1.00%         (26.20%)
  MFS Capital
  Opportunities
  (GrandMaster
  flex3(TM))
                         2004         39      10.37            400              -           0.17%           1.55%          10.32%
                         2003         29       9.40            268              -           0.00%           1.55%          25.17%
                         2002          5       7.51             41              -           0.00%           1.55%         (24.90%)
  MFS Capital
  Opportunities
  (Grandmaster(TM))
                         2004         76       7.69            585              -           0.19%           1.35%          10.65%
                         2003         81       6.95            564              -           0.00%           1.35%          25.45%
                         2002        118       5.54            655              -           0.00%           1.35%         (30.84%)
                         2001        192       8.01          1,540              -           0.00%           1.35%         (19.90%)
  MFS Capital
  Opportunities (IQ
  Annuity(TM))
                         2004        166       6.94          1,154              -           0.16%           1.45%          10.51%
                         2003        167       6.28          1,049              -           0.00%           1.45%          25.35%
                         2002        262       5.01          1,312              -           0.00%           1.45%         (30.90%)
                         2001        343       7.25          2,488         72,100           4.21%           1.45%         (24.79%)
  MFS Capital
  Opportunities
  (Pinnacleplus(TM))
                         2004          9      11.91            101              -           0.21%           1.67%          10.18%
                         2003          1      10.81             16              -           0.00%           1.67%           8.10%
  MFS Emerging Growth
  (AnnuiChoice(TM))
                         2004         33       6.63            220              -           0.00%           1.00%          11.62%
                         2003         56       5.94            335              -           0.00%           1.00%          28.57%
                         2002         66       4.62            307              -           0.00%           1.00%         (34.47%)
                         2001         43       7.05            300          3,681           0.00%           1.00%         (29.50%)
  MFS Emerging Growth
  (GrandMaster
  flex3(TM))
                         2004          6      10.70             63              -           0.00%           1.55%          11.00%
                         2003         13       9.64            130              -           0.00%           1.55%          27.85%
  MFS Emerging Growth
  (Grandmaster(TM))
                         2004         22       7.39            165              -           0.00%           1.35%          11.13%
                         2003         15       6.65             97              -           0.00%           1.35%          28.13%
                         2002          9       5.19             45              -           0.00%           1.35%         (34.72%)
                         2001          2       7.95             18              -           0.00%           1.35%         (20.50%)
  MFS Emerging Growth
  (IQ Annuity(TM))
                         2004        151       5.46            823              -           0.00%           1.45%          11.20%
                         2003        219       4.91          1,074              -           0.00%           1.45%          27.86%
                         2002        139       3.84            533              -           0.00%           1.45%         (34.80%)
                         2001        159       5.89            939         52,743           0.00%           1.45%         (34.56%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
(CONTINUED):
  MFS Emerging Growth
  (Pinnacleplus(TM))
                         2004          1   $  11.77   $         15   $          -           0.00%           1.67%          10.83%
                         2003          1      10.62              7              -           0.00%           1.67%           6.20%
  MFS Investors Growth
  Stock
  (AnnuiChoice(TM))
                         2004        111       8.49            939              -           0.00%           1.00%           8.02%
                         2003         73       7.86            571              -           0.00%           1.00%          21.30%
                         2002         40       6.48            262              -           0.00%           1.00%         (28.40%)
                         2001         23       9.05            207             10           0.55%           1.00%          (9.50%)
  MFS Investors Growth
  Stock (GrandMaster
  flex3(TM))
                         2004         61      10.15            615              -           0.00%           1.55%           7.29%
                         2003         52       9.46            488              -           0.00%           1.55%          20.66%
                         2002         23       7.84            182              -           0.00%           1.55%         (21.60%)
  MFS Investors Growth
  Stock
  (Grandmaster(TM))
                         2004         15       7.86            120              -           0.00%           1.35%           7.52%
                         2003         11       7.31             79              -           0.00%           1.35%          21.03%
                         2002         37       6.04            222              -           0.00%           1.35%         (28.69%)
                         2001         12       8.47            105              -           0.00%           1.35%         (15.30%)
  MFS Investors Growth
  Stock
  (IQ Annuity(TM))
                         2004         77       6.62            512              -           0.00%           1.45%           7.47%
                         2003        205       6.16          1,264              -           0.00%           1.45%          20.78%
                         2002         90       5.10            460              -           0.00%           1.45%         (28.77%)
                         2001         76       7.16            542            117           0.89%           1.45%         (25.96%)
  MFS Investors Growth
  Stock
  (Pinnacleplus(TM))
                         2004         14      11.11            156              -           0.00%           1.67%           7.14%
                         2003         56       7.89            439              -           0.46%           1.00%          20.64%
                         2002         61       6.54            398              -           0.44%           1.00%         (21.96%)
                         2001         48       8.38            404          1,722           0.27%           1.00%         (16.20%)
  MFS Mid Cap Growth
  (AnnuiChoice(TM))
                         2004        169       6.58          1,112              -           0.00%           1.00%          13.06%
                         2003        318       5.82          1,851              -           0.00%           1.00%          35.35%
                         2002        115       4.30            492              -           0.00%           1.00%         (44.01%)
                         2001         83       7.68            636              -           0.43%           1.00%         (23.20%)
  MFS Mid Cap Growth
  (GrandMaster
  flex3(TM))
                         2004         41      10.89            451              -           0.00%           1.55%          12.62%
                         2003         36       9.67            345              -           0.00%           1.55%          34.49%
                         2002         15       7.19            107              -           0.00%           1.55%         (28.10%)
  MFS Mid Cap Growth
  (Grandmaster(TM))
                         2004        154       6.84          1,051              -           0.00%           1.35%          12.69%
                         2003        164       6.07            996              -           0.00%           1.35%          34.89%
                         2002        125       4.50            563              -           0.00%           1.35%         (44.24%)
                         2001        230       8.07          1,859              -           0.00%           1.35%         (19.30%)
  MFS Mid Cap Growth
  (IQ Annuity(TM))
                         2004        204       6.79          1,383              -           0.00%           1.45%          12.60%
                         2003      1,088       6.03          6,561              -           0.00%           1.45%          34.60%
                         2002        184       4.48            822              -           0.00%           1.45%         (44.21%)
                         2001        217       8.03          1,744              -           0.99%           1.45%         (18.81%)
  MFS Mid Cap Growth
  (Pinnacleplus(TM))
                         2004         10      12.26            129              -           0.00%           1.67%          12.48%
                         2003          3      10.90             30              -           0.00%           1.67%           9.00%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
(CONTINUED):
  MFS New Discovery
  (AnnuiChoice(TM))
                         2004         53   $   8.95   $        474   $          -           0.00%           1.00%           5.17%
                         2003         61       8.51            516              -           0.00%           1.00%          32.14%
                         2002         45       6.44            291              -           0.00%           1.00%         (32.49%)
                         2001         46       9.54            442             53           1.11%           1.00%          (4.60%)
  MFS New Discovery
  (GrandMaster
  flex3(TM))
                         2004         12      10.46            121              -           0.00%           1.55%           4.60%
                         2003          6      10.00             56              -           0.00%           1.55%          31.23%
                         2002          2       7.62             13              -           0.00%           1.55%         (23.80%)
  MFS New Discovery
  (Grandmaster(TM))
                         2004         76       8.45            642              -           0.00%           1.35%           4.71%
                         2003        104       8.07            839              -           0.00%           1.35%          31.65%
                         2002         64       6.13            395              -           0.00%           1.35%         (32.71%)
                         2001         45       9.11            411              -           0.00%           1.35%          (8.90%)
  MFS New Discovery
  (IQ Annuity(TM))
                         2004         94       8.43            792              -           0.00%           1.45%           4.59%
                         2003        122       8.06            984              -           0.00%           1.45%          31.48%
                         2002        127       6.13            779              -           0.00%           1.45%         (32.79%)
                         2001        112       9.12          1,024          1,298           2.76%           1.45%          (6.65%)
  MFS New Discovery
  (Pinnacleplus(TM))
                         2004          2      11.57             23              -           0.00%           1.67%           4.42%
                         2003          1      11.08             13              -           0.00%           1.67%          10.80%
  MFS Total Return
  (AnnuiChoice(TM))
                         2004        428      11.78          5,042              -           1.55%           1.00%           9.99%
                         2003        431      10.71          4,613              -           1.60%           1.00%          14.79%
                         2002        325       9.33          3,031         14,661           2.21%           1.00%          (6.33%)
                         2001        178       9.96          1,773          3,725           0.88%           1.00%          (0.40%)
  MFS Total Return
  (GrandMaster
  flex3(TM))
                         2004        178      11.46          2,043              -           1.55%           1.55%           9.35%
                         2003        147      10.48          1,545              -           1.15%           1.55%          14.16%
                         2002         47       9.18            432              -           0.00%           1.55%          (8.20%)
  MFS Total Return
  (Grandmaster(TM))
                         2004        613      11.49          7,046              -           1.56%           1.35%           9.43%
                         2003        721      10.50          7,574              -           1.68%           1.35%          14.50%
                         2002        622       9.17          5,705         38,925           3.23%           1.35%          (6.62%)
                         2001        159       9.82          1,558              -           0.00%           1.35%          (1.80%)
  MFS Total Return
  (IQ Annuity(TM))
                         2004        375      12.89          4,833              -           1.56%           1.45%           9.42%
                         2003        390      11.78          4,597              -           1.67%           1.45%          14.37%
                         2002        360      10.30          3,708         26,107           2.45%           1.45%          (6.70%)
                         2001        262      11.04          2,887         27,893           2.16%           1.45%          (1.52%)
  MFS Total Return
  (Pinnacleplus(TM))
                         2004         57      11.63            658              -           1.08%           1.67%           9.10%
                         2003         13      10.66            136              -           0.00%           1.67%           6.60%
SERVICE CLASS 2:
  Touchstone Money
  Market (IQ
  Annuity(TM))
                         2004        602       9.92          5,970              -           1.06%           1.45%          -0.40%
                         2003        765       9.96          7,620              -           0.00%           1.45%          (0.40%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2
(CONTINUED):
  Fidelity VIP Asset
  Manager
  (AnnuiChoice(TM))
                         2004         56   $  10.31   $        580   $          -           2.28%           1.00%           4.14%
                         2003         62       9.90            610              -           2.36%           1.00%          16.47%
                         2002         47       8.50            401              -           2.93%           1.00%          (9.96%)
                         2001         22       9.44            212            216           0.89%           1.00%          (5.60%)
  Fidelity VIP Asset
  Manager (GrandMaster
  flex3(TM))
                         2004          4      10.36             39              -           0.00%           1.55%           3.60%
  Fidelity VIP Asset
  Manager (IQ3)
                         2004         45      10.43            471              -           1.63%           1.45%           3.57%
                         2003         22      10.07            221              -           3.72%           1.45%          16.01%
                         2002         57       8.68            498              -           3.06%           1.45%         (10.33%)
                         2001         31       9.68            299              -           0.00%           1.45%          (3.20%)
  Fidelity VIP Asset
  Manager
  (Pinnacleplus(TM))
                         2004         16      10.82            173              -           0.83%           1.67%           3.44%
                         2003          2      10.46             22              -           0.00%           1.67%           4.60%
  Fidelity VIP Balanced
  (AnnuiChoice(TM))
                         2004        163      10.43          1,696              -           1.82%           1.00%           4.09%
                         2003        152      10.02          1,527              -           2.43%           1.00%          16.24%
                         2002        159       8.62          1,368              -           2.90%           1.00%          (9.83%)
                         2001        170       9.56          1,629              -           0.04%           1.00%          (4.40%)
  Fidelity VIP Balanced
  (GrandMaster
  flex3(TM))
                         2004         21      11.56            244              -           0.95%           1.55%           3.49%
                         2003          8      11.17             93              -           0.00%           1.55%          11.70%
  Fidelity VIP Balanced
  (IQ3(TM))
                         2004         84      10.44            878              -           1.63%           1.45%           3.57%
                         2003         80      10.08            802              -           2.70%           1.45%          15.73%
                         2002         96       8.71            837              -           1.53%           1.45%         (10.21%)
                         2001         36       9.70            352              -           0.00%           1.45%          (3.00%)
  Fidelity VIP Balanced
  (Pinnacleplus(TM))
                         2004         15      10.77            158              -           1.29%           1.67%           3.46%
                         2003          6      10.41             62              -           0.00%           1.67%           4.10%
  Fidelity VIP
  Contrafund
  (AnnuiChoice(TM))
                         2004        389      11.66          4,532              -           0.17%           1.00%          13.98%
                         2003        281      10.23          2,870              -           0.26%           1.00%          26.92%
                         2002        183       8.06          1,472              -           0.54%           1.00%         (10.54%)
                         2001         86       9.01            778            883           0.07%           1.00%          (9.90%)
  Fidelity VIP
  Contrafund
  (GrandMaster
  flex3(TM))
                         2004        445      12.32          5,483              -           0.19%           1.55%          13.34%
                         2003        279      10.87          3,030              -           0.15%           1.55%          26.25%
                         2002         63       8.61            539              -           0.00%           1.55%         (13.90%)
  Fidelity VIP
  Contrafund (IQ3)
                         2004        382      12.23          4,673              -           0.15%           1.45%          13.45%
                         2003        244      10.78          2,633              -           0.25%           1.45%          26.38%
                         2002        181       8.53          1,543              -           0.39%           1.45%         (10.96%)
                         2001         56       9.58            533              -           0.00%           1.45%          (4.20%)
  Fidelity VIP
  Contrafund
  (Pinnacleplus(TM))
                         2004         58      12.76            739              -           0.10%           1.67%          13.22%
                         2003         11      11.27            121              -           0.00%           1.67%          12.70%
  Fidelity VIP
  Contrafund (IQ
  Advisor Standard(TM))
                         2004          6      11.36             67              -           0.00%           0.60%          13.60%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2
(CONTINUED):
  Fidelity VIP Dynamic
  Capital Appreciation
  (AnnuiChoice(TM))
                         2004          1   $  11.02   $         16   $          -           0.00%           1.00%           0.27%
                         2003          1      10.99             15              -           0.00%           1.00%          23.62%
                         2002          2       8.89             22              -           0.14%           1.00%          (8.44%)
                         2001          3       9.71             31              -           0.00%           1.00%          (2.90%)
  Fidelity VIP Dynamic
  Capital Appreciation
  (Grandmaster(TM))
                         2004          1      10.66             15              -           0.00%           1.35%           6.60%
  Fidelity VIP Dynamic
  Capital Appreciation
  (IQ Annuity(TM))
                         2004          1      10.13              8              -           0.00%           1.45%          -0.20%
                         2003          1      10.15              7              -           0.00%           1.45%          23.03%
                         2002          1       8.25              8              -           0.19%           1.45%          (8.84%)
                         2001          -*      9.05              2              -           0.00%           1.00%          (9.50%)
  Fidelity VIP
  Equity-Income
  (AnnuiChoice(TM))
                         2004        392      10.92          4,276         14,119           1.31%           1.00%          10.08%
                         2003        366       9.92          3,635              -           1.54%           1.00%          28.83%
                         2002        312       7.70          2,405         24,947           1.17%           1.00%         (18.00%)
                         2001        117       9.39          1,097          3,457           0.23%           1.00%          (6.10%)
  Fidelity VIP
  Equity-Income
  (GrandMaster
  flex3(TM))
                         2004        180      11.31          2,032          4,853           1.14%           1.55%           9.49%
                         2003        117      10.33          1,205              -           1.19%           1.55%          28.00%
                         2002         65       8.07            525              -           0.00%           1.55%         (19.30%)
  Fidelity VIP
  Equity-Income
  (IQ3(TM))
                         2004        290      10.76          3,120         10,581           1.25%           1.45%           9.57%
                         2003        294       9.82          2,883              -           1.65%           1.45%          28.20%
                         2002        282       7.66          2,161         30,426           1.15%           1.45%         (18.34%)
                         2001        141       9.38          1,324              -           0.00%           1.45%          (6.20%)
  Fidelity VIP
  Equity-Income
  (Pinnacleplus(TM))
                         2004         28      12.43            347            143           0.27%           1.67%           9.42%
                         2003          3      11.36             30              -           0.00%           1.67%          13.60%
  Fidelity VIP
  Equity-Income (IQ
  Advisor Standard(TM))
                         2004          6      10.91             67              -           0.00%           0.60%           9.10%
  Fidelity VIP Growth &
  Income
  (AnnuiChoice(TM))
                         2004        218       9.56          2,087              -           0.89%           1.00%           4.48%
                         2003        287       9.15          2,622              -           0.56%           1.00%          22.33%
                         2002        107       7.48            803              -           1.16%           1.00%         (17.71%)
                         2001         52       9.09            470            291           0.05%           1.00%          (9.10%)
  Fidelity VIP Growth
  & Income
  (GrandMaster
  flex3(TM))
                         2004         49      10.95            536              -           0.48%           1.55%           3.89%
                         2003         22      10.54            227              -           0.31%           1.55%          21.43%
                         2002          8       8.68             71              -           0.00%           1.55%         (13.20%)
  Fidelity VIP Growth
  & Income (IQ3(TM))
                         2004        120       9.80          1,179              -           0.84%           1.45%           3.92%
                         2003        164       9.43          1,542              -           0.89%           1.45%          21.68%
                         2002        140       7.75          1,089              -           0.83%           1.45%         (18.08%)
                         2001         32       9.46            299              -           0.00%           1.45%          (5.40%)
  Fidelity VIP Growth
  & Income
  (Pinnacleplus(TM))
                         2004         37      10.97            402              -           0.61%           1.67%           3.69%
                         2003         22      10.58            236              -           0.00%           1.67%           5.80%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2
(CONTINUED):
  Fidelity VIP Growth
  (AnnuiChoice(TM))
                         2004        438   $   7.33   $      3,208   $          -           0.10%           1.00%           2.09%
                         2003        312       7.18          2,237              -           0.07%           1.00%          31.26%
                         2002        120       5.47            658              -           0.13%           1.00%         (31.02%)
                         2001         75       7.93            593          1,297           0.00%           1.00%         (20.70%)
  Fidelity VIP Growth
  (GrandMaster
  flex3(TM))
                         2004        145       9.86          1,427              -           0.10%           1.55%           1.44%
                         2003        106       9.72          1,031              -           0.03%           1.55%          30.47%
                         2002         20       7.45            151              -           0.00%           1.55%         (25.50%)
  Fidelity VIP Growth
  (IQ3(TM))
                         2004        430       7.74          3,330              -           0.13%           1.45%           1.57%
                         2003        256       7.62          1,951              -           0.06%           1.45%          30.70%
                         2002         77       5.83            448              -           0.08%           1.45%         (31.33%)
                         2001         26       8.49            217              -           0.00%           1.45%         (15.10%)
  Fidelity VIP Growth
  (Pinnacleplus(TM))
                         2004         14      11.17            151              -           0.06%           1.67%           1.36%
                         2003          4      11.02             39              -           0.00%           1.67%          10.20%
  Fidelity VIP Growth
  Opportunities
  (AnnuiChoice(TM))
                         2004          9       9.76             91              -           0.33%           1.00%           5.74%
                         2003         17       9.23            154              -           0.25%           1.00%          28.19%
                         2002         19       7.20            140              -           0.64%           1.00%         (22.83%)
                         2001          7       9.33             63              -           0.00%           1.00%          (6.70%)
  Fidelity VIP Growth
  Opportunities
  (GrandMaster
  flex3(TM))
                         2004         11      10.88            119              -           0.50%           1.55%           5.22%
                         2003         16      10.34            164              -           0.01%           1.55%          27.50%
                         2002          -*      8.11              1              -           0.00%           1.55%         (18.90%)
  Fidelity VIP Growth
  Opportunities
  (IQ3(TM))
                         2004         18       9.31            165              -           0.16%           1.45%           5.32%
                         2003         14       8.84            125              -           0.37%           1.45%          27.56%
                         2002          6       6.93             38              -           0.92%           1.45%         (23.17%)
                         2001         11       9.02             97              -           0.00%           1.45%          (9.80%)
  Fidelity VIP Growth
  Opportunities
  (Pinnacleplus(TM))
                         2004          2      11.56             26              -           0.00%           1.67%           5.09%
  Fidelity VIP High
  Income
  (AnnuiChoice(TM))
                         2004        280      11.22          3,146              -          10.18%           1.00%           8.30%
                         2003        300      10.36          3,111              -           5.52%           1.00%          25.42%
                         2002        149       8.26          1,227              -           9.82%           1.00%           2.35%
                         2001         72       8.07            581              -           0.00%           1.00%         (19.30%)
  Fidelity VIP High
  Income (GrandMaster
  flex3(TM))
                         2004        597      12.36          7,374              -           7.63%           1.55%           7.67%
                         2003        296      11.48          3,396              -           0.00%           1.55%          14.80%
  Fidelity VIP High
  Income (IQ3(TM))
                         2004        602      12.35          7,435              -           8.30%           1.45%           7.77%
                         2003        708      11.46          8,117              -           1.11%           1.45%          24.97%
                         2002        113       9.17          1,038              -           8.87%           1.45%           1.78%
                         2001         99       9.01            895              -           0.00%           1.45%          (9.90%)
  Fidelity VIP High
  Income
  (Pinnacleplus(TM))
                         2004          7      11.49             75              -           6.28%           1.67%           7.58%
                         2003          1      10.68              8              -           0.00%           1.67%           6.80%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2
(CONTINUED):
  Fidelity VIP Index
  500
  (AnnuiChoice(TM))
                         2004        237   $   8.94   $      2,118   $          -           1.18%           1.00%           9.29%
                         2003        284       8.18          2,322              -           1.22%           1.00%          26.82%
                         2002        275       6.45          1,776              -           1.30%           1.00%         (23.21%)
                         2001        251       8.40          2,107              -           0.06%           1.00%         (16.00%)
  Fidelity VIP Index
  500 (IQ3(TM))
                         2004        136       9.61          1,303              -           1.74%           1.45%           8.71%
                         2003        275       8.84          2,427              -           0.86%           1.45%          26.29%
                         2002        325       7.00          2,274              -           0.69%           1.45%         (23.58%)
                         2001         67       9.16            617              -           0.00%           1.45%          (8.40%)
  Fidelity VIP Index
  500
  (Pinnacleplus(TM))
                         2004          2      11.99             20              -           0.47%           1.67%           8.51%
  Fidelity VIP
  Investment Grade
  Bond
  (AnnuiChoice(TM))
                         2004        573      12.41          7,113         80,238           6.03%           1.00%           3.16%
                         2003        620      12.03          7,463         42,768           5.31%           1.00%           3.89%
                         2002        777      11.58          9,002              -           2.40%           1.00%           9.04%
                         2001        303      10.62          3,215              -           0.26%           1.00%           6.20%
  Fidelity VIP
  Investment Grade
  Bond (GrandMaster
  flex3(TM))
                         2004         18      10.31            183              -           0.00%           1.55%           3.10%
  Fidelity VIP
  Investment Grade
  Bond (IQ3(TM))
                         2004        398      11.96          4,765         42,482           4.90%           1.45%           2.66%
                         2003        329      11.65          3,836         31,997           6.55%           1.45%           3.37%
                         2002        561      11.27          6,319              -           2.30%           1.45%           8.57%
                         2001        150      10.38          1,561              -           0.00%           1.45%           3.80%
  Fidelity VIP
  Investment Grade
  Bond
  (Pinnacleplus(TM))
                         2004         44      10.26            452          3,561           4.94%           1.67%           2.50%
                         2003         30      10.01            300              -           0.00%           1.67%           0.10%
  Fidelity VIP
  Investment Grade
  Bond (IQ Advisor
  Standard(TM))
                         2004          5      10.23             46              -           0.00%           0.60%           2.30%
  Fidelity VIP Mid Cap
  (AnnuiChoice(TM))
                         2004        325      15.35          4,992              -           0.00%           1.00%          23.39%
                         2003        274      12.44          3,404              -           0.24%           1.00%          36.85%
                         2002        260       9.09          2,360              -           0.66%           1.00%         (10.97%)
                         2001        159      10.21          1,621              -           0.00%           1.00%           2.10%
  Fidelity VIP Mid Cap
  (GrandMaster
  flex3(TM))
                         2004        177      14.13          2,495              -           0.00%           1.55%          22.76%
                         2003        107      11.51          1,232              -           0.05%           1.55%          36.05%
                         2002          9       8.46             76              -           0.00%           1.55%         (15.40%)
  Fidelity VIP Mid Cap
  (Grandmaster(TM))
                         2004          1      12.25              7              -           0.00%           1.35%          22.50%
  Fidelity VIP Mid Cap
  (IQ Annuity(TM))
                         2004        288      15.42          4,446              -           0.00%           1.45%          22.87%
                         2003        256      12.55          3,213              -           0.14%           1.45%          36.26%
                         2002        240       9.21          2,207              -           0.31%           1.45%         (11.36%)
                         2001         45      10.39            472              -           0.00%           1.45%           3.90%
  Fidelity VIP Mid Cap
  (Pinnacleplus(TM))
                         2004         36      14.95            533              -           0.00%           1.67%          22.54%
                         2003          7      12.20             81              -           0.00%           1.67%          22.00%
  Fidelity VIP Mid Cap
  (IQ Advisor
  Enhanced(TM))
                         2004          1      12.28              9              -           0.00%           0.80%          22.80%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2
(CONTINUED):
  Fidelity VIP Mid Cap
  (IQ Advisor
  Standard(TM))
                         2004          -*  $  12.30   $          4   $          -           0.00%           0.60%          23.00%
  Fidelity VIP
  Overseas
  (AnnuiChoice(TM))
                         2004         35       9.65            341              -           0.90%           1.00%          12.21%
                         2003         64       8.60            547              -           0.20%           1.00%          41.68%
                         2002         11       6.07             69              -           0.66%           1.00%         (21.27%)
                         2001         13       7.71            103            347           0.51%           1.00%         (22.90%)
  Fidelity VIP
  Overseas
  (GrandMaster
  flex3(TM))
                         2004          1      11.05              9              -           0.00%           1.55%          10.50%
  Fidelity VIP
  Overseas (IQ3(TM))
                         2004         74       9.92            733              -           0.88%           1.45%          11.71%
                         2003         56       8.88            499              -           0.10%           1.45%          40.95%
                         2002         35       6.30            220              -           0.06%           1.45%         (21.64%)
                         2001          8       8.04             62              -           0.00%           1.45%         (19.60%)
  Fidelity VIP
  Overseas
  (Pinnacleplus(TM))
                         2004          6      13.68             79              -           0.88%           1.67%          11.49%
                         2003          5      12.27             59              -           0.00%           1.67%          22.70%
  Fidelity VIP
  Overseas (IQ Advisor
  Enhanced(TM))
                         2004          1      10.92             14              -           0.00%           0.80%           9.20%
CLASS 1:
  Touchstone Money
  Market
  (Pinnacleplus(TM))
                         2004         15       9.89            152              -           1.08%           1.67%          -0.60%
                         2003         27       9.95            264              -           0.00%           1.67%          (0.50%)
  Van Kampen UIF
  Emerging Markets Debt
  (AnnuiChoice(TM))
                         2004          8      14.09            113            391           7.42%           1.00%           8.97%
                         2003         22      12.93            286              -           0.00%           1.00%          26.52%
                         2002          4      10.22             36              -          20.60%           1.00%           2.20%
  Van Kampen UIF
  Emerging Markets
  Debt (GrandMaster
  flex3(TM))
                         2004         13      13.86            176            581          10.37%           1.55%           8.37%
                         2003         14      12.79            175              -           0.00%           1.55%          25.89%
                         2002         -*      10.16              3              -          25.18%           1.55%           1.60%
  Van Kampen UIF
  Emerging Markets
  Debt (IQ3(TM))
                         2004         12      13.96            169            775           5.78%           1.45%           8.47%
                         2003         47      12.87            609              -           0.00%           1.45%          26.05%
                         2002         29      10.21            295              -          25.22%           1.45%           2.10%
  Van Kampen UIF U.S.
  Real Estate
  (AnnuiChoice(TM))
                         2004        198      16.81          3,325         25,455           1.77%           1.00%          35.02%
                         2003        128      12.45          1,593              -           0.00%           1.00%          36.21%
                         2002         29       9.14            266          4,764           7.64%           1.00%          (8.60%)
  Van Kampen UIF U.S.
  Real Estate
  (GrandMaster
  flex3(TM))
                         2004         89      16.77          1,490         18,489           1.88%           1.55%          34.27%
                         2003        106      12.49          1,327              -           0.00%           1.55%          35.47%
                         2002         44       9.22            409          7,183          13.43%           1.55%          (7.80%)
  Van Kampen UIF U.S.
  Real Estate
  (IQ3(TM))
                         2004         80      16.35          1,303         17,729           1.82%           1.45%          34.35%
                         2003        105      12.17          1,278              -           0.00%           1.45%          35.52%
                         2002         48       8.98            428          7,601          12.12%           1.45%         (10.20%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES
(CONTINUED):
  Putnam VT Discovery
  Growth
  (AnnuiChoice(TM))
                         2004         55   $   6.48   $        359   $          -           0.00%           1.00%           6.40%
                         2003         91       6.09            553              -           0.00%           1.00%          30.69%
                         2002        119       4.66            552              -           0.00%           1.00%         (30.24%)
                         2001        149       6.68            995              -           0.00%           1.00%         (33.20%)
  Putnam VT Discovery
  Growth (GrandMaster
  flex3(TM))
                         2004          5      10.30             51              -           0.00%           1.55%           5.86%
                         2003          4       9.73             43              -           0.00%           1.55%          29.91%
                         2002          2       7.49             16              -           0.00%           1.55%         (25.10%)
  Putnam VT Discovery
  Growth
  (Grandmaster(TM))
                         2004          2       8.01             17              -           0.00%           1.35%           6.23%
                         2003          8       7.54             63              -           0.00%           1.35%          30.22%
                         2002         14       5.79             79              -           0.00%           1.35%         (30.58%)
                         2001         12       8.34            104              -           0.00%           1.35%         (16.60%)
  Putnam VT Discovery
  Growth (IQ
  Annuity(TM))
                         2004         20       7.92            159              -           0.00%           1.45%           6.02%
                         2003         27       7.47            199              -           0.00%           1.45%          30.14%
                         2002         29       5.74            169              -           0.00%           1.45%         (30.59%)
                         2001         13       8.27            105              -           0.00%           1.45%         (17.30%)
  Putnam VT Discovery
  Growth
  (Pinnacleplus(TM))
                         2004          2      11.36             20              -           0.00%           1.67%           5.77%
                         2003          -*     10.74              2              -           0.00%           1.67%           7.40%
  Putnam VT Growth and
  Income
  (AnnuiChoice(TM))
                         2004         80      10.49            840              -           1.87%           1.00%          10.07%
                         2003        149       9.53          1,424              -           1.63%           1.00%          26.06%
                         2002        125       7.56            948          7,937           1.70%           1.00%         (19.83%)
                         2001        141       9.43          1,333            899           0.27%           1.00%          (5.70%)
  Putnam VT Growth and
  Income (GrandMaster
  flex3(TM))
                         2004         26      11.08            287              -           1.54%           1.55%           9.38%
                         2003         19      10.13            188              -           1.14%           1.55%          25.37%
                         2002          6       8.08             49              -           0.00%           1.55%         (19.20%)
  Putnam VT Growth and
  Income
  (Grandmaster(TM))
                         2004         45      10.18            461              -           1.64%           1.35%           9.58%
                         2003         48       9.29            449              -           1.66%           1.35%          25.71%
                         2002         54       7.39            396          1,931           1.62%           1.35%         (20.11%)
                         2001         24       9.25            220              -           0.00%           1.35%          (7.50%)
  Putnam VT Growth and
  Income (IQ
  Annuity(TM))
                         2004         99      10.11            998              -           1.75%           1.45%           9.42%
                         2003        127       9.24          1,173              -           1.70%           1.45%          25.54%
                         2002        104       7.36            768          3,572           1.39%           1.45%         (20.17%)
                         2001         41       9.22            378              -           0.00%           1.45%          (7.80%)
  Putnam VT Growth and
  Income
  (Pinnacleplus(TM))
                         2004          1      12.08              8              -           1.80%           1.67%           9.22%
  Putnam VT
  International Equity
  (AnnuiChoice(TM))
                         2004         42       9.63            408              -           1.60%           1.00%          15.05%
                         2003         60       8.37            499              -           0.86%           1.00%          27.20%
                         2002         60       6.58            397              -           0.43%           1.00%         (18.46%)
                         2001         18       8.07            142          3,814           0.11%           1.00%         (19.30%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES
(CONTINUED):
  Putnam VT
  International Equity
  (GrandMaster
  flex3(TM))
                         2004         61   $  11.48   $        706   $          -           1.24%           1.55%          14.34%
                         2003         29      10.04            294              -           0.65%           1.55%          26.61%
                         2002         19       7.93            150              -           0.00%           1.55%         (20.70%)
  Putnam VT
  International Equity
  (Grandmaster(TM))
                         2004         34      10.40            349              -           1.44%           1.35%          14.66%
                         2003         45       9.07            408              -           0.94%           1.35%          26.68%
                         2002         68       7.16            486              -           0.43%           1.35%         (18.73%)
                         2001         22       8.81            194              -           0.00%           1.35%         (11.90%)
  Putnam VT
  International Equity
  (IQ Annuity(TM))
                         2004         72      10.57            762              -           1.61%           1.45%          14.52%
                         2003         68       9.23            631              -           0.74%           1.45%          26.61%
                         2002         74       7.29            538              -           0.16%           1.45%         (18.82%)
                         2001          3       8.98             28              -           0.00%           1.45%         (10.20%)
  Putnam VT
  International Equity
  (Pinnacleplus(TM))
                         2004          8      13.35            101              -           1.00%           1.67%          14.20%
                         2003          1      11.69             11              -           0.00%           1.67%          16.90%
  Putnam VT Small Cap
  Value
  (AnnuiChoice(TM))
                         2004        219      17.09          3,737              -           0.35%           1.00%          24.93%
                         2003        123      13.68          1,689              -           0.30%           1.00%          48.21%
                         2002        111       9.23          1,027          5,740           0.14%           1.00%         (19.11%)
                         2001         47      11.41            531            196           0.00%           1.00%          14.10%
  Putnam VT Small Cap
  Value (GrandMaster
  flex3(TM))
                         2004         65      13.48            880              -           0.30%           1.55%          24.24%
                         2003         60      10.85            652              -           0.16%           1.55%          47.42%
                         2002          5       7.36             38              -           0.00%           1.55%         (26.40%)
  Putnam VT Small Cap
  Value
  (Grandmaster(TM))
                         2004        563      16.07          9,053              -           0.36%           1.35%          24.48%
                         2003        568      12.91          7,327              -           0.34%           1.35%          47.71%
                         2002        544       8.74          4,751         17,539           0.09%           1.35%         (19.37%)
                         2001         78      10.84            845              -           0.00%           1.35%           8.40%
  Putnam VT Small Cap
  Value (IQ
  Annuity(TM))
                         2004        174      15.14          2,639              -           0.28%           1.45%          24.40%
                         2003        103      12.17          1,256              -           0.35%           1.45%          47.52%
                         2002         95       8.25            780          5,431           0.15%           1.45%         (19.51%)
                         2001         24      10.25            242              -           0.00%           1.45%           2.50%
  Putnam VT Small Cap
  Value
  (Pinnacleplus(TM))
                         2004         16      14.89            233              -           0.21%           1.67%          24.08%
                         2003          3      12.00             33              -           0.00%           1.67%          20.00%
  Putnam VT Small Cap
  Value (IQ Advisor
  Enhanced(TM))
                         2004          -*     12.00              5              -           0.00%           0.80%          20.00%
  Putnam VT Small Cap
  Value (IQ Advisor
  Standard(TM))
                         2004          -      12.02              2              -           0.00%           0.60%          20.20%
  Putnam VT The George
  Putnam Fund of
  Boston
  (AnnuiChoice(TM))
                         2004          1      11.99             15              -           1.91%           1.00%           7.15%
                         2003          1      11.19             13              -           0.00%           1.00%          11.90%
  Putnam VT The George
  Putnam Fund of
  Boston (GrandMaster
  flex3(TM))
                         2004          1      11.86              8              -           2.34%           1.55%           6.56%
                         2003          1      11.13             15              -           0.00%           1.55%          11.30%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES
(CONTINUED):
  Putnam VT The George
  Putnam Fund of
  Boston
  (Grandmaster(TM))
                         2004          1   $  11.90   $         17   $          -           1.92%           1.35%           6.73%
                         2003          1      11.15             16              -           0.00%           1.35%          11.50%
  Putnam VT The George
  Putnam Fund of
  Boston (IQ
  Annuity(TM))
                         2004          8      11.88             92              -           0.46%           1.45%           6.64%
                         2003          1      11.14             14              -           0.00%           1.45%          11.40%
  Putnam VT The George
  Putnam Fund of
  Boston
  (Pinnacleplus(TM))
                         2004          1      11.24              9              -           0.00%           1.67%           6.44%
  Putnam VT Voyager
  (AnnuiChoice(TM))
                         2004          6      12.22             74              -           0.20%           1.00%           4.00%
                         2003          4      11.75             53              -           0.00%           1.00%          17.50%
  Putnam VT Voyager
  (GrandMaster
  flex3(TM))
                         2004         10      12.09            123              -           0.23%           1.55%           3.42%
                         2003         11      11.69            126                             -            1.55%          16.90%
  Putnam VT Voyager
  (Grandmaster(TM))
                         2004          2      12.14             30              -           0.21%           1.35%           3.67%
                         2003          2      11.71             25              -           0.00%           1.35%          17.10%
  Putnam VT Voyager
  (IQ Annuity(TM))
                         2004          1      12.11             16              -           0.17%           1.45%           3.50%
                         2003          2      11.70             25              -           0.00%           1.45%          17.00%
  Putnam VT Voyager
  (Pinnacleplus(TM))
                         2004          8      11.03             83              -           0.24%           1.67%           3.28%
                         2003          2      10.68             21              -           0.00%           1.67%           6.80%
CLASS 2:
  Franklin Foreign
  Securities (IQ
  Annuity(TM))
                         2004         32      14.66            471              -           0.89%           1.45%          16.81%
                         2003         25      12.55            310              -           0.00%           1.45%          25.50%
  Franklin Growth and
  Income Securities
  (AnnuiChoice(TM))
                         2004        208      12.90          2,677              -           2.44%           1.00%           9.51%
                         2003        126      11.78          1,484              -           0.00%           1.00%          17.80%
  Franklin Growth and
  Income Securities
  (GrandMaster
  flex3(TM))
                         2004         57      12.76            722              -           2.83%           1.55%           8.87%
                         2003         38      11.72            445              -           0.00%           1.55%          17.20%
  Franklin Growth and
  Income Securities
  (Grandmaster(TM))
                         2004         57      12.81            724              -           2.59%           1.35%           9.11%
                         2003         40      11.74            465              -           0.00%           1.35%          17.40%
  Franklin Growth and
  Income Securities
  (IQ Annuity(TM))
                         2004        156      12.79          1,990              -           2.41%           1.45%           9.04%
                         2003        149      11.73          1,748              -           0.00%           1.45%          17.30%
  Franklin Growth and
  Income Securities
  (Pinnacleplus(TM))
                         2004          7      12.34             89              -           2.52%           1.67%           8.72%
                         2003          3      11.35             34              -           0.00%           1.67%          13.50%
  Franklin Income
  Securities
  (AnnuiChoice(TM))
                         2004        261      14.24          3,723              -           3.21%           1.00%          12.75%
                         2003        201      12.63          2,539              -           0.00%           1.00%          26.30%
  Franklin Income
  Securities
  (GrandMaster
  flex3(TM))
                         2004        159      14.08          2,234              -           2.72%           1.55%          12.10%
                         2003         73      12.56            919              -           0.00%           1.55%          25.60%
  Franklin Income
  Securities
  (Grandmaster(TM))
                         2004        172      14.14          2,436              -           3.11%           1.35%          12.31%
                         2003        141      12.59          1,779              -           0.00%           1.35%          25.90%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Income
  Securities (IQ
  Annuity(TM))
                         2004        115   $  14.11   $      1,618   $          -           2.61%           1.45%          12.16%
                         2003         66      12.58            824              -           0.00%           1.45%          25.80%
  Franklin Income
  Securities
  (Pinnacleplus(TM))
                         2004         50      12.52            630              -           3.13%           1.67%          11.89%
                         2003         20      11.19            218              -           0.00%           1.67%          11.90%
  Franklin Income
  Securities (IQ
  Advisor Enhanced(TM))
                         2004          1      11.13              9              -           0.00%           0.80%          11.30%
  Franklin Large Cap
  Growth Securities
  (AnnuiChoice(TM))
                         2004         11      12.76            138              -           0.46%           1.00%           6.87%
                         2003         27      11.94            318              -           0.00%           1.00%          19.40%
  Franklin Large Cap
  Growth Securities
  (GrandMaster
  flex3(TM))
                         2004         69      12.62            870              -           0.41%           1.55%           6.23%
                         2003          9      11.88            108              -           0.00%           1.55%          18.80%
  Franklin Large Cap
  Growth Securities
  (Grandmaster(TM))
                         2004         11      12.67            137              -           0.48%           1.35%           6.47%
                         2003          6      11.90             75              -           0.00%           1.35%          19.00%
  Franklin Large Cap
  Growth Securities
  (IQ Annuity(TM))
                         2004         33      12.64            413              -           0.44%           1.45%           6.31%
                         2003         10      11.89            122              -           0.00%           1.45%          18.90%
  Franklin Large Cap
  Growth Securities
  (Pinnacleplus(TM))
                         2004         40      11.55            462              -           0.45%           1.67%           6.06%
                         2003          6      10.89             68              -           0.00%           1.67%           8.90%
  Franklin Mutual
  Shares Securities
  (AnnuiChoice(TM))
                         2004        180      13.56          2,443              -           0.74%           1.00%          11.51%
                         2003         88      12.16          1,075              -           0.00%           1.00%          21.60%
  Franklin Mutual
  Shares Securities
  (GrandMaster
  flex3(TM))
                         2004        117      13.41          1,574              -           0.83%           1.55%          10.92%
                         2003         37      12.09            442              -           0.00%           1.55%          20.90%
  Franklin Mutual
  Shares Securities
  (IQ Annuity(TM))
                         2004        141      13.44          1,889              -           0.88%           1.45%          11.07%
                         2003        110      12.10          1,327              -           0.00%           1.45%          21.00%
  Franklin Mutual
  Shares Securities
  (Pinnacleplus(TM))
                         2004         34      12.35            426              -           0.66%           1.67%          10.76%
                         2003          5      11.15             60              -           0.00%           1.67%          11.50%
  Franklin Mutual
  Shares Securities
  (Grandmaster(TM))
                         2004        126      13.46          1,692              -           0.80%           1.35%          11.06%
                         2003        117      12.12          1,419              -           0.00%           1.35%          21.20%
  Templeton Foreign
  Securities Fund
  (GrandMaster
  flex3(TM))
                         2004         68      14.63          1,002              -           1.13%           1.55%          16.67%
                         2003         34      12.54            421              -           0.00%           1.55%          25.40%
  Templeton Foreign
  Securities Fund
  (Grandmaster(TM))
                         2004         33      14.69            478              -           1.06%           1.35%          16.87%
                         2003         15      12.57            184              -           0.00%           1.35%          25.70%
  Templeton Foreign
  Securities Fund
  (Pinnacleplus(TM))
                         2004         13      13.70            178              -           1.22%           1.67%          16.50%
                         2003          3      11.76             36              -           0.00%           1.67%          17.60%
  Templeton Foreign
  Securities Fund
  (AnnuiChoice(TM))
                         2004         62      14.80            924              -           0.94%           1.00%          17.37%
                         2003         23      12.61            291              -           0.00%           1.00%          26.10%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Templeton Foreign
  Securities Fund
  (IQ Advisor
  Standard(TM))
                         2004          5   $  11.52   $         54   $          -           0.00%           0.60%          15.20%
  Templeton Growth
  Securities
  (AnnuiChoice(TM))
                         2004         30      14.34            437              -           1.64%           1.00%          14.81%
                         2003          7      12.49             88              -           0.00%           1.00%          24.90%
  Templeton Growth
  Securities
  (GrandMaster
  flex3(TM))
                         2004         90      14.19          1,271              -           1.03%           1.55%          14.25%
                         2003         43      12.42            536              -           0.00%           1.55%          24.20%
  Templeton Growth
  Securities
  (Grandmaster(TM))
                         2004         64      14.24            907              -           0.86%           1.35%          14.38%
                         2003         31      12.45            387              -           0.00%           1.35%          24.50%
  Templeton Growth
  Securities (IQ
  Annuity(TM))
                         2004         72      14.22          1,020              -           1.42%           1.45%          14.40%
                         2003          9      12.43            109              -           0.00%           1.45%          24.30%
  Templeton Growth
  Securities
  (Pinnacleplus(TM))
                         2004          6      13.17             73              -           0.82%           1.67%          14.12%
  Van Kampen LIT
  Comstock
  (AnnuiChoice(TM))
                         2004         57      14.30            816              -           0.54%           1.00%          16.26%
                         2003         23      12.30            282              -           0.00%           1.00%          23.00%
  Van Kampen LIT
  Comstock (GrandMaster
  flex3(TM))
                         2004         62      14.14            872              -           0.66%           1.55%          15.62%
                         2003         43      12.23            529              -           0.00%           1.55%          22.30%
  Van Kampen LIT
  Comstock
  (Grandmaster(TM))
                         2004         39      14.20            560              -           0.63%           1.35%          15.92%
                         2003         12      12.25            144              -           0.00%           1.35%          22.50%
  Van Kampen LIT
  Comstock (IQ
  Annuity(TM))
                         2004        115      14.17          1,626              -           0.23%           1.45%          15.77%
                         2003         13      12.24            155              -           0.00%           1.45%          22.40%
  Van Kampen LIT
  Comstock
  (Pinnacleplus(TM))
                         2004         11      13.03            138              -           0.71%           1.67%          15.41%
                         2003          4      11.29             41              -           0.00%           1.67%          12.90%
  Van Kampen LIT
  Emerging Growth
  (AnnuiChoice(TM))
                         2004          4      12.65             52              -           0.00%           1.00%           5.68%
                         2003          4      11.97             51              -           0.00%           1.00%          19.70%
  Van Kampen LIT
  Emerging Growth
  (GrandMaster
  flex3(TM))
                         2004          4      12.51             56              -           0.00%           1.55%           5.13%
                         2003          -      11.90              -              -           0.00%           1.55%          19.00%
  Van Kampen LIT
  Emerging Growth
  (Grandmaster(TM))
                         2004          6      12.56             69              -           0.00%           1.35%           5.28%
                         2003          5      11.93             65              -           0.00%           1.35%          19.30%
  Van Kampen LIT
  Emerging Growth (IQ
  Annuity(TM))
                         2004          1      12.54             16              -           0.00%           1.45%           5.20%
                         2003          -*     11.92              6              -           0.00%           1.45%          19.20%
  Van Kampen LIT
  Emerging Growth
  (Pinnacleplus(TM))
                         2004          1      11.12              6              -           0.00%           1.67%           5.00%
  Van Kampen UIF
  Emerging Markets Debt
  (Grandmaster(TM))
                         2004         21      13.52            284          1,013           9.82%           1.35%           8.59%
                         2003         28      12.45            349              -           0.00%           1.35%          24.50%
  Van Kampen UIF
  Emerging Markets Debt
  (IQ Annuity(TM))
                         2004         20      13.49            270          1,080           9.39%           1.45%           8.44%
                         2003         36      12.44            450              -           0.00%           1.45%          24.40%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF
  Emerging Markets Debt
  (Pinnacleplus(TM))
                         2004          5   $  11.84   $         60   $        274          10.73%           1.67%           8.23%
                         2003          1      10.94              8              -           0.00%           1.67%           9.40%
  Van Kampen UIF
  Emerging Markets
  Equity
  (AnnuiChoice(TM))
                         2004         48      17.58            840              -           0.52%           1.00%          21.75%
                         2003          5      14.44             69              -           0.00%           1.00%          44.40%
  Van Kampen UIF
  Emerging Markets
  Equity (GrandMaster
  flex3(TM))
                         2004         23      17.39            401              -           0.67%           1.55%          21.10%
                         2003          9      14.36            132              -           0.00%           1.55%          43.60%
  Van Kampen UIF
  Emerging Markets
  Equity
  (Grandmaster(TM))
                         2004          2      17.46             37              -           1.09%           1.35%          21.33%
                         2003          1      14.39             17              -           0.00%           1.35%          43.90%
  Van Kampen UIF
  Emerging Markets
  Equity (IQ
  Annuity(TM))
                         2004         88      17.42          1,535              -           1.54%           1.45%          21.22%
                         2003          4      14.37             60              -           0.00%           1.45%          43.70%
  Van Kampen UIF
  Emerging Markets
  Equity
  (Pinnacleplus(TM))
                         2004          4      15.24             64              -           0.73%           1.67%          20.95%
                         2003          5      12.60             67              -           0.00%           1.67%          26.00%
  Van Kampen UIF U.S.
  Real Estate
  (Pinnacleplus(TM))
                         2004         19      15.41            296          2,814           2.11%           1.67%          33.77%
                         2003          3      11.52             29              -           0.00%           1.67%          15.20%
  Van Kampen UIF U.S.
  Real Estate
  (Grandmaster(TM))
                         2004         41      17.73            732          7,433           1.81%           1.35%          34.22%
                         2003         34      13.21            455              -           0.00%           1.35%          32.10%
  Van Kampen UIF U.S.
  Real Estate (IQ
  Annuity(TM))
                         2004         28      17.69            497          5,504           2.11%           1.45%          34.12%
                         2003         13      13.19            172              -           0.00%           1.45%          31.90%
  Van Kampen UIF U.S.
  Real Estate (IQ
  Advisor Standard(TM))
                         2004          3      13.43             38              -           0.00%           0.60%          34.30%
CLASS B:
  Scudder VIT  EAFE
  Equity Index (IQ
  Advisor Standard(TM))
                         2004          5      11.58             54              -           0.00%           0.60%          15.80%
  Scudder VIT EAFE
  Equity Index
  (AnnuiChoice(TM))
                         2004        112      12.26          1,378              -           0.63%           1.00%          17.66%
                         2003          7      10.42             74              -           2.10%           1.00%          31.57%
                         2002          2       7.92             15              -           5.85%           1.00%         (20.80%)
  Scudder VIT EAFE
  Equity Index
  (GrandMaster
  flex3(TM))
                         2004         92      11.69          1,071              -           1.63%           1.55%          17.02%
                         2003         31       9.99            308              -           5.68%           1.55%          30.93%
                         2002          0       7.63              1              -           2.33%           1.55%         (23.70%)
  Scudder VIT EAFE
  Equity Index
  (Grandmaster(TM))
                         2004         30      11.69            353              -           0.00%           1.35%          16.90%
  Scudder VIT EAFE
  Equity Index
  (IQ3(TM))
                         2004        351      11.93          4,193              -           0.80%           1.45%          16.96%
                         2003         28      10.20            289              -           3.01%           1.45%          31.11%
                         2002         22       7.78            175              -           2.90%           1.45%         (22.20%)
  Scudder VIT EAFE
  Equity Index
  (Pinnacleplus(TM))
                         2004         30      13.89            420              -           0.94%           1.67%          16.82%
                         2003          2      11.89             20              -           0.00%           1.67%          18.90%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                     CAPITAL GAIN    INVESTMENT
                                  UNITS      UNIT      NET ASSETS      DIVIDEND        INCOME         EXPENSE          TOTAL
      DIVISION          YEAR     (000S)     VALUE        (000S)      DISTRIBUTION     RATIO (1)        RATIO         RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT Equity
  500 Index
  (AnnuiChoice(TM))
                         2004        132   $  11.61   $      1,528   $          -           0.72%           1.00%           9.22%
                         2003         51      10.63            540              -           0.43%           1.00%          26.55%
                         2002         11       8.40             91              -           1.88%           1.00%         (16.00%)
  Scudder VIT Equity
  500 Index
  (GrandMaster
  flex3(TM))
                         2004        168      10.99          1,843              -           0.61%           1.55%           8.60%
                         2003        107      10.12          1,087              -           0.49%           1.55%          25.87%
                         2002          7       8.04             55              -           4.21%           1.55%         (19.60%)
  Scudder VIT Equity
  500 Index
  (Grandmaster(TM))
                         2004         92      10.94          1,008              -           0.00%           1.35%           9.40%
  Scudder VIT Equity
  500 Index (IQ3(TM))
                         2004        485      11.44          5,553              -           0.23%           1.45%           8.75%
                         2003         95      10.52            995              -           0.64%           1.45%          25.99%
                         2002         25       8.35            208              -           2.39%           1.45%         (16.50%)
  Scudder VIT Equity
  500 Index
  (Pinnacleplus(TM))
                         2004         10      11.99            126              -           0.78%           1.67%           8.51%
                         2003          7      11.05             74              -           0.00%           1.67%          10.50%
  Scudder VIT Equity
  500 Index (IQ Advisor
  Standard(TM))
                         2004          9      10.76            100              -           0.00%           0.60%           7.60%
  Scudder VIT Small Cap
  Index
  (AnnuiChoice(TM))
                         2004         59      12.94            761              -           0.27%           1.00%          16.26%
                         2003         97      11.13          1,078              -           0.05%           1.00%          44.55%
                         2002          -*      7.70              2              1           0.99%           1.00%         (23.00%)
  Scudder VIT Small Cap
  Index (GrandMaster
  flex3(TM))
                         2004         21      12.66            267              -           0.24%           1.55%          15.72%
                         2003         46      10.94            499              -           0.22%           1.55%          43.76%
                         2002          2       7.61             17              9           4.94%           1.55%         (23.90%)
  Scudder VIT Small Cap
  Index
  (Grandmaster(TM))
                         2004          2      11.57             24              -           0.00%           1.35%          15.70%
  Scudder VIT Small
  Cap Index (IQ3(TM))
                         2004        109      12.68          1,381              -           0.27%           1.45%          15.69%
                         2003         45      10.96            491              -           0.70%           1.45%          44.02%
                         2002         17       7.61            129             76           1.57%           1.45%         (23.90%)
  Scudder VIT Small Cap
  Index
  (Pinnacleplus(TM))
                         2004         13      13.35            172              -           0.18%           1.67%          15.48%
                         2003          3      11.56             40              -           0.00%           1.67%          15.60%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

FINANCIAL STATEMENTS (STATUTORY BASIS)

Integrity Life Insurance Company

Years ended December 31, 2004 and 2003 with Report of Independent Registered Public Accounting Firm

                        Integrity Life Insurance Company

                              Financial Statements

                                (Statutory Basis)

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                             2
Statements of Operations (Statutory Basis)                                   4
Statements of Changes in Capital and Surplus (Statutory Basis)               5
Statements of Cash Flows (Statutory Basis)                                   6
Notes to Financial Statements (Statutory Basis)                              8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Integrity Life Insurance Company as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

                                                /s/ Ernst & Young LLP

Cincinnati, Ohio
April 15, 2005

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                            DECEMBER 31,
                                                         2004          2003
                                                     ---------------------------
                                                           (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
  Bonds                                              $  1,325,918   $  1,214,228
  Preferred stocks                                         22,112         94,537
  Investment in common stock of subsidiary                 98,137         91,899
  Non-affiliated common stocks                            102,176        122,095
  Mortgage loans                                           15,522         16,252
  Policy loans                                            113,740        113,585
  Cash and short-term investments                          95,664         29,363
  Other invested assets                                         -          1,127
  Receivable for securities                                 1,632          9,171
                                                     ---------------------------
Total cash and invested assets                          1,774,901      1,692,257

Separate account assets                                 2,196,650      2,041,062
Accrued investment income                                  19,753         18,421
Net deferred income tax asset                              14,059         15,901
Receivable from affiliates                                 12,141            997
Reinsurance balances recoverable                            1,433         15,083
Other admitted assets                                       1,886          2,079

                                                     ---------------------------
Total admitted assets                                $  4,020,823   $  3,785,800
                                                     ===========================

                                                            DECEMBER 31,
                                                        2004            2003
                                                     ---------------------------
                                                          (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                        $  1,533,116   $  1,545,653
    Unpaid claims                                              78            142
    Deposits on policies to be issued, net                  2,126          1,728
                                                     ---------------------------
  Total policy and contract liabilities                 1,535,320      1,547,523

  Separate account liabilities                          2,176,650      2,013,062
  Accounts payable and accrued expenses                     7,849          8,557
  Transfers to (from) separate accounts due, net            5,904        (31,304)
  Payable for securities                                   13,295            169
  Asset valuation reserve                                  34,960         44,725
  Interest maintenance reserve                                  -         21,995
  Borrowed money                                                -          6,943
  Other liabilities                                         1,850            784
                                                     ---------------------------
Total liabilities                                       3,775,828      3,612,454

Capital and surplus:
  Common stock, $2 par value, 1,500,000 shares
    authorized, issued and outstanding                      3,000          3,000
  Paid-in surplus                                         405,795        305,795
  Unassigned deficit                                     (163,800)      (135,449)
                                                     ---------------------------
Total capital and surplus                                 244,995        173,346
                                                     ---------------------------
Total liabilities and capital and surplus            $  4,020,823   $  3,785,800
                                                     ===========================

SEE ACCOMPANYING NOTES.

                   Statements of Operations (Statutory Basis)

                                                                        YEAR ENDED DECEMBER 31,
                                                                         2004            2003
                                                                    ------------------------------
                                                                            (IN THOUSANDS)
Premiums and other revenues:
  Premiums and annuity considerations                               $     324,867    $     326,151
  Net investment income                                                    90,612           90,593
  Amortization of the interest maintenance reserve                            489              815
  Reserve adjustments on reinsurance ceded                               (109,667)         (50,435)
  Fees from management of separate account mutual funds                    15,504           13,676
  Other revenues                                                            3,827            3,856
                                                                    ------------------------------
Total premiums and other revenues                                         325,632          384,656

Benefits paid or provided:
  Death benefits                                                            5,162            4,447
  Annuity benefits                                                         46,853           40,329
  Surrender benefits                                                      230,659          241,771
  Payments on supplementary contracts                                       1,704            1,678
  Increase (decrease) in insurance and annuity reserves                   (11,175)           6,857
  Other benefits                                                            1,333            1,666
                                                                    ------------------------------
Total benefits paid or provided                                           274,536          296,748

Insurance expenses and other deductions:
  Commissions                                                              20,139           19,588
  General expenses                                                         19,516           19,971
  Taxes, licenses and fees                                                  1,089            1,105
  Net transfers to (from) separate accounts                                12,136           (7,853)
  Other                                                                      (702)           1,604
                                                                    ------------------------------
Total insurance expenses and other deductions                              52,178           34,415
                                                                    ------------------------------
Gain (loss) from operations before federal income tax expense
  and net realized capital gains (losses)                                  (1,082)          53,493

Federal income tax expense                                                  1,283            7,956
                                                                    ------------------------------
Gain (loss) from operations before net realized capital
  gains (losses)                                                           (2,365)          45,537

Net realized capital gains (losses)                                        31,640           (7,629)
                                                                    ------------------------------
Net income                                                          $      29,275    $      37,908
                                                                    ==============================

SEE ACCOMPANYING NOTES.

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2004 and 2003

                                                        COMMON          PAID-IN        UNASSIGNED     TOTAL CAPITAL
                                                         STOCK          SURPLUS         DEFICIT        AND SURPLUS
                                                     --------------------------------------------------------------
                                                                            (IN THOUSANDS)
Balance, January 1, 2003                             $       3,000   $     305,795   $    (108,946)   $     199,849

Net income                                                       -               -          37,908           37,908
Change in net deferred income tax asset                          -               -          13,410           13,410
Net change in unrealized gain
  of subsidiary                                                  -               -          (4,208)          (4,208)
Net change in unrealized loss
  on investment securities                                       -               -         (39,043)         (39,043)
Net change in nonadmitted
  assets and related items                                       -               -         (37,289)         (37,289)
Decrease in asset valuation
  reserve                                                        -               -          22,855           22,855
Change in surplus in
  separate accounts                                              -               -         (20,139)         (20,139)
Other changes in unassigned
  surplus                                                        -               -               3                3
                                                     --------------------------------------------------------------
Balance, December 31, 2003                                   3,000         305,795        (135,449)         173,346

Net income                                                       -               -          29,275           29,275
Change in net deferred income tax asset                          -               -             835              835
Net change in unrealized loss
  of subsidiary                                                  -               -         (18,762)         (18,762)
Net change in unrealized loss
  on investment securities                                       -               -         (23,571)         (23,571)
Net change in nonadmitted
  assets and related items                                       -               -         (17,608)         (17,608)
Increase in asset valuation
  reserve                                                        -               -           9,765            9,765
Change in reserve on account of change
  in valuation basis                                             -               -           2,200            2,200
Change in surplus in
  separate accounts                                              -               -         (10,485)         (10,485)
Capital contribution                                             -         100,000               -          100,000
                                                     --------------------------------------------------------------
Balance, December 31, 2004                           $       3,000   $     405,795   $    (163,800)   $     244,995
                                                     ==============================================================

                   Statements of Cash Flows (Statutory Basis)

                                                            YEAR ENDED DECEMBER 31,
                                                              2004           2003
                                                          ----------------------------
                                                                 (IN THOUSANDS)
OPERATIONS:
Premiums, policy proceeds and other
  considerations received                                 $    336,225    $    325,411
Net investment income received                                  87,898          85,024
Insurance expenses paid                                        (40,749)        (42,484)
Benefits paid                                                 (392,866)       (350,869)
Other income received net of other expenses paid                19,331          17,532
Net transfers from separate accounts                            25,071          35,985
                                                          ----------------------------
Net cash provided by operations                                 34,910          70,599

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
    Bonds                                                      746,426         867,726
    Stocks                                                      88,211          86,576
    Mortgage loans                                                 730           1,813
    Other invested assets                                        1,139               -
    Miscellaneous proceeds                                      37,795          87,484
                                                          ----------------------------
Net proceeds from sales, maturities, or repayments
  of investments                                               874,301       1,043,599

                                                            YEAR ENDED DECEMBER 31,
                                                              2004           2003
                                                          ----------------------------
                                                                 (IN THOUSANDS)
Cost of investments acquired:
  Bonds                                                   $    844,051    $    958,182
  Common stocks                                                 51,941          28,386
  Miscellaneous applications                                    18,440          75,368
                                                          ----------------------------
Total cost of investments acquired                             914,432       1,061,936
Net increase in policy loans                                       155             267
                                                          ----------------------------
Net cash used in investment activities                         (40,286)        (18,604)

FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
  Capital and paid in surplus, less treasury stock             100,000               -
  Deposits on deposit-type contract funds and other
    insurance liabilities                                        1,528               -
                                                          ----------------------------
Total other cash provided                                      101,528               -

Other cash applied:
  Borrowed money                                                 6,943          23,632
  Other applications, net                                       22,908          21,102
                                                          ----------------------------
Total other cash applied                                        29,851          44,734
                                                          ----------------------------
Net cash provided by (used in) financing and
  miscellaneous activities                                      71,677         (44,734)
                                                          ----------------------------
Net increase in cash and short-term investments                 66,301           7,261

Cash and short-term investments at beginning of year            29,363          22,102
                                                          ----------------------------
Cash and short-term investments at end of year            $     95,664    $     29,363
                                                          ============================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                            December 31,2004 and 2003

A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Integrity Life Insurance Company ("the Company") is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of Ohio and currently licensed in 47 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company's wholly owned insurance subsidiary, National Integrity Life Insurance Company ("National Integrity"), is currently licensed in eight states and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. ("Fort Washington"), a registered investment adviser, is a non-life insurance subsidiary of W&S and is the investment manager for the Company.

The Company and National Integrity have been assigned a AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for financial strength from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from U.S. generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.

The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

SUBSIDIARY

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred income tax assets and other assets not specifically designated as an admitted asset within the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUM AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                                     2004            2003
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
  Net income as reported in the accompanying statutory basis
    financial statements                                         $     29,275    $     37,908

  Deferred policy acquisition costs, net of amortization                8,334           9,083
  Deferred sales inducements, net of amortization                       1,116               -
  Adjustments to customer deposits                                     (3,562)          4,087
  Adjustments to invested asset carrying values at
    acquisition date                                                    8,474          12,086
  Amortization of value of insurance in force                         (14,370)        (17,281)
  Amortization of interest maintenance reserve                           (489)           (815)
  Adjustments for realized investment gains/losses                    (18,066)        (61,542)
  Adjustments for federal income tax expense                           (1,695)         25,605
  Investment in subsidiary                                             10,920          12,907
  Income from modco reinsurance treaty                                 (3,222)        (48,006)
  Other                                                                  (928)            345
                                                                 ----------------------------
  Net income (loss), GAAP basis                                  $     15,787    $    (25,623)
                                                                 ============================

                                                                         DECEMBER 31,
                                                                     2004            2003
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
  Capital and surplus as reported in the accompanying
    statutory basis financial statements                         $    244,995    $    173,346

  Adjustments to customer deposits                                    (56,698)       (125,891)
  Adjustments to invested asset carrying values                       162,998          20,287
  Asset valuation reserve and interest maintenance reserve             34,960          66,720
  Value of insurance in force                                          45,395          86,428
  Deferred policy acquisition costs                                    12,534          70,036
  Deferred sales inducements                                            3,018               -
  Adjustments to investment in subsidiary excluding net
    unrealized gains (losses)                                          69,795          93,893
  Other                                                               (50,492)        (65,757)
                                                                 ----------------------------
  Stockholder's equity, GAAP basis                               $    466,505    $    319,062
                                                                 ============================

INVESTMENTS

Bonds, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

  Bonds not backed by other loans are principally stated at amortized cost using the interest method.

  Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

  Preferred stocks are reported at cost.

  Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains and losses are reported in unassigned surplus along with any adjustment for federal income taxes.

  There are no restrictions on non-affiliated common or preferred stocks.

  The Company's investment in its insurance subsidiary is reported at the equity in the underlying statutory basis of National Integrity's net assets. Changes in the admitted asset carrying amount of the investment are credited or charged directly to unassigned surplus.

  Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUND ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

During 2004 and 2003, the Company entered into several dollar-roll reverse repurchase agreements. The transactions were reflected as financing transactions, requiring the asset and the liability for the repurchase to remain on the Company's financial statements. As of December 31, 2004, there were no mortgage-backed securities subject to the agreements. Included in the Company's available for sale portfolio is approximately $6.9 million of mortgage-backed securities subject to the agreements at December 31, 2003.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts and market value adjustment annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2003 amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2004 financial presentation.

B. INVESTMENTS

The cost or amortized cost and the fair value of bonds is summarized as follows:

                                                 COST OR          GROSS          GROSS
                                                AMORTIZED       UNREALIZED     UNREALIZED
                                                   COST           GAINS          LOSSES        FAIR VALUE
                                              -------------------------------------------------------------
                                                                      (IN THOUSANDS)
   At December 31, 2004:
     Mortgage-backed securities               $     295,406   $       2,446   $       1,378   $     296,474
     Corporate securities/ABS                     1,002,081          88,384          19,673       1,070,793
     U.S. Treasury securities and
       obligations of U.S.
       government agencies                           13,981             268              13          14,235
     States and political subdivisions               14,450              24             423          14,051
                                              -------------------------------------------------------------
   Total                                      $   1,325,918   $      91,122   $      21,487   $   1,395,553
                                              =============================================================

   At December 31, 2003:
     Mortgage-backed securities               $     286,654   $       2,692   $       1,650   $     287,696
     Corporate securities/ABS                       903,178          78,724          35,910         945,992
     U.S. Treasury securities and
       obligations of U.S.
       government agencies                           11,641             530              18          12,153
     States and political subdivisions               12,755               -             733          12,022
                                              -------------------------------------------------------------
   Total                                      $   1,214,228   $      81,946   $      38,311   $   1,257,863
                                              =============================================================

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities are shown below:

                                                 UNREALIZED LOSSES LESS
                                                   THAN OR EQUAL TO 12          UNREALIZED LOSSES GREATER
                                                         MONTHS                      THAN 12 MONTHS
                                              -------------------------------------------------------------
                                                UNREALIZED       ESTIMATED     UNREALIZED       ESTIMATED
                                                  LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
                                              -------------------------------------------------------------
                                                                     (IN THOUSANDS)
   At December 31, 2004:
     Mortgage-backed securities               $         843   $      78,718   $         535   $      12,869
     Corporate securities/ABS                         2,937          98,296          16,736         139,047
     U.S. Treasury securities and
       obligations of U.S.
       government agencies                               13           2,255               -               -
     States and political
       subdivisions                                       -               -             423           8,027
                                              -------------------------------------------------------------
   Total                                      $       3,793   $     179,269   $      17,694   $     159,943
                                              =============================================================

   At December 31, 2003:
     Mortgage-backed securities               $       1,280   $     127,824   $         370   $       3,907
     Corporate securities/ABS                         5,187         159,724          30,723         132,147
     U.S. Treasury securities and
       obligations of U.S.
       government agencies                               18           1,102               -               -
     States and political
       subdivisions                                     733          12,022               -               -
                                              -------------------------------------------------------------
   Total                                      $       7,218   $     300,672   $      31,093   $     136,054
                                              =============================================================

If a security's fair value becomes lower than its book value, the security is placed on the watch list. When a security is placed on the watch list, it is monitored for further market value changes and additional news related to the issuer's financial condition. The focus is on objective evidence that may influence the evaluation of impairment factors.

The decision to impair a security incorporates both quantitative criteria and qualitative information. The Company considers a number of factors including, but not limited to: (a) the length of time and the extent to which the fair value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

The Company's decision to impair a security is primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities that are impaired, the security is adjusted to fair value and the resulting losses are recognized in realized gains/losses in the statements of operations.

Investments that are impaired at December 31, 2004, for which an other-than-temporary impairment has not been recognized consist mainly of corporate bond issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss at December 31, 2004, is approximately 5.7% of the amortized cost of these securities. There are a total of 106 securities held that are considered temporarily impaired, 26 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

A summary of the cost or amortized cost and fair value of the Company's bonds at December 31, 2004, by contractual maturity, is as follows:

                                            COST OR
                                           AMORTIZED
                                             COST        FAIR VALUE
                                         ---------------------------
                                                (IN THOUSANDS)
   Years to maturity:
     One or less                         $     20,452   $     20,843
     After one through five                   130,986        135,901
     After five through ten                   335,635        353,933
     After ten                                543,440        588,401
     Mortgage-backed securities               295,406        296,474
                                         ---------------------------

   Total                                 $  1,325,918   $  1,395,553
                                         ===========================

Proceeds from the sales of investments in bonds during 2004 and 2003 were $98.8 million and $203.9 million, respectively; gross gains of $15.0 million and $6.4 million, and gross losses of $1.6 million and $3.5 million were realized on those sales, respectively.

At December 31, 2004 and 2003, bonds with an admitted asset value of $6.1 million and $6.1 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2004 and 2003, the Company held unrated or less-than-investment grade bonds and preferred stocks of $84.1 million and $173.8 million, respectively, with an aggregate fair value of $102.1 million and $173.6 million, respectively. Those holdings amounted to 6.2% and 13.3% of the Company's investments in bonds and preferred stocks at December 31, 2004 and 2003, respectively, and approximately 2.1% and 4.6% of the Company's total admitted assets at December 31, 2004 and 2003, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

Unrealized gains and losses on investment in subsidiary and non-affiliated common stocks are reported directly in surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments and redeemable preferred stocks are summarized as follows:

                                                          GROSS        GROSS
                                                        UNREALIZED   UNREALIZED
                                              COST        GAINS        LOSSES     FAIR VALUE
                                           -------------------------------------------------
                                                              (IN THOUSANDS)
At December 31, 2004:
  Preferred stocks                         $   22,112   $        -   $      775   $   21,337
                                           =================================================
  Non-affiliated common stocks             $   27,163   $   75,073   $       61   $  102,176
  Subsidiary                                  123,125            -       24,987       98,137
                                           -------------------------------------------------
                                           $  150,288   $   75,073   $   25,048   $  200,313
                                           =================================================

At December 31, 2003:
  Preferred stocks                         $   94,537   $    1,623   $   18,160   $   78,000
                                           =================================================
  Non-affiliated common stocks             $    7,702   $  115,146   $      753   $  122,095
  Subsidiary                                   98,125            -        6,226       91,899
                                           -------------------------------------------------
                                           $  105,827   $  115,146   $    6,979   $  213,994
                                           =================================================

Proceeds from the sale of investments in equity securities during 2004 and 2003 were $82.7 million and $65.8 million, respectively. Gross gains of $21.4 million and $57.0 million and gross losses of $13.1 million and $.0 million were realized on those sales in 2004 and 2003, respectively.

The Company's mortgage loan portfolio is primarily comprised of commercial and agricultural loans. The Company made no new mortgage loans during 2004 or 2003. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2004 and 2003, the Company held no mortgages with interest more than 180 days past due. During 2004, excluding adjustments on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced.

Major categories of the Company's net investment income are summarized as follows:

                                              YEAR ENDED DECEMBER 31,
                                                2004          2003
                                             ------------------------
                                                 (IN THOUSANDS)
  Income:
    Bonds                                    $   77,291    $   73,946
    Preferred stocks                              1,511         5,847
    Unaffiliated common stocks                    2,008         2,449
    Mortgage loans                                1,350         1,292
    Policy loans                                  8,752         8,707
    Cash and short-term investments               1,034           695
    Other investment income                         144            84
                                             ------------------------
  Total investment income                        92,090        93,020

  Investment expenses                            (1,478)       (2,427)
                                             ------------------------

  Net investment income                      $   90,612    $   90,593
                                             ========================

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR, as follows:

                                             YEAR ENDED DECEMBER 31,
                                                2004          2003
                                             -----------------------
                                                 (IN THOUSANDS)
  Realized capital gains (losses)            $   18,440   $   (6,544)
  Less amount transferred to IMR                 13,200        1,085
                                             -----------------------
  Net realized capital gains (losses)        $   31,640   $   (7,629)
                                             =======================

Realized capital losses include $3.2 million and $66.7 million related to securities that have experienced an other-than-temporary decline in value during 2004 and 2003, respectively.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for equity securities are shown below:

                                        UNREALIZED LOSSES LESS
                                          THAN OR EQUAL TO 12        UNREALIZED LOSSES GREATER
                                                MONTHS                     THAN 12 MONTHS
                                      ---------------------------------------------------------
                                       UNREALIZED      ESTIMATED     UNREALIZED     ESTIMATED
                                         LOSSES       FAIR VALUE       LOSSES       FAIR VALUE
                                      ---------------------------------------------------------
                                                           (IN THOUSANDS)
At December 31, 2004:
  Preferred stocks                    $        775   $     21,337   $          -   $          -
                                      =========================================================
  Non-affiliated common stocks        $         61   $      7,622   $          -   $          -
                                      =========================================================

At December 31, 2003:
  Preferred stocks                    $          -   $          -   $     18,160   $     53,216
                                      =========================================================
  Non-affiliated common stocks        $        753   $      4,289   $          -   $          -
                                      =========================================================

C. FINANCIAL INSTRUMENTS

The Company has offered equity-indexed products through its separate accounts. In connection with these products, the Company purchased over-the-counter call options from Citibank N.A., New York, and custom-tailored options from W&S. These options, which are held by the separate account, are recorded at market value of $3.2 million and $9.5 million at December 31, 2004 and 2003, respectively. Unrealized market value gains and losses on the option contracts are recorded in the separate account statements of operations to hedge against the Company's obligation to pay equity-indexed returns to policyholders.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the financial instruments, but does not expect any counterparties to fail to meet their obligations given their high credit ratings.

D. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND EQUITY SECURITIES

Fair values for bonds and equity securities are based on quoted market prices where available. For bonds and equity securities for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below.

For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                                     DECEMBER 31, 2004             DECEMBER 31, 2003
                                                ---------------------------------------------------------
                                                  CARRYING         FAIR         CARRYING         FAIR
                                                   AMOUNT         VALUE          AMOUNT         VALUE
                                                ---------------------------------------------------------
                                                                       (IN THOUSANDS)
Assets:
  Bonds                                         $  1,325,918   $  1,395,553   $  1,214,228   $  1,257,863
  Preferred stocks                                    22,112         21,337         94,537         78,000
  Non-affiliated common stocks                       102,176        102,176        122,095        122,095
  Mortgage loans                                      15,522         15,522         16,252         16,252
  Policy loans                                       113,740        113,740        113,585        113,585
  Cash and short-term investments                     95,664         95,664         29,363         29,363
  Separate account assets                          2,196,650      2,196,650      2,041,062      2,041,062

Liabilities:
  Life and annuity reserves for
    investment-type contracts and
    deposit fund liabilities                    $  1,247,887   $  1,454,227   $  1,251,325   $  1,422,143
  Separate accounts annuity
    reserves                                       2,159,483      2,115,749      1,979,347      1,958,863

E. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The Company has a modified coinsurance agreement with W&S, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                YEAR ENDED DECEMBER 31,
                                                 2004            2003
                                             ----------------------------
                                                    (IN THOUSANDS)
  Direct premiums and amounts assessed
    against policyholders                    $    334,558    $    345,829
  Reinsurance assumed                                 201             498
  Reinsurance ceded                               (10,836)        (14,504)
                                             ----------------------------
  Net premiums, annuity considerations and
    deposit-type funds                       $    323,923    $    331,823
                                             ============================

The Company assumed $201,310 and $498,062 of variable life insurance premiums in 2004 and 2003, respectively, from a modified-coinsurance agreement with Symetra Life Insurance Company (formerly Safeco Life Insurance Company).

In 2004 and 2003, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                               YEAR ENDED DECEMBER 31,
                                                2004            2003
                                             ----------------------------
                                                    (IN THOUSANDS)
  Premiums and annuity considerations:
    Affiliates                               $      8,142    $     11,753
    Non-affiliates                                  2,694           2,751
  Benefits paid or provided:
    Affiliates                                    117,750         107,137
    Non-affiliates                                  4,276           6,800
  Policy and contract liabilities:*
    Non-affiliates                                 17,888          21,374

*AT YEAR END.

Besides the reinsurance agreement with W&S, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2004, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2004, if all reinsurance ceded agreements were cancelled is approximately $37.0 million.

F. FEDERAL INCOME TAXES

The Company files a consolidated return with National Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory basis financial reporting purposes.

As of December 31, 2004, the Company has net operating loss ("NOL") carryforwards of $23.7 million that will expire in years 2016 through 2019.

The components of the carryover for the Company are as follows:

                                                CARRYOVER     EXPIRATION DATES
                                             --------------   ----------------
                                             (IN THOUSANDS)
  General business credit carryover          $          338      2010 - 2013
  Foreign tax credit carryover                          145         2008
  AMT credit carryover                                2,460     Indefinitely
  Capital loss carryover                            158,650      2005 - 2006

The components of the net deferred income tax asset at December 31 are as follows:

                                                                2004             2003
                                                            -----------------------------
                                                                   (IN THOUSANDS)
  Gross deferred tax assets                                 $     174,300   $     178,160
  Gross deferred tax liabilities                                   26,234          43,621
  Deferred tax assets non-admitted                                134,007         118,638
  Increase (decrease) in deferred tax assets non-admitted          15,369          36,702

As of December 31, 2004, the Company had a balance of $1.7 million in its Policyholder Surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

Current income taxes incurred consists of the following major components:

                                                     YEAR ENDED DECEMBER 31,
                                                      2004            2003
                                                  ----------------------------
                                                         (IN THOUSANDS)
  Current year income tax (benefit)               $       (874)   $     21,717
  Alternative minimum tax                                  114               -
                                                  ----------------------------
  Federal income tax (benefit) incurred                   (760)         21,717

  Tax sharing adjustment                                 2,043         (13,761)
                                                  ----------------------------
  Current federal income tax incurred             $      1,283    $      7,956
                                                  ============================

The main components of the deferred tax amounts at December 31 are as follows:

                                                      2004           2003
                                                  ---------------------------
                                                         (IN THOUSANDS)
  Gross Deferred Tax Assets ("DTAs"):
    Reserves                                      $      7,854   $     17,576
    Bonds/Stocks                                        64,941         74,345
    Deferred policy acquisition costs                    4,837          4,420
    Capital loss carryover                              55,930         57,385
    Tax credit carryovers                                2,942          2,828
    Fixed assets and other assets                          336            527
    Net operating loss carryover                         8,307          2,258
    Acquisition related goodwill                         1,394          1,543
    Deferred hedge losses                                2,081          2,312
    Reserve strengthening                               14,788          6,761
    Reinsurance ceded                                    7,507          7,507
    Other                                                3,383            698
                                                  ---------------------------
  Total DTAs                                      $    174,300   $    178,160
                                                  ===========================
  DTAs non-admitted                               $    134,007   $    118,638
                                                  ===========================
  Gross Deferred Tax Liabilities ("DTLs"):
  Stocks /bonds deferred future gains             $     26,234   $     43,621
                                                  ---------------------------
  Total DTLs                                      $     26,234   $     43,621
                                                  ===========================

Changes in DTAs and DTLs for the year ended December 31, 2004 are as follows:

                                     2004             2003           CHANGE
                                 ---------------------------------------------
                                                 (IN THOUSANDS)
  DTAs                           $     174,300   $     178,160   $      (3,860)
                                 =============================================
  DTAs non-admitted              $     134,007   $     118,638   $      15,369
                                 =============================================
  DTLs                           $      26,234   $      43,621   $     (17,387)
                                 =============================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                         YEAR END DECEMBER 31,
                                                                         2004            2003
                                                                      ----------------------------
                                                                             (IN THOUSANDS)
  Federal income tax expense (benefit) computed at statutory rate     $      6,075    $     16,052

  Amortization of value of insurance in force                                    -          (1,784)
  Adjustment to statutory reserves for tax purposes                         (9,722)           (769)
  Book capital losses in excess of tax                                      (2,227)         17,072
  Bond discount accrual                                                          -              (7)
  Deferred acquisition costs recorded for tax purposes                         533             338
  Amortization of interest maintenance reserve                                (171)           (285)
  Other                                                                      4,638          (8,900)
                                                                      ----------------------------
  Federal income tax expense (benefit)                                        (874)         21,717

  Alternative minimum tax                                                      114               -
  Tax sharing adjustment                                                     2,043         (13,761)
                                                                      ----------------------------
  Current federal income tax expense                                  $      1,283    $      7,956
                                                                      ============================

The Company paid $0.1 million in 2004 (AMT) and made no tax payments in 2003.

G. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends, without the approval of the Ohio Director of Insurance, only from unassigned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company's statutory unassigned surplus as of December 31, 2004 or (ii) the Company's statutory net income for the preceding year. The Company may not pay any dividends during 2005 without prior approval.

Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 2004, the Company did not receive any dividends from National Integrity.

The portion of unassigned deficit represented or reduced by each item below is as follows:

                                                        DECEMBER 31,
                                                     2004         2003
                                                  ------------------------
                                                       (IN THOUSANDS)
  Unrealized gains and losses                     $   74,780    $  111,043
  Non-admitted asset values                         (138,366)     (120,758)
  Separate account business                           44,340        31,304
  Asset valuation reserve                            (34,960)      (44,725)

Life/health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004 and 2003, the Company meets the RBC requirements.

H. RELATED PARTY TRANSACTIONS

The Company received a $100.0 million capital contribution from W&S during 2004. The Company did not receive a capital contribution from W&S during 2003. The 2004 capital contribution was in the form of cash. During 2004 and 2003, the Company made $25.0 million and $25.0 million, respectively, in capital contributions to National Integrity. Both the 2004 and 2003 capital contributions were in the form of cash. The Company paid no dividends during 2004 nor 2003.

W&S and Fort Washington perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. In addition, the Company provides National Integrity with certain business support services, including policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2004, the Company paid $0.8 million and $1.1 million to W&S and Ft. Washington, respectively, and received $10.8 million from National Integrity relating to these services. During 2003, the Company paid $0.4 million and $1.1 million to W&S and Ft. Washington, respectively, and received $11.4 million from National Integrity relating to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2004, the Company had amounts of $9.5 million, $1.9 million and $0.8 million due from W&S, National Integrity and Touchstone Securities, Inc. ("Touchstone"), respectively. Touchstone is an indirect wholly owned subsidiary of the Company's parent, W&S. At December 31, 2003, the Company had amounts of $5.5 million and $1.1 million due from W&S and Touchstone, respectively, and $5.7 million due to National Integrity. These amounts are generally settled on a monthly basis.

The Company participates in a short-term investment pool with W&S and its other affiliates, ("WASLAF"). Of the $9.5 million due from W&S at December 31, 2004, $9.7 million relates to the Company's investment in WASLAF and an amount due to W&S of $0.2 million relates to charges for certain administrative and special services described above. Of the $5.5 million due from W&S at December 31, 2003, $5.8 million relates to the Company's investment in WASLAF and an amount due to W&S of $0.3 million relates to charges for certain administrative and special services. Additionally, certain portfolios in the Company's separate accounts participated in WASLAF. At December 31, 2004 and 2003, there was $9.8 million and $10.1 million, respectively, in WASLAF, which is reported as separate account assets.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2004.

I. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2004 and 2003, the Company had an estimated accrued liability of $3.1 million and $3.5 million, respectively, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

J. ANNUITY RESERVES

At December 31, 2004, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                       AMOUNT      PERCENT
                                                                   -----------------------
                                                                   (IN THOUSANDS)
  Subject to discretionary withdrawal (with adjustment):
    With market value adjustment                                   $   1,203,659        35%
    At book value less surrender charge of 5% or more                    139,406         4
    At market value                                                      904,949        27
                                                                   -----------------------
  Total with adjustment or at market value                             2,248,014        66
  Subject to discretionary withdrawal (without adjustment)
    at book value with minimal or no charge or adjustment                513,894        15
  Not subject to discretionary withdrawal                                658,110        19
                                                                   -----------------------
  Total annuity reserves and deposit fund liabilities (before
    reinsurance)                                                       3,420,018       100%
                                                                                   =======
  Less reinsurance ceded                                                  13,852
                                                                   -------------
  Net annuity reserves and deposit fund liabilities                $   3,406,166
                                                                   =============

K. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities. The Company's equity-indexed annuities provide participation in the S&P 500 Price Index.

The Company's nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2004 is as follows:

                                       SEPARATE ACCOUNTS WITH GUARANTEES
                                ---------------------------------------------
                                                 NONINDEXED
                                                 GUARANTEED       NONINDEXED    NONGUARANTEED
                                                 LESS THAN /      GUARANTEED      SEPARATE
                                   INDEXED       EQUAL TO 4%     MORE THAN 4%     ACCOUNTS          TOTAL
                                -----------------------------------------------------------------------------
                                                                (IN THOUSANDS)
Premiums, deposits and other
  considerations                $           -   $     158,470   $      49,998   $      78,657   $     287,125
                                =============================================================================

Reserves for separate
  accounts with assets at
  fair value                    $      28,254   $     427,826   $     798,454   $     921,093   $   2,175,627
                                =============================================================================

Reserves for separate
  accounts by withdrawal
  characteristics:
    Subject to discretionary
      withdrawal (with
      adjustment):
        With market
          adjustment            $           -   $     407,696   $     795,963   $           -   $   1,203,659
        At book value
          without market
          value adjustment
          and with current
          surrender charge
          of 5% or more                 3,766          20,130           2,491               -          26,387
        At market value                     -               -               -         921,093         921,093
        At book value
          without market
          value adjustment
          and with current
          surrender charge
          of less than 5%              24,207               -               -               -          24,207
                                -----------------------------------------------------------------------------
    Total with adjustment
      or at market value               27,973         427,826         798,454         921,093       2,175,346
    Not subject to
      discretionary
      withdrawal                          281               -               -               -             281
                                -----------------------------------------------------------------------------
Total separate accounts
  reserves                      $      28,254   $     427,826   $     798,454   $     921,093   $   2,175,627
                                =============================================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2004 is presented below:

                                                                                     2004
                                                                                --------------
                                                                                (IN THOUSANDS)
  Transfers as reported in the statement of operations of the Separate
    Accounts Statement:
      Transfers to separate accounts                                            $      287,125
      Transfers from separate accounts                                                 275,044
                                                                                --------------
  Net transfers to separate accounts                                                    12,081

  Reconciling adjustments:
  Policy deductions and other expense reported elsewhere in the statement
    of operations                                                                       10,540
  Other changes in surplus in separate account statement                               (10,485)
                                                                                --------------

  Transfers as reported in the statement of operations                          $       12,136
                                                                                ==============

L. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

The Company issued business through the following managing general agents in 2004:

                                                             TYPE OF                         TOTAL
                                              EXCLUSIVE      BUSINESS        AUTHORITY     PREMIUMS
      NAME AND ADDRESS            EIN         CONTRACT       WRITTEN          GRANTED       WRITTEN
-------------------------------------------------------------------------------------------------------
                                                                                         (IN THOUSANDS)
Signature Financial Services
550 Pinetown Rd., Suite 208                                                  Writing
Ft. Washington, PA 19034       23-2590623       No       Fixed Annuities     premium       $  23,100

The aggregate remaining premiums written by other managing general agents for 2004 was $100.6 million.

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Section 1 - Condensed Financial Information for the Portfolios*

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            INTEGRITY LIFE SEPARATE ACCOUNT I:

            Report of Independent Registered Public Accounting Firm Statements of Assets and Liabilities as of December 31, 2004* Statement of Operations for the Year Ended December 31, 2004* Statements of Changes in Net Assets for the Years Ended December 31, 2004 and 2003*
            Notes to Financial Statements*

            INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Registered Public Accounting Firm
            Balance Sheets (Statutory Basis) as of December 31, 2004 and 2003* Statements of Operations (Statutory Basis) for the Years Ended December 31, 2004 and 2003*
            Statements of Changes in Capital and Surplus (Statutory Basis) for the Years Ended December 31, 2004 and 2003*
            Statements of Cash Flows (Statutory Basis) for the Years Ended December 31, 2004 and 2003*
            Notes to Financial Statements (Statutory Basis)*

(b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of Integrity Life Insurance Company (INTEGRITY) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8903), filed on September 19, 1986.

            2.      Not applicable.

            3.(a) Form of Selling/General Agent Agreement between Integrity and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. ("Touchstone Securities"). Incorporated by reference from Post Effective Amendment No.5 to Registrant's Form N-4 registration statement (File No. 33-56654) filed May 1, 2000.

            4.(a) Form of trust agreement. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-51268), filed on August 24, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on November 9, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form S-1 registration statement (File No. 33-51270), filed on August 24, 1992.

            4.(d) Forms of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on November 9, 1992.

            4.(e) Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51270), filed on November 10, 1992.

            4.(f) Form of rider for use in certain states eliminating the Guarantee Period Options. Incorporated by reference to Registrant's Form N-4 registration statement filed on December 31, 1992.

            4.(g) Alternate form of variable annuity contract for use in certain states. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

            5. Form of application. Incorporated by reference to Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            6.(a) Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

            6.(b) By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-56654), filed on April 28, 1995.

            7. Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

            8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8903), filed on February 28, 1992.

            8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

            8.(d) Form of Participation Agreement Among Variable Insurance Products Fund III, FDC and Integrity, dated February 1, 1997. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1997.

            8.(e) Form of participation Agreement among The Legends Funds, Inc. (formerly known as the Integrity Series Fund, Inc.) Touchstone Securities, Inc. (successor in interest to Integrity Financial Services, Inc.) and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed August 24, 1992.

            8.(f) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-44876) file November 13, 2000.

            8.(g) Form of Participation Agreement among Van Kampen Funds, Inc., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4

                    (File No. 33-44876) filed November 13, 2000.

            8.(h) Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and Integrity incorporated by reference to Registrant's registration statement on Form N-4 (File No. 333-44876) filed May 1, 2001.

            8.(I) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and Integrity Life Insurance Company incorporated by reference to Registrant's registration statement on Form N-4 (File No. 333-44876) filed December 30, 2002.

            9.      Opinion and Consent of Theresa M. Brunsman, filed herewith.

            10. Consent of Independent Registered Public Accounting Firm, filed herewith.

            11.     Not applicable.

            12.     Not applicable.

            13. Schedule for computation of performance quotations. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56654), filed on May 1, 1996.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director, Chairman of the Board

Edward J. Babbitt(1)                                    Director, Secretary

Dennis L. Carr(2)                                       Director, Executive Vice President, Finance and Actuarial

John R. Lindholm(2)                                     Director, President & CEO

Robert L. Walker(1)                                     Director

William J. Williams(1)                                  Director

Donald J. Wuebbling(1)                                  Director

OFFICERS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director, Chairman of the Board

John R. Lindholm(2)                                     Director, President and Chief Executive Officer

Dennis L. Carr(2)                                       Executive Vice President, Finance and Actuarial

James G. Kaiser(3)                                      Executive Vice President

Nicholas P. Sargen(4)                                   Senior Vice President, Chief Investment Officer

William H. Guth(2)                                      Senior Vice President

Edward J. Haines(2)                                     Senior Vice President

Kevin L. Howard(2)                                      Senior Vice President, General Counsel

Jill R. Keinsley(2)                                     Senior Vice President

Kenneth A. Palmer(2)                                    Senior Vice President

Barry P. Meyers(2)                                      Senior Vice President

Phillip E. King(1)                                      Vice President, Auditor

Sundeep Dronawat(2)                                     Vice President

Jane E. Atkinson(2)                                     Vice President

Paul M. Kruth(2)                                        Vice President

Gerald Rusnak(2)                                        Vice President

Denise L. Sparks(2)                                     Vice President

Richard K. Taulbee(1)                                   Vice President, Taxes

James J. Vance(1)                                       Vice President, Treasurer

M. Lisa Cooper(2)                                       Product Compliance Officer

David L. DiMartino(2)                                   Managing Actuary

Denward Chung(2)                                        Managing Actuary

Michael W. Collier(2)                                   Manager, New Business

Patricia L. Tackett(2)                                  Director of National Accounts

Steven E. Eggenspiller(2)                               Manager, Agent Licensing & Commissions

Joseph F. Vap(2)                                        Director, Financial Operations

Edward J. Babbitt(1)                                    Secretary

Meredith K. Hettinger(2)                                Assistant Secretary

Christopher J. Larkin(3)                                Assistant Secretary

Lee Ann Gaydosh(2)                                      Assistant Secretary

Theresa M. Brunsman(2)                                  Assistant Secretary, Assistant General Counsel

Thomas M. Barth(1)                                      Assistant Treasurer

Elaine M. Reuss(1)                                      Assistant Treasurer

Timothy D. Speed(1)                                     Assistant Treasurer

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2) Principal Business Address: 515 West Market Street, Louisville, Kentucky
    40202
(3) Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902
(4) Principal Business Address: 420 East Fourth Street, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

     Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

               Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by
                        WSLAC; ownership and operation of real estate.

               Ft.Washington Brokerage Services, Inc.; Ohio corporation; 100%
                        owned by WSLAC; registered investment advisor and broker dealer.

               IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100%
                        owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                        IFS Systems, Inc.; Delaware corporation; 100% owned by
                                   IFS; development, marketing and support of software systems.

                        IFS Insurance Agency, Inc.; Ohio corporation; 99% owned
                                   by IFS, 1% owned by William F. Ledwin;
                                   general insurance agency.

                        Touchstone Securities, Inc.; Nebraska corporation; 100%
                                   owned by IFS; securities broker-dealer.

                        Touchstone Advisors, Inc.; Ohio corporation; 100% owned
                                   by IFS; registered investment adviser.

                        IFS Fund Distributors, Inc.; Ohio corporation; 100%
                                   owned by IFS; registered broker dealer

                        Integrated Fund Services, Inc.; Ohio corporation; 100%
                                   owned by IFS; registered transfer agent.

     Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

               National Integrity Life Insurance Company; New York corporation;
                                   100% owned by Integrity Life Insurance
                                   Company.

     303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC.

     Race Street Development, Ltd.; Ohio limited liability company; 100% owned by WSLIC.

     WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

     ServerVault Corp.; Delaware corporation; 100% owned by WSLIC.

     Fort Washington Investment Advisors, Inc. ("FWIA"); Ohio corporation; 100% owned by WSLIC; registered investment adviser.

                 Todd Investment Advisors, Inc.; Kentucky corporation; 100%
                        owned by FWIA; registered investment adviser.

                 Fort Washington Capital Partners, LLC; Delaware limited
                        liability company; 100% owned by FWIA.

                 Tri-State Ventures, LLC; Delaware limited liability company;
                        100% owned by FWIA.

                 Buckeye Venture Partners, LLC; Ohio limited liability company;
                        60% owned by FWIA and 40%
                        owned by unrelated third party.

     Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC; insurance.

               Colmain Properties, Inc.; Ohio corporation; 100% owned by
                        Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

               CAI Holding Company, Inc.; Ohio corporation; 100% owned by
                        Columbus Life Insurance Company; holding company.

                        Capital Analysts Incorporated; Delaware corporation;
                                   100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

                        Capital Analysts Agency, Inc.; Ohio corporation; 99%
                                   owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

                        Capital Analysts Agency, Inc.; Texas corporation; 100%
                                   owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                        Capital Analysts Insurance Agency, Inc.; Massachusetts
                                   corporation; 100% owned by Capital Analysts
                                   Incorporated; general insurance agency.

     Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by
     WSLIC.

               Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by
                        Eagle Realty Group, LLC.

                 OTR Walnut Housing, Ltd.; Ohio limited liability company; 100%
                        owned by Eagle Realty Investments Inc.

                                   OTR Redevelopment Group, LLC; Ohio limited
                                      liability company; 100% owned by OTR
                                      Walnut Housing, Ltd.

     W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

     AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

     Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

     Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

     W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual;
               general insurance agency.

ITEM 27.    NUMBER OF CONTRACT OWNERS

            As of March 31, 2005 there were 10,985 contract owners of Separate Account I of Integrity.

ITEM 28.    INDEMNIFICATION

BY-LAWS OF INTEGRITY. Integrity's By-Laws provide, in Article V, as follows:

            Section 5.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

            (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

            (b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

                    (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

                    (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

            (c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

            (d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

                    (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

                    (2) If the quorum described in division (d)(1) of this
            Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

                    (3) By the Shareholders; or

                    (4) By the court of common pleas or the court in which such action, suit or proceeding was brought.

                    Any determination made by the disinterested Directors under
            Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under
            (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

            (e)(1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

                    (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

                    (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

            (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

            (f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

            (g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the Corporation has a financial interest.

ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under Integrity's Separate Accounts II, and VUL; National Integrity Life Insurance Company's Separate Accounts I, II, and VUL; contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate Accounts I, II, and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------                     -----------------------------------------------
James N. Clark(1)                                       Director

Jill T. McGruder(3)                                     Director

Donald J. Wuebbling(1)                                  Director

OFFICERS:

James H. Grifo(3)                                       President

Richard K. Taulbee(1)                                   Vice President

Patricia J. Wilson(1)                                   Chief Compliance Officer

James J. Vance(1)                                       Vice President and Treasurer

Terrie A. Wiedenheft(3)                                 Chief Financial Officer

Elaine M. Reuss(1)                                      Assistant Treasurer

Joseph F. Vap(2)                                        Assistant Treasurer

Lisa C. Heffley(2)                                      Assistant Vice President

Patricia L. Tackett(2)                                  Assistant Vice President

Timothy D. Speed(1)                                     Assistant Treasurer

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40241
(3) Principal Business Address: 221 East Fourth St., Suite 300, Cincinnati, Ohio 45202

(c)         Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 515 West Market Street, Louisville, Kentucky 40202.

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 29th day of April, 2005.


                              SEPARATE ACCOUNT I OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)


                             By:/s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO


                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 29th day of April, 2005.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President & CEO
                              Date: April 29, 2005


PRINCIPAL FINANCIAL OFFICER:  /s/ Dennis L. Carr
                              ------------------
                              Dennis L. Carr, Executive Vice President,
                              Financial and Actuarial
                              Date: April 29, 2005

PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              Joseph F. Vap, Director, Financial Operations
                              Date: April 29, 2005

DIRECTORS:

/s/ John F. Barrett                                     /s/ William J. Williams
John F. Barrett                                         William J. Williams
Date:   4/29/05                                         Date:   4/29/05
      -------------                                           ---------


/s/ Dennis L. Carr                                      /s/ Donald J. Wuebbling
Dennis L. Carr                                          Donald J. Wuebbling
Date:   4/29/05                                         Date:   4/29/05
     --------------                                           --------------


/s/ John R. Lindholm                                    /s/ Edward J. Babbitt
John R. Lindholm                                        Edward J. Babbitt
Date:   4/29/05                                         Date:   4/29/05
      ----------------                                       ------------------


/s/ Robert L. Walker
Robert L. Walker
Date:   4/29/05
      -------------------

                                  EXHIBIT INDEX

EXHIBIT NUMBER

9.   Opinion and Consent of Theresa M. Brunsman

10.  Consent of Independent Registered Public Accounting Firm